ING Life Insurance and Annuity Company and its Variable Annuity Accounts B and C and ING Insurance Company of America and its Variable Annuity Account I
Supplement dated April 29, 2005

This supplement amends certain information contained in the most recent variable annuity contract prospectus and contract prospectus summary, as applicable. Please read it carefully and keep it with your variable annuity contract prospectus and contract prospectus summary, as applicable, for future reference.

______________________________________________________________________

The "Regulatory Matters" sub-section of the prospectus and prospectus summary, as applicable, is hereby deleted and replaced with the following:
Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

X.REGBCI-05 C05-0411-018R (04/2005)	Page 1 of 2	April 2005

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

X.REGBCI-05 C05-0411-018R (04/2005)	Page 2 of 2	April 2005
Contract Prospectus - April 29, 2005

The Contracts. The contracts described in this prospectus are individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our). They are issued to you, the contract holder as either a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under Tax Code section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contracts are not currently available as a Simple IRA under Tax Code section 408(p).

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you.

Please read this prospectus carefully and keep it for future reference.

Table of Contents . . . page 3

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

The Funds

AIM V.I. Capital Appreciation Fund (Series I)

AIM V.I. Core Equity Fund (Series I)

AIM V.I. Growth Fund (Series I)

AIM V.I. Premier Equity Fund (Series I)

AllianceBernstein Growth and Income Portfolio (Class A)

Calvert Social Balanced Portfolio

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

ING American Century Large Company Value Portfolio (Service Class) (1)

ING American Century Select Portfolio (Initial Class)

ING American Century Small Cap Value Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Fundamental Research Portfolio (Service Class)(1)

ING GET U.S. Core Portfolio

ING Goldman Sachs® Capital Growth Portfolio (Service Class) (2)

ING JPMorgan Fleming International Portfolio (Initial Class)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING Julius Baer Foreign Portfolio (Class S)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING MFS Total Return Portfolio (Class S)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING PIMCO Total Return Portfolio (Service Class)

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)

ING Salomon Brothers Fundamental Value Portfolio (Service Class)

ING Salomon Brothers Large Cap Growth Portfolio (Initial Class)

ING Solution 2015 Portfolio (Service Class)(3)

ING Solution 2025 Portfolio (Service Class)(3)

ING Solution 2035 Portfolio (Service Class)(3)

ING Solution 2045 Portfolio (Service Class)(3)

ING Solution Income Portfolio (Service Class)(3)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Initial Class)

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Financial Services Portfolio (Class I)

ING VP Global Science and Technology Portfolio(Class I)

ING VP Growth and Income Portfolio (Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP Index Plus MidCap Portfolio (Class I)

ING VP Index Plus SmallCap Portfolio (Class I)

ING VP Intermediate Bond Portfolio (Class I)(1)

ING VP International Equity Portfolio (Class I)

ING VP International Value Portfolio (Class I)

ING VP MidCap Opportunities Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

ING VP Real Estate Portfolio (Class I)

ING VP Small Company Portfolio (Class I)

ING VP SmallCap Opportunities Portfolio (Class I)

ING VP Strategic Allocation Balanced Portfolio (Class I)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Income Portfolio (Class I)

ING VP Value Opportunity Portfolio (Class I)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio
(Class VC)

Oppenheimer Main Street Small Cap Fund®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio (Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio (Class I)

Pioneer Mid Cap Value VCT Portfolio (Class I)

Wanger Select

Wanger U.S. Smaller Companies

1. This fund has changed its name to the name listed above. See Appendix IV - Description of Underlying Funds for a complete list of former and current fund names.

2. Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

3. These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See "Fees - Fund Fees and Expenses" for additional information.

Contract Prospectus - April 29, 2005 (continued)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 14, in Appendix IV- Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options.

Guaranteed Interest Account
Fixed Account
Guaranteed Accumulation Account (available in New York only)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

Getting Additional Information. You may obtain the April 29, 2005 Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-262-3862 or writing to us at the address referenced under "Contract Overview Questions: Contacting the Company" section of the prospectus. You may also obtain an SAI for any of the Funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. The SAI table of contents is listed on page 42 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid in New York only when accompanied by the Guaranteed Accumulation Account prospectus.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

TABLE OF CONTENTS
Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
Installment Purchase Payment Contracts and Single Purchase Payment Contracts
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase
Fee Table	6
Condensed Financial Information	14
Investment Options	14
Transfers Among Investment Options	16
Purchase	17
Right to Cancel	19
Fees	20
Your Account Value	25
Withdrawals	27
Systematic Distribution Options	28
Death Benefit	29
The Income Phase	30
Taxation	33
Contract Distribution	37
Other Topics	39

The Company - Variable Annuity Account C - Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Involuntary Terminations - Regulatory Matters - Legal Matters and Proceedings

Contents of the Statement of Additional Information	42
Appendix I - Guaranteed Interest Account	43
Appendix II - Fixed Account	44
Appendix III - Guaranteed Accumulation Account	46
Appendix IV - Description of Underlying Funds	48
Appendix V - Projected Schedule of ING GET U.S. Core Portfolio Offerings	66
Appendix VI - Condensed Financial Information	CFI-1

Contract Overview

Questions - Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:

ING
USFS Customer Service
Defined Contribution
Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-262-3862

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional information.
Contract Design

The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.

Installment Purchase Payment Contracts and Single Purchase Payment Contracts

Throughout the prospectus we refer to Installment Purchase Payment Contracts and Single Purchase Payment Contracts.

Installment Purchase Payment Contracts. Under these contracts you agree to make continuing periodic payments each year.

Single Purchase Payment Contracts. Under these contracts you make a lump-sum transfer of amounts accumulated under a pre-existing plan in accordance with our procedures and minimums in effect at the time of purchase.

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix III.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation: You will generally not pay taxes on any earnings from the annuity contracts described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., traditional IRAs) also defer payment of taxes on earnings until they are withdrawn, or provide for tax-free withdrawals of earnings, subject to certain restrictions (e.g., Roth IRAs). Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

Contract Phases
I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

(a) Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.

Payments to your Account
Step 1 â
ING Life Insurance and Annuity Company
(a) â	Step 2	(b) â
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts
	A	B	Etc.
	â	Step 3 â
	Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options. See "The Income Phase." In general, you may:

Receive income phase payments for a specified period of time or for life;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an income phase option that provides for payments to your beneficiary; and
Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

Fee Table

In This Section:

  Maximum Contract Holder Transaction Expenses
  Annual Maintenance Fee
  Maximum Separate Account Annual Expenses
  Total Annual Fund Operating Expenses
  Fees Deducted by the Funds
  Hypothetical Examples

Also, see the "Fees" section for:

  How, When and Why Fees are Deducted
  Reduction, Waiver and/or Elimination of Certain Fees
  Redemption Fees
  Premium and Other Taxes
  ING GET Fund Guarantee Charge

Also See "The Income Phase" section for:

  Fees During the Income Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses

Early Withdrawal Charge[1]

(as a percentage of amount withdrawn) 5%

Transfer Charges $0.00 - $10.00[2]

1 This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. The early withdrawal charge reduces over time. The actual schedule applied will differ depending on whether your contract is an installment purchase payment contract or a single purchase payment contract. The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. These fees may be waived, reduced or eliminated in certain circumstances. See the "Fees" section.

2 During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers Among Investment Options."

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee	$20.00[3]

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge	1.25%

Administrative Expense Charge	0.00% - 0.25%[4]

ING GET Fund Guarantee Charge	0.25%[5]

Total Separate Account Annual Expenses	1.50% - 1.75%

3 The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals. See "Fees - Annual Maintenance Fee."

4 We currently do not impose this charge. However, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees-Administrative Expense Charge."

5 The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See "Fees - ING GET Fund Guarantee Charge" for a description of the ING GET Fund guarantee charge.

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.34%	Maximum 1.65%*

* After taking into account fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.34% and 1.55%, respectively. The fund having the minimum expense percentage is not subject to any contractual fee waiver or expense reimbursement arrangements. The fund having the maximum expense percentage is subject to a contractual fee waiver or expense reimbursement arrangement through May 1, 2006.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectuses for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. The fees and expense information shown in the following table was provided by the funds. The column labeled "Fees and Expenses Waived or Reimbursed" shows only contractual waivers or reimbursements that continue through at least May 1, 2006. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2004.

Fund Expense Table(1)(2)
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM V.I. Capital Appreciation Fund (Series I) (3)	0.61%	--	0.30%	0.91%	--	0.91%
AIM V.I. Core Equity Fund (Series I) (3)	0.61%	--	0.30%	0.91%	--	0.91%
AIM V.I. Growth Fund (Series I)(3)	0.63%	--	0.28%	0.91%	--	0.91%
AIM V.I. Premier Equity Fund (Series I) (3)	0.61%	--	0.30%	0.91%	--	0.91%
AllianceBernstein Growth and Income Portfolio (Class A)(4)	0.55%	--	0.05%	0.60%	--	0.60%
Calvert Social Balanced Portfolio(5)	0.70%	--	0.21%	0.91%	--	0.91%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP Overseas Portfolio (Initial Class)	0.72%	--	0.19%	0.91%	--	0.91%
Franklin Small Cap Value Securities Fund (Class 2)(6)(7)	0.53%	0.25%	0.18%	0.96%	0.04%	0.92%
ING American Century Large Company Value Portfolio (Service Class) (8)	0.80%	--	0.45%	1.25%	--	1.25%

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING American Century Select Portfolio (Initial Class) (9)	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Service Class) (10)	1.00%	--	0.65%	1.65%	0.10%	1.55%
ING Baron Small Cap Growth Portfolio (Service Class) (10)	0.85%	--	0.65%	1.50%	0.05%	1.45%
ING Fundamental Research Portfolio (Service Class) (8)	0.60%	--	0.45%	1.05%	--	1.05%
ING GET U.S. Core Portfolio (11)(12)(13)	0.60%	0.25%	0.15%	1.00%	--	1.00%
ING Goldman Sachs® Capital Growth Portfolio (Service Class) (8)	0.85%	--	0.45%	1.30%	--	1.30%
ING JPMorgan Fleming International Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING JPMorgan Mid Cap Value Portfolio (Service Class) (8)	0.75%	--	0.60%	1.35%	--	1.35%
ING Julius Baer Foreign Portfolio (Class S) (14)	0.96%	--	0.25%	1.21%	--	1.21%
ING MFS Capital Opportunities Portfolio (Initial Class)	0.65%	--	0.25%	0.90%	--	0.90%
ING MFS Total Return Portfolio (Class S) (14)(15)	0.64%	--	0.25%	0.89%	--	0.89%
ING OpCap Balanced Value Portfolio (Service Class) (8)	0.80%	--	0.45%	1.25%	--	1.25%
ING Oppenheimer Global Portfolio (Initial Class) (9)	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Initial Class) (16)	0.50%	--	0.04%	0.54%	--	0.54%
ING PIMCO Total Return Portfolio (Service Class) (8)	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13%	0.82%	--	0.82%
ING Salomon Brothers Fundamental Value Portfolio (Service Class) (8)	0.90%	--	0.45%	1.35%	--	1.35%
ING Salomon Brothers Large Cap Growth Portfolio (Initial Class) (9)	0.64%	--	0.23%	0.87%	--	0.87%
ING Solution 2015 Portfolio (Service Class) (17)(18)	0.79%	-	0.27%	1.06%	0.02%	1.04%
ING Solution 2025 Portfolio (Service Class) (17)(18)	0.84%	-	0.27%	1.11%	0.03%	1.08%
ING Solution 2035 Portfolio (Service Class) (17)(18)	0.88%	-	0.27%	1.15%	0.03%	1.12%
ING Solution 2045 Portfolio (Service Class) (17)(18)	0.92%	-	0.27%	1.19%	0.04%	1.15%
ING Solution Income Portfolio (Service Class) (17)(18)	0.61%	-	0.27%	0.88%	--	0.88%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) (9)	0.64%	--	0.02%	0.66%	--	0.66%
ING T. Rowe Price Equity Income Portfolio (Class S) (14)(15)	0.66%	--	0.26%	0.92%	--	0.92%
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	0.60%	--	0.15%	0.75%	--	0.75%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Service Class) (10)	0.60%	--	0.60%	1.20%	0.07%	1.13%

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Van Kampen Equity and Income Portfolio (Initial Class) (9)	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Balanced Portfolio, Inc. (Class I)(19)	0.50%	--	0.09%	0.59%	--	0.59%
ING VP Financial Services Portfolio (Class I) (20)(21)	0.75%	--	0.25%	1.00%	0.20%	0.80%
ING VP Global Science and Technology Portfolio (Class I) (19)(22)	0.95%	--	0.10%	1.05%	--	1.05%
ING VP Growth and Income Portfolio (Class I) (19)	0.50%	--	0.08%	0.58%	--	0.58%
ING VP Growth Portfolio (Class I) (19)(22)	0.60%	--	0.09%	0.69%	--	0.69%
ING VP Index Plus LargeCap Portfolio (Class I) (19)(22)	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) (19)(22)	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) (19)(22)	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Intermediate Bond Portfolio (Class I) (19)	0.40%	--	0.08%	0.48%	--	0.48%
ING VP International Equity Portfolio (Class I) (19)(22)	0.85%	--	0.10%	0.95%	(0.20%)	1.15%
ING VP International Value Portfolio (Class I) (20)(21)	1.00%	--	0.22%	1.22%	0.22%	1.00%
ING VP MidCap Opportunities Portfolio (Class I) (20)(21	0.75%	--	0.21%	0.96%	0.02%	0.94%
ING VP Money Market Portfolio (Class I) (19)	0.25%	--	0.09%	0.34%	--	0.34%
ING VP Real Estate Portfolio (Class I)(20)(21)	0.80%	--	0.45%	1.25%	0.20%	1.05%
ING VP Small Company Portfolio (Class I) (19)(22)	0.75%	--	0.09%	0.84%	--	0.84%
ING VP SmallCap Opportunities Portfolio (Class I) (20)(21)	0.75%	--	0.19%	0.94%	0.04%	0.90%
ING VP Strategic Allocation Balanced Portfolio (Class I) (19)(22)	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) (19)(22)	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) (19)(22)	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Value Opportunity Portfolio (Class I) (19)(22)	0.60%	--	0.09%	0.69%	--	0.69%
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)	0.50%	--	0.39%	0.89%	--	0.89%
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)	0.75%	--	0.42%	1.17%	--	1.17%
Oppenheimer Main Street Small Cap Fund®/VA	0.75%	--	0.08%	0.83%	--	0.83%
PIMCO VIT - Real Return Portfolio(23)	0.25%	--	0.40%	0.65%	--	0.65%
Pioneer Equity Income VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Fund VCT Portfolio (Class I)	0.65%	--	0.06%	0.71%	--	0.71%
Pioneer High Yield VCT Portfolio (Class I)	0.65%	--	0.13%	0.78%	--	0.78%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Wanger Select(24)(25)	0.85%	--	0.15%	1.00%	--	1.00%
Wanger U.S. Smaller Companies(26)	0.91%	--	0.08%	0.99%	--	0.99%

Footnotes to "Fund Expense Table"
(1)

The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments may also be used by the company to finance distribution. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Fees and Expenses" for additional information.

(2)

In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. The investment management fee shown in the fee table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Fees and Expenses" for additional information.

(3)

The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

(4)	Expense information has been restated to reflect a reduction in management fees effective September 7, 2004.
(5)

Expenses are based on expenses for the Portfolio's most recent fiscal year ended December 31, 2004. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.

(6)	While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(7)

The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. The Fund's fiscal year end is April 30.

(8)	Other Expenses include a Shareholder Services fee of 0.25%.
(9)

Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio; from 0.60% to 0.06% for ING Oppenheimer Global Portfolio, and from 0.20% to 0.23% for ING Salomon Brothers Large Cap Growth Portfolio.

(10)

Other Expenses include a Shareholder Services fee of 0.25%. The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

(11)

Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix V in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.

(12)

The amounts shown are the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: Management (Advisory) Fees of 0.25%; 12b-1 Fee of 0.25%; Other Expenses of 0.15%; Total Annual Fund Operating Expenses of 0.65% and Net Annual Fund Operating Expenses of 0.65%. Pursuant to a Distribution Plan adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.

(13)

ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2006. The expense limit for the Series is shown as Net Annual Fund Operating Expenses in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(14)

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(15)

A portion of the brokerage commissions that ING MFS Total Return and ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.88% and 0.91%, respectively. This arrangement may be discontinued at any time.

(16)	Based on estimated expenses for the current fiscal year.
(17)

The Portfolio is structured as a fund of funds, and invests directly in shares of underlying funds. See "Fees - Fund Expenses" for additional information. The table reflects net operating expenses paid directly and indirectly by each Portfolio. Other Expenses include a Shareholder Services fee of 0.25%. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year. These expense ratios are estimates based on the target allocations among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year. Operating expenses are shown without allocations to the Fixed Account. Estimated net operating expenses for the Service Class shares including allocations to the Fixed Account would be 0.83% for ING Solution Income Portfolio; 0.96% for ING Solution 2015 Portfolio; 1.06% for ING Solution 2025 Portfolio; 1.14% for ING Solution 2035 Portfolio; and 1.17% for ING Solution 2045.

(18)

The Fund's adviser has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solutions Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the Fund's adviser within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(19)

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(20)

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. For ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, which have not had a full year of operations, as of December 31, 2004, expenses are based on estimated amounts for the current fiscal year.

(21)

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year by ING Investments, LLC for ING VP Financial Services Portfolio and ING VP Real Estate Portfolio, are shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(22)

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(23)

Other Expenses reflect an administrative fee of 0.10% and a service fee of 0.15%. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(24)

Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rate: 0.85%. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.95%; other expenses, 0.15%; and total operating expenses, 1.10%.

(25)	The Adviser has undertaken to limit Wanger Select's annual expenses to 1.35% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2006.
(26)

Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees, separate account annual expenses including the annual maintenance fee of $20 (converted to a percentage of assets equal to 0.062%), and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$833	$1,517	$2,226	$3,514	$324	$990	$1,679	$3,514

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$709	$1,145	$1,610	$2,224	$193	$597	$1,027	$2,224

* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in "Fees." Under that schedule, if only one $10,000 purchase payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** This example does not apply if during the income phase a nonlifetime income phase payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix VI of this prospectus, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values in each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

Investment Options

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

  Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix IV. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in "Contract Overview-Questions: Contacting the Company," by accessing the SEC's website or by contacting the SEC Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio ("ING GET Fund") series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. Please see Appendix V for a projected schedule of ING GET Fund series offerings. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

Selecting Investment Options
Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an option, even if you no longer have amounts allocated to it.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
Mixed-bought for annuities and life insurance.
Shared-bought by more than one company.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options

During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See "The Income Phase."

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:
1) exceeds our then-current monitoring standard for frequent trading;
2) is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3) if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders, we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if such transfer activity is initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders or, as applicable, to all contract holders investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Purchase

Contracts Available for Purchase. The contracts available for purchase are individual, fixed and variable, deferred annuity contracts. They are intended to qualify under the Tax Code as one of the following:

A traditional Individual Retirement Annuity (IRA) under Tax Code section 408(b); or
A Roth IRA under Tax Code section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a "Simple IRA" as defined in Tax Code section 408(p).

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

How to Purchase. Complete the application and submit it and your initial purchase payment to us directly or through your sales representative. An account will not be set up until payment is received.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Purchase Payment Methods. Two types of contracts are available:

  Installment Purchase Payment Contracts. Under these contracts you agree to make continuing periodic purchase payments each year. Purchase payments must be at least $85 per month or $1,000 annually. Monthly installments must be made by automatic bank check plan.

  Single Purchase Payment Contracts. Under these contracts you make a lump-sum transfer of amounts accumulated under a pre-existing plan in accordance with our procedures and minimums in effect at the time of purchase. The minimum purchase payment for a single purchase payment contract is $5,000.

Transfers/Rollovers. Rollovers and direct transfers are permitted from a 401, 403(a), 403(b), or governmental 457(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA. We reserve the right not to accept rollover contributions into an existing contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1)

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2)

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

Fees

Types of Fees

There are five types of fees or deductions which may affect your account:

  Transaction Fees
  Early Withdrawal Charge
  Annual Maintenance Fee
  Transfer Charge
  Redemption Fees
  Fees Deducted from Investments in the Separate Account
  Mortality and Expense Risk Charge
  Administrative Expense Charge
  Fund Fees and Expenses
  Premium and Other Taxes
  ING GET Fund Guarantee Charge

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8 1/2% of your total purchase payments to the contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with your contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Installment Purchase Payment Contracts. Under installment purchase payment contracts, you agree to make a certain number of purchase payments each year. The early withdrawal charge percentage will be based on the number of completed purchase payment periods. A purchase payment period is the period of time it takes to make the number of installment purchase payments you agreed to make each year. For example, if you agree to make payments monthly, a purchase payment period would consist of 12 purchase payments. If only 11 purchase payments are made, the purchase payment period is not completed until the twelfth purchase payment is made. The number of completed purchase payment periods may not exceed the number of completed account years, regardless of the number of purchase payments made.

Installment Purchase Payment Contract Schedule
Completed Purchase Payment Periods Less than 5 5 or more but less than 7 7 or more but less than 9 9 or more but less than 10 10 or more	Early Withdrawal Charge 5% 4% 3% 2% 0%

Single Purchase Payment Contracts. The following early withdrawal charge schedule applies to withdrawals from single purchase payment contracts.

Single Purchase Payment Contract Schedule
Completed Contract Years Less than 5 5 or more but less than 6 6 or more but less than 7 7 or more but less than 8 8 or more but less than 9 9 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:
Used to provide income phase payments to you;
Paid due to your death;
Withdrawn under a systematic distribution option - see "Systematic Distribution Options";
Withdrawn on or after the tenth anniversary of the effective date of an installment purchase payment contract;
Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
Withdrawn in part or in full from an installment purchase payment contract provided you are at least 59 1/2 and nine purchase payment periods have been completed; or

  Withdrawn in an amount of 10% or less of your account value, provided you are between the ages of 59 1/2 and 70 1/2. This waiver applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

  Reduction or Elimination. In addition to the specific waivers described above, we may reduce or eliminate the early withdrawal charge if we anticipate savings on our administrative expenses due to any of the following:

The size and type of the group to whom the contract is offered;
The amount of expected purchase payments; or

  A prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us, or transferring amounts held under qualified retirement plans sponsored by us or any of our affiliates.

We will not unfairly discriminate against any person if we reduce or eliminate the early withdrawal charge. Any reduction or elimination will be subject to state approval.
Annual Maintenance Fee
Maximum Amount. $20.00 for installment purchase payment contracts. $0.00 for single purchase payment contracts.

  When/How. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have an interest.

Purpose. This fee reimburses us for our administrative expenses related to establishment and maintenance of your account.

Reduction or Elimination. We may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:
The size and type of group to whom the contract is offered; or
The amount of expected purchase payments.

  We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Transfer Charge
Amount. $0.00

  When/How. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

  If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge
Maximum Amount. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

  When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.
The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

  If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Amount. $0.00

We currently do not impose this charge. We reserve the right, however, if allowed by your contract, to charge up to 0.25% annually of your account value invested in the subaccounts.

  When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

  Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

Fund Fees and Expenses

  As shown in the Fund Expense Table which begins of on page 7 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner or participant services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

  The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by the Company or other Company affiliates (including but not limited to ING Investments, LLC and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by the Company or a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

  Affiliated funds are (a) funds managed by the Company, ING Investments, LLC, Directed Services, Inc. or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by the Company or a Company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

    For those funds which the Company serves as investment adviser, a share of the management fee deducted from fund assets and included within the "Management (Advisory) Fees" column of the Fund Expense Table that begins on page 7 of this prospectus;

Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table; and

    For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 Fees" column of the Fund Expense Table.

  Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

  Revenue~~s~~ received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:
For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table; and

  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the contract. These additional payments are not disclosed in the Fund Expense Table and do not increase directly or indirectly the fees and expenses shown in the Fund Expense Table. These additional payments may be used by us to finance distribution of the contract.

  The following table shows the ten unaffiliated fund families and/or investment management groups which have funds currently offered through the contract, ranked according to the total amount they paid to the Company or its affiliates in 2004, in connection with the registered variable annuity contracts issued by the Company:

  1) Fidelity Investments

  2) OppenheimerFunds

  3) AIM Investments

  4) Lord Abbett Funds

  5) Calvert Funds

  6) Franklin Templeton Investments

  7) Pioneer Investments

  8) Alliance Capital Management L.P.

  9) PIMCO Funds

  10) Columbia Wanger Asset Management, L.P.

If the revenues received from affiliated funds were included in the table above, payments from ING Investments, LLC and other Company affiliates would be at the top of the list.

  Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

  Certain funds may be structured as "fund of funds" (including the ING Solutions portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in the "Fee Table" section reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the "Fund Expense Table" and on the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

  When/How. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

ING GET Fund Guarantee Charge

  Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See "Investment Options - ING GET U.S. Core Portfolio."

Your Account Value

During the accumulation phase, your account value at any given time equals:
The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts; plus
The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

  Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in accumulation units of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

  Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

  Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
The total value of the subaccount's units at the preceding valuation; minus

  A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for ING GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

  Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5,000.
$5,000 Purchase Payment
Step 1 â
Step 2:	ING Life Insurance and Annuity Company

  A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

  B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

  Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Step 2 â
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 100 accumulation units		Etc.
	â	Step 3	â
	Mutual Fund A		Mutual Fund B

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

  Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

Withdrawals

  You may withdraw all or a portion of your account value at any time during the accumulation phase.

  Steps for Making a Withdrawal

    Select the withdrawal amount.

  (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account (with reduced interest yield), the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge and annual maintenance fee.

  (2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account or a reduced interest yield from the Guaranteed Interest Account.

    Select investment options. If you do not specify, we will withdraw dollars proportionally from each of your investment options.

    Properly complete a disbursement form and submit it to our Home Office.

  See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

  Taxes, Fees and Other Deductions

  Amounts withdrawn may be subject to one or more of the following:

    Early Withdrawal Charge See "Fees-Early Withdrawal Charge"
    Annual Maintenance Fee See "Fees-Annual Maintenance Fee"
    Market Value Adjustment See Appendix III and the Guaranteed Accumulation Account prospectus
    Redemption Fees See "Fees-Redemption Fees"
    Tax Penalty See "Taxation"
    Tax Withholding See "Taxation"

  To determine which may apply, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

  Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

  Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

  Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.

Systematic Distribution Options

  Features of a Systematic Distribution Option

  A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

  These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

    SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

    ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law generally at age 70 1/2 and pay you that amount once a year. ECO is not available under Roth IRA contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

  Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview-Questions: Contacting the Company."

  Systematic Distribution Options Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or change the terms of future elections.

  Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

  Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

  Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

Death Benefit

  During the Accumulation Phase.   The contract provides a death benefit in the event of your death during the accumulation phase.

  Who Receives the Death Benefit Proceeds? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

  Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in "Contract Overview-Questions: Contacting the Company."

  Death Benefit Amount. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death and a payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

  For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus. For amounts held in the Guaranteed Interest Account, the full annual guaranteed interest rate will be credited.

  Death Benefit Payment Options. Unless otherwise requested, we will mail payment to the beneficiary within seven calendar days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

Lump-sum payment;
Payment in accordance with any of the available income phase payment options (see "The Income Phase"); or
If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see "Systematic Distribution Options").

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contracts.

The following options are also available to the beneficiary, however, the Tax Code limits how long the death benefit proceeds may be left in these options:
Leave the account value invested in the contract; or

    For certain contracts, leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See "The Income Phase."

  Taxation. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

The Income Phase

  We may have used the following terms in prior prospectuses:

  Annuity Phase  -Income Phase

  Annuity Option-Income Phase Payment Option

  Annuity Payment-Income Phase Payment

  Annuitization-Initiating Income Phase Payments

During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.
Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments you must notify us in writing of the following:
Payment start date;
Payment option (see the income phase payment options table in this section);
Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
Choice of fixed, variable or a combination of both fixed and variable payments; and
Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

  What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age (or adjusted age under some contracts), gender, account value, the income phase payment option selected, the number of guaranteed payments selected (if any), and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

  Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase will necessarily be available during the income phase. Payment amounts will vary depending upon investment performance of the subaccounts you select. For variable payments, you must also select an assumed net investment rate.

  Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

  If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview-Questions: Contacting the Company."

  Selecting Subaccounts. The subaccounts currently available during the income phase are: the ING VP Growth and Income Portfolio (Class I), the ING VP Intermediate Bond Portfolio (Class I) and the ING VP Balanced Portfolio, Inc. (Class I). Prior to selecting a subaccount review the prospectus of each of these funds. You may not transfer among subaccounts during the income phase.

Minimum Payment Amounts. The income phase payment option you select must result in one of the following:
A first income phase payment of at least $20; or
Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

  Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant (defined below) plus the number of years for which income phase payments are guaranteed must not exceed 95. Certain tax rules may also limit length of income phase payments. For Roth IRAs these minimum distribution rules do not apply. See "Taxation."

  Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

  Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See "Fees."

  Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the "Income Phase Payment Options" table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven calendar days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. he beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contracts.

  Calculation of Death Benefit. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

  Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

Income Phase Payment Options

  The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to Understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based. Beneficiary(ies): The person(s) or entities entitled to receive a death benefit under the contract.

Lifetime Payment Options
Life Income

  Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

  Death Benefit-None: All payments end upon the annuitant's death.

Life Income - Guaranteed Payments*

  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.

  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.

  Continuing Payments: When you select this option you choose for either:

  (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

  (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment will continue to the second annuitant on the annuitant's death.

  Death Benefit-None: All payments end upon the deaths of both annuitants.

Life Income - Two Lives - Guaranteed Payments*

  Length of Payments: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.

  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

  Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Payment Option
Nonlifetime - Guaranteed Payments*

  Length of Payments: You may select payments for 3 through 30 years. In certain cases a lump-sum payment may be requested at any time see below).

  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

  Lump-Sum Payments: If the "Nonlifetime-Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees-Early Withdrawal Charge." If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made.

  Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Taxation

  Introduction

  This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

    Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

    This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

    We do not make any guarantee about the tax treatment of the contract or any transactions involving the contract.

  In This Section

    Introduction
    Taxation of Gains Prior to Distribution
    Investor Control
    Contract Type
    Withdrawals and Other Distributions
    Taxation of Distributions
    10% Penalty Tax
    Withholding for Federal Income Tax Liability
    Required Minimum Distributions
    Assignment or Transfer of

  We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS). No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

Contracts Possible Changes in Taxation Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise
Taxation of Gains Prior to Distribution	in the Tax Code sections applicable to your tax concerns

  You generally will not pay taxes on any earnings from the annuity contracts described in this prospectus until they are withdrawn. Traditional IRAs under Tax Code Sections 408(b) and 408(k) also generally defer payment of taxes until there is a withdrawal or distribution. Section 408A Roth IRAs are not taxed upon a withdrawal or distribution if certain conditions are satisfied. See "Withdrawals and Other Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the IRA itself. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

  Investor Control

  Although earnings under the contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Contract Type

The contract is designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b), 408(k) or 408A.

  Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

  The Contract. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

Withdrawals and Other Distributions

  Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions
408(b) IRAs. All distributions from a traditional IRA, including a SEP under Tax Code section 408(k), are taxed as received unless either one of the following is true:
The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:
Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and
Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

  If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax
Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) or 408A arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply including one or more of the following:
You have attained age 59 1/2;
You have become disabled as defined in the Tax Code;

You have died and the distribution is to your beneficiary;
The distribution is rolled over in accordance with the Tax Code;

  The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;
The distribution is used to pay for health insurance premiums for certain unemployed individuals;
The amount withdrawn is for a qualified first-time home purchase; or
The amount withdrawn is for qualified higher education expenses.

These exceptions also apply to a distribution from a Roth IRA that is not a qualified distribution or from a rollover to a Roth IRA that is not a qualified rollover contribution.

Withholding for Federal Income Tax Liability

  Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or your designated beneficiary may elect not to have tax withheld from distributions.

  Non-resident Aliens. If you or your designated beneficiary are a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Required Minimum Distributions

  To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.
Start Date. Generally, you must begin receiving distributions from a traditional IRA or SEP by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

Time Period. We must pay out the entire interest by the state date or begin paying out distributions from the contract over one of the following time periods:
Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
Distribution Amounts. The amount of each periodic distribution must be calculated in accordance with IRS regulations.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds. The following rules apply to 408(b), 408(k) and 408A arrangements. Different distribution requirements apply if your death occurs:
On or after the date you begin receiving minimum distributions under the contract; or
Before you begin receiving such distributions.

  If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

  If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin by the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70 1/2.

  Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

Assignment or Transfer of Contracts

  Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effect of such a transaction.

Possible Changes in Taxation

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

  We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Contract Distribution

  General. Our subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contract must also be licensed as insurance agents for the Company.
Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Banknorth Investment Group, Inc.
  Baring Investment Services, Inc.
  Compulife Investor Services, Inc.
  Directed Services, Inc.
  Financial Network Investment Corporation
  Granite Investment Services, Inc.
  ING Barings Corp.
  ING Direct Funds Limited

  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING DIRECT Securities, Inc.
  ING Financial Partners, Inc.
  ING Funds Distributor, Inc.
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  Systematized Benefits Administrators, Inc.

  Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

  Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid range up to 7% of all amounts contributed to a contract. The Company may also pay asset-based service fees ranging up to 0.50%.

  Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm's practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

  We may also enter into special compensation arrangements with certain distributors based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

  Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

  In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

Marketing allowances;

    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

  We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

  The following is a list of the top 25 selling firms that, during 2004, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

  1) Lincoln Investment Planning Inc.

  2) Symetra Investment Services, Inc.

  3) SunAmerica Securities, Inc.

  4) Securities America, Inc.

  5) ING Financial Partners, Inc.

  6) Financial Network Investment Corp.

  7) Investacorp Inc.

  8) Huckin Financial Group

  9) National Planning Corporation

  10) Walnut Street Securities, Inc.

  11) NIA Securities, L.L.C.

  12) MML Investors Services, Inc.

  13) Cadaret Grant & Co., Inc.

  14) Proequities, Inc.

  15) Investment Professionals, Inc.

  16) Jefferson Pilot Securities Corporation

  17) McGinn, Smith & Co., Inc.

  18) Linsco/Private Ledger Corp.

  19) Queens Road Securities

  20) A.G. Edwards & Sons

  21) Horan Securities, Inc.

  22) Lincoln Financial Advisors Corporation

  23) Securities Service Network, Inc.

  24) Woodbury Financial Services, Inc.

  25) M Holdings Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

  This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your application materials.
Other Topics

The Company
We issue the contracts described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue
Hartford, Connecticut 06156

Variable Annuity Account C

  We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted);

  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

During any other periods the SEC permits for the protection of investors.
The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.
Performance Reporting
We may advertise different types of historical performance for the subaccounts including:
Standardized average annual total returns; and
Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

  This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fee (if any), mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.
During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.
Contract Modification

  We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Involuntary Terminations

  Subject to state regulatory approval, following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay your full account value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such account value paid may not utilize the reinvestment privilege. The full account value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term see Appendix I). Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

Regulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Legal Matters and Proceedings
We are not aware of any pending legal proceedings which involve the separate account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contracts.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contracts (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contracts.

Contents of the Statement of Additional Information

  The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in "Contract Overview-Questions: Contacting the Company."

Appendix I Guaranteed Interest Account (availability subject to regulatory approval)

  The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in a nonunitized separate account of the Company, as described below.

  General Disclosure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

  Overview. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the contract, see "Other Topics-Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.
Short-Term Classification-Three years or less
Long-Term Classification-Ten years or less, but greater than three years

  As a guaranteed term matures, assets accumulating under GIA may be (a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

  Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to long-term classifications of GIA, and amounts allocated to short-term classifications of GIA will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

  Transfers. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

  Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

  Reinvestment Privilege. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

Appendix II Fixed Account

General Disclosure.
The Fixed Account is an investment option available during the accumulation phase under the contracts
Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.
Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

    Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
Additional information about this option may be found in the contract.

Interest Rates.

    The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

    Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

  Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The amount held in the Fixed Account under the contract exceeds $250,000 on the day prior to the current withdrawal ($500,000 for contracts issued prior to August 1988); or
(b)

  The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

  During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

  Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

  Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:
(a)	Your account value in the Fixed Account is $2,000 or less; or
(b)

  You transferred the maximum amount allowed from the Fixed Account in each of the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

  Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

Appendix III Guaranteed Accumulation Account (offered in New York only)

  The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

  General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your sales representative or our Home Office to learn:

    The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

  The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

  Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

  Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
Market Value Adjustment (MVA)-as described in this appendix and in the Guaranteed Accumulation Account prospectus;
Tax Penalties and/or Tax Withholding. See "Taxation;"
Early Withdrawal Charge. See "Fees;" and
Maintenance Fee. See "Fees."

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

  Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

    If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

  Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn the details about the guaranteed terms are currently being offered.

In general we offer the following guaranteed terms:
Short-term-three years or fewer; and
Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term you may:
Transfer dollars to a new guaranteed term;
Transfer dollars to other available investment options; or
Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this appendix.

  Transfers. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

  The Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase, however, you may notify us at least 30 days in advance to elect a variable income phase payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

  Reinvestment Privilege. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

Appendix IV Description of Underlying Funds

List of Fund Name Changes
Current Fund Name	Former Fund Name
ING Partners, Inc. - ING American Century Large Company Value Portfolio	ING Partners, Inc. - ING Salomon Brothers Investors Value Portfolio
ING Partners, Inc. - ING Fundamental Research Portfolio	ING Partners, Inc. - ING Aeltus Enhanced Index Portfolio
ING VP Intermediate Bond Portfolio	ING VP Bond Portfolio

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing, normally, at least 80% of net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
AIM Variable Insurance Funds - AIM V.I. Growth Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May also invest up to 25% of total assets in foreign securities.

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks to achieve long-term growth of capital with a secondary objective of income. Seeks to meet its objectives by investing, normally, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio (Class A Shares)	Alliance Capital Management L.P.

  Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Invests primarily in dividend-paying common stocks of large, well-established "blue chip" companies.

Calvert Variable Series, Inc. - Calvert Social Balanced Portfolio	Calvert Asset Management Company, Inc. Subadviser: New Amsterdam Partners LLC and SsgA Funds Management, Inc.

  Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria. Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stocks investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

Fidelity® Variable Insurance Products - Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity Management & Research Company Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.	Seeks long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.
Fidelity® Variable Insurance Products - Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.

  Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index. Normally invests at least 80% of total assets in income-producing equity securities (which tends to lead to investments in large cap "value" stocks).

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Fidelity® Variable Insurance Products - Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).
Fidelity® Variable Insurance Products - Fidelity® VIP Overseas Portfolio (Initial Class)

  Fidelity Management & Research Company

  Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term growth of capital. Normally invests at least 80% of assets in non-U.S. securities, primarily in common stocks.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

  A nondiversified fund that seeks long-term total return. Normally invests at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase. Invests mainly in equity securities of companies that the fund's manager believes are selling below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company).

ING Partners, Inc. - ING American Century Large Company Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)

  Seeks long-term capital growth; income is a secondary objective. Under normal market conditions, invests at least 80% of its assets in equity securities of large capitalization companies. American Century considers large capitalization companies to be companies in the Russell 1000 Index. Under normal market conditions, intends to keep at least 80% of assets in U. S. equity securities at all times, including common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

ING Partners, Inc. - ING American Century Select Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)

  Seeks long-term capital appreciation. Invests in securities of companies American Century believes will increase in value over time, using a growth investment strategy developed by American Century. Generally invests in larger companies, although may purchase securities of companies of any size. Can also invest in foreign companies.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING American Century Small Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)

  Seeks long-term growth of capital; income is a secondary objective. Under normal circumstances, invests at least 80% of net assets in equity securities of small-capitalization companies. American Century considers small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000 Index. Under normal market conditions, intends to keep at least 80% of assets in U. S. equity securities at all times, including common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

ING Partners, Inc. - ING Baron Small Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.

  Seeks capital appreciation. Invests primarily (at least 80% of total assets under normal circumstances) in securities of smaller companies with market values under $2.5 billion as measured at the time of purchase.

ING Partners, Inc. - ING Fundamental Research Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Prior to July 5, 2005, invests at least 80% of assets in stocks included in the S&P 500 Index. Effective July 5, 2005, will invest at least 65% of total assets in common stocks and securities convertible into common stocks. May invest principally in common stocks having significant potential for capital appreciation emphasizing stocks of larger companies. May also invest a portion of assets in stocks of mid-sized companies, and up to 25% of assets in stocks of foreign issuers, depending upon market conditions. May also invest in derivative instruments.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Insurance Trust - ING GET U.S. Core Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets. The Series invests at least 80% of its assets in equities and fixed-income securities issued by U.S. companies or the U.S. government or its agencies. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. During the Guarantee Period, the Series' assets will be allocated between the: Equity Component, consisting of common stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), futures contracts on the S&P 500 Index, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds ("ETF"s) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investments in such securities; and the Fixed Component, consisting primarily of short- to intermediate-duration U.S. government securities.

  ING Partners, Inc. - ING Goldman Sachs® Capital Growth Portfolio*

  (Service Class)

  * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

	ING Life Insurance and Annuity Company Subadviser: Goldman Sachs Asset Management, L.P. (GSAM)	Seeks long-term growth of capital. Invests, under normal circumstances, at least 90% of total assets in equity investments that are considered by GSAM to have long-term capital appreciation potential.
ING Partners, Inc. - ING JPMorgan Fleming International Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Fleming Asset Management (London) Ltd.

  Seeks long-term growth of capital. Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the subadviser believes have higher growth potential and which are attractively valued. Will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets. May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING JPMorgan Mid Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc.

  Seeks growth from capital appreciation. A nondiversified Portfolio that invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued. May invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depository receipts. Also may use derivatives.

ING Investors Trust - ING Julius Baer Foreign Portfolio (Class S Shares)	Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC

  Seeks long-term growth of capital. Under normal conditions, invests in a wide variety of international equity securities issued through the world, normally excluding the United States. Normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

ING Partners, Inc. - ING MFS Capital Opportunities Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company (MFS)

  Seeks capital appreciation. Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts focusing on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. May invest in foreign securities (including emerging market securities).

ING Investors Trust - ING MFS Total Return Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

  Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.

ING Partners, Inc. - ING OpCap Balanced Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: OpCap Advisors LLC

  Seeks capital growth, and secondarily, investment income. Under normal market conditions, invests at least 25% of total assets in equity securities, including common stocks and preferred stocks and expects to have between 50% to 75% of total assets invested in equities. Also invests at least 25% of total assets in fixed-income senior securities including bonds, debentures, notes, participation interests in loans, convertible securities and U.S. government securities.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING Oppenheimer Global Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities in any country, including countries with emerging markets. Currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. May invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the United States).

ING Partners, Inc. - ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

  Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and lower-grade high-yield securities of U.S. and foreign companies. Debt securities typically include short, medium and long-term foreign government and U.S. government bonds and notes; collateralized mortgage obligations; other mortgage-related securities and asset-backed securities; participation interests in loans; "structured" notes; lower-grade, high-yield domestic and foreign corporate debt obligations; and "zero-coupon" or "stripped" securities.

ING Partners, Inc. - ING PIMCO Total Return Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

  Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. May invest up to 30% of assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

ING Partners, Inc. - ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. May invest in foreign securities (including emerging market securities).

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING Salomon Brothers Fundamental Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks capital appreciation. A nondiversified Portfolio that invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the subadviser believes are undervalued in the marketplace. Generally invests in securities of large, well-known companies, but may also invest a significant portion of assets in securities of small to medium-sized companies when the subadviser believes smaller companies offer more attractive value opportunities.

ING Partners, Inc. - ING Salomon Brothers Large Cap Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets in equity securities of large-cap companies and related investments. For this 80% policy, large cap companies are considered to be companies with market capitalizations at the time of purchase similar to companies in the Russell 1000 Index. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

ING Partners, Inc. - ING Solution 2015 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

ING Partners, Inc. - ING Solution 2025 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING Solution 2035 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

ING Partners, Inc. - ING Solution 2045 Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

ING Partners, Inc. - ING Solution Income Portfolio (Service Class)	ING Life Insurance and Annuity Company

  Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

ING Partners, Inc. - ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of total assets in equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the Standard & Poor's MidCap 400 Index focusing on mid-size companies whose earnings are expected to grow at a rate faster than the average company.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Investors Trust - ING T. Rowe Price Equity Income Portfolio (Class S shares)	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.

  Seeks substantial dividend income as well as long-term growth of capital. Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May also invest in convertible securities, warrants and preferred stocks, foreign securities, debt securities including high-yield debt securities and future and options.

ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. May also purchase foreign stocks, hybrid securities, futures and options. Investments in foreign securities are limited to 30% of total assets.

ING Partners, Inc. - ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.

  Seeks long-term growth of capital and future income. Under normal circumstances, invests at least 80% of net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Service Class)

  ING Life Insurance and Annuity Company

  Subadviser: Van Kampen*

  * Morgan Stanley Investment Management Inc. does business in certain instances (including in its role as subadviser to the Portfolio) under the name "Van Kampen"

  Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING Van Kampen Equity and Income Portfolio (Initial Class)

  ING Life Insurance and Annuity Company

  Subadviser: Van Kampen*

  * Morgan Stanley Investment Management Inc. does business in certain instances (including in its role as subadviser to the Portfolio) under the name "Van Kampen"

  Seeks total return, consisting of long-term capital appreciation and current income. Normally invests at least 80% of net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. Normally invests at least 65% of assets in income producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. May invest up to 25% of total assets in securities of foreign issuers. May purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

ING VP Balanced Portfolio, Inc. (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments). The Portfolio may invest a portion of its total assets in high-yield instruments. May also invest in convertible securities, foreign debt securities and derivatives.

ING Variable Products Trust - ING VP Financial Services Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital appreciation. Under normal conditions, invests at least 80% of assets in equity securities and equity equivalent securities of companies principally engaged in the financial services industry. Equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks, warrants and convertible securities. May invest in initial public offerings.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP Global Science and Technology Portfolio (Class I Shares)	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets in equity securities issued by science and technology companies in all market capitalization ranges. Will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries. May also invest in preferred stock, initial public offerings, Rule 144A securities and derivative instruments including foreign currency contracts. May from time to time invest more than 25% of its assets in securities whose issuers are located in a single foreign country.

ING Variable Funds - ING VP Growth and Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant potential for capital appreciation or income growth or both. May invest up to 25% of its total assets in stocks of foreign issuers. May invest in derivatives.

ING Variable Portfolios, Inc. - ING VP Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential. Under normal market conditions, invests primarily in common stocks and securities convertible into common stock of large U.S. companies. May invest in derivatives and foreign securities.

ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500 Index. The subadviser's objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser's objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING Variable Portfolios, Inc. - ING VP Index Plus SmallCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P SmallCap 600 Index. The subadviser's objective is to overweight those stocks in the S&P SmallCap 600 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING VP Intermediate Bond Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. May also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities rated below investment grade, it seeks to maintain a minimum average portfolio quality of at least investment grade.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP International Equity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income. Under normal market conditions, invests at least 80% of assets in equity securities. At least 65% of assets will normally be invested in securities principally traded in three or more countries outside of the U.S and countries with emerging securities markets. These securities may include common stocks as well as securities convertible into common stock. May employ hedging strategies to protect it from adverse effects on the U.S. dollar. May invest in derivatives.

ING Variable Products Trust - ING VP International Value Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks capital appreciation. Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets when the fund's subadviser believes they present attractive investment opportunities. May invest in government debt securities of developed foreign countries. Also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

ING Variable Products Trust - ING VP MidCap Opportunities Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stocks of mid-sized U.S. companies that the sub-adviser believes have above average prospects for growth. For this Portfolio, mid-size companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING VP Money Market Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. May invest in certain obligations of foreign banks. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING Variable Products Trust - ING VP Real Estate Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.

  Seeks total return. Normally invests at least 80% of assets in common and preferred stock of U.S. real estate investment trusts (REITs) and real estate companies. May invest in companies of any market capitalization, but generally will not invest in companies with market capitalizations below $100 million at the time of purchase. May invest in initial public offerings.

ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% off assets in common stocks of small-capitalization companies. May invest in foreign securities and derivatives.

ING Variable Products Trust - ING VP SmallCap Opportunities Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stock of smaller, lesser-known U.S. companies that the sub-adviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35% fixed income and 5% money market instruments under neutral market conditions.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and 10% money market instruments under neutral market conditions.

ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks. Under normal market conditions, invests at least 65% of total assets in common stocks and American Depositary Receipts (ADR's). May invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC (Lord Abbett)

  Seeks long-term growth of capital and income without excessive fluctuations in market value. Primarily purchases equity securities of large, seasoned, U.S. and multinational companies that Lord Abbett believes are undervalued. Under normal circumstances, will invest at least 80% of net assets in equity securities of large companies which are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC (Lord Abbett)

  Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies which are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Equity securities may include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA	OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of small-capitalization U.S. companies that the Fund's investment manager believes have favorable business trends or prospects. Under normal market conditions, will invest at least 80% of net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization.

PIMCO VIT - Real Return Portfolio (Administrative Class)	Pacific Investment Management Company LLC (PIMCO)

  Seeks maximum real return, consistent with preservation of real capital and prudent investment management. Invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks reasonable income and capital growth. Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap® Value Index.

Wanger Advisors Trust - Wanger Select	Columbia Wanger Asset Management, L.P.

  A nondiversified fund that seeks long-term growth of capital. Invests generally in the stocks of medium- to larger-size U.S. companies. Invests in a limited number of companies (between 20-40) with market capitalizations under $20 billion, offering the potential to provide above-average growth over time.

Wanger Advisors Trust - Wanger U.S. Smaller Companies	Columbia Wanger Asset Management, L.P.

  Seeks long-term growth of capital. Under normal circumstances, invests at least 80% of net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less at the time of initial purchase. Under normal market conditions, invests at least 80% of its assets (plus any borrowings for investment purposes) in domestic securities.

APPENDIX V PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS
	Offering Dates	Guarantee Dates

ING GET U.S. Core Portfolio - Series 8	03/09/05 - 06/07/05	06/08/05 - 06/07/12

ING GET U.S. Core Portfolio - Series 9	06/08/05 - 09/06/05	09/07/05 - 09/06/12

ING GET U.S. Core Portfolio - Series 10	09/07/05 - 12/05/05	12/06/05 - 12/05/12

ING GET U.S. Core Portfolio - Series 11	12/06/05 - 03/01/06	03/02/06 - 02/28/13

ING GET U.S. Core Portfolio - Series 12	03/02/06 - 05/31/06	06/01/06 - 05/30/13

APPENDIX VI CONDENSED FINANCIAL INFORMATION

  Except for subaccounts which did not commence operations as of December 31, 20032004, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2003 2004 the "Value at beginning of period" shown is the value at first date of investment.  For those subaccounts that ended operations during the period ended December 31, 2003 2004 the "Value at end of period" shown is the value at the last date of investment.

  TABLE I
  (Selected data for accumulation units outstanding throughout each period)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$8.76	$6.85	$9.168	$12.101	$13.753	$10.217
Value at end of period	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	84,155	85,637	89,448	103,951	105,550	7,992
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$7.72	$6.28	$7.534	$9.887	$11.716	$9.627
Value at end of period	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	143,502	177,652	209,051	251,216	219,944	53,572
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$5.47	$4.22	$6.188	$9.477	$12.069	$9.819
Value at end of period	$5.84	$5.47	$4.22	$6.188	$9.477	$12.069
Number of accumulation units outstanding at end of period	127,839	117,002	123,347	139,899	141,427	31,910
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$7.12	$5.77	$8.375	$9.699	$11.506	$9.746
Value at end of period	$7.44	$7.12	$5.77	$8.375	$9.699	$11.506
Number of accumulation units outstanding at end of period	91,126	99,513	114,782	162,645	124,167	49,173
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.85
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	4,425

CFI - 1

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$10.46	$8.88	$10.231	$11.133	$11.637	$10.500	$9.839
Value at end of period	$11.18	$10.46	$8.88	$10.231	$11.133	$11.637	$10.500
Number of accumulation units outstanding at end of period	66,552	53,829	41,036	36,379	23,977	29,860	17,068
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$24.53	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156	$13.994	$11.681	$10.000
Value at end of period	$27.98	$24.53	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156	$13.994	$11.681
Number of accumulation units outstanding at end of period	896,870	706,490	666,550	742,484	805,532	888,915	834,976	811,557	500,034	174,259
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1994)
Value at beginning of period	$24.34	$18.91	$23.057	$24.567	$22.942	$21.848	$19.818	$15.664	$13.880	$10.403
Value at end of period	$26.81	$24.34	$18.91	$23.057	$24.567	$22.942	$21.848	$19.818	$15.664	$13.880
Number of accumulation units outstanding at end of period	944,029	880,788	919,343	1,042,820	946,481	1,171,916	1,332,063	1,311,211	1,166,495	766,360
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1994)
Value at beginning of period	$23.41	$17.84	$25.853	$31.791	$36.160	$26.641	$19.339	$15.858	$14.000	$10.472
Value at end of period	$23.90	$23.41	$17.84	$25.853	$31.791	$36.160	$26.641	$19.339	$15.858	$14.000
Number of accumulation units outstanding at end of period	1,100,526	1,157,472	1,200,977	1,454,622	1,500,686	1,477,316	1,278,104	1,110,079	994,616	612,992
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1994)
Value at beginning of period	$13.74	$9.71	$12.330	$15.838	$19.825	$14.074	$12.640	$11.473	$10.262	$9.474
Value at end of period	$15.42	$13.74	$9.71	$12.330	$15.838	$19.825	$14.074	$12.640	$11.473	$10.262
Number of accumulation units outstanding at end of period	148,159	138,072	115,530	137,442	146,480	164,209	194,687	221,450	182,533	166,303
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2001)
Value at beginning of period	$12.04	$9.22	$10.293	$8.071
Value at end of period	$14.71	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	144,474	53,543	31,988	1,354
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$9.88	$7.62	$8.950
Value at end of period	$10.74	$9.88	$7.62
Number of accumulation units outstanding at end of period	45,543	21,517	11,753
ING AMERICAN CENTURY SELECT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.08	$6.85	$9.050
Value at end of period	$9.40	$9.08	$6.85
Number of accumulation units outstanding at end of period	17,369	10,386	5,333

CFI - 2

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.81	$8.08	$10.020
Value at end of period	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	67,909	46,787	19,927
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.45	$8.69	$10.020
Value at end of period	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	94,897	38,746	10,876
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.61	$7.64	$8.320
Value at end of period	$10.43	$9.61	$7.64
Number of accumulation units outstanding at end of period	5,884	4,171	1,138
ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.27	$7.59	$9.320
Value at end of period	$9.96	$9.27	$7.59
Number of accumulation units outstanding at end of period	16,861	13,719	8,567
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$18.52	$14.49	$17.910	$24.820	$31.255	$19.978	$16.986	$16.776
Value at end of period	$21.75	$18.52	$14.49	$17.910	$24.820	$31.255	$19.978	$16.986
Number of accumulation units outstanding at end of period	249,912	265,773	300,037	357,693	408,735	437,547	467,484	516,231
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.78	$9.17	$9.950
Value at end of period	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	103,005	21,349	12,061
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.29
Value at end of period	$12.13
Number of accumulation units outstanding at end of period	2,771
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.31	$7.36	$10.670	$14.359	$15.421	$10.495	$9.828
Value at end of period	$10.38	$9.31	$7.36	$10.670	$14.359	$15.421	$10.495
Number of accumulation units outstanding at end of period	216,682	247,143	289,373	367,527	318,660	77,143	42,213

CFI - 3

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.30
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	6,618
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.29	$8.00	$8.280
Value at end of period	$11.21	$10.29	$8.00
Number of accumulation units outstanding at end of period	130,941	66,001	33,323
ING MFS GLOBAL GROWTH PORTFOLIOING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.83	$8.32	$9.910
Value at end of period	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	37,842	9,879	1,224
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.01	$10.72	$10.000
Value at end of period	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	166,330	147,674	116,420
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927	$15.114
Value at end of period	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927
Number of accumulation units outstanding at end of period	783,199	866,225	937,116	1,153,477	1,261,315	1,234,595	1,369,984	1,368,373
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.39	$7.48	$8.900
Value at end of period	$11.12	$10.39	$7.48
Number of accumulation units outstanding at end of period	47,082	26,126	6,358
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.24	$7.17	$9.570
Value at end of period	$10.98	$10.24	$7.17
Number of accumulation units outstanding at end of period	69,085	50,768	28,365

CFI - 4

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.38
Value at end of period	$11.34
Number of accumulation units outstanding at end of period	2,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.06	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131	$15.809
Value at end of period	$22.88	$21.06	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131
Number of accumulation units outstanding at end of period	526,773	503,621	492,198	612,057	636,137	668,583	717,872	701,952
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795	$14.067
Value at end of period	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795
Number of accumulation units outstanding at end of period	435,085	484,939	643,895	744,284	850,004	930,521	1,054,685	1,200,982
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.64	$8.31	$10.160
Value at end of period	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	199,434	63,214	15,405
ING UBS U.S. ALLOCATION PORTFOLIOING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.55	$7.61	$8.490
Value at end of period	$10.44	$9.55	$7.61
Number of accumulation units outstanding at end of period	34,199	28,571	33,009
ING VP BALANCED PORTFOLIO, INC.

  (The initial accumulation unit value was converted to $14.126 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $18.549. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion)

Value at beginning of period	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811	$15.551	$17.954	$14.288
Value at end of period	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811	$15.551	$17.954
Number of accumulation units outstanding at end of period	2,436,696	2,611,812	3,112,041	4,053,042	4,540,991	5,427,321	6,268,762	6,663,594	7,803,572	9,193,181
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.59
Value at end of period	$11.44
Number of accumulation units outstanding at end of period	34

CFI - 5

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.70	$2.57	$4.436	$5.831	$9.999
Value at end of period	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	353,626	340,052	287,488	394,229	276,443
ING VP GROWTH AND INCOME PORTFOLIO

  (The initial accumulation unit value was converted to $14.862 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $145.549. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion)

Value at beginning of period	$19.02	$15.27	$20.618	$25.588	$29.100	$25.094	$22.194	$17.302	$137.869	$105.558
Value at end of period	$20.36	$19.02	$15.27	$20.618	$25.588	$29.100	$25.094	$22.194	$17.302	$137.869
Number of accumulation units outstanding at end of period	7,775,013	8,911,586	10,681,544	13,049,579	15,052,266	17,496,241	19,989,922	21,842,444	29,130,769	6,364,000
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173	$11.137
Value at end of period	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173
Number of accumulation units outstanding at end of period	317,434	371,564	410,106	546,125	644,933	516,658	289,055	21,371
ING VP INDEX PLUS LARGECAP PORTFOLIO

  (The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)

Value at beginning of period	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924	$10.000
Value at end of period	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924
Number of accumulation units outstanding at end of period	1,224,654	1,129,974	1,103,634	1,322,389	1,239,414	1,067,590	616,724	159,461	13,142
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891	$9.925
Value at end of period	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Number of accumulation units outstanding at end of period	526,003	435,317	386,466	284,426	185,615	51,901	35,031
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815	$9.918
Value at end of period	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	310,166	219,909	189,054	134,002	91,047	73,715	40,793

CFI - 6

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING VP INTERMEDIATE BOND PORTFOLIO

  (The initial accumulation unit value was converted to $11.726 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $45.469. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion)

Value at beginning of period	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238	$12.377	$46.913	$40.173
Value at end of period	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238	$12.377	$46.913
Number of accumulation units outstanding at end of period	1,303,623	1,341,945	1,668,772	1,882,061	1,685,438	2,085,755	2,490,832	2,482,652	3,717,900	2,377,622
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765	$10.182
Value at end of period	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765
Number of accumulation units outstanding at end of period	95,074	88,586	74,977	80,579	102,558	55,009	25,090
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$10.23	$7.97	$9.542	$9.844
Value at end of period	$11.87	$10.23	$7.97	$9.542
Number of accumulation units outstanding at end of period	183,336	63,812	19,369	23,434
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$9.33	$6.92	$9.446	$10.042
Value at end of period	$10.28	$9.33	$6.92	$9.446
Number of accumulation units outstanding at end of period	41,748	27,409	14,659	2,083
ING VP MONEY MARKET PORTFOLIO

  (The initial accumulation unit value was converted to $11.175 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.501. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion)

Value at beginning of period	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.473	$37.988	$36.271
Value at end of period	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.473	$37.988
Number of accumulation units outstanding at end of period	1,060,820	1,330,998	1,919,745	2,629,444	2,471,828	2,636,397	2,329,195	2,227,782	3,510,588	1,826,260
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.00
Value at end of period	$13.88
Number of accumulation units outstanding at end of period	41,063

CFI - 7

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$19.63	$14.46	$19.070	$18.568	$17.617	$13.633	$13.654	$10.816
Value at end of period	$22.17	$19.63	$14.46	$19.070	$18.568	$17.617	$13.633	$13.654
Number of accumulation units outstanding at end of period	316,371	340,140	336,830	366,998	295,893	183,701	208,454	71,911
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$6.82	$4.98	$8.945	$10.123
Value at end of period	$7.42	$6.82	$4.98	$8.945
Number of accumulation units outstanding at end of period	55,720	55,321	11,826	2,593
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$16.17	$13.71	$15.345	$16.707	$16.847	$15.478	$14.797	$12.744	$10.862	$10.000
Value at end of period	$17.61	$16.17	$13.71	$15.345	$16.707	$16.847	$15.478	$14.797	$12.744	$10.862
Number of accumulation units outstanding at end of period	202,176	216,639	220,388	266,564	314,495	372,046	514,093	424,250	165,860	47,204
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$16.54	$13.47	$15.811	$18.100	$18.450	$16.337	$15.860	$13.395	$10.976	$10.000
Value at end of period	$18.29	$16.54	$13.47	$15.811	$18.100	$18.450	$16.337	$15.860	$13.395	$10.976
Number of accumulation units outstanding at end of period	255,898	268,308	281,512	366,303	423,053	473,603	592,247	554,873	201,475	49,748
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$16.01	$14.27	$15.104	$15.667	$15.135	$14.310	$13.550	$11.982	$10.626	$10.000
Value at end of period	$17.08	$16.01	$14.27	$15.104	$15.667	$15.135	$14.310	$13.550	$11.982	$10.626
Number of accumulation units outstanding at end of period	169,794	210,476	231,298	336,932	359,253	412,346	507,368	382,217	188,303	20,531
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$16.54	$13.44	$18.388	$20.602	$18.930	$16.030	$13.261	$10.977
Value at end of period	$18.00	$16.54	$13.44	$18.388	$20.602	$18.930	$16.030	$13.261
Number of accumulation units outstanding at end of period	190,638	216,751	272,286	305,477	157,727	118,476	112,739	33,295
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$24.45	$21.71	$23.498	$24.969	$25.859	$20.657	$15.576	$12.917	$11.259	$10.000
Value at end of period	$26.21	$24.45	$21.71	$23.498	$24.969	$25.859	$20.657	$15.576	$12.917	$11.259
Number of accumulation units outstanding at end of period	712,695	825,909	874,405	1,038,256	960,790	760,024	447,035	241,028	127,631	34,072
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.38	$12.74	$11.672	$10.971	$10.455	$10.419	$10.054
Value at end of period	$13.74	$13.38	$12.74	$11.672	$10.971	$10.455	$10.419
Number of accumulation units outstanding at end of period	176,771	195,321	194,830	162,059	88,906	58,739	54,517

CFI - 8

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
JANUS ASPEN FORTY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.88	$8.32	$9.700
Value at end of period	$11.51	$9.88	$8.32
Number of accumulation units outstanding at end of period	37,576	29,639	6,808
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$18.60	$14.30	$19.699	$26.504	$31.406	$22.086	$16.485	$13.599	$11.626	$10.000
Value at end of period	$19.20	$18.60	$14.30	$19.699	$26.504	$31.406	$22.086	$16.485	$13.599	$11.626
Number of accumulation units outstanding at end of period	437,331	546,094	650,992	827,887	955,552	773,103	465,446	376,501	250,918	78,126
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$17.21	$12.90	$18.127	$30.318	$45.025	$20.226	$15.254	$13.710	$12.861	$10.000
Value at end of period	$20.53	$17.21	$12.90	$18.127	$30.318	$45.025	$20.226	$15.254	$13.710	$12.861
Number of accumulation units outstanding at end of period	815,088	933,353	1,043,856	1,307,191	1,454,286	1,118,453	565,275	493,462	495,557	167,920
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$22.32	$18.22	$24.771	$32.342	$38.832	$23.910	$18.779	$15.566	$12.216	$10.000
Value at end of period	$23.09	$22.32	$18.22	$24.771	$32.342	$38.832	$23.910	$18.779	$15.566	$12.216
Number of accumulation units outstanding at end of period	806,681	1,007,273	1,166,146	1,480,954	1,661,140	1,490,250	1,360,741	1,206,175	526,646	65,384
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$10.16	$7.85	$9.703	$9.621
Value at end of period	$11.31	$10.16	$7.85	$9.703
Number of accumulation units outstanding at end of period	686,679	250,016	50,630	3,183
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$10.25	$8.32	$9.341	$8.988
Value at end of period	$12.56	$10.25	$8.32	$9.341
Number of accumulation units outstanding at end of period	353,610	133,264	56,099	11,047
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.35	$10.87	$14.137	$16.275	$15.681	$10.018	$9.865
Value at end of period	$18.07	$15.35	$10.87	$14.137	$16.275	$15.681	$10.018
Number of accumulation units outstanding at end of period	602,332	405,833	283,435	210,818	166,004	29,387	11,129
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.58
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	369

CFI - 9

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997	1996	1995
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.05	$11.19	$10.545	$10.185	$10.048	$9.895	$9.988
Value at end of period	$14.00	$13.05	$11.19	$10.545	$10.185	$10.048	$9.895
Number of accumulation units outstanding at end of period	164,955	121,435	77,913	63,326	29,298	20,573	13,885
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.13
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	2,212
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$9.67	$7.99	$9.610	$9.810
Value at end of period	$11.12	$9.67	$7.99	$9.610
Number of accumulation units outstanding at end of period	148,751	65,072	22,002	3,382
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$9.21	$7.53	$9.390
Value at end of period	$10.12	$9.21	$7.53
Number of accumulation units outstanding at end of period	33,192	11,093	8,956
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.25
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	53
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$11.86	$8.73	$9.961	$9.785
Value at end of period	$14.30	$11.86	$8.73	$9.961
Number of accumulation units outstanding at end of period	146,114	64,303	15,155	3,865
WANGER SELECT
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.55
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	405
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.83
Value at end of period	$12.12
Number of accumulation units outstanding at end of period	48

CFI - 10
CONDENSED FINANCIAL INFORMATION

TABLE II FOR CONTRACTS CONTAINING LIMITS ON FEES (Selected data for accumulation units outstanding throughout each period)

	2004	2003	2002	2001	2000	1999	1998	1997
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.76	$6.85	$9.172	$12.106	$13.759	$10.003
Value at end of period	$9.23	$8.76	$6.85	$9.172	$12.106	$13.759
Number of accumulation units outstanding at end of period	5,098	6,130	2,272	6,262	6,635	617
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$7.72	$6.28	$7.537	$9.891	$11.721	$9.566
Value at end of period	$8.31	$7.72	$6.28	$7.537	$9.891	$11.721
Number of accumulation units outstanding at end of period	7,405	9,960	7,187	8,996	18,442	6,704
AIM V.I. GROWTH FUND
(Funds were first received in this option during January 2000)
Value at beginning of period	$5.47	$4.22	$6.190	$9.481	$12.306
Value at end of period	$5.85	$5.47	$4.22	$6.190	$9.481
Number of accumulation units outstanding at end of period	4,705	2,873	2,346	5,704	5,708
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$7.13	$5.77	$8.378	$9.703	$11.511	$10.017
Value at end of period	$7.45	$7.13	$5.77	$8.378	$9.703	$11.511
Number of accumulation units outstanding at end of period	2,025	2,871	3,205	5,600	5,266	3,587
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$10.46	$8.88	$10.231	$11.133	$11.637	$10.500	$10.094
Value at end of period	$11.18	$10.46	$8.88	$10.231	$11.133	$11.637	$10.500
Number of accumulation units outstanding at end of period	9,409	9,407	9,404	9,409	9,411	9,411	9,412
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$24.53	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156	$15.104
Value at end of period	$27.98	$24.53	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156
Number of accumulation units outstanding at end of period	30,713	25,597	22,774	18,840	19,367	19,561	22,090	21,463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$24.34	$18.91	$23.057	$24.567	$22.942	$21.848	$19.818	$17.600
Value at end of period	$26.81	$24.34	$18.91	$23.057	$24.567	$22.942	$21.848	$18.818
Number of accumulation units outstanding at end of period	25,554	21,677	19,032	18,454	15,397	19,878	21,380	18,378

CFI - 11

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$23.41	$17.84	$25.853	$31.791	$36.160	$26.641	$19.339	$17.382
Value at end of period	$23.90	$23.41	$17.84	$25.853	$31.791	$36.160	$26.641	$19.399
Number of accumulation units outstanding at end of period	42,613	51,529	62,989	67,988	75,764	57,974	22,565	17,640
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$13.74	$9.71	$12.330	$15.838	$19.825	$14.074	$12.640	$12.896
Value at end of period	$15.42	$13.74	$9.71	$12.330	$15.838	$19.825	$14.074	$12.640
Number of accumulation units outstanding at end of period	4,480	2,319	1,108	1,213	1,464	2,622	2,059	1,362
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2001)
Value at beginning of period	$12.04	$9.22	$10.290	$8.325
Value at end of period	$14.71	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	7,756	3,036	7,401	1,716
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$10.19	$9.16
Value at end of period	$11.10	$10.19
Number of accumulation units outstanding at end of period	630	630
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.86	$10.21
Value at end of period	$13.05	$10.86
Number of accumulation units outstanding at end of period	1,526	1,025
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.49	$11.19
Value at end of period	$14.56	$11.49
Number of accumulation units outstanding at end of period	723	572
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$18.52	$14.49	$17.910	$24.820	$31.255	$19.978	$16.986	$16.776
Value at end of period	$21.75	$18.52	$14.49	$17.910	$24.820	$31.255	$19.978	$16.986
Number of accumulation units outstanding at end of period	5,215	4,905	5,859	7,244	11,399	9,672	10,839	10,954
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.39	$9.18	$10.060
Value at end of period	$14.12	$9.35	$9.18
Number of accumulation units outstanding at end of period	291	0	1,170

CFI - 12

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.31	$7.36	$10.670	$14.359	$15.421	$10.495	$10.055
Value at end of period	$10.38	$9.31	$7.36	$10.670	$14.359	$15.421	$10.495
Number of accumulation units outstanding at end of period	4,785	5,694	7,902	11,005	12,111	3,646	1,552
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.00
Value at end of period	$11.77
Number of accumulation units outstanding at end of period	5,824
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.06	$10.73	$10.660
Value at end of period	$11.42	$11.06	$10.73
Number of accumulation units outstanding at end of period	486	1,186	698
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927	$15.114
Value at end of period	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927
Number of accumulation units outstanding at end of period	12,917	20,393	18,747	22,241	38,348	41,012	49,218	40,758
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.69	$10.03
Value at end of period	$11.47	$10.69
Number of accumulation units outstanding at end of period	786	464
ING ALGER AGGRESSIVE GROWTH PORTFOLIOING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.49	$9.91
Value at end of period	$11.27	$10.49
Number of accumulation units outstanding at end of period	715	715
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.06	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131	$15.809
Value at end of period	$22.88	$21.06	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131
Number of accumulation units outstanding at end of period	17,546	20,290	17,676	19,133	19,543	19,410	18,939	17,219
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795	$14.067
Value at end of period	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795
Number of accumulation units outstanding at end of period	19,747	25,230	29,319	31,674	44,962	57,611	75,738	91,613
CFI - 13

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$10.68	$8.32	$8.530
Value at end of period	$12.35	$10.68	$8.32
Number of accumulation units outstanding at end of period	12,844	6,117	1,304
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$10.19
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	1,013
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$23.93	$20.34	$22.902	$24.150	$24.529	$21.808	$18.837	$16.739
Value at end of period	$25.93	$23.93	$20.34	$22.902	$24.150	$24.529	$21.808	$18.837
Number of accumulation units outstanding at end of period	290,470	344,720	367,109	414,099	470,993	567,804	643,219	772,954
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.73	$2.59	$4.454	$5.841	$8.952
Value at end of period	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	7,352	8,959	7,966	16,950	6,670
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.33	$15.49	$20.855	$25.817	$29.287	$24.193	$22.226	$19.673
Value at end of period	$20.74	$19.33	$15.49	$20.855	$25.817	$29.287	$25.193	$22.226
Number of accumulation units outstanding at end of period	2,731,470	3,034,797	3,469,113	3,988,777	4,664,125	5,385,977	6,366,413	7,364,497
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.82	$10.70	$15.194	$21.022	$24.091	$18.010	$15.603
Value at end of period	$14.69	$13.82	$10.70	$15.194	$21.022	$24.091	$18.010
Number of accumulation units outstanding at end of period	40,426	42,087	43,666	51,320	63,056	26,741	11,000
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$17.37	$13.90	$17.871	$20.877	$23.252	$18.876	$16.559
Value at end of period	$19.04	$17.37	$13.90	$17.871	$20.877	$23.252	$18.876
Number of accumulation units outstanding at end of period	72,829	75,021	75,218	85,028	59,855	53,168	25,150
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891	$9.017
Value at end of period	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Number of accumulation units outstanding at end of period	27,288	22,748	23,709	15,434	29,585	3,585	1,486

CFI - 14

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 1998)
Value at beginning of period	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815	$8.454
Value at end of period	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	43,727	37,253	11,030	7,169	3,001	6,067	1,151
ING VP BOND PORTFOLIOING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$18.28	$17.39	$16.226	$15.087	$13.912	$14.171	$13.249	$12.629
Value at end of period	$18.96	$18.28	$17.39	$16.226	$15.087	$13.912	$14.171	$13.249
Number of accumulation units outstanding at end of period	331,474	389,958	465,608	504,659	523,161	608,178	703,077	765,835
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765	$10.021
Value at end of period	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765
Number of accumulation units outstanding at end of period	6,874	19,835	4,982	8,479	11,046	21,171	2,121
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$10.23	$7.97	$8.090
Value at end of period	$11.87	$10.23	$7.97
Number of accumulation units outstanding at end of period	15,741	7,515	542
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$9.49	$6.92	$7.240
Value at end of period	$10.28	$8.08	$6.92
Number of accumulation units outstanding at end of period	4,041	0	1,067
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.674
Value at end of period	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951
Number of accumulation units outstanding at end of period	355,705	447,375	616,451	778,425	807,654	816,768	853,247	936,223
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.79
Value at end of period	$13.88
Number of accumulation units outstanding at end of period	3,203
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$20.08	$14.74	$19.377	$18.801	$17.776	$13.708	$15.646
Value at end of period	$22.77	$20.08	$14.74	$19.377	$18.801	$17.776	$13.708
Number of accumulation units outstanding at end of period	14,216	20,560	8,624	11,230	4,758	4,403	3,089

CFI - 15

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$6.82	$4.98	$5.060
Value at end of period	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	5,768	5,770	5,775
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$16.55	$13.98	$15.592	$16.917	$16.999	$15.563	$14.827	$13.511
Value at end of period	$18.08	$16.55	$13.98	$15.592	$16.917	$16.999	$15.563	$14.827
Number of accumulation units outstanding at end of period	14,230	11,545	5,221	10,453	11,020	13,248	21,371	8,405
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$16.92	$13.73	$16.066	$18.328	$18.616	$16.427	$15.892	$14.368
Value at end of period	$18.78	$16.92	$13.73	$16.066	$18.328	$18.616	$16.427	$15.892
Number of accumulation units outstanding at end of period	3,919	4,744	5,383	8,286	5,198	9,029	17,853	11,211
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$16.39	$14.55	$15.348	$15.864	$15.272	$14.389	$13.577	$12.551
Value at end of period	$17.54	$16.39	$14.55	$15.348	$15.864	$15.272	$14.389	$13.577
Number of accumulation units outstanding at end of period	34,734	35,085	30,655	46,202	43,924	43,008	58,580	43,694
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period	$16.93	$13.71	$18.685	$20.861	$19.101	$16.118	$16.118
Value at end of period	$18.48	$16.93	$13.71	$18.685	$20.861	$19.101	$16.118
Number of accumulation units outstanding at end of period	7,421	9,461	15,248	19,226	9,023	2,382	85
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$24.45	$21.71	$23.498	$24.969	$25.859	$20.657	$15.576	$14.084
Value at end of period	$26.21	$24.45	$21.71	$23.498	$24.969	$25.859	$20.657	$15.576
Number of accumulation units outstanding at end of period	25,861	40,058	56,606	76,044	64,591	58,477	25,387	12,861
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during February 2001)
Value at beginning of period	$13.38	$12.74	$11.672	$11.175
Value at end of period	$13.74	$13.38	$12.74	$11.672
Number of accumulation units outstanding at end of period	5,388	15,773	12,929	7,152
JANUS ASPEN FORTY PORTFOLIO
(Funds were first received in this option during April 2003)	$9.88	$8.40
Value at beginning of period	$11.51	$9.88
Value at end of period	2,807	2,915
Number of accumulation units outstanding at end of period

CFI - 16

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$18.60	$14.30	$19.699	$26.504	$31.406	$22.086	$16.485	$14.957
Value at end of period	$19.20	$18.60	$14.30	$19.699	$26.504	$31.406	$22.086	$16.485
Number of accumulation units outstanding at end of period	21,897	29,421	32,657	38,107	53,709	52,433	21,942	13,239
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.21	$12.90	$18.127	$30.318	$45.025	$20.226	$15.254	$13.666
Value at end of period	$20.53	$17.21	$12.90	$18.127	$30.318	$45.025	$20.226	$15.254
Number of accumulation units outstanding at end of period	27,679	34,074	47,343	67,109	76,249	41,962	10,568	14,273
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.32	$18.22	$24.771	$32.342	$38.832	$23.910	$18.779	$17.777
Value at end of period	$23.09	$22.32	$18.22	$24.771	$32.342	$38.832	$23.910	$18.779
Number of accumulation units outstanding at end of period	37,079	48,766	59,621	72,904	91,520	77,803	65,839	67,098
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.16	$7.85	$9.150
Value at end of period	$11.31	$10.16	$7.85
Number of accumulation units outstanding at end of period	24,235	11,859	10,328
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.25	$8.32	$9.720
Value at end of period	$12.56	$10.25	$8.32
Number of accumulation units outstanding at end of period	5,626	2,458	2,018
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during July 1999)
Value at beginning of period	$15.35	$10.87	$14.137	$16.275	$15.681	$11.696
Value at end of period	$18.07	$15.35	$10.87	$14.137	$16.275	$15.681
Number of accumulation units outstanding at end of period	11,826	12,028	10,501	10,883	11,939	29
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period	$13.05	$11.19	$10.545	$10.185	$10.048	$9.895	$10.023
Value at end of period	$14.00	$13.05	$11.19	$10.545	$10.185	$10.048	$9.895
Number of accumulation units outstanding at end of period	5,424	5,071	13,830	10,402	11,071	12,816	1,136

CFI - 17

Condensed Financial Information (continued)

	2004	2003	2002	2001	2000	1999	1998	1997
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$9.67	$7.67
Value at end of period	$11.12	$9.67
Number of accumulation units outstanding at end of period	655	656
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.86	$8.73	$10.070
Value at end of period	$14.30	$11.86	$8.73
Number of accumulation units outstanding at end of period	4,232	2,790	654

CFI - 18

Please attach to your application

  I hereby acknowledge receipt of an Account C Individual Variable Annuity Contract Prospectus dated April 29, 2005 for Individual Retirement Annuities and Simplified Employee Pension Plans, as well as the current prospectus pertaining to the Guaranteed Accumulation Account, if applicable.

  _____ Please send an Account C Statement of Additional Information (Form No. SAI.75992-05) dated April 29, 2005.

  ______ Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

CONTRACT HOLDER'S SIGNATURE

DATE

PRO.75992-05

  VARIABLE ANNUITY ACCOUNT C

  OF

  ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 29, 2005

Individual Deferred Fixed or Variable Annuity Contracts for Individual
Retirement Annuities under Section 408(b), Roth Individual Retirement Annuities under Section 408A and Simplified Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated April 29, 2005.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:
ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, Connecticut 06156-1277
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

  ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  As of December 31, 2004, the Company and its subsidiary life company had $53 billion invested through their products, including $34 billion in their separate accounts (of which the Company or its management affiliates, ING Investment Management Co. and ING Investments, LLC, manages or oversees the management of $19 billion). The Company is ranked based on assets among the top 5% of all life and health insurance companies rated by A.M. Best Company as of July 16, 2004.

  In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account see "Variable Annuity Account C" below).

  Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. See "Fees" in the prospectus.)

  The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

  Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

The funds currently available under the contract are as follows:

  AIM V.I. Capital Appreciation Fund (Series I)

  AIM V.I. Core Equity Fund (Series I)

  AIM V.I. Growth Fund (Series I)

  AIM V.I. Premier Equity Fund (Series I)

  AllianceBernstein Growth and Income Portfolio (Class A)

  Calvert Social Balanced Portfolio

  Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Fidelity® VIP Equity-Income Portfolio (Initial Class)

  Fidelity® VIP Growth Portfolio (Initial Class)

  Fidelity® VIP Overseas Portfolio (Initial Class)

  Franklin Small Cap Value Securities Fund (Class 2)

  ING American Century Large Company Value Portfolio
  (Service Class) (1)

  ING American Century Select Portfolio (Initial Class)

  ING American Century Small Cap Value Portfolio
  (Service Class)

  ING Baron Small Cap Growth Portfolio (Service Class)

  ING Fundamental Research Portfolio (Service Class)(1)

  ING GET U.S. Core Portfolio

  ING Goldman Sachs® Capital Growth Portfolio (Service Class) (2)

  ING JPMorgan Fleming International Portfolio (Initial Class)

  ING JPMorgan Mid Cap Value Portfolio (Service Class)

  ING Julius Baer Foreign Portfolio (Class S)

  ING MFS Capital Opportunities Portfolio (Initial Class)

  ING MFS Total Return Portfolio (Class S)

  ING OpCap Balanced Value Portfolio (Service Class)

  ING Oppenheimer Global Portfolio (Initial Class)

  ING Oppenheimer Strategic Income Portfolio (Initial Class)

  ING PIMCO Total Return Portfolio (Service Class)

  ING Salomon Brothers Aggressive Growth Portfolio

  (Initial Class)

  ING Salomon Brothers Fundamental Value Portfolio

  (Service Class)

  ING Salomon Brothers Large Cap Growth Portfolio

  (Initial Class)

  ING Solution 2015 Portfolio (Service Class)(3)

  ING Solution 2025 Portfolio (Service Class)(3)

  ING Solution 2035 Portfolio (Service Class)(3)

  ING Solution 2045 Portfolio (Service Class)(3)

  ING Solution Income Portfolio (Service Class)(3)

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio
  (Initial Class)

  ING T. Rowe Price Equity Income Portfolio (Class S)

  ING T. Rowe Price Growth Equity Portfolio (Initial Class)

  ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

  ING Van Kampen Comstock Portfolio (Service Class)

  ING Van Kampen Equity and Income Portfolio (Initial Class)

  ING VP Balanced Portfolio, Inc. (Class I)

  ING VP Financial Services Portfolio (Class I)

  ING VP Global Science and Technology Portfolio(Class I)

  ING VP Growth and Income Portfolio (Class I)

  ING VP Growth Portfolio (Class I)

  ING VP Index Plus LargeCap Portfolio (Class I)

  ING VP Index Plus MidCap Portfolio (Class I)

  ING VP Index Plus SmallCap Portfolio (Class I)

  ING VP Intermediate Bond Portfolio (Class I)(1)

  ING VP International Equity Portfolio (Class I)

  ING VP International Value Portfolio (Class I)

  ING VP MidCap Opportunities Portfolio (Class I)

  ING VP Money Market Portfolio (Class I)

  ING VP Real Estate Portfolio (Class I)

  ING VP Small Company Portfolio (Class I)

  ING VP SmallCap Opportunities Portfolio (Class I)

  ING VP Strategic Allocation Balanced Portfolio (Class I)

  ING VP Strategic Allocation Growth Portfolio (Class I)

  ING VP Strategic Allocation Income Portfolio (Class I)

  ING VP Value Opportunity Portfolio (Class I)

  Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

  Lord Abbett Series Fund - Mid-Cap Value Portfolio
  (Class VC)

  Oppenheimer Main Street Small Cap Fund®/VA

  PIMCO VIT Real Return Portfolio (Administrative Class)

  Pioneer Equity Income VCT Portfolio (Class I)

  Pioneer Fund VCT Portfolio (Class I)

  Pioneer High Yield VCT Portfolio (Class I)

  Pioneer Mid Cap Value VCT Portfolio (Class I)

  Wanger Select

  Wanger U.S. Smaller Companies

(1) This fund has changed its name to the name listed above. See Appendix IV - Description of Underlying Funds in the prospectus for a complete list of former and current fund names.

  (2) Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

  (3) These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See "Fees - Fund Fees and Expenses" for additional information.

  Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

  The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase" and "Your Account Value."

3

  Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2004, 2003 and 2002 amounted to $33,938,738.36, $32,306,093 and $28,823,475 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

  When you begin receiving payments under the contract during the income phase see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

  The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

  When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

  Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

  Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

  Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

4

  Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.4059289 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

  We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

  We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

  We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

  We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

5
Financial Statements
ING Life Insurance and Annuity Company
Variable Annuity Account C
Year ended December 31, 2004
with Report of Independent Registered Public Accounting Firm

S-1

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ING life insurance and annuity company
variable annuity account c
Financial Statements
Year ended December 31, 2004

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:

AIM Health Sciences Fund - Investor Class

AIM Mid Cap Core Equity Fund - Class A

AIM Small Cap Growth Fund - Class A

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Fund - Series I

AIM V.I. Core Equity Fund - Series I

AIM V.I. Growth Fund - Series I

AIM V.I. Premier Equity Fund - Series I

Alliance Bernstein Variable Products Series Fund, Inc.:

Alliance Bernstein Growth and Income Fund - Class A

Alliance Bernstein Growth and Income Portfolio

American Balanced Fund® - Class R-3**

American Century® Income & Growth Fund-Advisor Class

Ariel Investment Trust:

Ariel Appreciation Fund

Ariel Fund

Baron Asset Fund

Baron Growth Fund

Calvert Variable Series, Inc.:

Calvert Social Balanced Portfolio

EuroPacific Growth Fund® - Class R-3

EuroPacific Growth Fund® - Class R-4

Evergreen Special Values Fund - Class A

Fidelity® Advisor Mid Cap Fund - Class T

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio-Initial Class

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio-Initial Class

Fidelity® Variable Insurance Products (continued):

Fidelity® VIP Overseas Portfolio-Initial Class

Franklin Strategic Series:

Franklin Small-Mid Cap Growth Fund - Class A

Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value Securities Fund-Class 2

The Growth Fund of America® - Class R-3

The Growth Fund of America® - Class R-4

The Income Fund of America® - Class R-3

ING GET Fund:

ING GET Fund - Series D

ING GET Fund - Series E

ING GET Fund - Series G

ING GET Fund - Series H

ING GET Fund - Series I

ING GET Fund - Series J

ING GET Fund - Series K

ING GET Fund - Series L

ING GET Fund - Series Q

ING GET Fund - Series S

ING VP Balanced Portfolio, Inc. - Class I

ING VP Emerging Markets Fund

ING VP Intermediate Bond Portfolio - Class I

ING VP Money Market Portfolio - Class I

ING VP Natural Resources Trust

ING Investors Trust:

ING Julius Baer Foreign Portfolio - Service Class

ING MFS Total Return Portfolio - Service Class

ING T. Rowe Price Equity Income Portfolio - Service Class

ING Partners, Inc.:

ING Aeltus Enhanced Index Portfolio - Service Class

ING American Century Select Portfolio - Service Class

ING Partners, Inc. (continued):

ING American Century Small Cap Value Portfolio - Service Class

ING Baron Small Cap Growth Portfolio - Service Class

ING Goldman Sachs® Capital Growth Portfolio - Service Class

ING JPMorgan International Portfolio - Initial Class

ING JPMorgan Mid Cap Value Portfolio - Service Class

ING MFS Capital Opportunities Portfolio - Initial Class

ING OpCap Balanced Value Portfolio - Service Class

ING Oppenheimer Global Portfolio - Service Class

ING PIMCO Total Return Portfolio - Service Class

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

ING Salomon Brothers Aggressive Growth Portfolio - Service Class

ING Salomon Brothers Fundamental Value Portfolio - Service Class

ING Salomon Brothers Investors Value Portfolio - Service Class

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

ING T. Rowe Price Growth Equity Portfolio - Initial Class

ING T. Rowe Price Growth Equity Portfolio - Service Class

ING UBS U.S. Large Cap Equity Portfolio - Initial Class

ING Van Kampen Comstock Portfolio - Service Class

ING Van Kampen Equity and Income Portfolio - Service Class

ING Strategic Allocation Portfolios, Inc.:

ING VP Strategic Allocation Balanced Portfolio - Class I

ING VP Strategic Allocation Growth Portfolio - Class I

ING VP Strategic Allocation Income Portfolio - Class I

ING Financial Services Fund - Class A

ING Variable Funds:

ING VP Growth and Income Portfolio - Class I

ING Variable Insurance Trust:

ING GET US Core Portfolio - Series 1

ING GET US Core Portfolio - Series 2

ING GET US Core Portfolio - Series 3

ING GET US Core Portfolio - Series 5

ING GET US Core Portfolio - Series 6

ING GET US Core Portfolio - Series 7

ING GNMA Income Fund - Class A

ING Intermediate Bond Fund - Class A

ING Variable Portfolios, Inc.:

ING VP Global Science and Technology Portfolio - Class I

ING VP Growth Portfolio - Class I

ING VP Index Plus LargeCap Portfolio - Class I

ING VP Index Plus MidCap Portfolio - Class I

ING VP Index Plus SmallCap Portfolio - Class I

ING VP International Equity Portfolio - Class I

ING VP Small Company Portfolio - Class I

ING VP Value Opportunity Portfolio - Class I

ING Variable Products Trust:

ING VP Financial Services Portfolio - Class I

ING VP Growth Opportunities Portfolio - Class I

ING VP International Value Portfolio - Class I

ING VP MagnaCap Portfolio - Class I

ING VP MidCap Opportunities Portfolio-Class I

ING VP Real Estate Portfolio - Class I

ING VP SmallCap Opportunities Portfolio-Class I

ING Real Estate Fund - Class A

Janus Advisor Series Balanced Fund - Class I

Janus Aspen Series:

Janus Aspen Balanced Portfolio-Institutional Shares

Janus Aspen Capital Appreciation Portfolio-Service Shares

Janus Aspen Flexible Income Portfolio-Institutional Shares

Janus Aspen Growth Portfolio-Institutional Shares

Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

Janus Aspen Worldwide Growth Portfolio-Institutional Shares

Janus Twenty Fund

Lord Abbett Affiliated Fund - Class A

Lord Abbett Series Fund, Inc.:

Lord Abbett Growth and Income Portfolio - Class VC

Lord Abbett Mid-Cap Value Portfolio-Class VC

Lord Abbett Mid Cap Value Fund - Class A

Lord Abbett Small-Cap Value Fund - Class A

Massachusetts Investors Growth Stock Fund - Class A

MFS® Variable Insurance TrustSM:

MFS® Total Return Series-Initial Class

Moderate Allocation Portfolio

Mutual Discovery Fund - Class R

New Perspective Fund® - Class R-3

New Perspective Fund® - Class R-4

Oppenheimer Capital Appreciation Fund - Class A

Oppenheimer Developing Markets Fund - Class A

Oppenheimer Global Fund - Class A

Oppenheimer Main Street Fund® - Class A

Oppenheimer Variable Account Funds:

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Main Street® Fund/VA

Oppenheimer Main Street® Small Cap Fund/VA

Oppenheimer Strategic Bond Fund/VA

Pax World Balanced Fund, Inc.

PIMCO NFJ Small-Cap Value Fund - Class A

PIMCO VIT Real Return Portfolio - Admin Class

Pioneer High Yield Fund - Class A

Pioneer Variable Contracts Trust:

Pioneer Equity Income VCT Portfolio-Class I

Pioneer Fund - Class A

Pioneer Fund VCT Portfolio-Class I

Pioneer High Yield VCT Portfolio - Class I

Pioneer Mid Cap Value VCT Portfolio-Class I

Scudder Equity 500 Index Fund

T. Rowe Price Mid-Cap Value Fund - R Class

Templeton Foreign Fund - Class A

Templeton Growth Fund, Inc. - Class A

Templeton Income Trust:

Templeton Global Bond Fund - Class A

UBS U.S. Small Cap Growth Fund - Class A

Vanguard® 500 Index Fund - Investor Shares

Vanguard® Variable Insurance Fund - Equity Income Portfolio

Wangers Advisors Trust:

Wanger Select

Wanger U.S. Smaller Companies

Washington Mutual Investors FundSM - Class R-3

Washington Mutual Investors FundSM - Class R-4

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 15, 2005

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	AIM	AIM		AIM V.I.
	Health	Mid Cap	AIM Small	Capital	AIM V.I.	AIM V.I.
	Sciences	Core Equity	Cap Growth	Appreciation	Core Equity	Growth
Assets
Investments in mutual funds
at fair value	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595
Total assets	21	196	-	20,524	38,313	17,595
Net assets	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595

Net assets
Accumulation units	$ 21	$ 196	$ -	$ 20,524	$ 38,301	$ 17,595
Contracts in payout (annuitization)
period	-	-	-	-	12	-
Total net assets	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595

Total number of shares	414	6,857	2	904,542	1,695,267	1,096,276

Cost of shares	$ 19	$ 194	$ -	$ 20,726	$ 41,023	$ 17,571

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

		Alliance-	Alliance-		American
	AIM V.I.	Bernstein	Bernstein	American	Century®
	Premier	Growth and	Growth and	Balanced	Income
	Equity	Income Fund	Income Portfolio	Fund®	& Growth
Assets
Investments in mutual funds
at fair value	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389
Total assets	19,636	22	50	1,269	4,389
Net assets	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389

Net assets
Accumulation units	$ 19,632	$ 22	$ 50	$ 1,269	$ 4,389
Contracts in payout (annuitization)
period	4	-	-	-	-
Total net assets	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389

Total number of shares	921,877	5,877	2,064	70,681	143,195

Cost of shares	$ 20,241	$ 20	$ 48	$ 1,240	$ 3,840

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Calvert
	Ariel		Baron	Baron	Social
	Appreciation	Ariel	Asset	Growth	Balanced
Assets
Investments in mutual funds
at fair value	$ 192	$ 154	$ 135	$ 392	$ 66,170
Total assets	192	154	135	392	66,170
Net assets	$ 192	$ 154	$ 135	$ 392	$ 66,170

Net assets
Accumulation units	$ 192	$ 154	$ 135	$ 392	$ 66,170
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 192	$ 154	$ 135	$ 392	$ 66,170

Total number of shares	4,037	2,898	2,564	8,870	35,347,158

Cost of shares	$ 181	$ 147	$ 129	$ 344	$ 68,763

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	EuroPacific	EuroPacific
	Growth	Growth	Evergreen	Fidelity®
	Fund® -	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-3	Class R-4	Values	Mid Cap	Contrafund®
Assets
Investments in mutual funds
at fair value	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262
Total assets	553	16,360	47,554	423	743,262
Net assets	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262

Net assets
Accumulation units	$ 553	$ 16,360	$ 47,554	$ 423	$ 741,643
Contracts in payout (annuitization)
period	-	-	-	-	1,619
Total net assets	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262

Total number of shares	15,680	463,995	1,730,508	16,763	27,921,192

Cost of shares	$ 500	$ 14,989	$ 40,703	$ 380	$ 603,027

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Fidelity®			Fidelity®
	VIP Equity-	Fidelity® VIP	Fidelity® VIP	VIP Asset	Fidelity® VIP
	Income	Growth	High Income	ManagerSM	Index 500
Assets
Investments in mutual funds
at fair value	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763
Total assets	405,088	377,338	5,210	20,327	116,763
Net assets	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763

Net assets
Accumulation units	$ 404,293	$ 376,917	$ 5,117	$ 20,327	$ 116,763
Contracts in payout (annuitization)
period	795	421	93	-	-
Total net assets	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763

Total number of shares	15,967,213	11,788,138	744,340	1,368,853	847,641

Cost of shares	$ 360,265	$ 473,572	$ 4,992	$ 20,453	$ 114,106

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			Franklin	The	The
		Franklin	Small Cap	Growth Fund	Growth Fund
	Fidelity® VIP	Small-Mid	Value	of America® -	of America® -
	Overseas	Cap Growth	Securities	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341
Total assets	41,057	70	50,132	1,320	51,341
Net assets	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341

Net assets
Accumulation units	$ 41,057	$ 70	$ 49,829	$ 1,320	$ 51,341
Contracts in payout (annuitization)
period	-	-	303	-	-
Total net assets	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341

Total number of shares	2,343,408	2,041	3,203,324	48,724	1,885,457

Cost of shares	$ 36,421	$ 62	$ 42,958	$ 1,235	$ 47,803

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

The
	Income Fund	ING GET	ING GET	ING GET	ING GET
	of America® -	Fund -	Fund -	Fund -	Fund -
	Class R-3	Series H	Series I	Series J	Series K
Assets
Investments in mutual funds
at fair value	$ 110	$ 13,499	$ 770	$ 351	$ 1,349
Total assets	110	13,499	770	351	1,349
Net assets	$ 110	$ 13,499	$ 770	$ 351	$ 1,349

Net assets
Accumulation units	$ 110	$ 13,499	$ 770	$ 351	$ 1,349
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 110	$ 13,499	$ 770	$ 351	$ 1,349

Total number of shares	5,936	1,388,751	78,920	36,466	136,680

Cost of shares	$ 105	$ 13,999	$ 795	$ 366	$ 1,382

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET		ING VP
	Fund -	Fund -	Fund -	ING VP	Emerging
	Series L	Series Q	Series S	Balanced	Markets
Assets
Investments in mutual funds
at fair value	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509
Total assets	696	3,849	23,958	692,148	10,509
Net assets	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509

Net assets
Accumulation units	$ 696	$ 3,849	$ 23,958	$ 664,329	$ 10,509
Contracts in payout (annuitization)
period	-	-	-	27,819	-
Total net assets	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509

Total number of shares	71,450	371,157	2,288,298	51,652,804	1,323,603

Cost of shares	$ 719	$ 3,718	$ 22,968	$ 743,884	$ 9,273

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP		ING MFS
	Intermediate	Money	Natural	ING Julius	Total
	Bond	Market	Resources	Baer Foreign	Return
Assets
Investments in mutual funds
at fair value	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119
Total assets	407,745	216,952	20,790	1,428	29,119
Net assets	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119

Net assets
Accumulation units	$ 402,003	$ 216,363	$ 20,790	$ 1,428	$ 29,119
Contracts in payout (annuitization)
period	5,742	589	-	-	-
Total net assets	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119

Total number of shares	31,030,784	16,768,617	1,177,878	116,857	1,550,554

Cost of shares	$ 416,294	$ 216,127	$ 17,180	$ 1,328	$ 27,098

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING		ING	ING American
	T. Rowe	ING Aeltus	American	Century	ING Baron
	Price	Enhanced	Century	Small Cap	Small Cap
	Equity Income	Index	Select	Value	Growth
Assets
Investments in mutual funds
at fair value	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317
Total assets	30,123	1,536	2,070	25,577	58,317
Net assets	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317

Net assets
Accumulation units	$ 30,123	$ 1,536	$ 2,070	$ 25,536	$ 58,205
Contracts in payout (annuitization)
period	-	-	-	41	112
Total net assets	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317

Total number of shares	2,192,350	176,556	223,317	2,093,007	3,898,183

Cost of shares	$ 27,506	$ 1,405	$ 1,975	$ 23,715	$ 48,529

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING Goldman		ING		ING
	Sachs®	ING	JPMorgan	ING MFS	OpCap
	Capital	JPMorgan	Mid Cap	Capital	Balanced
	Growth	International	Value	Opportunities	Value
Assets
Investments in mutual funds
at fair value	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474
Total assets	1,490	138,552	14,426	143,585	20,474
Net assets	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474

Net assets
Accumulation units	$ 1,490	$ 138,383	$ 14,377	$ 143,334	$ 20,256
Contracts in payout (annuitization)
period	-	169	49	251	218
Total net assets	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474

Total number of shares	132,330	11,264,363	1,038,617	5,278,849	1,524,496

Cost of shares	$ 1,317	$ 105,794	$ 13,017	$ 208,378	$ 18,666

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			ING Salomon	ING Salomon
		ING	Brothers	Brothers	ING Salomon
	ING	PIMCO	Aggressive	Aggressive	Brothers
	Oppenheimer	Total	Growth -	Growth -	Fundamental
	Global	Return	Initial Class	Service Class	Value
Assets
Investments in mutual funds
at fair value	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359
Total assets	2,264	43,692	228,353	16	10,359
Net assets	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359

Net assets
Accumulation units	$ 2,244	$ 43,536	$ 228,277	$ 16	$ 10,304
Contracts in payout (annuitization)
period	20	156	76	-	55
Total net assets	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359

Total number of shares	179,994	3,986,466	5,715,964	414	575,803

Cost of shares	$ 2,057	$ 42,897	$ 282,700	$ 16	$ 9,194

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING Salomon	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Brothers	Price Diversified	Price Growth	Price Growth	ING UBS
	Investors	Mid Cap Growth -	Equity -	Equity -	U.S. Large
	Value	Service Class	Initial Class	Service Class	Cap Equity
Assets
Investments in mutual funds
at fair value	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468
Total assets	5,760	9,594	291,385	219	135,468
Net assets	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468

Net assets
Accumulation units	$ 5,760	$ 9,585	$ 290,763	$ 219	$ 134,912
Contracts in payout (annuitization)
period	-	9	622	-	556
Total net assets	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468

Total number of shares	406,498	1,200,745	5,849,933	4,429	15,788,780

Cost of shares	$ 5,190	$ 8,948	$ 279,505	$ 199	$ 159,100

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

		ING	ING VP	ING VP	ING VP
	ING Van	Van Kampen	Strategic	Strategic	Strategic
	Kampen	Equity and	Allocation	Allocation	Allocation
	Comstock	Income	Balanced	Growth	Income
Assets
Investments in mutual funds
at fair value	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460
Total assets	71,730	2,372	70,666	81,653	36,460
Net assets	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460

Net assets
Accumulation units	$ 70,654	$ 2,372	$ 70,261	$ 81,369	$ 36,313
Contracts in payout (annuitization)
period	1,076	-	405	284	147
Total net assets	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460

Total number of shares	5,836,492	71,072	5,080,208	5,532,074	2,795,991

Cost of shares	$ 60,848	$ 2,196	$ 66,138	$ 76,959	$ 34,093

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING	ING VP	ING GET	ING GET	ING GET
	Financial	Growth and	US Core -	US Core -	US Core -
	Services	Income	Series 1	Series 2	Series 3
Assets
Investments in mutual funds
at fair value	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924
Total assets	9	2,182,323	2,224	18,726	52,924
Net assets	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Net assets
Accumulation units	$ 9	$ 2,021,342	$ 2,224	$ 18,726	$ 52,924
Contracts in payout (annuitization)
period	-	160,981	-	-	-
Total net assets	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Total number of shares	410	112,781,554	209,453	1,793,647	5,224,462

Cost of shares	$ 9	$ 3,237,586	$ 2,096	$ 17,947	$ 52,281

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET		ING
	US Core -	US Core -	US Core -	ING GNMA	Intermediate
	Series 5	Series 6	Series 7	Income	Bond
Assets
Investments in mutual funds
at fair value	$ 696	$ 5,605	$ 4,017	$ 404	$ 535
Total assets	696	5,605	4,017	404	535
Net assets	$ 696	$ 5,605	$ 4,017	$ 404	$ 535

Net assets
Accumulation units	$ 696	$ 5,605	$ 4,017	$ 404	$ 535
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 696	$ 5,605	$ 4,017	$ 404	$ 535

Total number of shares	65,822	553,811	401,309	46,714	51,245

Cost of shares	$ 659	$ 5,538	$ 4,014	$ 405	$ 536

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Assets
Investments in mutual funds
at fair value	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486
Total assets	40,737	89,883	562,520	361,470	158,486
Net assets	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486

Net assets
Accumulation units	$ 40,737	$ 89,673	$ 558,199	$ 360,442	$ 157,892
Contracts in payout (annuitization)
period	-	210	4,321	1,028	594
Total net assets	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486

Total number of shares	10,664,217	9,401,996	37,956,839	19,904,753	9,669,699

Cost of shares	$ 37,951	$ 123,090	$ 604,721	$ 284,666	$ 121,084

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	International	Small	Value	Financial	International
	Equity	Company	Opportunity	Services	Value
Assets
Investments in mutual funds
at fair value	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379
Total assets	14,340	175,779	110,369	194	58,379
Net assets	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379

Net assets
Accumulation units	$ 14,317	$ 175,294	$ 110,369	$ 194	$ 58,092
Contracts in payout (annuitization)
period	23	485	-	-	287
Total net assets	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379

Total number of shares	1,640,756	8,815,382	8,367,596	17,586	4,575,178

Cost of shares	$ 12,583	$ 126,771	$ 103,976	$ 181	$ 47,718

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap	ING VP	SmallCap	ING
	MagnaCap	Opportunities	Real Estate	Opportunities	Real Estate
Assets
Investments in mutual funds
at fair value	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282
Total assets	1,748	5,546	27,225	8,178	282
Net assets	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282

Net assets
Accumulation units	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282

Total number of shares	184,189	808,417	1,998,895	502,950	18,764

Cost of shares	$ 1,486	$ 5,022	$ 23,927	$ 7,210	$ 263

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible	Janus Aspen
	Balanced	Balanced	Appreciation	Income	Growth
Assets
Investments in mutual funds
at fair value	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501
Total assets	-	356,943	3,238	78,169	199,501
Net assets	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501

Net assets
Accumulation units	$ -	$ 356,685	$ 3,238	$ 78,169	$ 199,142
Contracts in payout (annuitization)
period	-	258	-	-	359
Total net assets	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501

Total number of shares	4	14,634,819	132,772	6,438,970	9,940,264

Cost of shares	$ -	$ 349,136	$ 2,497	$ 79,222	$ 283,015

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Janus Aspen	Janus Aspen			Lord Abbett
	Mid Cap	Worldwide	Janus	Lord Abbett	Growth and
	Growth	Growth	Twenty	Affiliated	Income
Assets
Investments in mutual funds
at fair value	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667
Total assets	458,336	425,591	730	221	109,667
Net assets	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667

Net assets
Accumulation units	$ 458,336	$ 425,071	$ 730	$ 221	$ 108,984
Contracts in payout (annuitization)
period	-	520	-	-	683
Total net assets	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667

Total number of shares	17,737,450	15,892,122	16,304	15,399	4,034,847

Cost of shares	$ 766,800	$ 601,444	$ 574	$ 205	$ 93,329

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Lord Abbett	Lord Abbett		Massachusetts
	Mid-Cap	Mid Cap	Lord Abbett	Investors	MFS®
	Value -	Value -	Small-Cap	Growth	Total
	Class VC	Class A	Value	Stock	Return
Assets
Investments in mutual funds
at fair value	$ 96,241	$ 290	$ 530	$ 180	$ 74,758
Total assets	96,241	290	530	180	74,758
Net assets	$ 96,241	$ 290	$ 530	$ 180	$ 74,758

Net assets
Accumulation units	$ 96,041	$ 290	$ 530	$ 180	$ 74,758
Contracts in payout (annuitization)
period	200	-	-	-	-
Total net assets	$ 96,241	$ 290	$ 530	$ 180	$ 74,758

Total number of shares	4,629,186	12,793	19,235	14,557	3,488,463

Cost of shares	$ 80,164	$ 269	$ 517	$ 164	$ 64,007

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			New	New
			Perspective	Perspective -	Oppenheimer
	Moderate	Mutual	Fund® -	Fund® -	Capital
	Allocation	Discovery	Class R-3	Class R-4	Appreciation
Assets
Investments in mutual funds
at fair value	$ 63	$ 186	$ 204	$ 8,638	$ 217
Total assets	63	186	204	8,638	217
Net assets	$ 63	$ 186	$ 204	$ 8,638	$ 217

Net assets
Accumulation units	$ 63	$ 186	$ 204	$ 8,638	$ 217
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 63	$ 186	$ 204	$ 8,638	$ 217

Total number of shares	4,397	7,756	7,438	313,181	5,271

Cost of shares	$ 55	$ 167	$ 188	$ 7,854	$ 202

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Oppenheimer
	Oppenheimer		Main Street	Oppenheimer	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive	Global
	Markets	Global	Class A	Growth	Securities
Assets
Investments in mutual funds
at fair value	$ 37,377	$ 4	$ 13	$ 3	$ 410,368
Total assets	37,377	4	13	3	410,368
Net assets	$ 37,377	$ 4	$ 13	$ 3	$ 410,368

Net assets
Accumulation units	$ 37,377	$ 4	$ 13	$ -	$ 409,412
Contracts in payout (annuitization)
period	-	-	-	3	956
Total net assets	$ 37,377	$ 4	$ 13	$ 3	$ 410,368

Total number of shares	1,390,528	69	364	77	13,906,064

Cost of shares	$ 31,976	$ 4	$ 12	$ 3	$ 316,956

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Oppenheimer
	Oppenheimer	Main Street®	Oppenheimer		PIMCO NFJ
	Main Street®	Small	Strategic	Pax World	Small-Cap
	Fund/VA	Cap	Bond	Balanced	Value
Assets
Investments in mutual funds
at fair value	$ 43	$ 5	$ 47,078	$ 16,523	$ 53
Total assets	43	5	47,078	16,523	53
Net assets	$ 43	$ 5	$ 47,078	$ 16,523	$ 53

Net assets
Accumulation units	$ -	$ 5	$ 46,992	$ 16,523	$ 53
Contracts in payout (annuitization)
period	43	-	86	-	-
Total net assets	$ 43	$ 5	$ 47,078	$ 16,523	$ 53

Total number of shares	2,073	283	9,036,108	711,594	1,821

Cost of shares	$ 38	$ 4	$ 43,768	$ 15,263	$ 48

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Pioneer
	PIMCO VIT	Pioneer	Equity	Pioneer	Pioneer
	Real Return	High Yield	Income VCT	Fund	Fund VCT
Assets
Investments in mutual funds
at fair value	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601
Total assets	9,519	437	28,279	1	2,601
Net assets	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601

Net assets
Accumulation units	$ 9,519	$ 437	$ 28,130	$ 1	$ 2,601
Contracts in payout (annuitization)
period	-	-	149	-	-
Total net assets	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601

Total number of shares	736,747	37,661	1,374,112	33	126,437

Cost of shares	$ 9,577	$ 438	$ 25,017	$ 1	$ 2,262

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Pioneer	Pioneer	Scudder	T. Rowe Price
	High Yield	Mid Cap	Equity 500	Mid-Cap	Templeton
	VCT	Value VCT	Index	Value	Foreign
Assets
Investments in mutual funds
at fair value	$ 4,468	$ 49,664	$ 2	$ 619	$ 450
Total assets	4,468	49,664	2	619	450
Net assets	$ 4,468	$ 49,664	$ 2	$ 619	$ 450

Net assets
Accumulation units	$ 4,468	$ 49,397	$ 2	$ 619	$ 450
Contracts in payout (annuitization)
period	-	267	-	-	-
Total net assets	$ 4,468	$ 49,664	$ 2	$ 619	$ 450

Total number of shares	382,894	2,013,128	13	27,179	36,589

Cost of shares	$ 4,403	$ 42,268	$ 2	$ 592	$ 403

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			UBS U.S.		Vanguard®
	Templeton	Templeton	Small Cap	Vanguard®	Variable
	Growth	Global Bond	Growth	500 Index	Insurance
Assets
Investments in mutual funds
at fair value	$ 61	$ 6,775	$ 48	$ 13	$ 208
Total assets	61	6,775	48	13	208
Net assets	$ 61	$ 6,775	$ 48	$ 13	$ 208

Net assets
Accumulation units	$ 61	$ 6,775	$ 48	$ 13	$ 208
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 61	$ 6,775	$ 48	$ 13	$ 208

Total number of shares	2,677	608,714	3,543	170	10,671

Cost of shares	$ 58	$ 6,407	$ 43	$ 12	$ 191

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			Washington	Washington
		Wanger U.S.	Mutual	Mutual
	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Select	Companies	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 2,227	$ 2,155	$ 1,232	$ 35,859
Total assets	2,227	2,155	1,232	35,859
Net assets	$ 2,227	$ 2,155	$ 1,232	$ 35,859

Net assets
Accumulation units	$ 2,227	$ 2,155	$ 1,232	$ 35,859
Contracts in payout (annuitization)
period	-	-	-	-
Total net assets	$ 2,227	$ 2,155	$ 1,232	$ 35,859

Total number of shares	100,725	68,696	40,175	1,167,672

Cost of shares	$ 2,137	$ 1,919	$ 1,178	$ 34,397

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	AIM	AIM Mid		AIM V.I.
	Health	Cap Core	AIM Small	Capital	AIM V.I.	AIM V.I.
	Sciences	Equity	Cap Growth	Appreciation	Core Equity	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 367	$ -
Total investment income	-	-	-	-	367	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	213	432	186
Total expenses	-	-	-	213	432	186
Net investment income (loss)	-	-	-	(213)	(65)	(186)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(2,335)	(4,988)	(3,438)
Capital gains distributions	-	13	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	13	-	(2,335)	(4,988)	(3,438)
Net unrealized appreciation
(depreciation) of investments	2	2	-	3,580	7,928	4,751
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 15	$ -	$ 1,032	$ 2,875	$ 1,127

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		Alliance-	Alliance-		American
	AIM V.I.	Bernstein	Bernstein	American	Century®
	Premier	Growth and	Growth and	Balanced	Income
	Equity	Income Fund	Income Portfolio	Fund®	& Growth
Net investment income (loss)
Income:
Dividends	$ 90	$ -	$ -	$ 7	$ 63
Total investment income	90	-	-	7	63
Expenses:
Mortality and expense risk and
other charges	204	-	-	3	32
Total expenses	204	-	-	3	32
Net investment income (loss)	(114)	-	-	4	31

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,219)	-	-	-	156
Capital gains distributions	-	-	-	29	-
Total realized gain (loss) on investments
and capital gains distributions	(2,219)	-	-	29	156
Net unrealized appreciation
(depreciation) of investments	3,175	2	2	29	212
Net increase (decrease) in net assets
resulting from operations	$ 842	$ 2	$ 2	$ 62	$ 399

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					Calvert
	Ariel		Baron	Baron	Social
	Appreciation	Ariel	Asset	Growth	Balanced
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 1,082
Total investment income	-	-	-	-	1,082
Expenses:
Mortality and expense risk and
other charges	1	-	-	1	647
Total expenses	1	-	-	1	647
Net investment income (loss)	(1)	-	-	(1)	435

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	(115)
Capital gains distributions	4	5	3	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	5	3	-	(115)
Net unrealized appreciation
(depreciation) of investments	11	7	6	42	4,096
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 12	$ 9	$ 41	$ 4,416

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	EuroPacific	EuroPacific
	Growth	Growth	Evergreen	Fidelity®
	Fund® -	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-3	Class R-4	Values	Mid Cap	Contrafund®
Net investment income (loss)
Income:
Dividends	$ 7	$ 227	$ 309	$ -	$ 2,008
Total investment income	7	227	309	-	2,008
Expenses:
Mortality and expense risk and
other charges	1	43	285	1	6,532
Total expenses	1	43	285	1	6,532
Net investment income (loss)	6	184	24	(1)	(4,524)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(5)	368	-	6,291
Capital gains distributions	-	-	1,784	11	-
Total realized gain (loss) on investments
and capital gains distributions	1	(5)	2,152	11	6,291
Net unrealized appreciation
(depreciation) of investments	53	1,371	3,909	43	87,085
Net increase (decrease) in net assets
resulting from operations	$ 60	$ 1,550	$ 6,085	$ 53	$ 88,852

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Fidelity®
	Fidelity®			VIP
	VIP Equity-	Fidelity®	Fidelity® VIP	Asset	Fidelity® VIP
	Income	VIP Growth	High Income	ManagerSM	Index 500
Net investment income (loss)
Income:
Dividends	$ 5,241	$ 997	$ 569	$ 588	$ 1,349
Total investment income	5,241	997	569	588	1,349
Expenses:
Mortality and expense risk and
other charges	3,760	4,026	60	217	1,087
Total expenses	3,760	4,026	60	217	1,087
Net investment income (loss)	1,481	(3,029)	509	371	262

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	(5,418)	(63)	(1,138)	(1,689)
Capital gains distributions	1,252	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,200	(5,418)	(63)	(1,138)	(1,689)
Net unrealized appreciation
(depreciation) of investments	34,754	15,744	(18)	1,644	11,434
Net increase (decrease) in net assets
resulting from operations	$ 37,435	$ 7,297	$ 428	$ 877	$ 10,007

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Franklin	The	The
	Fidelity®	Franklin	Small Cap	Growth Fund	Growth Fund
	VIP	Small-Mid	Value	of America® -	of America® -
	Overseas	Cap Growth	Securities	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 394	$ -	$ 42	$ 3	$ 234
Total investment income	394	-	42	3	234
Expenses:
Mortality and expense risk and
other charges	393	-	292	3	133
Total expenses	393	-	292	3	133
Net investment income (loss)	1	-	(250)	-	101

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,313	-	1,628	-	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,313	-	1,628	-	1
Net unrealized appreciation
(depreciation) of investments	1,946	8	5,351	85	3,538
Net increase (decrease) in net assets
resulting from operations	$ 4,260	$ 8	$ 6,729	$ 85	$ 3,640

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	The
	Income Fund	ING GET	ING GET	ING GET	ING GET
	of America® -	Fund -	Fund -	Fund -	Fund -
	Class R-3	Series D	Series E	Series G	Series H
Net investment income (loss)
Income:
Dividends	$ 1	$ 5,799	$ 5,062	$ 1,644	$ 746
Total investment income	1	5,799	5,062	1,644	746
Expenses:
Mortality and expense risk and
other charges	-	192	681	271	221
Total expenses	-	192	681	271	221
Net investment income (loss)	1	5,607	4,381	1,373	525

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(18,597)	(7,517)	(1,944)	(141)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(18,597)	(7,517)	(1,944)	(141)
Net unrealized appreciation
(depreciation) of investments	5	12,860	2,594	530	(368)
Net increase (decrease) in net assets
resulting from operations	$ 7	$ (130)	$ (542)	$ (41)	$ 16

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series J	Series K	Series L	Series Q
Net investment income (loss)
Income:
Dividends	$ 36	$ 17	$ 56	$ 37	$ 150
Total investment income	36	17	56	37	150
Expenses:
Mortality and expense risk and
other charges	15	6	20	11	52
Total expenses	15	6	20	11	52
Net investment income (loss)	21	11	36	26	98

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(1)	(2)	(4)	26
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(1)	(2)	(4)	26
Net unrealized appreciation
(depreciation) of investments	(22)	(12)	(45)	(26)	(98)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ (2)	$ (11)	$ (4)	$ 26

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING GET		ING VP	ING VP	ING VP
	Fund -	ING VP	Emerging	Intermediate	Money
	Series S	Balanced	Markets	Bond	Market
Net investment income (loss)
Income:
Dividends	$ 749	$ 13,461	$ 78	$ 32,360	$ 2,594
Total investment income	749	13,461	78	32,360	2,594
Expenses:
Mortality and expense risk and
other charges	362	7,315	99	4,382	2,242
Total expenses	362	7,315	99	4,382	2,242
Net investment income (loss)	387	6,146	(21)	27,978	352

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	467	(10,010)	869	6,351	(180)
Capital gains distributions	432	-	-	16,340	-
Total realized gain (loss) on investments
and capital gains distributions	899	(10,010)	869	22,691	(180)
Net unrealized appreciation
(depreciation) of investments	(940)	57,025	674	(36,125)	27
Net increase (decrease) in net assets
resulting from operations	$ 346	$ 53,161	$ 1,522	$ 14,544	$ 199

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP		ING MFS	ING T. Rowe	ING Aeltus
	Natural	ING Julius	Total	Price	Enhanced
	Resources	Baer Foreign	Return	Equity Income	Index
Net investment income (loss)
Income:
Dividends	$ 143	$ 1	$ 513	$ 239	$ 8
Total investment income	143	1	513	239	8
Expenses:
Mortality and expense risk and
other charges	157	4	187	167	14
Total expenses	157	4	187	167	14
Net investment income (loss)	(14)	(3)	326	72	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,406	41	74	111	81
Capital gains distributions	-	7	-	142	-
Total realized gain (loss) on investments
and capital gains distributions	1,406	48	74	253	81
Net unrealized appreciation
(depreciation) of investments	421	100	1,618	2,450	48
Net increase (decrease) in net assets
resulting from operations	$ 1,813	$ 145	$ 2,018	$ 2,775	$ 123

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING American		ING Goldman
	ING American	Century	ING Baron	Sachs®	ING
	Century	Small Cap	Small Cap	Capital	JPMorgan
	Select	Value	Growth	Growth	International
Net investment income (loss)
Income:
Dividends	$ -	$ 7	$ -	$ 1	$ 1,453
Total investment income	-	7	-	1	1,453
Expenses:
Mortality and expense risk and
other charges	27	171	350	12	1,322
Total expenses	27	171	350	12	1,322
Net investment income (loss)	(27)	(164)	(350)	(11)	131

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	863	1,811	32	7,586
Capital gains distributions	-	1,573	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	209	2,436	1,811	32	7,586
Net unrealized appreciation
(depreciation) of investments	(140)	931	7,495	74	13,567
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 3,203	$ 8,956	$ 95	$ 21,284

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING		ING		ING
	JPMorgan	ING MFS	OpCap	ING	PIMCO
	Mid Cap	Capital	Balanced	Oppenheimer	Total
	Value	Opportunities	Value	Global	Return
Net investment income (loss)
Income:
Dividends	$ 20	$ 643	$ 161	$ -	$ -
Total investment income	20	643	161	-	-
Expenses:
Mortality and expense risk and
other charges	93	1,501	176	18	397
Total expenses	93	1,501	176	18	397
Net investment income (loss)	(73)	(858)	(15)	(18)	(397)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	504	(26,049)	339	140	(143)
Capital gains distributions	420	-	-	18	368
Total realized gain (loss) on investments
and capital gains distributions	924	(26,049)	339	158	225
Net unrealized appreciation
(depreciation) of investments	898	42,459	1,098	96	1,349
Net increase (decrease) in net assets
resulting from operations	$ 1,749	$ 15,552	$ 1,422	$ 236	$ 1,177
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING Salomon	ING Salomon			ING T. Rowe
	Brothers	Brothers	ING Salomon	ING Salomon	Price Diversified
	Aggressive	Aggressive	Brothers	Brothers	Mid Cap
	Growth -	Growth -	Fundamental	Investors	Growth -
	Initial Class	Service Class	Value	Value	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 45	$ -
Total investment income	-	-	-	45	-
Expenses:
Mortality and expense risk and
other charges	2,437	-	123	63	-
Total expenses	2,437	-	123	63	-
Net investment income (loss)	(2,437)	-	(123)	(18)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,887)	1	485	392	4
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6,887)	1	485	392	4
Net unrealized appreciation
(depreciation) of investments	27,553	-	269	13	(3)
Net increase (decrease) in net assets
resulting from operations	$ 18,229	$ 1	$ 631	$ 387	$ 1

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Growth	Price Growth	ING UBS	ING Van
	Mid Cap Growth -	Equity -	Equity -	U.S. Large	Kampen
	Service Class	Initial Class	Service Class	Cap Equity	Comstock
Net investment income (loss)
Income:
Dividends	$ -	$ 432	$ -	$ 1,029	$ -
Total investment income	-	432	-	1,029	-
Expenses:
Mortality and expense risk and
other charges	118	2,811	-	1,392	525
Total expenses	118	2,811	-	1,392	525
Net investment income (loss)	(118)	(2,379)	-	(363)	(525)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	726	1,108	-	(4,373)	1,016
Capital gains distributions	-	-	-	-	249
Total realized gain (loss) on investments
and capital gains distributions	726	1,108	-	(4,373)	1,265
Net unrealized appreciation
(depreciation) of investments	(158)	24,701	20	21,134	7,283
Net increase (decrease) in net assets
resulting from operations	$ 450	$ 23,430	$ 20	$ 16,398	$ 8,023

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING	ING VP	ING VP	ING VP
	Van Kampen	Strategic	Strategic	Strategic	ING
	Equity and	Allocation	Allocation	Allocation	Financial
	Income	Balanced	Growth	Income	Services
Net investment income (loss)
Income:
Dividends	$ 6	$ 804	$ 794	$ 635	$ -
Total investment income	6	804	794	635	-
Expenses:
Mortality and expense risk and
other charges	18	682	795	361	-
Total expenses	18	682	795	361	-
Net investment income (loss)	(12)	122	(1)	274	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(563)	(482)	52	-
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	99	(563)	(482)	52	1
Net unrealized appreciation
(depreciation) of investments	64	6,282	8,330	2,011	-
Net increase (decrease) in net assets
resulting from operations	$ 151	$ 5,841	$ 7,847	$ 2,337	$ 1

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING GET	ING GET	ING GET	ING GET
	Growth and	US Core -	US Core -	US Core -	US Core -
	Income	Series 1	Series 2	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 52,069	$ 16	$ 21	$ 1	$ -
Total investment income	52,069	16	21	1	-
Expenses:
Mortality and expense risk and
other charges	24,646	28	251	746	4
Total expenses	24,646	28	251	746	4
Net investment income (loss)	27,423	(12)	(230)	(745)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(285,303)	9	67	(168)	-
Capital gains distributions	-	2	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(285,303)	11	67	(168)	-
Net unrealized appreciation
(depreciation) of investments	406,325	49	625	643	37
Net increase (decrease) in net assets
resulting from operations	$ 148,445	$ 48	$ 462	$ (270)	$ 33

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					ING VP
	ING GET	ING GET		ING	Global
	US Core -	US Core -	ING GNMA	Intermediate	Science and
	Series 6	Series 7	Income	Bond	Technology
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 5	$ 4	$ -
Total investment income	-	-	5	4	-
Expenses:
Mortality and expense risk and
other charges	23	2	1	1	439
Total expenses	23	2	1	1	439
Net investment income (loss)	(23)	(2)	4	3	(439)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	-	-	3,927
Capital gains distributions	-	-	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	2	3,927
Net unrealized appreciation
(depreciation) of investments	67	3	(1)	(1)	(5,231)
Net increase (decrease) in net assets
resulting from operations	$ 46	$ 1	$ 3	$ 4	$ (1,743)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING VP	ING VP	ING VP	ING VP
	ING VP	Index Plus	Index Plus	Index Plus	International
	Growth	LargeCap	MidCap	SmallCap	Equity
Net investment income (loss)
Income:
Dividends	$ 116	$ 5,298	$ 1,204	$ 187	$ 158
Total investment income	116	5,298	1,204	187	158
Expenses:
Mortality and expense risk and
other charges	934	5,474	2,918	1,211	131
Total expenses	934	5,474	2,918	1,211	131
Net investment income (loss)	(818)	(176)	(1,714)	(1,024)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12,208)	(14,980)	649	1,259	1,606
Capital gains distributions	-	-	-	647	-
Total realized gain (loss) on investments
and capital gains distributions	(12,208)	(14,980)	649	1,906	1,606
Net unrealized appreciation
(depreciation) of investments	18,062	63,400	46,443	24,020	371
Net increase (decrease) in net assets
resulting from operations	$ 5,036	$ 48,244	$ 45,378	$ 24,902	$ 2,004

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Small	Value	Financial	Growth	International
	Company	Opportunity	Services	Opportunities	Value
Net investment income (loss)
Income:
Dividends	$ 484	$ 972	$ 1	$ -	$ 561
Total investment income	484	972	1	-	561
Expenses:
Mortality and expense risk and
other charges	1,706	1,190	1	5	433
Total expenses	1,706	1,190	1	5	433
Net investment income (loss)	(1,222)	(218)	-	(5)	128

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,232	(9,363)	-	162	1,986
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,232	(9,363)	2	162	1,986
Net unrealized appreciation
(depreciation) of investments	16,525	19,282	13	(100)	5,361
Net increase (decrease) in net assets
resulting from operations	$ 20,535	$ 9,701	$ 15	$ 57	$ 7,475

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap	ING VP	SmallCap	ING
	MagnaCap	Opportunities	Real Estate	Opportunities	Real Estate
Net investment income (loss)
Income:
Dividends	$ 27	$ -	$ 334	$ -	$ 4
Total investment income	27	-	334	-	4
Expenses:
Mortality and expense risk and
other charges	19	57	74	66	1
Total expenses	19	57	74	66	1
Net investment income (loss)	8	(57)	260	(66)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	111	403	21	571	-
Capital gains distributions	-	-	285	-	15
Total realized gain (loss) on investments
and capital gains distributions	111	403	306	571	15
Net unrealized appreciation
(depreciation) of investments	5	53	3,298	177	19
Net increase (decrease) in net assets
resulting from operations	$ 124	$ 399	$ 3,864	$ 682	$ 37

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible	Janus Aspen
	Balanced	Balanced	Appreciation	Income	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ 8,054	$ 1	$ 4,666	$ 292
Total investment income	-	8,054	1	4,666	292
Expenses:
Mortality and expense risk and
other charges	-	3,832	33	833	2,254
Total expenses	-	3,832	33	833	2,254
Net investment income (loss)	-	4,222	(32)	3,833	(1,962)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2,816)	181	1,064	(24,092)
Capital gains distributions	-	-	-	656	-
Total realized gain (loss) on investments
and capital gains distributions	-	(2,816)	181	1,720	(24,092)
Net unrealized appreciation
(depreciation) of investments	-	24,167	326	(3,208)	31,387
Net increase (decrease) in net assets
resulting from operations	$ -	$ 25,573	$ 475	$ 2,345	$ 5,333

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Janus Aspen	Janus Aspen			Lord Abbett
	Mid Cap	Worldwide	Janus	Lord Abbett	Growth and
	Growth	Growth	Twenty	Affiliated	Income
Net investment income (loss)
Income:
Dividends	$ -	$ 4,550	$ -	$ 1	$ 857
Total investment income	-	4,550	-	1	857
Expenses:
Mortality and expense risk and
other charges	4,706	4,958	6	1	857
Total expenses	4,706	4,958	6	1	857
Net investment income (loss)	(4,706)	(408)	(6)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(86,576)	(19,474)	(13)	-	40
Capital gains distributions	-	-	-	3	871
Total realized gain (loss) on investments
and capital gains distributions	(86,576)	(19,474)	(13)	3	911
Net unrealized appreciation
(depreciation) of investments	170,273	32,506	152	10	9,290
Net increase (decrease) in net assets
resulting from operations	$ 78,991	$ 12,624	$ 133	$ 13	$ 10,201

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Lord Abbett	Lord Abbett		Massachusetts
	Mid-Cap	Mid Cap	Lord Abbett	Investors
	Value -	Value -	Small-Cap	Growth	MFS®
	Class VC	Class A	Value	Stock	Total Return
Net investment income (loss)
Income:
Dividends	$ 251	$ 1	$ -	$ 1	$ 1,034
Total investment income	251	1	-	1	1,034
Expenses:
Mortality and expense risk and
other charges	594	1	1	1	676
Total expenses	594	1	1	1	676
Net investment income (loss)	(343)	-	(1)	-	358

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	628	-	1	-	257
Capital gains distributions	1,278	8	43	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,906	8	44	-	257
Net unrealized appreciation
(depreciation) of investments	12,041	21	13	16	5,989
Net increase (decrease) in net assets
resulting from operations	$ 13,604	$ 29	$ 56	$ 16	$ 6,604

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			New	New
			Perspective	Perspective	Oppenheimer
	Moderate	Mutual	Fund® -	Fund® -	Capital
	Allocation	Discovery	Class R-3	Class R-4	Appreciation
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 1	$ 83	$ -
Total investment income	-	3	1	83	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	24	1
Total expenses	-	-	-	24	1
Net investment income (loss)	-	3	1	59	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	1	-
Net unrealized appreciation
(depreciation) of investments	63	19	16	784	15
Net increase (decrease) in net assets
resulting from operations	$ 63	$ 22	$ 17	$ 844	$ 14

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Oppenheimer
	Oppenheimer		Main Street	Oppenheimer	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive	Global
	Markets	Global	Class A	Growth	Securities
Net investment income (loss)
Income:
Dividends	$ 458	$ -	$ -	$ -	$ 3,624
Total investment income	458	-	-	-	3,624
Expenses:
Mortality and expense risk and
other charges	134	-	-	-	3,222
Total expenses	134	-	-	-	3,222
Net investment income (loss)	324	-	-	-	402

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	640	-	-	-	218
Capital gains distributions	159	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	799	-	-	-	218
Net unrealized appreciation
(depreciation) of investments	4,988	-	1	-	58,591
Net increase (decrease) in net assets
resulting from operations	$ 6,111	$ -	$ 1	$ -	$ 59,211

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer		PIMCO NFJ
	Main Street®	Main Street®	Strategic	Pax World	Small-Cap
	Fund/VA	Small Cap	Bond	Balanced	Value
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,770	$ 97	$ 1
Total investment income	-	-	1,770	97	1
Expenses:
Mortality and expense risk and
other charges	-	-	389	72	-
Total expenses	-	-	389	72	-
Net investment income (loss)	-	-	1,381	25	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	788	189	-
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	-	-	788	189	3
Net unrealized appreciation
(depreciation) of investments	3	1	899	1,039	5
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 1	$ 3,068	$ 1,253	$ 9

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Pioneer
	PIMCO VIT	Pioneer	Equity	Pioneer	Pioneer Fund
	Real Return	High Yield	Income VCT	Fund	VCT
Net investment income (loss)
Income:
Dividends	$ 33	$ 6	$ 423	$ -	$ 24
Total investment income	33	6	423	-	24
Expenses:
Mortality and expense risk and
other charges	26	1	164	-	21
Total expenses	26	1	164	-	21
Net investment income (loss)	7	5	259	-	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	-	551	-	85
Capital gains distributions	272	10	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	312	10	551	-	85
Net unrealized appreciation
(depreciation) of investments	(58)	(1)	1,984	-	136
Net increase (decrease) in net assets
resulting from operations	$ 261	$ 14	$ 2,794	$ -	$ 224

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Pioneer	Pioneer	Scudder	T. Rowe Price
	High Yield	Mid Cap	Equity 500	Mid-Cap	Templeton
	VCT	Value VCT	Index	Value	Foreign
Net investment income (loss)
Income:
Dividends	$ 61	$ 83	$ -	$ 1	$ 7
Total investment income	61	83	-	1	7
Expenses:
Mortality and expense risk and
other charges	13	284	-	1	1
Total expenses	13	284	-	1	1
Net investment income (loss)	48	(201)	-	-	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	405	-	-	-
Capital gains distributions	-	218	-	34	1
Total realized gain (loss) on investments
and capital gains distributions	59	623	-	34	1
Net unrealized appreciation
(depreciation) of investments	65	5,908	-	27	47
Net increase (decrease) in net assets
resulting from operations	$ 172	$ 6,330	$ -	$ 61	$ 54

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			UBS U.S.		Vanguard®
	Templeton	Templeton	Small Cap	Vanguard®	Variable
	Growth	Global Bond	Growth	500 Index	Insurance
Net investment income (loss)
Income:
Dividends	$ 1	$ 71	$ -	$ -	$ -
Total investment income	1	71	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	14	-	-	1
Total expenses	-	14	-	-	1
Net investment income (loss)	1	57	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	8	-	-	-
Capital gains distributions	2	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	8	1	-	-
Net unrealized appreciation
(depreciation) of investments	3	368	5	(5)	17
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 433	$ 6	$ (5)	$ 16

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Washington	Washington
		Wanger U.S.	Mutual	Mutual
	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Select	Companies	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 8	$ 218
Total investment income	-	-	8	218
Expenses:
Mortality and expense risk and
other charges	8	7	3	94
Total expenses	8	7	3	94
Net investment income (loss)	(8)	(7)	5	124

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	205	(9)	-	-
Capital gains distributions	-	-	10	299
Total realized gain (loss) on investments
and capital gains distributions	205	(9)	10	299
Net unrealized appreciation
(depreciation) of investments	90	236	54	1,462
Net increase (decrease) in net assets
resulting from operations	$ 287	$ 220	$ 69	$ 1,885

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	AIM	AIM Mid		AIM V.I.
	Health	Cap Core	AIM Small	Capital	AIM V.I.
	Sciences	Equity	Cap Growth	Appreciation	Core Equity
Net assets at January 1, 2003	$ -	$ -	$ -	$ 15,302	$ 34,728

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(186)	(19)
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	(3,465)	(2,551)
Net unrealized appreciation (depreciation)
during the year	-	-	-	8,085	10,595
Net increase (decrease) in net assets from operations	-	-	-	4,434	8,025
Changes from principal transactions:
Total unit transactions	-	-	-	826	(231)
Net increase (decrease) in assets derived from
principal transactions	-	-	-	826	(231)
Total increase (decrease) in net assets	-	-	-	5,260	7,794
Net assets at December 31, 2003	-	-	-	20,562	42,522

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(213)	(65)
Net realized gain (loss) on investments
and capital gains distributions	-	13	-	(2,335)	(4,988)
Net unrealized appreciation (depreciation)
during the year	2	2	-	3,580	7,928
Net increase (decrease) in net assets from operations	2	15	-	1,032	2,875
Changes from contract transactions:
Total unit transactions	19	181	-	(1,070)	(7,084)
Net increase (decrease) in assets derived from
principal transactions	19	181	-	(1,070)	(7,084)
Total increase (decrease) in net assets	21	196	-	(38)	(4,209)
Net assets at December 31, 2004	$ 21	$ 196	$ -	$ 20,524	$ 38,313

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Alliance-	Alliance-
		AIM V.I.	Bernstein	Bernstein
	AIM V.I.	Premier	Growth and	Growth and
	Growth	Equity	Income Fund	Income Portfolio
Net assets at January 1, 2003	$ 11,403	$ 15,977	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(152)	(129)	-	-
Net realized gain (loss) on investments and capital gains
distributions	(2,355)	(1,545)	-	-
Net unrealized appreciation (depreciation) during the year	6,249	5,662	-	-
Net increase (decrease) in net assets from operations	3,742	3,988	-	-
Changes from principal transactions:
Total unit transactions	1,910	1,076	-	-
Net increase (decrease) in assets derived from
principal transactions	1,910	1,076	-	-
Total increase (decrease) in net assets	5,652	5,064	-	-
Net assets at December 31, 2003	17,055	21,041	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(186)	(114)	-	-
Net realized gain (loss) on investments and capital gains
distributions	(3,438)	(2,219)	-	-
Net unrealized appreciation (depreciation) during the year	4,751	3,175	2	2
Net increase (decrease) in net assets from operations	1,127	842	2	2
Changes from contract transactions:
Total unit transactions	(587)	(2,247)	20	48
Net increase (decrease) in assets derived from
principal transactions	(587)	(2,247)	20	48
Total increase (decrease) in net assets	540	(1,405)	22	50
Net assets at December 31, 2004	$ 17,595	$ 19,636	$ 22	$ 50

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		American
	American	Century®
	Balanced	Income	Ariel
	Fund®	& Growth	Appreciation	Ariel
Net assets at January 1, 2003	$ -	$ 1,152	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	10	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	(1)	-	-
Net unrealized appreciation (depreciation) during the year	-	440	-	-
Net increase (decrease) in net assets from operations	-	449	-	-
Changes from principal transactions:
Total unit transactions	-	890	-	-
Net increase (decrease) in assets derived from
principal transactions	-	890	-	-
Total increase (decrease) in net assets	-	1,339	-	-
Net assets at December 31, 2003	-	2,491	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	31	(1)	-
Net realized gain (loss) on investments and capital gains
distributions	29	156	4	5
Net unrealized appreciation (depreciation) during the year	29	212	11	7
Net increase (decrease) in net assets from operations	62	399	14	12
Changes from contract transactions:
Total unit transactions	1,207	1,499	178	142
Net increase (decrease) in assets derived from
principal transactions	1,207	1,499	178	142
Total increase (decrease) in net assets	1,269	1,898	192	154
Net assets at December 31, 2004	$ 1,269	$ 4,389	$ 192	$ 154

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				EuroPacific
			Calvert	Growth
	Baron	Baron	Social	Fund® -
	Asset	Growth	Balanced	Class R-3
Net assets at January 1, 2003	$ -	$ -	$ 49,766	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	520	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	(538)	-
Net unrealized appreciation (depreciation) during the year	-	-	9,048	-
Net increase (decrease) in net assets from operations	-	-	9,030	-
Changes from principal transactions:
Total unit transactions	-	-	1,780	-
Net increase (decrease) in assets derived from
principal transactions	-	-	1,780	-
Total increase (decrease) in net assets	-	-	10,810	-
Net assets at December 31, 2003	-	-	60,576	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	435	6
Net realized gain (loss) on investments and capital gains
distributions	3	-	(115)	1
Net unrealized appreciation (depreciation) during the year	6	42	4,096	53
Net increase (decrease) in net assets from operations	9	41	4,416	60
Changes from contract transactions:
Total unit transactions	126	351	1,178	493
Net increase (decrease) in assets derived from
principal transactions	126	351	1,178	493
Total increase (decrease) in net assets	135	392	5,594	553
Net assets at December 31, 2004	$ 135	$ 392	$ 66,170	$ 553

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	EuroPacific
	Growth	Evergreen	Fidelity®
	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-4	Values	Mid Cap	Contrafund®
Net assets at January 1, 2003	$ -	$ 9,367	$ -	$ 382,356

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(118)	-	(2,805)
Net realized gain (loss) on investments and capital gains
distributions	-	(267)	-	2,957
Net unrealized appreciation (depreciation) during the year	-	4,137	-	112,756
Net increase (decrease) in net assets from operations	-	3,752	-	112,908
Changes from principal transactions:
Total unit transactions	-	4,019	-	69,108
Net increase (decrease) in assets derived from
principal transactions	-	4,019	-	69,108
Total increase (decrease) in net assets	-	7,771	-	182,016
Net assets at December 31, 2003	-	17,138	-	564,372

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	184	24	(1)	(4,524)
Net realized gain (loss) on investments and capital gains
distributions	(5)	2,152	11	6,291
Net unrealized appreciation (depreciation) during the year	1,371	3,909	43	87,085
Net increase (decrease) in net assets from operations	1,550	6,085	53	88,852
Changes from contract transactions:
Total unit transactions	14,810	24,331	370	90,038
Net increase (decrease) in assets derived from
principal transactions	14,810	24,331	370	90,038
Total increase (decrease) in net assets	16,360	30,416	423	178,890
Net assets at December 31, 2004	$ 16,360	$ 47,554	$ 423	$ 743,262

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Fidelity®
	Fidelity®			VIP
	VIP Equity-	Fidelity®	Fidelity® VIP	Asset
	Income	VIP Growth	High Income	ManagerSM
Net assets at January 1, 2003	$ 226,895	$ 277,744	$ 3,569	$ 18,235

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,598	(2,540)	229	495
Net realized gain (loss) on investments and capital gains
distributions	(2,223)	(8,623)	942	(405)
Net unrealized appreciation (depreciation) during the year	70,405	98,646	154	3,010
Net increase (decrease) in net assets from operations	69,780	87,483	1,325	3,100
Changes from principal transactions:
Total unit transactions	31,145	14,969	2,398	392
Net increase (decrease) in assets derived from
principal transactions	31,145	14,969	2,398	392
Total increase (decrease) in net assets	100,925	102,452	3,723	3,492
Net assets at December 31, 2003	327,820	380,196	7,292	21,727

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,481	(3,029)	509	371
Net realized gain (loss) on investments and capital gains
distributions	1,200	(5,418)	(63)	(1,138)
Net unrealized appreciation (depreciation) during the year	34,754	15,744	(18)	1,644
Net increase (decrease) in net assets from operations	37,435	7,297	428	877
Changes from contract transactions:
Total unit transactions	39,833	(10,155)	(2,510)	(2,277)
Net increase (decrease) in assets derived from
principal transactions	39,833	(10,155)	(2,510)	(2,277)
Total increase (decrease) in net assets	77,268	(2,858)	(2,082)	(1,400)
Net assets at December 31, 2004	$ 405,088	$ 377,338	$ 5,210	$ 20,327

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Franklin
			Franklin	Small Cap
	Fidelity® VIP	Fidelity® VIP	Small-Mid	Value
	Index 500	Overseas	Cap Growth	Securities
Net assets at January 1, 2003	$ 72,668	$ 14,076	$ -	$ 7,951

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	319	(91)	-	(93)
Net realized gain (loss) on investments and capital gains
distributions	(4,305)	6,761	-	452
Net unrealized appreciation (depreciation) during the year	24,674	2,791	-	2,979
Net increase (decrease) in net assets from operations	20,688	9,461	-	3,338
Changes from principal transactions:
Total unit transactions	7,690	6,804	-	4,594
Net increase (decrease) in assets derived from
principal transactions	7,690	6,804	-	4,594
Total increase (decrease) in net assets	28,378	16,265	-	7,932
Net assets at December 31, 2003	101,046	30,341	-	15,883

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	262	1	-	(250)
Net realized gain (loss) on investments and capital gains
distributions	(1,689)	2,313	-	1,628
Net unrealized appreciation (depreciation) during the year	11,434	1,946	8	5,351
Net increase (decrease) in net assets from operations	10,007	4,260	8	6,729
Changes from contract transactions:
Total unit transactions	5,710	6,456	62	27,520
Net increase (decrease) in assets derived from
principal transactions	5,710	6,456	62	27,520
Total increase (decrease) in net assets	15,717	10,716	70	34,249
Net assets at December 31, 2004	$ 116,763	$ 41,057	$ 70	$ 50,132

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING GET
	America® -	America® -	America® -	Fund -
	Class R-3	Class R-4	Class R-3	Series D
Net assets at January 1, 2003	$ -	$ -	$ -	$ 234,066

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	5,189
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	(7,603)
Net unrealized appreciation (depreciation) during the year	-	-	-	2,750
Net increase (decrease) in net assets from operations	-	-	-	336
Changes from principal transactions:
Total unit transactions	-	-	-	(81,633)
Net increase (decrease) in assets derived from
principal transactions	-	-	-	(81,633)
Total increase (decrease) in net assets	-	-	-	(81,297)
Net assets at December 31, 2003	-	-	-	152,769

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	101	1	5,607
Net realized gain (loss) on investments and capital gains
distributions	-	1	1	(18,597)
Net unrealized appreciation (depreciation) during the year	85	3,538	5	12,860
Net increase (decrease) in net assets from operations	85	3,640	7	(130)
Changes from contract transactions:
Total unit transactions	1,235	47,701	103	(152,639)
Net increase (decrease) in assets derived from
principal transactions	1,235	47,701	103	(152,639)
Total increase (decrease) in net assets	1,320	51,341	110	(152,769)
Net assets at December 31, 2004	$ 1,320	$ 51,341	$ 110	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series E	Series G	Series H	Series I
Net assets at January 1, 2003	$ 104,443	$ 29,756	$ 23,282	$ 1,190

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,544	724	563	19
Net realized gain (loss) on investments and capital gains
distributions	(905)	(150)	(25)	-
Net unrealized appreciation (depreciation) during the year	(405)	(350)	(191)	(4)
Net increase (decrease) in net assets from operations	1,234	224	347	15
Changes from principal transactions:
Total unit transactions	(26,021)	(6,149)	(5,094)	(113)
Net increase (decrease) in assets derived from
principal transactions	(26,021)	(6,149)	(5,094)	(113)
Total increase (decrease) in net assets	(24,787)	(5,925)	(4,747)	(98)
Net assets at December 31, 2003	79,656	23,831	18,535	1,092

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,381	1,373	525	21
Net realized gain (loss) on investments and capital gains
distributions	(7,517)	(1,944)	(141)	(4)
Net unrealized appreciation (depreciation) during the year	2,594	530	(368)	(22)
Net increase (decrease) in net assets from operations	(542)	(41)	16	(5)
Changes from contract transactions:
Total unit transactions	(79,114)	(23,790)	(5,052)	(317)
Net increase (decrease) in assets derived from
principal transactions	(79,114)	(23,790)	(5,052)	(317)
Total increase (decrease) in net assets	(79,656)	(23,831)	(5,036)	(322)
Net assets at December 31, 2004	$ -	$ -	$ 13,499	$ 770

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series J	Series K	Series L	Series Q
Net assets at January 1, 2003	$ 394	$ 2,048	$ 1,187	$ 5,031

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	34	27	(61)
Net realized gain (loss) on investments and capital gains
distributions	(1)	7	-	30
Net unrealized appreciation (depreciation) during the year	(2)	(23)	(3)	213
Net increase (decrease) in net assets from operations	4	18	24	182
Changes from principal transactions:
Total unit transactions	(12)	(330)	(162)	(828)
Net increase (decrease) in assets derived from
principal transactions	(12)	(330)	(162)	(828)
Total increase (decrease) in net assets	(8)	(312)	(138)	(646)
Net assets at December 31, 2003	386	1,736	1,049	4,385

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	36	26	98
Net realized gain (loss) on investments and capital gains
distributions	(1)	(2)	(4)	26
Net unrealized appreciation (depreciation) during the year	(12)	(45)	(26)	(98)
Net increase (decrease) in net assets from operations	(2)	(11)	(4)	26
Changes from contract transactions:
Total unit transactions	(33)	(376)	(349)	(562)
Net increase (decrease) in assets derived from
principal transactions	(33)	(376)	(349)	(562)
Total increase (decrease) in net assets	(35)	(387)	(353)	(536)
Net assets at December 31, 2004	$ 351	$ 1,349	$ 696	$ 3,849

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET		ING VP	ING VP
	Fund -	ING VP	Emerging	Intermediate
	Series S	Balanced	Markets	Bond
Net assets at January 1, 2003	$ 46,558	$ 597,925	$ 5,020	$ 458,178

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(465)	5,590	(61)	2,655
Net realized gain (loss) on investments and capital gains
distributions	381	(20,852)	1,993	6,513
Net unrealized appreciation (depreciation) during the year	1,679	114,905	669	12,637
Net increase (decrease) in net assets from operations	1,595	99,643	2,601	21,805
Changes from principal transactions:
Total unit transactions	(15,492)	(38,198)	551	(71,798)
Net increase (decrease) in assets derived from
principal transactions	(15,492)	(38,198)	551	(71,798)
Total increase (decrease) in net assets	(13,897)	61,445	3,152	(49,993)
Net assets at December 31, 2003	32,661	659,370	8,172	408,185

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	387	6,146	(21)	27,978
Net realized gain (loss) on investments and capital gains
distributions	899	(10,010)	869	22,691
Net unrealized appreciation (depreciation) during the year	(940)	57,025	674	(36,125)
Net increase (decrease) in net assets from operations	346	53,161	1,522	14,544
Changes from contract transactions:
Total unit transactions	(9,049)	(20,383)	815	(14,984)
Net increase (decrease) in assets derived from
principal transactions	(9,049)	(20,383)	815	(14,984)
Total increase (decrease) in net assets	(8,703)	32,778	2,337	(440)
Net assets at December 31, 2004	$ 23,958	$ 692,148	$ 10,509	$ 407,745

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP		ING MFS
	Money	Natural	ING Julius	Total
	Market	Resources	Baer Foreign	Return
Net assets at January 1, 2003	$ 368,846	$ 11,897	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,594	(123)	-	16
Net realized gain (loss) on investments and capital gains
distributions	(2,912)	(744)	-	(1)
Net unrealized appreciation (depreciation) during the year	151	4,001	-	403
Net increase (decrease) in net assets from operations	(167)	3,134	-	418
Changes from principal transactions:
Total unit transactions	(111,202)	(1,060)	-	7,871
Net increase (decrease) in assets derived from
principal transactions	(111,202)	(1,060)	-	7,871
Total increase (decrease) in net assets	(111,369)	2,074	-	8,289
Net assets at December 31, 2003	257,477	13,971	-	8,289

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	352	(14)	(3)	326
Net realized gain (loss) on investments and capital gains
distributions	(180)	1,406	48	74
Net unrealized appreciation (depreciation) during the year	27	421	100	1,618
Net increase (decrease) in net assets from operations	199	1,813	145	2,018
Changes from contract transactions:
Total unit transactions	(40,724)	5,006	1,283	18,812
Net increase (decrease) in assets derived from
principal transactions	(40,724)	5,006	1,283	18,812
Total increase (decrease) in net assets	(40,525)	6,819	1,428	20,830
Net assets at December 31, 2004	$ 216,952	$ 20,790	$ 1,428	$ 29,119

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING T. Rowe			ING American
	Price	ING Aeltus	ING American	Century
	Equity	Enhanced	Century	Small Cap
	Income	Index	Select	Value
Net assets at January 1, 2003	$ -	$ 126	$ 255	$ 1,834

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(1)	(11)	(33)
Net realized gain (loss) on investments and capital gains
distributions	25	16	47	201
Net unrealized appreciation (depreciation) during the year	167	85	249	960
Net increase (decrease) in net assets from operations	190	100	285	1,128
Changes from principal transactions:
Total unit transactions	1,953	574	1,654	3,345
Net increase (decrease) in assets derived from
principal transactions	1,953	574	1,654	3,345
Total increase (decrease) in net assets	2,143	674	1,939	4,473
Net assets at December 31, 2003	2,143	800	2,194	6,307

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	72	(6)	(27)	(164)
Net realized gain (loss) on investments and capital gains
distributions	253	81	209	2,436
Net unrealized appreciation (depreciation) during the year	2,450	48	(140)	931
Net increase (decrease) in net assets from operations	2,775	123	42	3,203
Changes from contract transactions:
Total unit transactions	25,205	613	(166)	16,067
Net increase (decrease) in assets derived from
principal transactions	25,205	613	(166)	16,067
Total increase (decrease) in net assets	27,980	736	(124)	19,270
Net assets at December 31, 2004	$ 30,123	$ 1,536	$ 2,070	$ 25,577

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING	ING Goldman		ING
	Baron	Sachs®	ING	JPMorgan
	Small Cap	Capital	JPMorgan	Mid Cap
	Growth	Growth	International	Value
Net assets at January 1, 2003	$ 3,239	$ 347	$ 107,839	$ 1,038

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(87)	(6)	5	(12)
Net realized gain (loss) on investments and capital gains
distributions	175	10	13,443	93
Net unrealized appreciation (depreciation) during the year	2,280	112	19,848	486
Net increase (decrease) in net assets from operations	2,368	116	33,296	567
Changes from principal transactions:
Total unit transactions	9,650	364	(14,631)	2,394
Net increase (decrease) in assets derived from
principal transactions	9,650	364	(14,631)	2,394
Total increase (decrease) in net assets	12,018	480	18,665	2,961
Net assets at December 31, 2003	15,257	827	126,504	3,999

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(350)	(11)	131	(73)
Net realized gain (loss) on investments and capital gains
distributions	1,811	32	7,586	924
Net unrealized appreciation (depreciation) during the year	7,495	74	13,567	898
Net increase (decrease) in net assets from operations	8,956	95	21,284	1,749
Changes from contract transactions:
Total unit transactions	34,104	568	(9,236)	8,678
Net increase (decrease) in assets derived from
principal transactions	34,104	568	(9,236)	8,678
Total increase (decrease) in net assets	43,060	663	12,048	10,427
Net assets at December 31, 2004	$ 58,317	$ 1,490	$ 138,552	$ 14,426

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING MFS	ING OpCap	ING
	Capital	Balanced	Oppenheimer	ING PIMCO
	Opportunities	Value	Global	Total Return
Net assets at January 1, 2003	$ 129,150	$ 515	$ 202	$ 16,279

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,132)	43	(7)	563
Net realized gain (loss) on investments and capital gains
distributions	(9,998)	69	99	834
Net unrealized appreciation (depreciation) during the year	43,736	692	116	(744)
Net increase (decrease) in net assets from operations	32,606	804	208	653
Changes from principal transactions:
Total unit transactions	(10,259)	7,864	884	14,295
Net increase (decrease) in assets derived from
principal transactions	(10,259)	7,864	884	14,295
Total increase (decrease) in net assets	22,347	8,668	1,092	14,948
Net assets at December 31, 2003	151,497	9,183	1,294	31,227

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(858)	(15)	(18)	(397)
Net realized gain (loss) on investments and capital gains
distributions	(26,049)	339	158	225
Net unrealized appreciation (depreciation) during the year	42,459	1,098	96	1,349
Net increase (decrease) in net assets from operations	15,552	1,422	236	1,177
Changes from contract transactions:
Total unit transactions	(23,464)	9,869	734	11,288
Net increase (decrease) in assets derived from
principal transactions	(23,464)	9,869	734	11,288
Total increase (decrease) in net assets	(7,912)	11,291	970	12,465
Net assets at December 31, 2004	$ 143,585	$ 20,474	$ 2,264	$ 43,692
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING Salomon	ING Salomon
	Brothers	Brothers	ING Salomon	ING Salomon
	Aggressive	Aggressive	Brothers	Brothers
	Growth -	Growth -	Fundamental	Investors
	Initial Class	Service Class	Value	Value
Net assets at January 1, 2003	$ 175,927	$ -	$ 244	$ 635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,138)	-	26	(8)
Net realized gain (loss) on investments and capital gains
distributions	(11,102)	-	209	25
Net unrealized appreciation (depreciation) during the year	76,768	-	900	574
Net increase (decrease) in net assets from operations	63,528	-	1,135	591
Changes from principal transactions:
Total unit transactions	329	-	8,035	2,793
Net increase (decrease) in assets derived from
principal transactions	329	-	8,035	2,793
Total increase (decrease) in net assets	63,857	-	9,170	3,384
Net assets at December 31, 2003	239,784	-	9,414	4,019

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,437)	-	(123)	(18)
Net realized gain (loss) on investments and capital gains
distributions	(6,887)	1	485	392
Net unrealized appreciation (depreciation) during the year	27,553	-	269	13
Net increase (decrease) in net assets from operations	18,229	1	631	387
Changes from contract transactions:
Total unit transactions	(29,660)	15	314	1,354
Net increase (decrease) in assets derived from
principal transactions	(29,660)	15	314	1,354
Total increase (decrease) in net assets	(11,431)	16	945	1,741
Net assets at December 31, 2004	$ 228,353	$ 16	$ 10,359	$ 5,760

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified	ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth -	Growth -	Equity -	Equity -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2003	$ -	$ 902	$ 169,889	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(41)	(1,770)	-
Net realized gain (loss) on investments and capital gains
distributions	3	306	(1,850)	-
Net unrealized appreciation (depreciation) during the year	3	848	55,811	-
Net increase (decrease) in net assets from operations	6	1,113	52,191	-
Changes from principal transactions:
Total unit transactions	10	7,405	24,523	-
Net increase (decrease) in assets derived from
principal transactions	10	7,405	24,523	-
Total increase (decrease) in net assets	16	8,518	76,714	-
Net assets at December 31, 2003	16	9,420	246,603	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(118)	(2,379)	-
Net realized gain (loss) on investments and capital gains
distributions	4	726	1,108	-
Net unrealized appreciation (depreciation) during the year	(3)	(158)	24,701	20
Net increase (decrease) in net assets from operations	1	450	23,430	20
Changes from contract transactions:
Total unit transactions	(17)	(276)	21,352	199
Net increase (decrease) in assets derived from
principal transactions	(17)	(276)	21,352	199
Total increase (decrease) in net assets	(16)	174	44,782	219
Net assets at December 31, 2004	$ -	$ 9,594	$ 291,385	$ 219

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			ING	ING VP
	ING UBS	ING Van	Van Kampen	Strategic
	U.S. Large	Kampen	Equity and	Allocation
	Cap Equity	Comstock	Income	Balanced
Net assets at January 1, 2003	$ 114,492	$ 8,175	$ 474	$ 47,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(573)	12	(6)	226
Net realized gain (loss) on investments and capital gains
distributions	(8,730)	454	42	(840)
Net unrealized appreciation (depreciation) during the year	34,528	3,979	116	9,405
Net increase (decrease) in net assets from operations	25,225	4,445	152	8,791
Changes from principal transactions:
Total unit transactions	(11,642)	19,398	285	1,809
Net increase (decrease) in assets derived from
principal transactions	(11,642)	19,398	285	1,809
Total increase (decrease) in net assets	13,583	23,843	437	10,600
Net assets at December 31, 2003	128,075	32,018	911	58,446

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(363)	(525)	(12)	122
Net realized gain (loss) on investments and capital gains
distributions	(4,373)	1,265	99	(563)
Net unrealized appreciation (depreciation) during the year	21,134	7,283	64	6,282
Net increase (decrease) in net assets from operations	16,398	8,023	151	5,841
Changes from contract transactions:
Total unit transactions	(9,005)	31,689	1,310	6,379
Net increase (decrease) in assets derived from
principal transactions	(9,005)	31,689	1,310	6,379
Total increase (decrease) in net assets	7,393	39,712	1,461	12,220
Net assets at December 31, 2004	$ 135,468	$ 71,730	$ 2,372	$ 70,666

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING	ING VP
	Allocation	Allocation	Financial	Growth and
	Growth	Income	Services	Income
Net assets at January 1, 2003	$ 56,046	$ 31,610	$ -	$ 2,141,418

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(107)	411	-	(23,918)
Net realized gain (loss) on investments and capital gains
distributions	(1,375)	(527)	-	(425,719)
Net unrealized appreciation (depreciation) during the year	14,356	3,834	-	928,479
Net increase (decrease) in net assets from operations	12,874	3,718	-	478,842
Changes from principal transactions:
Total unit transactions	913	(1,491)	-	(309,293)
Net increase (decrease) in assets derived from
principal transactions	913	(1,491)	-	(309,293)
Total increase (decrease) in net assets	13,787	2,227	-	169,549
Net assets at December 31, 2003	69,833	33,837	-	2,310,967

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	274	-	27,423
Net realized gain (loss) on investments and capital gains
distributions	(482)	52	1	(285,303)
Net unrealized appreciation (depreciation) during the year	8,330	2,011	-	406,325
Net increase (decrease) in net assets from operations	7,847	2,337	1	148,445
Changes from contract transactions:
Total unit transactions	3,973	286	8	(277,089)
Net increase (decrease) in assets derived from
principal transactions	3,973	286	8	(277,089)
Total increase (decrease) in net assets	11,820	2,623	9	(128,644)
Net assets at December 31, 2004	$ 81,653	$ 36,460	$ 9	$ 2,182,323

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	US Core -	US Core -	US Core -	US Core -
	Series 1	Series 2	Series 3	Series 5
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	(24)	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	79	154	-	-
Net increase (decrease) in net assets from operations	68	130	-	-
Changes from principal transactions:
Total unit transactions	2,310	20,509	207	-
Net increase (decrease) in assets derived from
principal transactions	2,310	20,509	207	-
Total increase (decrease) in net assets	2,378	20,639	207	-
Net assets at December 31, 2003	2,378	20,639	207	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(230)	(745)	(4)
Net realized gain (loss) on investments and capital gains
distributions	11	67	(168)	-
Net unrealized appreciation (depreciation) during the year	49	625	643	37
Net increase (decrease) in net assets from operations	48	462	(270)	33
Changes from contract transactions:
Total unit transactions	(202)	(2,375)	52,987	663
Net increase (decrease) in assets derived from
principal transactions	(202)	(2,375)	52,987	663
Total increase (decrease) in net assets	(154)	(1,913)	52,717	696
Net assets at December 31, 2004	$ 2,224	$ 18,726	$ 52,924	$ 696

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET		ING
	US Core -	US Core -	ING GNMA	Intermediate
	Series 6	Series 7	Income	Bond
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	(2)	4	3
Net realized gain (loss) on investments and capital gains
distributions	2	-	-	2
Net unrealized appreciation (depreciation) during the year	67	3	(1)	(1)
Net increase (decrease) in net assets from operations	46	1	3	4
Changes from contract transactions:
Total unit transactions	5,559	4,016	401	531
Net increase (decrease) in assets derived from
principal transactions	5,559	4,016	401	531
Total increase (decrease) in net assets	5,605	4,017	404	535
Net assets at December 31, 2004	$ 5,605	$ 4,017	$ 404	$ 535

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP
	Global		ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap
Net assets at January 1, 2003	$ 23,001	$ 76,539	$ 378,460	$ 144,261

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(329)	(881)	144	(1,031)
Net realized gain (loss) on investments and capital gains
distributions	(1,973)	(11,268)	(12,981)	(2,145)
Net unrealized appreciation (depreciation) during the year	13,749	34,025	110,816	52,581
Net increase (decrease) in net assets from operations	11,447	21,876	97,979	49,405
Changes from principal transactions:
Total unit transactions	12,847	(2,443)	26,982	40,095
Net increase (decrease) in assets derived from
principal transactions	12,847	(2,443)	26,982	40,095
Total increase (decrease) in net assets	24,294	19,433	124,961	89,500
Net assets at December 31, 2003	47,295	95,972	503,421	233,761

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(439)	(818)	(176)	(1,714)
Net realized gain (loss) on investments and capital gains
distributions	3,927	(12,208)	(14,980)	649
Net unrealized appreciation (depreciation) during the year	(5,231)	18,062	63,400	46,443
Net increase (decrease) in net assets from operations	(1,743)	5,036	48,244	45,378
Changes from contract transactions:
Total unit transactions	(4,815)	(11,125)	10,855	82,331
Net increase (decrease) in assets derived from
principal transactions	(4,815)	(11,125)	10,855	82,331
Total increase (decrease) in net assets	(6,558)	(6,089)	59,099	127,709
Net assets at December 31, 2004	$ 40,737	$ 89,883	$ 562,520	$ 361,470

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	International	Small	Value
	SmallCap	Equity	Company	Opportunity
Net assets at January 1, 2003	$ 54,579	$ 8,248	$ 115,085	$ 115,345

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(559)	3	(998)	(277)
Net realized gain (loss) on investments and capital gains
distributions	(56)	1,452	(9,972)	(8,337)
Net unrealized appreciation (depreciation) during the year	21,801	1,316	52,820	34,754
Net increase (decrease) in net assets from operations	21,186	2,771	41,850	26,140
Changes from principal transactions:
Total unit transactions	18,166	914	10,497	(8,309)
Net increase (decrease) in assets derived from
principal transactions	18,166	914	10,497	(8,309)
Total increase (decrease) in net assets	39,352	3,685	52,347	17,831
Net assets at December 31, 2003	93,931	11,933	167,432	133,176

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,024)	27	(1,222)	(218)
Net realized gain (loss) on investments and capital gains
distributions	1,906	1,606	5,232	(9,363)
Net unrealized appreciation (depreciation) during the year	24,020	371	16,525	19,282
Net increase (decrease) in net assets from operations	24,902	2,004	20,535	9,701
Changes from contract transactions:
Total unit transactions	39,653	403	(12,188)	(32,508)
Net increase (decrease) in assets derived from
principal transactions	39,653	403	(12,188)	(32,508)
Total increase (decrease) in net assets	64,555	2,407	8,347	(22,807)
Net assets at December 31, 2004	$ 158,486	$ 14,340	$ 175,779	$ 110,369

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Financial	Growth	International	ING VP
	Services	Opportunities	Value	MagnaCap
Net assets at January 1, 2003	$ -	$ 158	$ 12,825	$ 544

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(6)	70	1
Net realized gain (loss) on investments and capital gains
distributions	-	38	(610)	(41)
Net unrealized appreciation (depreciation) during the year	-	123	6,551	315
Net increase (decrease) in net assets from operations	-	155	6,011	275
Changes from principal transactions:
Total unit transactions	-	984	13,755	752
Net increase (decrease) in assets derived from
principal transactions	-	984	13,755	752
Total increase (decrease) in net assets	-	1,139	19,766	1,027
Net assets at December 31, 2003	-	1,297	32,591	1,571

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	128	8
Net realized gain (loss) on investments and capital gains
distributions	2	162	1,986	111
Net unrealized appreciation (depreciation) during the year	13	(100)	5,361	5
Net increase (decrease) in net assets from operations	15	57	7,475	124
Changes from contract transactions:
Total unit transactions	179	(1,354)	18,313	53
Net increase (decrease) in assets derived from
principal transactions	179	(1,354)	18,313	53
Total increase (decrease) in net assets	194	(1,297)	25,788	177
Net assets at December 31, 2004	$ 194	$ -	$ 58,379	$ 1,748

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP		ING VP
	MidCap	ING VP	SmallCap	ING
	Opportunities	Real Estate	Opportunities	Real Estate
Net assets at January 1, 2003	$ 457	$ -	$ 2,239	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	-	(30)	-
Net realized gain (loss) on investments and capital gains
distributions	155	-	(356)	-
Net unrealized appreciation (depreciation) during the year	495	-	1,518	-
Net increase (decrease) in net assets from operations	627	-	1,132	-
Changes from principal transactions:
Total unit transactions	3,107	-	4,674	-
Net increase (decrease) in assets derived from
principal transactions	3,107	-	4,674	-
Total increase (decrease) in net assets	3,734	-	5,806	-
Net assets at December 31, 2003	4,191	-	8,045	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(57)	260	(66)	3
Net realized gain (loss) on investments and capital gains
distributions	403	306	571	15
Net unrealized appreciation (depreciation) during the year	53	3,298	177	19
Net increase (decrease) in net assets from operations	399	3,864	682	37
Changes from contract transactions:
Total unit transactions	956	23,361	(549)	245
Net increase (decrease) in assets derived from
principal transactions	956	23,361	(549)	245
Total increase (decrease) in net assets	1,355	27,225	133	282
Net assets at December 31, 2004	$ 5,546	$ 27,225	$ 8,178	$ 282

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible
	Balanced	Balanced	Appreciation	Income
Net assets at January 1, 2003	$ -	$ 353,540	$ 2,019	$ 92,271

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,325	(22)	3,431
Net realized gain (loss) on investments and capital gains
distributions	-	4,890	(25)	2,292
Net unrealized appreciation (depreciation) during the year	-	36,186	573	(960)
Net increase (decrease) in net assets from operations	-	45,401	526	4,763
Changes from principal transactions:
Total unit transactions	-	(13,847)	632	(7,040)
Net increase (decrease) in assets derived from
principal transactions	-	(13,847)	632	(7,040)
Total increase (decrease) in net assets	-	31,554	1,158	(2,277)
Net assets at December 31, 2003	-	385,094	3,177	89,994

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,222	(32)	3,833
Net realized gain (loss) on investments and capital gains
distributions	-	(2,816)	181	1,720
Net unrealized appreciation (depreciation) during the year	-	24,167	326	(3,208)
Net increase (decrease) in net assets from operations	-	25,573	475	2,345
Changes from contract transactions:
Total unit transactions	-	(53,724)	(414)	(14,170)
Net increase (decrease) in assets derived from
principal transactions	-	(53,724)	(414)	(14,170)
Total increase (decrease) in net assets	-	(28,151)	61	(11,825)
Net assets at December 31, 2004	$ -	$ 356,943	$ 3,238	$ 78,169

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Janus Aspen	Janus Aspen
	Janus Aspen	Mid Cap	Worldwide	Janus
	Growth	Growth	Growth	Twenty
Net assets at January 1, 2003	$ 199,166	$ 369,184	$ 513,443	$ 383

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,049)	(4,273)	277	(2)
Net realized gain (loss) on investments and capital gains
distributions	(15,905)	(55,409)	(17,365)	(39)
Net unrealized appreciation (depreciation) during the year	76,212	179,054	123,499	143
Net increase (decrease) in net assets from operations	58,258	119,372	106,411	102
Changes from principal transactions:
Total unit transactions	(17,436)	(29,315)	(83,666)	78
Net increase (decrease) in assets derived from
principal transactions	(17,436)	(29,315)	(83,666)	78
Total increase (decrease) in net assets	40,822	90,057	22,745	180
Net assets at December 31, 2003	239,988	459,241	536,188	563

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,962)	(4,706)	(408)	(6)
Net realized gain (loss) on investments and capital gains
distributions	(24,092)	(86,576)	(19,474)	(13)
Net unrealized appreciation (depreciation) during the year	31,387	170,273	32,506	152
Net increase (decrease) in net assets from operations	5,333	78,991	12,624	133
Changes from contract transactions:
Total unit transactions	(45,820)	(79,896)	(123,221)	34
Net increase (decrease) in assets derived from
principal transactions	(45,820)	(79,896)	(123,221)	34
Total increase (decrease) in net assets	(40,487)	(905)	(110,597)	167
Net assets at December 31, 2004	$ 199,501	$ 458,336	$ 425,591	$ 730

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Lord Abbett	Lord Abbett
		Lord Abbett	Mid-Cap	Mid Cap
	Lord Abbett	Growth and	Value -	Value -
	Affiliated	Income	Class VC	Class A
Net assets at January 1, 2003	$ -	$ 12,172	$ 10,124	$ 21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	16	(52)	-
Net realized gain (loss) on investments and capital gains
distributions	-	(40)	33	(2)
Net unrealized appreciation (depreciation) during the year	-	7,960	4,466	-
Net increase (decrease) in net assets from operations	-	7,936	4,447	(2)
Changes from principal transactions:
Total unit transactions	-	30,424	13,938	(19)
Net increase (decrease) in assets derived from
principal transactions	-	30,424	13,938	(19)
Total increase (decrease) in net assets	-	38,360	18,385	(21)
Net assets at December 31, 2003	-	50,532	28,509	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(343)	-
Net realized gain (loss) on investments and capital gains
distributions	3	911	1,906	8
Net unrealized appreciation (depreciation) during the year	10	9,290	12,041	21
Net increase (decrease) in net assets from operations	13	10,201	13,604	29
Changes from contract transactions:
Total unit transactions	208	48,934	54,128	261
Net increase (decrease) in assets derived from
principal transactions	208	48,934	54,128	261
Total increase (decrease) in net assets	221	59,135	67,732	290
Net assets at December 31, 2004	$ 221	$ 109,667	$ 96,241	$ 290

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Massachusetts
	Lord Abbett	Investors	MFS®
	Small-Cap	Growth	Total	Moderate
	Value	Stock	Return	Allocation
Net assets at January 1, 2003	$ -	$ -	$ 39,338	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	294	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	(263)	-
Net unrealized appreciation (depreciation) during the year	-	-	7,216	-
Net increase (decrease) in net assets from operations	-	-	7,247	-
Changes from principal transactions:
Total unit transactions	-	-	11,448	-
Net increase (decrease) in assets derived from
principal transactions	-	-	11,448	-
Total increase (decrease) in net assets	-	-	18,695	-
Net assets at December 31, 2003	-	-	58,033	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	358	-
Net realized gain (loss) on investments and capital gains
distributions	44	-	257	-
Net unrealized appreciation (depreciation) during the year	13	16	5,989	63
Net increase (decrease) in net assets from operations	56	16	6,604	63
Changes from contract transactions:
Total unit transactions	474	164	10,121	-
Net increase (decrease) in assets derived from
principal transactions	474	164	10,121	-
Total increase (decrease) in net assets	530	180	16,725	63
Net assets at December 31, 2004	$ 530	$ 180	$ 74,758	$ 63

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		New	New
		Perspective	Perspective	Oppenheimer
	Mutual	Fund® -	Fund® -	Capital
	Discovery	Class R-3	Class R-4	Appreciation
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	1	59	(1)
Net realized gain (loss) on investments and capital gains
distributions	-	-	1	-
Net unrealized appreciation (depreciation) during the year	19	16	784	15
Net increase (decrease) in net assets from operations	22	17	844	14
Changes from contract transactions:
Total unit transactions	164	187	7,794	203
Net increase (decrease) in assets derived from
principal transactions	164	187	7,794	203
Total increase (decrease) in net assets	186	204	8,638	217
Net assets at December 31, 2004	$ 186	$ 204	$ 8,638	$ 217

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Oppenheimer
	Oppenheimer		Main Street	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive
	Markets	Global	Class A	Growth
Net assets at January 1, 2003	$ 1,294	$ -	$ -	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	146	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	1,051	-	-	-
Net unrealized appreciation (depreciation) during the year	383	-	-	1
Net increase (decrease) in net assets from operations	1,580	-	-	1
Changes from principal transactions:
Total unit transactions	3,374	-	-	-
Net increase (decrease) in assets derived from
principal transactions	3,374	-	-	-
Total increase (decrease) in net assets	4,954	-	-	1
Net assets at December 31, 2003	6,248	-	-	4

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	324	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	799	-	-	-
Net unrealized appreciation (depreciation) during the year	4,988	-	1	-
Net increase (decrease) in net assets from operations	6,111	-	1	-
Changes from contract transactions:
Total unit transactions	25,018	4	12	(1)
Net increase (decrease) in assets derived from
principal transactions	25,018	4	12	(1)
Total increase (decrease) in net assets	31,129	4	13	(1)
Net assets at December 31, 2004	$ 37,377	$ 4	$ 13	$ 3

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Global	Main Street®	Main Street®	Strategic
	Securities	Fund/VA	Small Cap	Bond
Net assets at January 1, 2003	$ 117,400	$ 28	$ -	$ 16,662

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(560)	-	-	1,110
Net realized gain (loss) on investments and capital gains
distributions	(6,014)	-	-	969
Net unrealized appreciation (depreciation) during the year	67,124	7	-	1,931
Net increase (decrease) in net assets from operations	60,550	7	-	4,010
Changes from principal transactions:
Total unit transactions	73,093	(3)	-	11,935
Net increase (decrease) in assets derived from
principal transactions	73,093	(3)	-	11,935
Total increase (decrease) in net assets	133,643	4	-	15,945
Net assets at December 31, 2003	251,043	32	-	32,607

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	402	-	-	1,381
Net realized gain (loss) on investments and capital gains
distributions	218	-	-	788
Net unrealized appreciation (depreciation) during the year	58,591	3	1	899
Net increase (decrease) in net assets from operations	59,211	3	1	3,068
Changes from contract transactions:
Total unit transactions	100,114	8	4	11,403
Net increase (decrease) in assets derived from
principal transactions	100,114	8	4	11,403
Total increase (decrease) in net assets	159,325	11	5	14,471
Net assets at December 31, 2004	$ 410,368	$ 43	$ 5	$ 47,078

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		PIMCO NFJ
	Pax World	Small-Cap	PIMCO VIT	Pioneer
	Balanced	Value	Real Return	High Yield
Net assets at January 1, 2003	$ 1,605	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	(35)	-	-	-
Net unrealized appreciation (depreciation) during the year	385	-	-	-
Net increase (decrease) in net assets from operations	356	-	-	-
Changes from principal transactions:
Total unit transactions	1,644	-	-	-
Net increase (decrease) in assets derived from
principal transactions	1,644	-	-	-
Total increase (decrease) in net assets	2,000	-	-	-
Net assets at December 31, 2003	3,605	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	25	1	7	5
Net realized gain (loss) on investments and capital gains
distributions	189	3	312	10
Net unrealized appreciation (depreciation) during the year	1,039	5	(58)	(1)
Net increase (decrease) in net assets from operations	1,253	9	261	14
Changes from contract transactions:
Total unit transactions	11,665	44	9,258	423
Net increase (decrease) in assets derived from
principal transactions	11,665	44	9,258	423
Total increase (decrease) in net assets	12,918	53	9,519	437
Net assets at December 31, 2004	$ 16,523	$ 53	$ 9,519	$ 437

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Pioneer			Pioneer
	Equity	Pioneer	Pioneer Fund	High Yield
	Income VCT	Fund	VCT	VCT
Net assets at January 1, 2003	$ 3,782	$ -	$ 432	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	105	-	2	-
Net realized gain (loss) on investments and capital gains
distributions	(9)	-	(3)	-
Net unrealized appreciation (depreciation) during the year	1,446	-	219	-
Net increase (decrease) in net assets from operations	1,542	-	218	-
Changes from principal transactions:
Total unit transactions	5,367	-	872	-
Net increase (decrease) in assets derived from
principal transactions	5,367	-	872	-
Total increase (decrease) in net assets	6,909	-	1,090	-
Net assets at December 31, 2003	10,691	-	1,522	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	259	-	3	48
Net realized gain (loss) on investments and capital gains
distributions	551	-	85	59
Net unrealized appreciation (depreciation) during the year	1,984	-	136	65
Net increase (decrease) in net assets from operations	2,794	-	224	172
Changes from contract transactions:
Total unit transactions	14,794	1	855	4,296
Net increase (decrease) in assets derived from
principal transactions	14,794	1	855	4,296
Total increase (decrease) in net assets	17,588	1	1,079	4,468
Net assets at December 31, 2004	$ 28,279	$ 1	$ 2,601	$ 4,468

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Pioneer	Scudder	T. Rowe Price
	Mid Cap	Equity 500	Mid-Cap	Templeton
	Value VCT	Index	Value	Foreign
Net assets at January 1, 2003	$ 2,143	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	-	-	(6)
Net realized gain (loss) on investments and capital gains
distributions	85	-	-	-
Net unrealized appreciation (depreciation) during the year	1,583	-	-	-
Net increase (decrease) in net assets from operations	1,630	-	-	(6)
Changes from principal transactions:
Total unit transactions	7,962	-	-	6
Net increase (decrease) in assets derived from
principal transactions	7,962	-	-	6
Total increase (decrease) in net assets	9,592	-	-	-
Net assets at December 31, 2003	11,735	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(201)	-	-	6
Net realized gain (loss) on investments and capital gains
distributions	623	-	34	1
Net unrealized appreciation (depreciation) during the year	5,908	-	27	47
Net increase (decrease) in net assets from operations	6,330	-	61	54
Changes from contract transactions:
Total unit transactions	31,599	2	558	396
Net increase (decrease) in assets derived from
principal transactions	31,599	2	558	396
Total increase (decrease) in net assets	37,929	2	619	450
Net assets at December 31, 2004	$ 49,664	$ 2	$ 619	$ 450

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			UBS U.S.
	Templeton	Templeton	Small Cap	Vanguard®
	Growth	Global Bond	Growth	500 Index
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	57	-	-
Net realized gain (loss) on investments and capital gains
distributions	2	8	1	-
Net unrealized appreciation (depreciation) during the year	3	368	5	(5)
Net increase (decrease) in net assets from operations	6	433	6	(5)
Changes from contract transactions:
Total unit transactions	55	6,342	42	18
Net increase (decrease) in assets derived from
principal transactions	55	6,342	42	18
Total increase (decrease) in net assets	61	6,775	48	13
Net assets at December 31, 2004	$ 61	$ 6,775	$ 48	$ 13

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Washington
	Vanguard®		Wanger U.S.	Mutual
	Variable	Wanger	Smaller	InvestorsSM -
	Insurance	Select	Companies	Class R-3
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(8)	(7)	5
Net realized gain (loss) on investments and capital gains
distributions	-	205	(9)	10
Net unrealized appreciation (depreciation) during the year	17	90	236	54
Net increase (decrease) in net assets from operations	16	287	220	69
Changes from contract transactions:
Total unit transactions	192	1,940	1,935	1,163
Net increase (decrease) in assets derived from
principal transactions	192	1,940	1,935	1,163
Total increase (decrease) in net assets	208	2,227	2,155	1,232
Net assets at December 31, 2004	$ 208	$ 2,227	$ 2,155	$ 1,232

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

Washington
Mutual
InvestorsSM -
Class R-4
Net assets at January 1, 2003	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-
Net realized gain (loss) on investments and capital gains
distributions	-
Net unrealized appreciation (depreciation) during the year	-
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Total unit transactions	-
Net increase (decrease) in assets derived from
principal transactions	-
Total increase (decrease) in net assets	-
Net assets at December 31, 2003	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	124
Net realized gain (loss) on investments and capital gains
distributions	299
Net unrealized appreciation (depreciation) during the year	1,462
Net increase (decrease) in net assets from operations	1,885
Changes from contract transactions:
Total unit transactions	33,974
Net increase (decrease) in assets derived from
principal transactions	33,974
Total increase (decrease) in net assets	35,859
Net assets at December 31, 2004	$ 35,859

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements
  Organization

  ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

  At December 31, 2004, the Account had 145 investment divisions (the "Divisions"), 81 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Growth Series:

  AIM Health Sciences Fund - Investor Class**

  AIM Mid Cap Core Equity Fund - Class A**

  AIM Small Cap Growth Fund - Class A**

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I

  AIM V.I. Core Equity Fund - Series I

  AIM V.I. Growth Fund - Series I

  AIM V.I. Premier Equity Fund - Series I

  Alliance Bernstein Variable Products Series Fund, Inc.:

  Alliance Bernstein Growth and Income Fund - Class A**

  Alliance Bernstein Growth and Income Portfolio**

  American Balanced Fund® - Class R-3**

  American Century® Income & Growth Fund-Advisor Class

  Ariel Investment Trust:

  Ariel Appreciation Fund**

  Ariel Fund**

  Baron Asset Fund**

  Baron Growth Fund*

  Calvert Variable Series, Inc.:

  Calvert Social Balanced Portfolio

  EuroPacific Growth Fund® - Class R-3**

  EuroPacific Growth Fund® - Class R-4**

  Evergreen Special Values Fund - Class A

  Fidelity® Advisor Mid Cap Fund - Class T**

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio-Initial Class

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio-Initial Class

  Fidelity® VIP Overseas Portfolio-Initial Class

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Franklin Strategic Series:

  Franklin Small-Mid Cap Growth Fund - Class A**

  Franklin Templeton Variable Insurance Products Trust:

  Franklin Small Cap Value Securities Fund-Class 2

  The Growth Fund of America® - Class R-3**

  The Growth Fund of America® - Class R-4**

  The Income Fund of America® - Class R-3**

  ING GET Fund:

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series Q

  ING GET Fund - Series S

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING Julius Baer Foreign Portfolio - Service Class**

  ING MFS Total Return Portfolio - Service Class*

  ING T. Rowe Price Equity Income Portfolio - Service Class*

  ING Partners, Inc.:

  ING Aeltus Enhanced Index Portfolio - Service Class*

  ING American Century Select Portfolio - Service Class**

  ING American Century Small Cap Value Portfolio - Service Class

  ING Baron Small Cap Growth Portfolio - Service Class

  ING Goldman Sachs® Capital Growth Portfolio - Service Class

  ING JPMorgan International Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Service Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING OpCap Balanced Value Portfolio - Service Class

  ING Oppenheimer Global Portfolio - Service Class**

  ING PIMCO Total Return Portfolio - Service Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING Partners, Inc. (continued):

  ING Salomon Brothers Aggressive Growth Portfolio - Service Class**

  ING Salomon Brothers Fundamental Value Portfolio - Service Class

  ING Salomon Brothers Investors Value Portfolio - Service Class

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Service Class**

  ING UBS U.S. Large Cap Equity Portfolio - Initial Class

  ING Van Kampen Comstock Portfolio - Service Class

  ING Van Kampen Equity and Income Portfolio - Service Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Financial Services Fund - Class A**

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Insurance Trust:

  ING GET US Core Portfolio - Series 1*

  ING GET US Core Portfolio - Series 2*

  ING GET US Core Portfolio - Series 3*

  ING GET US Core Portfolio - Series 5**

  ING GET US Core Portfolio - Series 6**

  ING GET US Core Portfolio - Series 7**

  ING GNMA Income Fund - Class A**

  ING Intermediate Bond Fund - Class A**

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  ING Variable Products Trust:

  ING VP Financial Services Portfolio - Class I**

  ING VP International Value Portfolio - Class I

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  ING Variable Products Trust (continued):

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio-Class I

  ING VP Real Estate Portfolio - Class I**

  ING VP SmallCap Opportunities Portfolio-Class I

  ING Real Estate Fund - Class A**

  Janus Advisor Series Balanced Fund - Class I**

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio-Institutional Shares

  Janus Aspen Capital Appreciation Portfolio-Service Shares

  Janus Aspen Flexible Income Portfolio-Institutional Shares

  Janus Aspen Growth Portfolio-Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

  Janus Aspen Worldwide Growth Portfolio-Institutional Shares

  Janus Twenty Fund

  Lord Abbett Affiliated Fund - Class A**

  Lord Abbett Series Fund, Inc.:

  Lord Abbett Growth and Income Portfolio - Class VC

  Lord Abbett Mid-Cap Value Portfolio-Class VC

  Lord Abbett Mid Cap Value Fund - Class A**

  Lord Abbett Small-Cap Value Fund - Class A**

  Massachusetts Investors Growth Stock Fund - Class A**

  MFS® Variable Insurance TrustSM:

  MFS® Total Return Series-Initial Class

  Moderate Allocation Portfolio**

  Mutual Discovery Fund - Class R**

  New Perspective Fund® - Class R-3**

  New Perspective Fund® - Class R-4**

  Oppenheimer Capital Appreciation Fund - Class A**

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Global Fund - Class A**

  Oppenheimer Main Street Fund® - Class A**

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA

  Oppenheimer Main Street® Small Cap Fund/VA**

  Oppenheimer Strategic Bond Fund/VA

  Pax World Balanced Fund, Inc.

  PIMCO NFJ Small-Cap Value Fund - Class A**

  PIMCO VIT Real Return Portfolio - Admin Class**

  Pioneer High Yield Fund - Class A**

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio-Class I

  Pioneer Fund - Class A**

  Pioneer Fund VCT Portfolio-Class I

  Pioneer High Yield VCT Portfolio - Class I**

  Pioneer Mid Cap Value VCT Portfolio-Class I

  Scudder Equity 500 Index Fund**

  T. Rowe Price Mid-Cap Value Fund - R Class**

  Templeton Foreign Fund - Class A**

  Templeton Growth Fund, Inc. - Class A**

  Templeton Income Trust:

  Templeton Global Bond Fund - Class A**

  UBS U.S. Small Cap Growth Fund - Class A**

  Vanguard® 500 Index Fund - Investor Shares**

  Vanguard® Variable Insurance Fund - Equity Income Portfolio**

  Wangers Advisors Trust:

  Wanger Select**

  Wanger U.S. Smaller Companies**

  Washington Mutual Investors FundSM - Class R-3**

  Washington Mutual Investors FundSM - Class R-4**

  * Investment Division added in 2003

  ** Investment Division added in 2004

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING VP Balanced Portfolio, Inc. - Class I	ING VP Balanced Portfolio, Inc. - Class R
ING VP Intermediate Bond Portfolio - Class I	ING VP Bond Portfolio - Class R
ING VP Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class R
ING Partners, Inc.:	ING Partners, Inc.:
ING Aeltus Enhanced Index Portfolio - Service Class	ING DSI Enhanced Index Portfolio - Service Class
ING JP Morgan International Portfolio - Initial Class	ING JP Morgan Fleming International Portfolio -
Initial Class
ING T. Rowe Price Diversified Mid Cap Growth	ING Alger Aggressive Growth - Initial Class
Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth	ING Alger Aggressive Growth - Service Class
Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service	ING UBS Tactical Asset Allocation Portfolio - Service
Class	Class
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING MFS Research Equity Portfolio - Initial Class
Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio -	ING VP Strategic Allocation Balanced Portfolio -
Class I	Class R
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class R
ING VP Strategic Allocation Income Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class R
ING Variable Funds:	ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Growth Portfolio - Class I	ING VP Growth Portfolio - Class R
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING VP International Equity Portfolio - Class I	ING VP International Equity Portfolio - Class R
ING VP Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class R
ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class R
ING VP Global Science and Technology Portfolio - Class I	ING VP Technology Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING Growth Opportunities Portfolio - Class I	ING Growth Opportunities Portfolio - Class R
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  During 2004, the following Divisions were closed to Contractowners:

ING GET Fund - Series D ING GET Fund - Series E ING GET Fund - Series G	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class ING VP Growth Opportunities Portfolio - Class I

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

  Administrative Charges

  A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

  Contract Maintenance Charges

  For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

  Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, and currently ranges up to 7%, as specified in the Contract.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

  Related Party Transactions

  During the year ended December 31, 2004, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING GNMA Income Fund, ING Intermediate Bond Fund, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING Strategic Allocation Portfolios, Inc., ING VP Growth and Income Portfolio, ING Variable Products Trust, and ING Real Estate Fund. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust. Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.63% to 0.94% of the average net assets of each respective Portfolio.

  Funds of Funds

  The Account had one Lifestyle Fund at December 31, 2004. The Lifestyle Fund invests in other Divisions of the Account (the "Underlying Funds"), as well as in fixed interest divisions, which are not part of the Account. The Lifestyle Fund's percentage ownership in Underlying Funds and fixed interest divisions at December 31, 2004, was as follows:

Underlying Fund	Moderate Allocation
Baron Growth Fund	10%
ING Index Plus MidCap Fund - Class R	10%
ING Intermediate Bond Fund - Class I	15%
ING International SmallCap Growth Fund - Class A	5%
Lord Abbett Affiliated Fund - Class A	10%
The Growth Fund of America® - Class A	15%
Vanguard® 500 Index Fund - Investor Shares	10%
Fixed interest divisions	25%

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Growth Series:
AIM Health Sciences	$ 19	$ -	$ -	$ -
AIM Mid Cap Core Equity	197	3	-	-
AIM Small Cap Growth	-	-	-	-
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	1,654	2,937	3,360	2,720
AIM V.I. Core Equity	2,162	9,311	3,229	3,479
AIM V.I. Growth	2,126	2,899	3,261	1,503
AIM V.I. Premier Equity	1,643	4,004	2,727	1,780
Alliance Bernstein Variable Products Series Fund, Inc.:
Alliance Bernstein Growth and Income Fund	20	-	-	-
Alliance Bernstein Growth and Income Portfolio	57	9	-	-
American Balanced Fund®	1,273	33	-	-
American Century® Income & Growth	2,231	701	1,932	1,032
Ariel Investment Trust:
Ariel Appreciation	184	3	-	-
Ariel	148	1	-	-
Baron Asset	130	1	-	-
Baron Growth	351	1	130	129
Calvert Variable Series, Inc.:
Calvert Social Balanced	9,157	7,544	6,802	4,502
EuroPacific Growth Fund® - R-3	524	25	-	-
EuroPacific Growth Fund® - R-4	17,240	2,246	-	-
Evergreen Special Values	28,102	1,963	5,901	2,000
Fidelity® Advisor Mid Cap	385	5	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	107,499	21,985	82,727	16,424
Fidelity® VIP Equity-Income	57,164	14,598	47,066	14,323
Fidelity® VIP Growth	21,802	34,986	35,922	23,493
Fidelity® VIP High Income	5,887	7,888	33,252	30,625
Fidelity® VIP Asset ManagerSM	4,627	6,533	2,606	1,719
Fidelity® VIP Index 500	11,965	5,993	17,461	9,452
Fidelity® VIP Overseas	26,271	19,814	395,384	388,671
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	62	-	-	-
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	35,727	8,457	16,848	12,347

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
The Growth Fund of America® - Class R-3	$ 1,249	$ 14	$ -	$ -
The Growth Fund of America® - Class R-4	47,831	29	-	-
The Income Fund of America® - Class R-3	105	-	-	-
ING GET Fund:
ING GET Fund - Series D	5,798	152,830	9,899	86,343
ING GET Fund - Series E	5,286	80,019	5,190	28,667
ING GET Fund - Series G	1,809	24,226	1,243	6,668
ING GET Fund - Series H	837	5,364	1,175	5,706
ING GET Fund - Series I	36	332	93	187
ING GET Fund - Series J	16	38	69	74
ING GET Fund - Series K	57	397	128	424
ING GET Fund - Series L	36	359	42	177
ING GET Fund - Series Q	150	614	-	889
ING GET Fund - Series S	1,379	9,609	84	16,041
ING VP Balanced	37,540	51,777	37,020	69,628
ING VP Emerging Markets	14,135	13,341	70,319	69,829
ING VP Intermediate Bond	125,882	96,548	33,833	102,976
ING VP Money Market	70,314	110,686	1,131,288	1,239,896
ING VP Natural Resources	10,592	5,600	5,744	6,927
ING Investors Trust:
ING Julius Baer Foreign	2,216	929	-	-
ING MFS Total Return	19,854	716	7,972	85
ING T. Rowe Price Equity Income	26,224	805	2,306	353
ING Partners, Inc.:
ING Aeltus Enhanced Index	2,645	2,038	684	111
ING American Century Select	2,189	2,382	2,164	521
ING American Century Small Cap Value	20,538	3,062	3,972	503
ING Baron Small Cap Growth	39,264	5,510	10,703	1,140
ING Goldman Sachs® Capital Growth	761	204	588	230
ING JPMorgan International	27,535	36,640	682,940	697,566
ING JPMorgan Mid Cap Value	10,789	1,764	3,093	684
ING MFS Capital Opportunities	3,975	28,297	7,070	18,461
ING OpCap Balanced Value	11,582	1,728	8,320	413
ING Oppenheimer Global	2,922	2,188	1,857	980
ING PIMCO Total Return	23,537	12,278	35,648	20,611
ING Salomon Brothers Aggressive Growth - Initial Class	8,616	40,713	24,087	25,896
ING Salomon Brothers Aggressive Growth - Service Class	89	74	-	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Salomon Brothers Fundamental Value	$ 3,462	$ 3,271	$ 11,986	$ 3,925
ING Salomon Brother Investors Value	3,414	2,078	3,359	574
ING T. Rowe Price Diversified Mid Cap Growth -
Initial Class	-	17	111	101
ING T. Rowe Price Diversified Mid Cap Growth -
Service Class	5,699	6,093	9,052	1,688
ING T. Rowe Price Growth Equity - Initial Class	34,665	15,692	34,215	11,462
ING T. Rowe Price Growth Equity - Service Class	199	-	-	-
ING UBS U.S. Large Cap Equity	6,956	16,324	5,467	17,682
ING Van Kampen Comstock	37,045	5,632	20,406	485
ING Van Kampen Equity and Income	1,803	505	808	529
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	14,729	8,228	6,498	4,463
ING VP Strategic Allocation Growth	11,072	7,100	5,494	4,688
ING VP Strategic Allocation Income	12,768	12,208	4,504	5,584
ING Financial Services	14	5	-	-
ING Variable Funds:
ING VP Growth and Income	95,716	345,382	14,919	348,130
ING Variable Insurance Trust:
ING GET US Core - Series 1	17	229	2,371	72
ING GET US Core - Series 2	163	2,768	20,499	14
ING GET US Core - Series 3	72,277	20,035	207	-
ING GET US Core - Series 5	673	14	-	-
ING GET US Core - Series 6	6,826	1,290	-	-
ING GET US Core - Series 7	4,344	330	-	-
ING GNMA Income	533	128	-	-
ING Intermediate Bond	540	4	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	12,570	17,824	33,815	21,297
ING VP Growth	5,054	16,997	9,981	13,305
ING VP Index Plus LargeCap	60,182	49,503	61,327	34,201
ING VP Index Plus MidCap	85,765	5,148	52,770	13,706
ING VP Index Plus SmallCap	45,854	6,578	33,506	15,899
ING VP International Equity	10,372	9,942	27,126	26,209
ING VP Small Company	14,104	27,514	81,863	72,364
ING VP Value Opportunity	6,785	39,511	10,678	19,264
ING Variable Products Trust:
ING VP Financial Services	199	18	-	-
ING VP Growth Opportunities	538	1,897	1,325	347
ING VP International Value	28,395	9,954	17,423	3,598
ING VP MagnaCap	574	513	958	205

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust (continued):
ING VP MidCap Opportunities	$ 3,343	$ 2,444	$ 4,145	$ 1,061
ING VP Real Estate	24,030	124	-	-
ING VP SmallCap Opportunities	2,250	2,865	5,880	1,236
ING Real Estate	264	1	-	-
Janus Advisor Series Balanced	-	-	-	-
Janus Aspen Series:
Janus Aspen Balanced	18,989	68,491	40,324	49,846
Janus Aspen Capital Appreciation	645	1,091	1,344	734
Janus Aspen Flexible Income	13,791	23,472	27,330	30,939
Janus Aspen Growth	6,738	54,520	11,473	30,958
Janus Aspen Mid Cap Growth	6,887	91,489	26,548	60,136
Janus Aspen Worldwide Growth	15,748	139,377	31,915	115,304
Janus Twenty	98	70	141	65
Lord Abbett Affiliated	211	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	50,385	580	30,750	310
Lord Abbett Mid-Cap Value - Class VC	57,843	2,780	17,073	2,921
Lord Abbett Mid Cap Value - Class A	270	1	93	112
Lord Abbett Small-Cap Value	525	9	-	-
Massachusetts Investors Growth Stock	164	-	-	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	14,888	4,409	15,279	3,537
Moderate Allocation	1	1	-	-
Mutual Discovery	168	1	-	-
New Perspective Fund® - Class R-3	189	1	-	-
New Perspective Fund® - Class R-4	7,868	15	-	-
Oppenheimer Capital Appreciation	203	1	-	-
Oppenheimer Developing Markets	33,022	7,521	24,991	21,471
Oppenheimer Global	4	-	-	-
Oppenheimer Main Street Fund® - Class A	12	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	1	1	1
Oppenheimer Global Securities	111,120	10,604	82,514	9,981
Oppenheimer Main Street® - Fund/VA	13	5	-	3
Oppenheimer Main Street® Small Cap	4	-	-	-
Oppenheimer Strategic Bond	21,163	8,379	37,158	24,113

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Pax World Balanced	$ 14,148	$ 2,458	$ 1,863	$ 213
PIMCO NFJ Small-Cap Value	48	-	-	-
PIMCO VIT Real Return	12,094	2,557	-	-
Pioneer High Yield	438	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT	17,956	2,903	7,522	2,050
Pioneer Fund	1	-	-	-
Pioneer Fund VCT	1,317	459	990	116
Pioneer High Yield VCT	9,849	5,505	-	-
Pioneer Mid Cap Value VCT	32,841	1,225	9,551	1,627
Scudder Equity 500 Index	2	-	-	-
T. Rowe Price Mid-Cap Value	605	13	-	-
Templeton Foreign	404	1	60	60
Templeton Growth	60	2	-	-
Templeton Income Trust:
Templeton Global Bond	6,516	117	-	-
UBS U.S. Small Cap Growth	48	5	-	-
Vanguard® 500 Index	18	-	-	-
Vanguard® Variable Insurance	193	2	-	-
Wangers Advisors Trust:
Wanger Select	4,017	2,085	-	-
Wanger U.S. Smaller Companies	3,826	1,898	-	-
Washington Mutual InvestorsSM - Class R-3	1,189	11	-	-
Washington Mutual InvestorsSM - Class R-4	34,398	1	-	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Changes in Units

  The changes in units outstanding were as follows:

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
AIM Growth Series:
AIM Health Sciences	2,121	-	2,121	-
AIM Mid Cap Equity	18,089	363	17,726	-
AIM Small Cap Growth	2	-	2	-
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	742,209	869,850	(127,641)	121,881
AIM V.I. Core Equity	1,291,268	2,215,263	(923,995)	(30,959)
AIM V.I. Growth	1,145,485	1,259,825	(114,340)	420,791
AIM V.I. Premier Equity	751,710	1,080,717	(329,007)	179,709
Alliance Bernstein Variable Product Series Fund, Inc.:
Alliance Bernstein Growth and Income Fund	2,045	-	2,045	-
Alliance Bernstein Growth and Income Portfolio	5,250	825	4,425	-
American Balanced Fund®	123,582	3,442	120,140	-
American Century® Income & Growth	235,587	74,839	160,748	112,975
Ariel Investment Trust:
Ariel Appreciation	17,879	265	17,614	-
Ariel	13,247	55	13,192	-
Baron Asset	11,207	120	11,087	-
Baron Growth	32,446	27	32,419	22
Calvert Variable Series, Inc.:
Calvert Social Balanced	1,041,397	888,653	152,744	147,970
EuroPacific Growth Fund® - R-3	50,937	3,074	47,863	-
EuroPacific Growth Fund® - R-4	1,797,191	371,265	1,425,926	-
Evergreen Special Values	1,695,681	203,107	1,492,574	299,098
Fidelity® Advisor Mid Cap	37,590	494	37,096	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	11,489,088	6,904,554	4,584,534	4,004,285
Fidelity® VIP Equity-Income	6,906,749	4,382,178	2,524,571	2,232,358
Fidelity® VIP Growth	7,136,852	7,655,957	(519,105)	1,287,068
Fidelity® VIP High Income	668,003	966,956	(298,953)	337,345
Fidelity® VIP Asset ManagerSM	243,157	373,104	(129,947)	24,732
Fidelity® VIP Index 500	580,064	318,865	261,199	402,973
Fidelity® VIP Overseas	3,021,891	2,493,825	528,066	789,491
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	6,429	-	6,429	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	3,340,616	1,293,673	2,046,943	452,082
The Growth Fund of America® - Class R-3	124,934	2,755	122,179	-
The Growth Fund of America® - Class R-4	5,160,827	423,312	4,737,515	-
The Income Fund of America® - Class R-3	9,948	-	9,948	-
ING GET Fund:
ING GET Fund - Series D	173,322	15,121,211	(14,947,889)	(7,959,655)
ING GET Fund - Series E	332,271	7,921,265	(7,588,994)	(2,482,898)
ING GET Fund - Series G	152,141	2,453,706	(2,301,565)	(594,633)
ING GET Fund - Series H	71,808	553,919	(482,111)	(485,782)
ING GET Fund - Series I	391	31,291	(30,900)	(11,016)
ING GET Fund - Series J	-	3,174	(3,174)	(1,059)
ING GET Fund - Series K	-	36,528	(36,528)	(32,282)
ING GET Fund - Series L	-	33,717	(33,717)	(15,766)
ING GET Fund - Series Q	-	53,457	(53,457)	(80,054)
ING GET Fund - Series S	234,100	1,092,787	(858,687)	(1,517,841)
ING VP Balanced	6,444,389	6,836,684	(392,295)	(1,112,753)
ING VP Emerging Markets	1,647,146	1,581,428	65,718	102,010
ING VP Intermediate Bond	8,215,620	8,521,505	(305,885)	(3,323,438)
ING VP Money Market	11,292,974	14,025,254	(2,732,280)	(6,220,704)
ING VP Natural Resources	869,736	542,584	327,152	(81,853)
ING Investors Trust:
ING Julius Baer Foreign	229,069	107,022	122,047	-
ING MFS Total Return	1,891,673	356,177	1,535,496	700,937
ING T. Rowe Price Equity Income	2,182,364	296,163	1,886,201	165,547
ING Partners, Inc.:
ING Aeltus Enhanced Index	361,801	283,845	77,956	81,415
ING American Century Select	320,348	343,211	(22,863)	214,030
ING American Century Small Cap Value	1,941,068	562,491	1,378,577	355,593
ING Baron Small Cap Growth	3,819,436	1,181,534	2,637,902	940,630
ING Goldman Sachs® Capital Growth	96,777	41,417	55,360	40,099
ING JPMorgan International	3,086,669	3,493,363	(406,694)	(560,840)
ING JPMorgan Mid Cap Value	1,037,259	353,788	683,471	225,796
ING MFS Capital Opportunities	1,546,673	2,633,769	(1,087,096)	(537,394)
ING OpCap Balanced Value	1,291,880	525,561	766,319	692,988
ING Oppenheimer Global	293,242	230,406	62,836	94,892
ING PIMCO Total Return	3,073,334	2,046,501	1,026,833	1,327,641
ING Salomon Brothers Aggressive Growth -
Initial Class	5,042,874	7,674,056	(2,631,182)	328,935

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
ING Partners, Inc. (continued):
ING Salomon Brothers Aggressive Growth -
Service Class	8,787	7,198	1,589	-
ING Salomon Brothers Fundamental Value	445,245	420,619	24,626	554,916
ING Salomon Brother Investors Value	374,791	268,450	106,341	253,762
ING T. Rowe Price Diversified Mid Cap
Growth - Initial Class	-	1,154	(1,154)	1,154
ING T. Rowe Price Diversified Mid Cap
Growth - Service Class	1,358,272	1,438,664	(80,392)	1,121,316
ING T. Rowe Price Growth Equity - Initial Class	4,770,419	3,524,768	1,245,651	1,554,224
ING T. Rowe Price Growth Equity - Service Class	20,449	78	20,371	-
ING UBS U.S. Large Cap Equity	2,141,739	2,820,470	(678,731)	(918,451)
ING Van Kampen Comstock	4,110,698	1,455,969	2,654,729	1,967,779
ING Van Kampen Equity and Income	93,390	38,374	55,016	7,611
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	2,104,345	1,638,746	465,599	108,957
ING VP Strategic Allocation Growth	1,598,014	1,292,531	305,483	98,672
ING VP Strategic Allocation Income	1,184,077	1,140,198	43,879	(108,451)
ING Financial Services	1,357	489	868	-
ING Variable Funds:
ING VP Growth and Income	14,531,937	27,718,675	(13,186,738)	(17,517,346)
ING Variable Insurance Trust:
ING GET US Core - Series 1	-	19,657	(19,657)	231,302
ING GET US Core - Series 2	100,626	334,903	(234,277)	2,055,233
ING GET US Core - Series 3	7,854,478	2,575,458	5,279,020	20,674
ING GET US Core - Series 5	67,403	952	66,451	-
ING GET US Core - Series 6	685,757	129,749	556,008	-
ING GET US Core - Series 7	434,458	32,788	401,670	-
ING GNMA Income	52,369	12,638	39,731	-
ING Intermediate Bond	53,075	1,008	52,067	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	7,185,981	8,826,369	(1,640,388)	3,763,655
ING VP Growth	1,932,974	2,775,140	(842,166)	(183,843)
ING VP Index Plus LargeCap	9,746,045	8,875,064	870,981	2,013,333
ING VP Index Plus MidCap	8,240,855	3,533,221	4,707,634	2,691,961
ING VP Index Plus SmallCap	5,377,363	2,451,264	2,926,099	1,631,088
ING VP International Equity	1,728,037	1,670,535	57,502	135,837
ING VP Small Company	3,283,536	3,946,455	(662,919)	617,906
ING VP Value Opportunity	1,935,086	3,913,217	(1,978,131)	(669,895)

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
ING Variable Products Trust:
ING VP Financial Services	20,421	2,952	17,469	-
ING VP Growth Opportunities	88,916	252,428	(163,512)	137,247
ING VP International Value	3,743,766	2,066,960	1,676,806	1,554,185
ING VP MagnaCap	93,937	88,469	5,468	97,929
ING VP MidCap Opportunities	505,997	417,195	88,802	381,501
ING VP Real Estate	2,146,817	186,905	1,959,912	-
ING VP SmallCap Opportunities	651,403	734,610	(83,207)	723,325
ING Real Estate	22,279	75	22,204	-
Janus Advisor Series Balanced	8	-	8	-
Janus Aspen Series:
Janus Aspen Balanced	4,861,068	7,327,168	(2,466,100)	(516,201)
Janus Aspen Capital Appreciation	82,616	140,531	(57,915)	96,747
Janus Aspen Flexible Income	1,996,838	2,768,202	(771,364)	(357,321)
Janus Aspen Growth	2,862,869	5,692,269	(2,829,400)	(1,192,449)
Janus Aspen Mid Cap Growth	6,055,797	10,760,444	(4,704,647)	(1,685,384)
Janus Aspen Worldwide Growth	5,649,716	12,560,154	(6,910,438)	(5,189,406)
Janus Twenty	21,684	14,890	6,794	18,414
Lord Abbett Affiliated	20,016	7	20,009	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	6,435,125	1,805,358	4,629,767	3,406,125
Lord Abbett Mid-Cap Value - Class VC	5,878,996	1,189,943	4,689,053	1,521,794
Lord Abbett Mid Cap Value - Class A	24,133	16	24,117	-
Lord Abbett Small-Cap Value	46,008	1,179	44,829	-
Massachusetts Investors Growth Stock	17,013	6	17,007	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	1,163,591	418,755	744,836	970,674
Moderate Allocation	5,863	-	5,863	-
Mutual Discovery	16,092	55	16,037	-
New Perspective Fund® - Class R-3	18,425	60	18,365	-
New Perspective Fund® - Class R-4	816,804	55,147	761,657	-
Oppenheimer Capital Appreciation	21,208	190	21,018	-
Oppenheimer Developing Markets	1,653,384	525,460	1,127,924	283,558
Oppenheimer Global	286	-	286	-
Oppenheimer Main Street Fund® - Class A	1,214	-	1,214	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	1	1	-	-
Oppenheimer Global Securities	10,759,811	4,601,582	6,158,229	5,451,438
Oppenheimer Main Street® - Fund/VA	1,481	1,481	-	-
Oppenheimer Main Street® Small Cap	369	-	369	-
Oppenheimer Strategic Bond	2,350,521	1,514,577	835,944	996,074
Pax World Balanced	1,535,363	363,518	1,171,845	182,421
PIMCO NFJ Small-Cap Value	4,379	1	4,378	-
PIMCO VIT Real Return	1,377,653	495,693	881,960	-
Pioneer High Yield	41,804	2	41,802	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income	2,132,114	757,409	1,374,705	624,038
Pioneer Fund	111	-	111	107,358
Pioneer Fund VCT	182,191	91,003	91,188	-
Pioneer High Yield VCT	1,158,236	739,060	419,176	-
Pioneer Mid Cap Value VCT	3,023,990	605,598	2,418,392	738,490
Scudder Equity 500 Index	148	-	148	-
T. Rowe Price Mid-Cap Value	55,070	1,723	53,347	-
Templeton Foreign Fund	39,458	117	39,341	-
Templeton Growth	5,620	193	5,427	-
Templeton Income Trust:
Templeton Global Bond	615,626	43,539	572,087	-
UBS U.S. Small Cap Growth	4,985	493	4,492	-
Vanguard® 500 Index	1,177	-	1,177	-
Vanguard® Variable Insurance	18,595	112	18,483	-
Wangers Advisors Trust:
Wanger Select	394,479	199,589	194,890	-
Wanger U.S. Smaller Companies	379,919	193,959	185,960	-
Washington Mutual InvestorsSM - Class R-3	116,876	2,064	114,812	-
Washington Mutual InvestorsSM - Class R-4	3,519,330	210,096	3,309,234	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Unit Summary

Division/Contract	Units	Unit Value	Extended Value
AIM Health Sciences
Contracts in accumulation period:
ING MAP PLUS NP17	2,121.300	$ 10.00	$ 21,213
	2,121.300		$ 21,213

AIM Mid Cap Core Equity
Contracts in accumulation period:
ING MAP PLUS NP11	17,646.931	$ 11.08	$ 195,528
ING MAP PLUS NP30	78.708	10.99	865
	17,725.639		$ 196,393

AIM Small Cap Growth
Contracts in accumulation period:
Qualified XII (1.00)	1.772	$ 10.72	$ 19
	1.772		$ 19

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation
Contracts in accumulation period:
Qualified VI	942,381.562	$ 9.22	$ 8,688,758
Qualified VIII	1,168.872	9.22	10,777
Qualified X (1.15)	5,909.375	9.28	54,839
Qualified X (1.25)	84,155.097	9.22	775,910
Qualified XII (0.05)	15,921.152	9.55	152,047
Qualified XII (0.15)	5,717.524	10.50	60,034
Qualified XII (0.25)	31,699.897	9.77	309,708
Qualified XII (0.30)	23,829.363	9.74	232,098
Qualified XII (0.45)	4,462.902	9.65	43,067
Qualified XII (0.55)	9,070.730	9.60	87,079
Qualified XII (0.60)	16,659.324	10.35	172,424
Qualified XII (0.65)	8,138.638	9.55	77,724
Qualified XII (0.70)	57,773.319	9.52	550,002
Qualified XII (0.75)	42,450.052	9.49	402,851
Qualified XII (0.80)	126,641.544	9.46	1,198,029
Qualified XII (0.85)	111,740.042	9.44	1,054,826
Qualified XII (0.90)	3,820.617	9.41	35,952
Qualified XII (0.95)	76,698.934	9.38	719,436
Qualified XII (1.00)	201,848.611	9.36	1,889,303
Qualified XII (1.05)	30,727.117	9.33	286,684
Qualified XII (1.10)	30,094.624	9.30	279,880
Qualified XII (1.15)	8,932.005	9.28	82,889
Qualified XII (1.20)	4,519.135	9.25	41,802
Qualified XII (1.25)	22,247.072	9.22	205,118
Qualified XII (1.30)	4,186.956	9.20	38,520
Qualified XII (1.35)	4,017.448	9.17	36,840
Qualified XII (1.40)	14,390.164	9.15	131,670
Qualified XII (1.45)	3,526.426	9.12	32,161
Qualified XII (1.50)	11,909.351	9.09	108,256
Qualified XV	5,425.855	9.36	50,786
Qualified XVI	20,528.273	9.09	186,602
Qualified XVII	938.570	9.23	8,663
Qualified XVIII	5,097.616	9.23	47,051
Qualified XXI	10,170.975	9.44	96,014
Qualified XXIV	96,589.692	9.41	908,909
Qualified XXV	16,697.983	9.42	157,295
Qualified XXVI	3,280.128	9.36	30,702
Qualified XXVII	214,415.599	5.77	1,237,178
Qualified XXXII	828.333	10.80	8,946
Qualified XXXIV (0.60)	3,211.594	10.35	33,240
	2,281,822.471		$ 20,524,070

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity
Currently payable annuity contracts:			$ 12,309
Contracts in accumulation period:
Qualified VI	2,137,810.469	$ 8.31	17,765,205
Qualified VIII	726.747	8.30	6,032
Qualified X (1.15)	1,296.886	8.35	10,829
Qualified X (1.25)	143,502.166	8.31	1,192,503
Qualified XII (0.05)	17,499.652	8.60	150,497
Qualified XII (0.15)	2,793.471	11.18	31,231
Qualified XII (0.25)	67,573.947	8.79	593,975
Qualified XII (0.30)	22,710.376	8.77	199,170
Qualified XII (0.45)	11,259.379	8.69	97,844
Qualified XII (0.55)	38,654.513	8.64	333,975
Qualified XII (0.60)	56,091.198	11.02	618,125
Qualified XII (0.65)	4,679.743	8.59	40,199
Qualified XII (0.70)	67,046.908	8.57	574,592
Qualified XII (0.75)	50,383.041	8.55	430,775
Qualified XII (0.80)	279,744.366	8.52	2,383,422
Qualified XII (0.85)	167,903.529	8.50	1,427,180
Qualified XII (0.90)	2,255.372	8.47	19,103
Qualified XII (0.95)	120,403.788	8.45	1,017,412
Qualified XII (1.00)	632,274.703	8.42	5,323,753
Qualified XII (1.05)	106,782.143	8.40	896,970
Qualified XII (1.10)	58,397.852	8.38	489,374
Qualified XII (1.15)	36,127.185	8.35	301,662
Qualified XII (1.20)	4,804.801	8.33	40,024
Qualified XII (1.25)	36,651.023	8.31	304,570
Qualified XII (1.30)	436.232	8.28	3,612
Qualified XII (1.35)	4,625.181	8.26	38,204
Qualified XII (1.40)	22,295.504	8.23	183,492
Qualified XII (1.45)	3,197.686	8.21	26,253
Qualified XII (1.50)	13,406.838	8.19	109,802
Qualified XV	6,401.660	8.43	53,966
Qualified XVI	42,845.422	8.19	350,904
Qualified XVII	2,773.525	8.31	23,048
Qualified XVIII	7,404.572	8.31	61,532
Qualified XXI	6,085.059	8.50	51,723
Qualified XXIV	54,407.429	8.48	461,375
Qualified XXV	24,107.901	8.48	204,435
Qualified XXVI	17,356.109	8.43	146,312
Qualified XXVII	341,503.459	6.65	2,270,998
Qualified XXXII	3,018.638	11.16	33,688
Qualified XXXIII (0.65)	206.009	11.15	2,297
Qualified XXXIV (0.60)	2,782.305	11.02	30,661
	4,620,226.787		$ 38,313,033

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Growth
Contracts in accumulation period:
Qualified VI	1,324,872.089	$ 5.84	$ 7,737,253
Qualified X (1.15)	1,052.041	5.88	6,186
Qualified X (1.25)	127,838.528	5.84	746,577
Qualified XII (0.05)	8,494.069	6.07	51,559
Qualified XII (0.15)	1,979.049	9.26	18,326
Qualified XII (0.25)	23,934.088	6.19	148,152
Qualified XII (0.30)	22,102.918	6.17	136,375
Qualified XII (0.45)	288.072	6.12	1,763
Qualified XII (0.55)	18,988.487	6.08	115,450
Qualified XII (0.60)	13,198.465	9.12	120,370
Qualified XII (0.65)	11,707.769	6.05	70,832
Qualified XII (0.70)	75,997.679	6.03	458,266
Qualified XII (0.75)	28,167.555	6.01	169,287
Qualified XII (0.80)	183,652.254	5.99	1,100,077
Qualified XII (0.85)	192,221.572	5.98	1,149,485
Qualified XII (0.90)	3,856.879	5.96	22,987
Qualified XII (0.95)	121,858.923	5.94	723,842
Qualified XII (1.00)	276,501.011	5.93	1,639,651
Qualified XII (1.05)	58,460.576	5.91	345,502
Qualified XII (1.10)	45,644.143	5.89	268,844
Qualified XII (1.15)	12,576.190	5.88	73,948
Qualified XII (1.20)	10,063.140	5.86	58,970
Qualified XII (1.25)	30,867.637	5.84	180,267
Qualified XII (1.30)	711.320	5.83	4,147
Qualified XII (1.35)	3,415.491	5.81	19,844
Qualified XII (1.40)	24,265.975	5.79	140,500
Qualified XII (1.45)	1,707.439	5.78	9,869
Qualified XII (1.50)	10,115.104	5.76	58,263
Qualified XV	9,649.748	5.95	57,416
Qualified XVI	41,815.798	5.76	240,859
Qualified XVII	3,350.769	5.85	19,602
Qualified XVIII	4,704.958	5.85	27,524
Qualified XXI	9,981.000	6.00	59,886
Qualified XXIV	58,064.765	5.96	346,066
Qualified XXV	14,648.743	5.97	87,453
Qualified XXVI	16,886.003	5.93	100,134
Qualified XXVII	229,492.601	4.46	1,023,537
Qualified XXXII	1,913.653	11.06	21,165
Qualified XXXIV (0.60)	3,837.062	9.12	34,994
	3,028,883.563		$ 17,595,228

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Premier Equity
Currently payable annuity contracts:			$ 4,251
Contracts in accumulation period:
Qualified VI	939,734.678	$ 7.44	6,991,626
Qualified VIII	4.570	7.44	34
Qualified X (1.15)	9,256.685	7.48	69,240
Qualified X (1.25)	91,125.537	7.44	677,974
Qualified XII (0.05)	6,843.376	7.70	52,694
Qualified XII (0.15)	1,909.550	9.11	17,396
Qualified XII (0.25)	17,822.081	7.88	140,438
Qualified XII (0.30)	20,275.572	7.86	159,366
Qualified XII (0.45)	128,592.683	7.79	1,001,737
Qualified XII (0.55)	36,407.355	7.75	282,157
Qualified XII (0.60)	18,466.704	8.98	165,831
Qualified XII (0.65)	12,647.013	7.70	97,382
Qualified XII (0.70)	106,770.313	7.68	819,996
Qualified XII (0.75)	31,024.805	7.66	237,650
Qualified XII (0.80)	200,397.513	7.64	1,531,037
Qualified XII (0.85)	87,936.400	7.61	669,196
Qualified XII (0.90)	8,499.077	7.59	64,508
Qualified XII (0.95)	145,707.530	7.57	1,103,006
Qualified XII (1.00)	249,070.199	7.55	1,880,480
Qualified XII (1.05)	52,139.043	7.53	392,607
Qualified XII (1.10)	42,708.788	7.51	320,743
Qualified XII (1.15)	9,045.855	7.48	67,663
Qualified XII (1.20)	2,793.968	7.46	20,843
Qualified XII (1.25)	35,279.167	7.44	262,477
Qualified XII (1.30)	764.690	7.42	5,674
Qualified XII (1.35)	11,894.325	7.40	88,018
Qualified XII (1.40)	16,723.307	7.38	123,418
Qualified XII (1.45)	554.076	7.36	4,078
Qualified XII (1.50)	3,819.210	7.34	28,033
Qualified XV	5,023.443	7.55	37,927
Qualified XVI	20,767.574	7.34	152,434
Qualified XVII	3,889.933	7.45	28,980
Qualified XVIII	2,024.832	7.45	15,085
Qualified XXI	4,259.790	7.61	32,417
Qualified XXIV	84,882.500	7.60	645,107
Qualified XXV	8,399.473	7.60	63,836
Qualified XXVI	1,228.610	7.55	9,276
Qualified XXVII	197,458.851	6.44	1,271,635
Qualified XXXII	227.618	10.79	2,456
Qualified XXXIV (0.60)	10,832.740	8.98	97,278
	2,627,209.434		$ 19,635,984

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Alliance Bernstein Growth and Income Fund
Contracts in accumulation period:
ING MAP PLUS NP16	2,044.558	$ 10.75	$ 21,979
	2,044.558		$ 21,979

Alliance Bernstein Growth and Income Portfolio
Contracts in accumulation period:
Qualified X (1.25)	4,425.201	$ 11.23	$ 49,695
	4,425.201		$ 49,695

American Balanced Fund®
Contracts in accumulation period:
ING MAP PLUS NP11	4,474.410	$ 10.59	$ 47,384
ING MAP PLUS NP14	1,203.024	10.58	12,728
ING MAP PLUS NP15	40,987.607	10.57	433,239
ING MAP PLUS NP17	8,141.154	10.57	86,052
ING MAP PLUS NP22	40,105.124	10.54	422,708
ING MAP PLUS NP23	307.305	10.54	3,239
ING MAP PLUS NP26	90.494	10.52	952
ING MAP PLUS NP27	132.605	10.52	1,395
ING MAP PLUS NP29	8,691.246	10.51	91,345
ING MAP PLUS NP30	11.238	10.50	118
ING MAP PLUS NP7	1,265.504	10.61	13,427
ING MAP PLUS NP9	14,730.095	10.60	156,139
	120,139.806		$ 1,268,726

American Century® Income & Growth
Contracts in accumulation period:
Qualified XII (1.10)	2,144.937	$ 30.91	$ 66,300
Qualified XXVII	430,968.894	10.03	4,322,618
	433,113.831		$ 4,388,918

Ariel Appreciation
Contracts in accumulation period:
ING MAP PLUS NP11	8,011.883	$ 10.94	$ 87,650
ING MAP PLUS NP15	7,898.351	10.92	86,250
ING MAP PLUS NP19	140.918	10.90	1,536
ING MAP PLUS NP22	1,563.236	10.88	17,008
	17,614.388		$ 192,444

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel
Contracts in accumulation period:
ING MAP PLUS NP19	2,340.256	$ 11.70	$ 27,381
ING MAP PLUS NP22	9,711.130	11.68	113,426
ING MAP PLUS NP26	1,140.995	11.66	13,304
	13,192.381		$ 154,111

Baron Asset
Contracts in accumulation period:
ING MAP PLUS NP14	3,932.511	$ 12.15	$ 47,780
ING MAP PLUS NP15	185.761	12.15	2,257
ING MAP PLUS NP16	1,480.066	12.14	17,968
ING MAP PLUS NP17	3,615.486	12.14	43,892
ING MAP PLUS NP22	387.201	12.11	4,689
ING MAP PLUS NP9	1,485.714	12.18	18,096
	11,086.739		$ 134,682

Baron Growth
Contracts in accumulation period:
ING MAP PLUS NP14	8,181.291	$ 12.08	$ 98,830
ING MAP PLUS NP15	7,742.053	12.08	93,524
ING MAP PLUS NP16	6,305.633	12.07	76,109
ING MAP PLUS NP17	2,946.562	12.07	35,565
ING MAP PLUS NP19	3,443.781	12.06	41,532
ING MAP PLUS NP22	707.226	12.04	8,515
ING MAP PLUS NP23	1,049.210	12.03	12,622
ING MAP PLUS NP27	16.985	12.01	204
ING MAP PLUS NP7	2,048.515	12.12	24,828
	32,441.256		$ 391,729

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced
Contracts in accumulation period:
Qualified V	335.057	$ 22.05	$ 7,388
Qualified VI	939,746.700	21.82	20,505,273
Qualified VIII	5,714.084	19.81	113,196
Qualified X (1.15)	1,106.305	11.26	12,457
Qualified X (1.25)	66,551.968	11.18	744,051
Qualified XII (0.05)	3,837.747	22.81	87,539
Qualified XII (0.15)	3,396.934	11.09	37,672
Qualified XII (0.25)	99,891.838	12.13	1,211,688
Qualified XII (0.30)	96,180.645	12.09	1,162,824
Qualified XII (0.40)	91,688.863	16.79	1,539,456
Qualified XII (0.45)	23,627.318	11.97	282,819
Qualified XII (0.55)	10,432.969	11.89	124,048
Qualified XII (0.60)	16,311.814	11.85	193,295
Qualified XII (0.65)	14,260.321	11.82	168,557
Qualified XII (0.70)	171,058.404	11.78	2,015,068
Qualified XII (0.75)	144,238.330	11.74	1,693,358
Qualified XII (0.80)	136,946.385	12.31	1,685,810
Qualified XII (0.85)	204,430.849	16.37	3,346,533
Qualified XII (0.90)	9,190.774	12.14	111,576
Qualified XII (0.95)	52,198.521	16.23	847,182
Qualified XII (1.00)	409,056.374	16.16	6,610,351
Qualified XII (1.05)	39,360.783	16.09	633,315
Qualified XII (1.10)	41,804.182	16.02	669,703
Qualified XII (1.15)	14,502.257	15.95	231,311
Qualified XII (1.20)	11,929.030	15.88	189,433
Qualified XII (1.25)	16,388.046	15.81	259,095
Qualified XII (1.30)	2,160.381	15.75	34,026
Qualified XII (1.35)	3,526.148	15.68	55,290
Qualified XII (1.40)	14,456.054	15.61	225,659
Qualified XII (1.45)	918.211	15.54	14,269
Qualified XII (1.50)	2,058.527	15.48	31,866
Qualified XV	2,919.374	22.35	65,248
Qualified XVI	37,768.458	21.40	808,245
Qualified XVII	700.504	21.82	15,285
Qualified XVIII	9,408.765	11.18	105,190
Qualified XXI	3,525.555	22.54	79,466
Qualified XXIV	29,889.422	16.26	486,002
Qualified XXV	5,605.653	22.29	124,950
Qualified XXVI	289.024	22.14	6,399
Qualified XXVII	578,904.407	29.27	16,944,532
Qualified XXVIII	90,261.018	29.09	2,625,693
Qualified XXXII	1,364.344	10.91	14,885
Qualified XXXIV (0.60)	4,209.114	11.85	49,878
	3,412,151.457		$ 66,169,881

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	12,073.466	$ 11.57	$ 139,690
ING MAP PLUS NP14	9,973.333	11.55	115,192
ING MAP PLUS NP15	14,504.069	11.55	167,522
ING MAP PLUS NP19	2,624.631	11.53	30,262
ING MAP PLUS NP23	173.675	11.51	1,999
ING MAP PLUS NP29	3,558.064	11.47	40,811
ING MAP PLUS NP9	4,955.872	11.58	57,389
	47,863.110		$ 552,865

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	589,758.166	11.45	6,752,731
Qualified XII (0.55)	917.131	11.50	10,547
Qualified XII (0.60)	700.174	11.50	8,052
Qualified XII (0.70)	14,216.710	11.49	163,350
Qualified XII (0.75)	24,395.910	11.49	280,309
Qualified XII (0.80)	295,307.665	11.48	3,390,132
Qualified XII (0.85)	24,648.780	11.48	282,968
Qualified XII (0.90)	754.007	11.48	8,656
Qualified XII (0.95)	29,103.662	11.47	333,819
Qualified XII (1.00)	362,008.195	11.47	4,152,234
Qualified XII (1.05)	11,698.257	11.47	134,179
Qualified XII (1.10)	26,520.419	11.46	303,924
Qualified XII (1.15)	1,515.794	11.46	17,371
Qualified XII (1.20)	214.061	11.45	2,451
Qualified XII (1.25)	3,553.188	11.45	40,684
Qualified XII (1.35)	1,297.290	11.44	14,841
Qualified XII (1.40)	2,665.559	11.44	30,494
Qualified XII (1.45)	339.370	11.43	3,879
Qualified XII (1.50)	2.537	11.43	29
Qualified XVI	3,097.288	11.43	35,402
Qualified XVII	5,731.038	11.47	65,735
Qualified XXIV	27,480.435	11.96	328,666
	1,425,925.636		$ 16,360,453

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Evergreen Special Values
Contracts in accumulation period:
ING MAP PLUS NP11	2,719.056	$ 11.65	$ 31,677
ING MAP PLUS NP14	3,008.083	11.63	34,984
ING MAP PLUS NP15	3,045.572	11.63	35,420
ING MAP PLUS NP16	1,597.074	11.62	18,558
ING MAP PLUS NP26	104.581	11.57	1,210
ING MAP PLUS NP27	18.426	11.56	213
ING MAP PLUS NP7	1,888.860	11.67	22,043
Qualified V	317.664	18.06	5,737
Qualified VI	460,931.721	18.19	8,384,348
Qualified XII (0.55)	1,086.354	18.76	20,380
Qualified XII (0.60)	336.378	18.72	6,297
Qualified XII (0.65)	155.514	18.68	2,905
Qualified XII (0.70)	16,062.500	18.64	299,405
Qualified XII (0.75)	3,304.462	18.60	61,463
Qualified XII (0.80)	28,777.790	18.55	533,828
Qualified XII (0.85)	21,368.936	18.51	395,539
Qualified XII (0.90)	491.337	18.47	9,075
Qualified XII (0.95)	48,298.046	18.43	890,133
Qualified XII (1.00)	322,471.343	18.39	5,930,248
Qualified XII (1.05)	12,774.224	18.35	234,407
Qualified XII (1.10)	7,951.611	18.31	145,594
Qualified XII (1.15)	2,723.645	18.27	49,761
Qualified XII (1.20)	1,332.913	18.23	24,299
Qualified XII (1.25)	6,363.936	18.19	115,760
Qualified XII (1.35)	18.774	18.11	340
Qualified XII (1.40)	3,376.591	18.07	61,015
Qualified XII (1.45)	328.841	18.03	5,929
Qualified XII (1.50)	83.102	17.99	1,495
Qualified XVI	7,700.223	17.99	138,527
Qualified XVII	1,247.554	18.19	22,693
Qualified XXIV	6,804.270	18.50	125,879
Qualified XXVII	1,643,534.468	18.22	29,945,198
	2,610,223.849		$ 47,554,360

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® Advisor Mid Cap
Contracts in accumulation period:
ING MAP PLUS NP11	5,351.972	$ 11.41	$ 61,066
ING MAP PLUS NP15	9,886.830	11.39	112,611
ING MAP PLUS NP17	1,723.902	11.38	19,618
ING MAP PLUS NP19	3,041.864	11.37	34,586
ING MAP PLUS NP21	854.753	11.36	9,710
ING MAP PLUS NP22	1,876.652	11.35	21,300
ING MAP PLUS NP23	375.771	11.35	4,265
ING MAP PLUS NP26	887.467	11.33	10,055
ING MAP PLUS NP27	20.036	11.33	227
ING MAP PLUS NP30	24.315	11.31	275
ING MAP PLUS NP7	461.330	11.43	5,273
ING MAP PLUS NP9	12,590.718	11.42	143,786
	37,095.610		$ 422,772

Fidelity® VIP Contrafund®
Currently payable annuity contracts:			$ 1,619,264
Contracts in accumulation period:	-
ING MAP PLUS NP10	4,841.893	$ 11.41	55,246
ING MAP PLUS NP11	8,558.896	11.41	97,657
ING MAP PLUS NP14	14,324.320	11.39	163,154
ING MAP PLUS NP15	75.242	11.39	857
ING MAP PLUS NP17	7,422.671	11.38	84,470
ING MAP PLUS NP19	3,585.400	11.37	40,766
ING MAP PLUS NP21	1,844.894	11.36	20,958
ING MAP PLUS NP22	26,765.639	11.35	303,790
ING MAP PLUS NP26	655.958	11.33	7,432
ING MAP PLUS NP27	35.393	11.33	401
ING MAP PLUS NP29	7,981.714	11.32	90,353
ING MAP PLUS NP30	107.604	11.31	1,217
ING MAP PLUS NP7	2,226.160	11.43	25,445
ING MAP PLUS NP9	26,855.517	11.42	306,690
Qualified V	6,763.062	24.69	166,980
Qualified VI	10,166,479.076	24.90	253,145,329
Qualified VIII	5,661.557	25.05	141,822
Qualified X (1.15)	94,685.982	28.25	2,674,879
Qualified X (1.25)	896,870.408	27.98	25,094,434
Qualified XII (0.05)	113,204.573	26.02	2,945,583
Qualified XII (0.15)	91,278.804	13.21	1,205,793
Qualified XII (0.25)	756,701.032	15.50	11,728,866
Qualified XII (0.30)	202,143.819	15.45	3,123,122
Qualified XII (0.40)	478,760.059	23.81	11,399,277

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund®
(continued)
Qualified XII (0.45)	659,806.737	$ 15.29	$ 10,088,445
Qualified XII (0.55)	241,303.884	15.19	3,665,406
Qualified XII (0.60)	702,963.276	15.14	10,642,864
Qualified XII (0.65)	139,632.604	15.09	2,107,056
Qualified XII (0.70)	855,660.639	15.04	12,869,136
Qualified XII (0.75)	779,689.526	14.99	11,687,546
Qualified XII (0.80)	2,927,046.014	16.43	48,091,366
Qualified XII (0.85)	687,424.806	23.22	15,962,004
Qualified XII (0.90)	102,009.279	15.95	1,627,048
Qualified XII (0.95)	771,059.383	23.02	17,749,787
Qualified XII (1.00)	4,557,462.653	22.92	104,457,044
Qualified XII (1.05)	338,621.779	22.82	7,727,349
Qualified XII (1.10)	198,817.862	22.73	4,519,130
Qualified XII (1.15)	237,826.381	22.63	5,382,011
Qualified XII (1.20)	36,012.472	22.53	811,361
Qualified XII (1.25)	129,477.842	22.43	2,904,188
Qualified XII (1.30)	5,931.602	22.34	132,512
Qualified XII (1.35)	19,628.103	22.24	436,529
Qualified XII (1.40)	48,131.707	22.14	1,065,636
Qualified XII (1.45)	6,547.438	22.05	144,371
Qualified XII (1.50)	20,847.107	21.95	457,594
Qualified XV	36,903.802	25.51	941,416
Qualified XVI	222,008.641	24.42	5,421,451
Qualified XVII	25,722.490	24.90	640,490
Qualified XVIII	30,712.938	27.98	859,348
Qualified XXI	78,803.188	25.72	2,026,818
Qualified XXIV	257,773.113	23.06	5,944,248
Qualified XXV	114,121.982	25.43	2,902,122
Qualified XXVI	17,373.328	25.27	439,024
Qualified XXVII	3,987,862.908	28.47	113,534,457
Qualified XXVIII	1,134,941.060	28.30	32,118,832
Qualified XXXII	46,416.186	11.80	547,711
Qualified XXXIII (0.65)	18,404.935	13.17	242,393
Qualified XXXIV (0.60)	44,362.219	15.14	671,644
	32,399,137.557		$ 743,262,122

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income
Currently payable annuity contracts:			$ 795,418
Contracts in accumulation period:
ING MAP PLUS NP14	8,594.220	$ 10.90	93,677
ING MAP PLUS NP15	249.633	10.90	2,721
ING MAP PLUS NP26	37.638	10.84	408
Qualified V	1,472.325	21.03	30,963
Qualified VI	6,238,986.374	21.43	133,701,478
Qualified VIII	6,687.629	21.34	142,714
Qualified X (1.15)	115,108.819	27.10	3,119,449
Qualified X (1.25)	944,028.870	26.81	25,309,414
Qualified XI	1,412.401	22.66	32,005
Qualified XII (0.05)	63,618.446	22.39	1,424,417
Qualified XII (0.15)	86,882.794	11.74	1,020,004
Qualified XII (0.25)	553,783.936	13.01	7,204,729
Qualified XII (0.30)	207,162.577	12.96	2,684,827
Qualified XII (0.40)	365,386.545	19.62	7,168,884
Qualified XII (0.45)	314,974.357	12.83	4,041,121
Qualified XII (0.55)	162,010.588	12.75	2,065,635
Qualified XII (0.60)	825,794.965	12.71	10,495,854
Qualified XII (0.65)	69,693.291	12.67	883,014
Qualified XII (0.70)	493,970.206	12.62	6,233,904
Qualified XII (0.75)	789,312.718	12.58	9,929,554
Qualified XII (0.80)	1,848,160.673	13.68	25,282,838
Qualified XII (0.85)	707,385.311	19.13	13,532,281
Qualified XII (0.90)	55,599.401	13.37	743,364
Qualified XII (0.95)	568,436.320	18.97	10,783,237
Qualified XII (1.00)	1,606,502.117	18.89	30,346,825
Qualified XII (1.05)	229,307.234	18.80	4,310,976
Qualified XII (1.10)	191,321.474	18.72	3,581,538
Qualified XII (1.15)	110,055.150	18.64	2,051,428
Qualified XII (1.20)	27,999.731	18.56	519,675
Qualified XII (1.25)	109,939.069	18.48	2,031,674
Qualified XII (1.30)	4,707.717	18.40	86,622
Qualified XII (1.35)	11,384.989	18.32	208,573
Qualified XII (1.40)	58,806.908	18.24	1,072,638
Qualified XII (1.45)	5,407.925	18.17	98,262
Qualified XII (1.50)	9,873.411	18.09	178,610
Qualified XV	32,806.515	21.95	720,103
Qualified XVI	184,225.452	21.02	3,872,419
Qualified XVII	13,039.664	21.43	279,440
Qualified XVIII	25,554.457	26.81	685,115
Qualified XXI	41,497.741	22.13	918,345

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income
(continued)
Qualified XXIV	159,398.368	$ 19.00	$ 3,028,569
Qualified XXV	57,825.137	21.88	1,265,214
Qualified XXVI	27,716.192	21.74	602,550
Qualified XXVII	2,369,316.975	22.68	53,736,109
Qualified XXVIII	1,226,563.443	22.54	27,646,740
Qualified XXXII	37,708.564	11.56	435,911
Qualified XXXIV (0.60)	54,204.721	12.71	688,942
	21,023,912.991		$ 405,088,188

Fidelity® VIP Growth
Currently payable annuity contracts:			$ 420,537
Contracts in accumulation period:
ING MAP PLUS NP17	2,107.419	$ 9.84	20,737
ING MAP PLUS NP26	49.081	9.80	481
Qualified V	1,073.396	17.14	18,398
Qualified VI	9,263,905.992	17.19	159,246,544
Qualified VIII	10,663.694	17.38	185,335
Qualified X (1.15)	128,759.603	24.16	3,110,832
Qualified X (1.25)	1,100,525.774	23.90	26,302,566
Qualified XII (0.05)	32,419.098	17.96	582,247
Qualified XII (0.15)	94,933.893	9.53	904,720
Qualified XII (0.25)	658,026.615	11.61	7,639,689
Qualified XII (0.30)	175,324.200	11.57	2,028,501
Qualified XII (0.45)	559,932.809	11.46	6,416,830
Qualified XII (0.55)	241,508.084	11.38	2,748,362
Qualified XII (0.60)	552,845.198	11.35	6,274,793
Qualified XII (0.65)	147,326.349	11.31	1,666,261
Qualified XII (0.70)	813,946.850	11.27	9,173,181
Qualified XII (0.75)	1,072,839.091	11.23	12,047,983
Qualified XII (0.80)	2,136,201.060	12.27	26,211,187
Qualified XII (0.85)	1,247,419.827	16.14	20,133,356
Qualified XII (0.90)	88,223.886	11.89	1,048,982
Qualified XII (0.95)	707,614.250	16.00	11,321,828
Qualified XII (1.00)	2,761,409.165	15.93	43,989,248
Qualified XII (1.05)	395,235.876	15.86	6,268,441
Qualified XII (1.10)	252,036.606	15.79	3,979,658
Qualified XII (1.15)	105,129.198	15.72	1,652,631
Qualified XII (1.20)	49,507.663	15.66	775,290
Qualified XII (1.25)	108,714.240	15.59	1,694,855
Qualified XII (1.30)	20,564.498	15.52	319,161
Qualified XII (1.35)	28,241.554	15.45	436,332
Qualified XII (1.40)	74,235.217	15.39	1,142,480

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth
(continued)
Qualified XII (1.45)	4,572.650	$ 15.32	$ 70,053
Qualified XII (1.50)	18,808.852	15.25	286,835
Qualified XV	38,369.449	17.61	675,686
Qualified XVI	246,400.949	16.86	4,154,320
Qualified XVII	13,943.630	17.19	239,691
Qualified XVIII	42,612.552	23.90	1,018,440
Qualified XXI	110,098.029	17.76	1,955,341
Qualified XXIV	329,860.325	16.03	5,287,661
Qualified XXV	200,572.706	17.55	3,520,051
Qualified XXVI	44,951.434	17.44	783,953
Qualified XXXII	53,573.460	10.55	565,200
Qualified XXXIII (0.65)	3,972.211	9.50	37,736
Qualified XXXIV (0.60)	86,510.132	11.35	981,890
	24,024,966.565		$ 377,338,303

Fidelity® VIP High Income
Currently payable annuity contracts:			$ 92,642
Contracts in accumulation period:
Qualified XXVII	424,740.088	$ 9.03	3,835,403
Qualified XXVIII	142,798.663	8.98	1,282,332
	567,538.751		$ 5,210,377
Fidelity® VIP Asset ManagerSM
Contracts in accumulation period:
Qualified XXVII	1,017,630.719	$ 18.23	$ 18,551,408
Qualified XXVIII	98,070.238	18.11	1,776,052
	1,115,700.957		$ 20,327,460

Fidelity® VIP Index 500
Contracts in accumulation period:
Qualified XXVII	4,392,230.429	$ 23.53	$ 103,349,182
Qualified XXVIII	573,710.265	23.38	13,413,346
	4,965,940.694		$ 116,762,528

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas
Contracts in accumulation period:
Qualified V	242.915	$ 14.75	$ 3,583
Qualified VI	1,258,870.073	14.97	18,845,285
Qualified VIII	795.521	14.96	11,901
Qualified X (1.15)	21,470.686	15.59	334,728
Qualified X (1.25)	148,158.885	15.42	2,284,610
Qualified XII (0.05)	20,316.677	15.65	317,956
Qualified XII (0.15)	6,556.235	12.27	80,445
Qualified XII (0.25)	109,081.091	11.00	1,199,892
Qualified XII (0.30)	39,274.658	10.97	430,843
Qualified XII (0.45)	44,140.423	10.86	479,365
Qualified XII (0.55)	13,036.700	10.79	140,666
Qualified XII (0.60)	66,264.351	12.09	801,136
Qualified XII (0.65)	28,070.336	10.72	300,914
Qualified XII (0.70)	70,857.865	10.68	756,762
Qualified XII (0.75)	45,057.089	10.65	479,858
Qualified XII (0.80)	225,460.624	11.86	2,673,963
Qualified XII (0.85)	78,255.705	14.81	1,158,967
Qualified XII (0.90)	6,521.525	11.80	76,954
Qualified XII (0.95)	91,363.624	14.68	1,341,218
Qualified XII (1.00)	193,880.027	14.62	2,834,526
Qualified XII (1.05)	29,915.728	14.56	435,573
Qualified XII (1.10)	27,191.724	14.50	394,280
Qualified XII (1.15)	26,652.876	14.43	384,601
Qualified XII (1.20)	7,734.795	14.37	111,149
Qualified XII (1.25)	15,875.681	14.31	227,181
Qualified XII (1.30)	5,755.649	14.25	82,018
Qualified XII (1.35)	2,330.655	14.19	33,072
Qualified XII (1.40)	6,899.504	14.12	97,421
Qualified XII (1.45)	1,539.189	14.06	21,641
Qualified XII (1.50)	1,862.428	14.00	26,074
Qualified XV	8,677.510	15.34	133,113
Qualified XVI	33,035.398	14.69	485,290
Qualified XVII	6,644.422	14.97	99,467
Qualified XVIII	4,480.091	15.42	69,083
Qualified XXI	8,503.685	15.47	131,552
Qualified XXIV	47,940.381	14.71	705,203
Qualified XXV	35,156.835	15.29	537,548
Qualified XXVI	2,815.997	15.19	42,775
Qualified XXVII	289,347.059	8.33	2,410,261
Qualified XXXII	2,875.952	11.81	33,965
Qualified XXXIV (0.60)	3,446.815	12.09	41,672
	3,036,357.384		$ 41,056,511

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP15	137.305	$ 10.91	$ 1,498
ING MAP PLUS NP23	261.637	10.87	2,844
ING MAP PLUS NP29	6,030.074	10.84	65,366
	6,429.016		$ 69,708

Franklin Small Cap Value Securities
Currently payable annuity contracts:			$ 303,235
Contracts in accumulation period:
ING MAP PLUS NP26	17.628	$ 12.14	214
ING MAP PLUS NP30	42.361	12.11	513
NYSUT 457	212,287.753	16.33	3,466,659
Qualified V	86.330	14.63	1,263
Qualified VI	1,190,342.692	14.71	17,509,941
Qualified X (1.15)	34,216.125	14.76	505,030
Qualified X (1.25)	144,474.167	14.71	2,125,215
Qualified XI	1,402.694	15.22	21,349
Qualified XII (0.45)	488.426	15.12	7,385
Qualified XII (0.55)	32,876.576	15.07	495,450
Qualified XII (0.60)	36,672.141	15.04	551,549
Qualified XII (0.65)	21,695.673	15.02	325,869
Qualified XII (0.70)	95,936.491	14.99	1,438,088
Qualified XII (0.75)	20,723.463	14.96	310,023
Qualified XII (0.80)	124,155.957	14.94	1,854,890
Qualified XII (0.85)	164,023.005	14.91	2,445,583
Qualified XII (0.90)	4,281.464	14.89	63,751
Qualified XII (0.95)	113,358.412	14.86	1,684,506
Qualified XII (1.00)	602,591.846	14.84	8,942,463
Qualified XII (1.05)	34,478.258	14.81	510,623
Qualified XII (1.10)	24,913.938	14.78	368,228

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities
(continued)
Qualified XII (1.15)	10,292.141	$ 14.76	$ 151,912
Qualified XII (1.20)	2,443.788	14.73	35,997
Qualified XII (1.25)	24,928.620	14.71	366,700
Qualified XII (1.30)	2,748.569	14.68	40,349
Qualified XII (1.35)	445.157	14.66	6,526
Qualified XII (1.40)	5,835.338	14.63	85,371
Qualified XII (1.45)	2,065.229	14.61	30,173
Qualified XII (1.50)	1,131.687	14.58	16,500
Qualified XV	4,472.678	14.86	66,464
Qualified XVI	22,125.377	14.58	322,588
Qualified XVII	4,340.381	14.71	63,847
Qualified XVIII	7,755.677	14.71	114,086
Qualified XXI	20,825.636	14.94	311,135
Qualified XXIV	72,777.934	14.91	1,085,119
Qualified XXV	26,961.230	14.96	403,340
Qualified XXVI	22,676.092	14.89	337,647
Qualified XXVIII	250,383.143	14.00	3,505,364
Qualified XXXII	2,781.976	12.65	35,192
Qualified XXXIII (0.65)	11,968.058	15.09	180,598
Qualified XXXIV (0.60)	2,744.282	15.04	41,274
	3,358,768.393		$ 50,132,009
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	19,476.753	$ 10.84	$ 211,128
ING MAP PLUS NP14	9,748.336	10.82	105,477
ING MAP PLUS NP15	37,891.035	10.82	409,981
ING MAP PLUS NP16	3,833.210	10.81	41,437
ING MAP PLUS NP17	13,508.789	10.81	146,030
ING MAP PLUS NP19	4,723.704	10.80	51,016
ING MAP PLUS NP21	1,764.041	10.79	19,034
ING MAP PLUS NP22	10,740.167	10.78	115,779
ING MAP PLUS NP23	2,079.592	10.78	22,418
ING MAP PLUS NP26	2,617.194	10.76	28,161
ING MAP PLUS NP29	14,356.465	10.75	154,332
ING MAP PLUS NP30	54.469	10.74	585
ING MAP PLUS NP7	1,384.899	10.86	15,040
	122,178.654		$ 1,320,418

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
Qualified V	1,154.209	$ 10.81	$ 12,477
Qualified VI	1,485,898.521	10.82	16,077,422
Qualified XII (0.45)	410.120	10.87	4,458
Qualified XII (0.55)	12,419.320	10.87	134,998
Qualified XII (0.60)	13,838.029	10.86	150,281
Qualified XII (0.65)	4,320.350	10.86	46,919
Qualified XII (0.70)	66,111.234	10.86	717,968
Qualified XII (0.75)	82,378.157	10.85	893,803
Qualified XII (0.80)	1,633,839.262	10.85	17,727,156
Qualified XII (0.85)	128,792.995	10.85	1,397,404
Qualified XII (0.90)	6,068.634	10.84	65,784
Qualified XII (0.95)	65,090.037	10.84	705,576
Qualified XII (1.00)	1,026,654.479	10.83	11,118,668
Qualified XII (1.05)	66,318.375	10.83	718,228
Qualified XII (1.10)	39,555.217	10.83	428,383
Qualified XII (1.15)	9,196.858	10.82	99,510
Qualified XII (1.20)	3,356.008	10.82	36,312
Qualified XII (1.25)	29,614.787	10.82	320,432
Qualified XII (1.30)	546.716	10.81	5,910
Qualified XII (1.35)	54.949	10.81	594
Qualified XII (1.40)	4,306.383	10.81	46,552
Qualified XII (1.45)	983.334	10.80	10,620
Qualified XII (1.50)	476.203	10.80	5,143
Qualified XVI	17,915.463	10.80	193,487
Qualified XVII	9,088.551	10.83	98,429
Qualified XXIV	29,126.840	11.14	324,473
	4,737,515.031		$ 51,340,987

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP14	1,987.421	$ 11.05	$ 21,961
ING MAP PLUS NP19	1,293.648	11.02	14,256
ING MAP PLUS NP21	1,179.837	11.01	12,990
ING MAP PLUS NP26	365.423	10.99	4,016
ING MAP PLUS NP29	77.849	10.97	854
ING MAP PLUS NP7	2,662.815	11.08	29,504
ING MAP PLUS NP9	2,380.668	11.07	26,354
	9,947.661		$ 109,935

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series H
Contracts in accumulation period:
Qualified VI	596,188.084	$ 10.49	$ 6,254,013
Qualified X (1.15)	44,603.185	10.36	462,089
Qualified X (1.25)	123,131.371	10.36	1,275,641
Qualified XII (0.15)	11,768.281	10.94	128,745
Qualified XII (0.30)	3,361.843	10.85	36,476
Qualified XII (0.50)	330.734	11.03	3,648
Qualified XII (0.80)	2,626.427	10.86	28,523
Qualified XII (0.85)	2,826.994	10.78	30,475
Qualified XII (0.90)	1,482.979	10.81	16,031
Qualified XII (0.95)	5,487.198	10.78	59,152
Qualified XII (1.00)	28,935.721	10.75	311,059
Qualified XII (1.05)	48,866.729	10.73	524,340
Qualified XII (1.10)	16,156.448	10.70	172,874
Qualified XII (1.20)	10,485.822	10.65	111,674
Qualified XII (1.25)	146,404.425	10.62	1,554,815
Qualified XII (1.30)	1,264.022	10.59	13,386
Qualified XII (1.35)	9,442.385	10.57	99,806
Qualified XII (1.40)	5,909.678	10.54	62,288
Qualified XV	500.657	10.65	5,332
Qualified XVI	5,812.270	10.35	60,157
Qualified XVII	3,321.735	10.49	34,845
Qualified XVIII	47,238.803	10.36	489,394
Qualified XXI	1,214.259	10.73	13,029
Qualified XXV	297.032	10.78	3,202
Qualified XXVI	1,931.373	10.71	20,685
Qualified XXVII	153,925.094	10.60	1,631,606
Qualified XXXII	9,518.164	10.02	95,372
	1,283,031.713		$ 13,498,657

ING GET Fund - Series I
Contracts in accumulation period:
Qualified X (1.15)	376.540	$ 10.23	$ 3,852
Qualified X (1.25)	69,911.535	10.23	715,195
Qualified XVIII	2,524.242	10.23	25,823
Qualified XXXII	2,548.896	9.96	25,387
	75,361.213		$ 770,257

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series J
Contracts in accumulation period:
Qualified X (1.25)	23,675.371	$ 10.11	$ 239,358
Qualified XVIII	6,626.410	10.11	66,993
Qualified XXXII	4,504.020	9.95	44,815
	34,805.801		$ 351,166

ING GET Fund - Series K
Contracts in accumulation period:
Qualified X (1.25)	5,403.363	$ 10.11	$ 54,628
Qualified XXVII	122,897.966	10.32	1,268,307
Qualified XXXII	2,636.061	9.90	26,097
	130,937.390		$ 1,349,032

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	67,762.512	$ 10.27	$ 695,921
	67,762.512		$ 695,921

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	364,133.775	$ 10.57	$ 3,848,894
	364,133.775		$ 3,848,894

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	834,098.680	$ 10.61	$ 8,849,787
Qualified X (1.15)	35,466.635	10.61	376,301
Qualified X (1.25)	158,296.324	10.61	1,679,524
Qualified XII (0.15)	5,819.560	10.89	63,375
Qualified XII (0.50)	78,122.426	10.88	849,972
Qualified XII (0.80)	5,126.204	10.80	55,363
Qualified XII (0.85)	7,952.734	10.79	85,810
Qualified XII (0.85)	8,175.903	10.79	88,218
Qualified XII (0.95)	11,736.245	10.76	126,282
Qualified XII (1.00)	49,275.512	10.74	529,219
Qualified XII (1.05)	290,384.716	10.73	3,115,828
Qualified XII (1.10)	65,559.944	10.71	702,147
Qualified XII (1.20)	8,208.520	10.68	87,667
Qualified XII (1.25)	326,573.571	10.67	3,484,540
Qualified XII (1.30)	380.113	10.66	4,052
Qualified XII (1.35)	8,832.707	10.64	93,980
Qualified XII (1.40)	34,019.567	10.63	361,628
Qualified XII (1.50)	526.981	10.60	5,586
Qualified XII (1.55)	615.392	10.59	6,517
Qualified XII (1.65)	127.746	10.56	1,349
Qualified XV	390.926	10.69	4,179
Qualified XVI	11,953.701	10.54	125,992
Qualified XVII	8,895.574	10.62	94,471
Qualified XVIII	15,651.978	10.62	166,224
Qualified XXI	174.371	10.73	1,871
Qualified XXIV	2,544.310	10.72	27,275
Qualified XXV	559.963	10.79	6,042
Qualified XXVII	276,332.303	10.68	2,951,229
Qualified XXXII	1,379.863	10.18	14,047
	2,247,182.469		$ 23,958,475

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced
Currently payable annuity contracts:			$ 27,818,977
Contracts in accumulation period:
Qualified I	29,769.099	$ 33.72	1,003,814
Qualified V	554.958	25.11	13,935
Qualified VI	11,915,420.991	25.44	303,128,310
Qualified VII	165,157.306	24.57	4,057,915
Qualified VIII	3,937.103	23.61	92,955
Qualified IX	1,699.264	24.46	41,564
Qualified X (1.15)	178,408.667	25.73	4,590,455
Qualified X (1.25)	2,436,695.794	25.44	61,989,541
Qualified XII (0.00)	81,056.849	11.68	946,744
Qualified XII (0.05)	108,461.752	26.59	2,883,998
Qualified XII (0.25)	1,049,384.036	13.28	13,935,820
Qualified XII (0.30)	389,944.487	13.24	5,162,865
Qualified XII (0.40)	174,003.388	18.89	3,286,924
Qualified XII (0.45)	113,110.297	13.11	1,482,876
Qualified XII (0.55)	166,906.451	13.02	2,173,122
Qualified XII (0.60)	839,644.453	12.98	10,898,585
Qualified XII (0.65)	82,473.030	12.94	1,067,201
Qualified XII (0.70)	958,541.350	12.89	12,355,598
Qualified XII (0.75)	822,427.082	12.85	10,568,188
Qualified XII (0.80)	2,530,872.202	13.67	34,597,023
Qualified XII (0.85)	1,211,756.213	18.43	22,332,667
Qualified XII (0.90)	30,371.439	13.34	405,155
Qualified XII (0.95)	349,405.364	18.27	6,383,636
Qualified XII (1.00)	3,044,880.209	18.19	55,386,371
Qualified XII (1.05)	219,419.602	18.11	3,973,689
Qualified XII (1.10)	266,424.015	18.03	4,803,625
Qualified XII (1.15)	156,015.655	17.95	2,800,481
Qualified XII (1.20)	34,210.403	17.88	611,682
Qualified XII (1.25)	97,061.348	17.80	1,727,692
Qualified XII (1.30)	2,785.497	17.72	49,359
Qualified XII (1.35)	4,330.538	17.65	76,434
Qualified XII (1.40)	27,060.387	17.57	475,451
Qualified XII (1.45)	1,709.028	17.50	29,908
Qualified XII (1.50)	2,449.139	17.42	42,664
Qualified XV	56,053.339	26.06	1,460,750

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced (continued)
Qualified XVI	270,501.844	$ 24.95	$ 6,749,021
Qualified XVII	182,701.812	25.93	4,737,458
Qualified XVIII	290,470.228	25.93	7,531,893
Qualified XIX	13,512.282	34.36	464,282
Qualified XX	50,974.559	34.04	1,735,174
Qualified XXI	81,456.888	26.28	2,140,687
Qualified XXIV	329,121.202	18.30	6,022,918
Qualified XXV	198,331.357	26.15	5,186,365
Qualified XXVI	20,568.514	25.98	534,370
Qualified XXVII	1,212,176.007	33.76	40,923,062
Qualified XXVIII	126,464.171	33.66	4,256,784
Qualified XXIX	776.175	33.41	25,932
Qualified XXX	90,351.225	33.07	2,987,915
Qualified XXXII	497,214.570	11.05	5,494,221
Qualified XXXIII (0.65)	776.375	11.64	9,037
Qualified XXXIV (0.60)	53,349.923	12.98	692,482
	30,971,147.867		$ 692,147,575

ING VP Emerging Markets
Contracts in accumulation period:
Qualified XXVII	716,974.433	$ 10.13	$ 7,262,951
Qualified XXVIII	321,431.089	10.10	3,246,454
	1,038,405.522		$ 10,509,405

ING VP Intermediate Bond
Currently payable annuity contracts:			$ 5,741,761
Contracts in accumulation period:
ING MAP PLUS NP11	1,029.155	$ 10.29	10,590
ING MAP PLUS NP15	8,232.717	10.27	84,550
ING MAP PLUS NP17	1,500.000	10.26	15,390
ING MAP PLUS NP27	41.096	10.22	420
ING MAP PLUS NP29	2,018.217	10.21	20,606
ING MAP PLUS NP7	3,382.347	10.31	34,872
Qualified I	8,904.915	73.85	657,628
Qualified V	331.450	18.76	6,218
Qualified VI	8,524,984.533	18.75	159,843,460
Qualified VII	103,209.190	17.41	1,796,872
Qualified VIII	12,736.580	17.25	219,706

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond (continued)
Qualified IX	644.710	$ 17.96	$ 11,579
Qualified X (1.15)	154,322.837	18.96	2,925,961
Qualified X (1.25)	1,303,622.986	18.75	24,442,931
Qualified XII (0.00)	83,757.412	12.21	1,022,678
Qualified XII (0.05)	43,381.317	19.59	849,840
Qualified XII (0.25)	351,224.343	14.83	5,208,657
Qualified XII (0.30)	201,253.518	14.78	2,974,527
Qualified XII (0.45)	172,293.921	14.64	2,522,383
Qualified XII (0.55)	80,640.027	14.54	1,172,506
Qualified XII (0.60)	389,306.142	14.49	5,641,046
Qualified XII (0.65)	139,709.412	14.45	2,018,801
Qualified XII (0.70)	536,524.722	14.40	7,725,956
Qualified XII (0.75)	563,725.296	14.35	8,089,458
Qualified XII (0.80)	1,137,508.270	14.51	16,505,245
Qualified XII (0.85)	1,003,279.379	16.44	16,493,913
Qualified XII (0.90)	35,058.350	14.43	505,892
Qualified XII (0.95)	526,518.895	16.30	8,582,258
Qualified XII (1.00)	2,467,063.894	16.23	40,040,447
Qualified XII (1.05)	259,919.740	16.16	4,200,303
Qualified XII (1.10)	147,950.590	16.09	2,380,525
Qualified XII (1.15)	65,146.005	16.02	1,043,639
Qualified XII (1.20)	48,087.712	15.95	766,999
Qualified XII (1.25)	63,862.909	15.88	1,014,143
Qualified XII (1.30)	8,586.401	15.81	135,751
Qualified XII (1.35)	11,955.273	15.74	188,176
Qualified XII (1.40)	36,295.086	15.67	568,744
Qualified XII (1.45)	5,026.457	15.61	78,463
Qualified XII (1.50)	8,668.919	15.54	134,715
Qualified XV	20,001.667	19.20	384,032
Qualified XVI	182,277.923	18.39	3,352,091
Qualified XVII	202,445.358	18.96	3,838,364
Qualified XVIII	331,474.420	18.96	6,284,755
Qualified XIX	2,028.246	74.70	151,510
Qualified XX	9,414.064	73.52	692,122
Qualified XXI	29,874.600	19.37	578,671
Qualified XXIV	178,080.883	16.32	2,906,280
Qualified XXV	93,173.586	19.27	1,795,455
Qualified XXVI	31,228.407	19.15	598,024
Qualified XXVII	623,552.661	73.47	45,812,414
Qualified XXVIII	167,294.675	73.24	12,252,662
Qualified XXIX	1,321.984	72.69	96,095
Qualified XXX	18,456.351	71.96	1,328,119
Qualified XXXII	135,976.323	10.39	1,412,794
Qualified XXXIII (0.65)	957.401	12.16	11,642
Qualified XXXIV (0.60)	39,466.252	14.49	571,866
	20,578,729.524		$ 407,744,505

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market
Currently payable annuity contracts:			$ 589,297
Contracts in accumulation period:
Qualified I	4,406.374	$ 48.79	214,987
Qualified V	5,685.965	13.68	77,784
Qualified VI	4,663,196.115	13.90	64,818,426
Qualified VII	140,462.338	13.86	1,946,808
Qualified VIII	3,497.459	13.38	46,796
Qualified IX	1,133.143	14.00	15,864
Qualified X (1.15)	122,425.818	14.06	1,721,307
Qualified X (1.25)	1,060,820.000	13.90	14,745,398
Qualified XII (0.00)	14,919.981	10.41	155,317
Qualified XII (0.05)	28,735.926	14.53	417,533
Qualified XII (0.25)	405,782.502	12.23	4,962,720
Qualified XII (0.30)	145,180.558	12.19	1,769,751
Qualified XII (0.45)	99,433.057	12.07	1,200,157
Qualified XII (0.55)	161,940.033	11.99	1,941,661
Qualified XII (0.60)	89,012.803	11.95	1,063,703
Qualified XII (0.65)	127,471.369	11.91	1,518,184
Qualified XII (0.70)	729,217.677	11.88	8,663,106
Qualified XII (0.75)	629,605.321	11.84	7,454,527
Qualified XII (0.80)	1,281,038.410	11.95	15,308,409
Qualified XII (0.85)	556,901.631	12.87	7,167,324
Qualified XII (0.90)	26,477.702	11.84	313,496
Qualified XII (0.95)	410,423.433	12.76	5,237,003
Qualified XII (1.00)	1,795,249.370	12.70	22,799,667
Qualified XII (1.05)	265,396.363	12.65	3,357,264
Qualified XII (1.10)	206,605.084	12.59	2,601,158
Qualified XII (1.15)	103,758.852	12.54	1,301,136
Qualified XII (1.20)	48,216.266	12.48	601,739
Qualified XII (1.25)	130,565.406	12.43	1,622,928
Qualified XII (1.30)	20,306.786	12.38	251,398
Qualified XII (1.35)	19,620.373	12.32	241,723
Qualified XII (1.40)	45,730.317	12.27	561,111
Qualified XII (1.45)	8,447.545	12.22	103,229
Qualified XII (1.50)	11,323.766	12.16	137,697
Qualified XV	5,127.669	14.24	73,018
Qualified XVI	114,605.499	13.64	1,563,219
Qualified XVII	206,474.892	13.90	2,870,001
Qualified XVIII	355,704.748	13.90	4,944,296
Qualified XIX	1,744.661	48.79	85,122
Qualified XX	17,746.931	47.90	850,078
Qualified XXI	32,436.978	14.36	465,795

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market (continued)
Qualified XXIV	139,078.326	$ 12.78	$ 1,777,421
Qualified XXV	49,009.027	14.29	700,339
Qualified XXVI	39,609.719	14.20	562,458
Qualified XXVII	384,114.659	50.07	19,232,621
Qualified XXVIII	162,901.873	49.11	8,000,111
Qualified XXIX	1,059.750	47.90	50,762
Qualified XXX	5,702.721	47.41	270,366
Qualified XXXII	43,671.743	9.98	435,844
Qualified XXXIII (0.65)	1,243.726	10.36	12,885
Qualified XXXIV (0.60)	10,830.209	11.95	129,421
	14,934,050.874		$ 216,952,365

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Natural Resources
Contracts in accumulation period:
Qualified V	13.242	$ 19.03	$ 252
Qualified VI	409,377.712	18.71	7,659,457
Qualified VIII	1,078.470	16.21	17,482
Qualified XII (0.05)	854.936	19.55	16,714
Qualified XII (0.15)	2,849.930	14.36	40,925
Qualified XII (0.25)	43,485.197	12.43	540,521
Qualified XII (0.45)	9,203.667	12.27	112,929
Qualified XII (0.55)	4,652.174	12.19	56,710
Qualified XII (0.60)	23,480.990	14.15	332,256
Qualified XII (0.65)	138.398	12.11	1,676
Qualified XII (0.70)	57,544.159	12.07	694,558
Qualified XII (0.75)	28,002.078	12.03	336,865
Qualified XII (0.80)	118,516.095	13.11	1,553,746
Qualified XII (0.85)	39,847.129	14.98	596,910
Qualified XII (0.90)	1,051.573	13.03	13,702
Qualified XII (0.95)	20,992.727	14.85	311,742
Qualified XII (1.00)	99,144.557	14.79	1,466,348
Qualified XII (1.05)	9,988.926	14.72	147,037
Qualified XII (1.10)	9,792.565	14.66	143,559
Qualified XII (1.15)	4,217.946	14.60	61,582
Qualified XII (1.20)	378.114	14.53	5,494
Qualified XII (1.25)	1,532.343	14.47	22,173
Qualified XII (1.30)	537.335	14.41	7,743
Qualified XII (1.35)	152.822	14.35	2,193
Qualified XII (1.40)	1,128.481	14.29	16,126
Qualified XII (1.45)	17.862	14.22	254
Qualified XV	5,379.437	19.16	103,070
Qualified XVI	6,012.861	18.35	110,336
Qualified XVII	1,132.710	18.71	21,193
Qualified XXI	1,589.654	19.33	30,728
Qualified XXIV	12,758.132	14.88	189,841
Qualified XXV	4,019.604	19.18	77,096
Qualified XXVI	617.325	18.99	11,723
Qualified XXVII	274,150.285	17.52	4,803,113
Qualified XXVIII	72,781.282	17.47	1,271,489
Qualified XXXIV (0.60)	847.915	14.15	11,998
	1,267,268.633		$ 20,789,541

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign
Contracts in accumulation period:
Qualified VI	76,582.192	$ 11.68	$ 894,480
Qualified X (1.25)	2,771.476	12.13	33,618
Qualified XII (0.70)	1,272.635	11.73	14,928
Qualified XII (0.80)	543.516	11.72	6,370
Qualified XII (0.85)	3,998.207	11.71	46,819
Qualified XII (0.95)	6,606.405	11.71	77,361
Qualified XII (1.00)	25,373.334	11.70	296,868
Qualified XII (1.05)	1,199.145	11.70	14,030
Qualified XII (1.10)	980.838	11.69	11,466
Qualified XII (1.15)	520.958	11.69	6,090
Qualified XII (1.25)	529.195	11.68	6,181
Qualified XII (1.40)	16.795	11.67	196
Qualified XII (1.50)	401.973	11.66	4,687
Qualified XVI	737.907	11.66	8,604
Qualified XXIV	512.714	12.27	6,291
	122,047.290		$ 1,427,989

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return
Contracts in accumulation period:
ING MAP PLUS NP15	45.572	$ 10.84	$ 494
Qualified V	230.259	12.36	2,846
Qualified VI	1,155,822.696	12.91	14,921,671
Qualified X (1.25)	6,617.834	10.99	72,730
Qualified XII (0.55)	16,879.925	13.30	224,503
Qualified XII (0.60)	11,788.036	13.29	156,663
Qualified XII (0.65)	4,965.060	13.28	65,936
Qualified XII (0.70)	30,503.542	13.27	404,782
Qualified XII (0.75)	6,295.928	13.26	83,484
Qualified XII (0.80)	130,323.432	13.23	1,724,179
Qualified XII (0.85)	24,847.728	13.20	327,990
Qualified XII (0.90)	1,006.894	13.20	13,291
Qualified XII (0.95)	72,199.469	13.18	951,589
Qualified XII (1.00)	570,444.799	13.17	7,512,758
Qualified XII (1.05)	19,754.408	13.16	259,968
Qualified XII (1.10)	61,817.871	13.15	812,905
Qualified XII (1.15)	17,416.439	13.14	228,852
Qualified XII (1.20)	2,098.934	13.13	27,559
Qualified XII (1.25)	31,170.960	13.12	408,963
Qualified XII (1.30)	1,367.506	13.11	17,928
Qualified XII (1.35)	778.550	13.10	10,199
Qualified XII (1.40)	13,580.596	13.09	177,770
Qualified XII (1.45)	1,515.749	13.08	19,826
Qualified XII (1.50)	1,031.752	13.07	13,485
Qualified XV	560.723	12.45	6,981
Qualified XVI	15,704.125	12.85	201,798
Qualified XVII	9,261.663	12.39	114,752
Qualified XXI	802.724	12.48	10,018
Qualified XXIV	16,526.543	12.47	206,086
Qualified XXV	8,552.922	12.49	106,826
Qualified XXVI	1,126.966	12.46	14,042
Qualified XXXIV (0.60)	1,393.830	13.29	18,524
	2,236,433.435		$ 29,119,398

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income
Contracts in accumulation period:
ING MAP PLUS NP11	1,790.553	$ 11.22	$ 20,090
ING MAP PLUS NP29	10,077.987	11.13	112,168
ING MAP PLUS NP30	122.013	11.13	1,358
ING MAP PLUS NP9	1,884.149	11.23	21,159
Qualified V	4,057.184	13.78	55,908
Qualified VI	548,366.576	14.69	8,055,505
Qualified VIII	341.275	13.81	4,713
Qualified X (1.25)	2,212.875	11.34	25,094
Qualified XII (0.55)	6,154.808	14.87	91,522
Qualified XII (0.60)	3,666.420	14.86	54,483
Qualified XII (0.65)	5,454.680	14.85	81,002
Qualified XII (0.70)	28,421.631	14.84	421,777
Qualified XII (0.75)	5,925.759	14.83	87,879
Qualified XII (0.80)	34,585.125	14.79	511,514
Qualified XII (0.85)	49,270.664	14.76	727,235
Qualified XII (0.90)	733.852	14.77	10,839
Qualified XII (0.95)	47,173.202	14.74	695,333
Qualified XII (1.00)	1,217,761.643	14.73	17,937,629
Qualified XII (1.05)	12,972.691	14.72	190,958
Qualified XII (1.10)	14,048.504	14.70	206,513
Qualified XII (1.15)	8,439.074	14.69	123,970
Qualified XII (1.20)	370.504	14.68	5,439
Qualified XII (1.25)	5,534.220	14.67	81,187
Qualified XII (1.35)	78.088	14.65	1,144
Qualified XII (1.40)	5,057.582	14.64	74,043
Qualified XII (1.45)	23.992	14.63	351
Qualified XII (1.50)	206.224	14.62	3,015
Qualified XV	1,687.608	13.88	23,424
Qualified XVI	8,750.102	14.63	128,014
Qualified XVII	10,505.720	13.81	145,084
Qualified XXI	1,827.227	13.92	25,435
Qualified XXIV	2,485.827	13.90	34,553
Qualified XXV	8,540.703	13.93	118,972
Qualified XXVI	2,336.285	13.89	32,451
Qualified XXXIV (0.60)	883.378	14.86	13,127
	2,051,748.125		$ 30,122,888

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Aeltus Enhanced Index
Contracts in accumulation period:
Qualified VI	97,566.115	$ 8.47	$ 826,385
Qualified X (1.15)	2,586.103	11.01	28,473
Qualified X (1.25)	5,884.372	10.43	61,374
Qualified XII (0.60)	1,766.359	8.65	15,279
Qualified XII (0.65)	585.399	8.63	5,052
Qualified XII (0.70)	197.680	8.62	1,704
Qualified XII (0.75)	19.047	8.61	164
Qualified XII (0.80)	13,763.679	8.59	118,230
Qualified XII (0.85)	892.658	8.58	7,659
Qualified XII (0.90)	34.889	8.57	299
Qualified XII (0.95)	5,687.251	8.55	48,626
Qualified XII (1.00)	31,147.658	8.54	266,001
Qualified XII (1.05)	3,990.973	8.53	34,043
Qualified XII (1.10)	5,466.628	8.51	46,521
Qualified XII (1.15)	80.942	8.50	688
Qualified XII (1.20)	884.335	8.49	7,508
Qualified XII (1.25)	1,349.823	8.47	11,433
Qualified XII (1.30)	269.977	8.46	2,284
Qualified XII (1.35)	2,380.474	8.45	20,115
Qualified XII (1.40)	876.038	8.43	7,385
Qualified XII (1.50)	91.558	8.41	770
Qualified XVI	347.562	8.41	2,923
Qualified XVII	793.034	8.47	6,717
Qualified XXI	12.107	8.59	104
Qualified XXIV	844.988	8.58	7,250
Qualified XXV	1,050.987	8.61	9,049
	178,570.636		$ 1,536,036

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Select
Contracts in accumulation period:
Qualified VI	109,784.288	$ 8.91	$ 978,178
Qualified X (1.15)	2,227.537	9.95	22,164
Qualified X (1.25)	17,368.511	9.40	163,264
Qualified XII (0.55)	3,224.589	9.11	29,376
Qualified XII (0.60)	4,051.318	9.10	36,867
Qualified XII (0.65)	2,913.766	9.08	26,457
Qualified XII (0.70)	9,089.636	9.07	82,443
Qualified XII (0.75)	852.596	9.05	7,716
Qualified XII (0.80)	7,263.164	9.04	65,659
Qualified XII (0.85)	8,849.280	9.03	79,909
Qualified XII (0.90)	44.507	9.01	401
Qualified XII (0.95)	9,414.667	9.00	84,732
Qualified XII (1.00)	31,058.686	8.98	278,907
Qualified XII (1.05)	4,575.251	8.97	41,040
Qualified XII (1.10)	1,750.838	8.95	15,670
Qualified XII (1.15)	1,982.886	8.94	17,727
Qualified XII (1.20)	453.415	8.93	4,049
Qualified XII (1.25)	4,812.570	8.91	42,880
Qualified XII (1.35)	191.554	8.88	1,701
Qualified XII (1.40)	677.903	8.87	6,013
Qualified XII (1.45)	23.024	8.86	204
Qualified XII (1.50)	166.515	8.84	1,472
Qualified XV	786.778	9.00	7,081
Qualified XVI	2,689.140	8.84	23,772
Qualified XXI	2,195.244	9.04	19,845
Qualified XXIV	1,850.776	9.02	16,694
Qualified XXV	840.773	9.05	7,609
Qualified XXVI	108.658	9.01	979
Qualified XXXIII (0.40)	777.149	9.19	7,142
Qualified XXXIV (0.60)	22.198	9.10	202
	230,047.217		$ 2,070,153

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small Cap Value
Currently payable annuity contracts:			$ 41,331
Contracts in accumulation period:
ING MAP PLUS NP29	4,406.100	$ 11.64	51,287
ING MAP PLUS NP9	4,741.397	11.74	55,664
Qualified V	5,191.085	12.90	66,965
Qualified VI	546,581.327	12.96	7,083,694
Qualified X (1.15)	20,704.696	12.99	268,954
Qualified X (1.25)	67,909.027	12.96	880,101
Qualified XII (0.05)	15,868.353	13.24	210,097
Qualified XII (0.30)	17,095.410	13.29	227,198
Qualified XII (0.45)	831.420	13.24	11,008
Qualified XII (0.55)	2,258.895	13.21	29,840
Qualified XII (0.60)	4,112.586	13.19	54,245
Qualified XII (0.65)	3,960.288	13.17	52,157
Qualified XII (0.70)	25,834.525	13.15	339,724
Qualified XII (0.75)	3,892.536	13.13	51,109
Qualified XII (0.80)	48,531.631	13.12	636,735
Qualified XII (0.85)	45,338.932	13.10	593,940
Qualified XII (0.90)	2,817.049	13.08	36,847
Qualified XII (0.95)	35,544.793	13.06	464,215
Qualified XII (1.00)	1,020,331.571	13.05	13,315,327
Qualified XII (1.05)	7,977.820	13.03	103,951
Qualified XII (1.10)	8,794.005	13.01	114,410
Qualified XII (1.15)	7,598.999	12.99	98,711
Qualified XII (1.20)	570.955	12.98	7,411
Qualified XII (1.25)	6,473.611	12.96	83,898
Qualified XII (1.35)	1,120.573	12.93	14,489
Qualified XII (1.40)	6,038.497	12.91	77,957
Qualified XII (1.45)	209.930	12.89	2,706
Qualified XII (1.50)	45.843	12.87	590
Qualified XV	615.544	13.06	8,039
Qualified XVI	14,510.334	12.87	186,748
Qualified XVII	4,014.892	12.96	52,033
Qualified XVIII	1,526.130	13.05	19,916
Qualified XXI	3,944.131	13.12	51,747
Qualified XXIV	10,577.634	13.10	138,567
Qualified XXV	7,022.696	13.13	92,208
Qualified XXVI	946.942	13.08	12,386
Qualified XXXII	681.693	12.29	8,378
Qualified XXXIV (0.60)	2,423.957	13.19	31,972
	1,961,045.807		$ 25,576,555

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth
Currently payable annuity contracts:			$ 112,360
Contracts in accumulation period:
ING MAP PLUS NP15	1,247.947	$ 12.18	15,200
ING MAP PLUS NP29	3,653.179	12.11	44,240
ING MAP PLUS NP30	19.835	12.10	240
NYSUT 457	391,073.046	16.51	6,456,616
Qualified V	4,785.417	14.40	68,910
Qualified VI	1,308,858.535	14.47	18,939,183
Qualified X (1.15)	13,196.485	14.51	191,481
Qualified X (1.25)	94,897.167	14.47	1,373,162
Qualified XII (0.05)	19,456.157	14.78	287,562
Qualified XII (0.30)	16,321.361	14.84	242,209
Qualified XII (0.45)	8.187	14.78	121
Qualified XII (0.55)	5,640.095	14.74	83,135
Qualified XII (0.60)	16,443.682	14.72	242,051
Qualified XII (0.65)	17,254.354	14.70	253,639
Qualified XII (0.70)	20,156.130	14.68	295,892
Qualified XII (0.75)	11,692.701	14.66	171,415
Qualified XII (0.80)	379,717.008	14.64	5,559,057
Qualified XII (0.85)	36,449.727	14.62	532,895
Qualified XII (0.90)	3,585.890	14.60	52,354
Qualified XII (0.95)	56,330.384	14.58	821,297
Qualified XII (1.00)	1,200,899.657	14.56	17,485,099
Qualified XII (1.05)	12,763.549	14.54	185,582
Qualified XII (1.10)	15,391.942	14.52	223,491
Qualified XII (1.15)	16,630.531	14.51	241,309
Qualified XII (1.20)	1,809.455	14.49	26,219
Qualified XII (1.25)	15,183.552	14.47	219,706
Qualified XII (1.30)	1,536.817	14.45	22,207
Qualified XII (1.35)	6,600.000	14.43	95,238
Qualified XII (1.40)	4,658.987	14.41	67,136
Qualified XII (1.45)	1,716.539	14.39	24,701
Qualified XII (1.50)	1,075.018	14.37	15,448
Qualified XV	2,375.994	14.58	34,642
Qualified XVI	28,781.907	14.37	413,596
Qualified XVII	2,516.586	14.47	36,415
Qualified XVIII	723.352	14.56	10,532
Qualified XXI	15,657.855	14.64	229,231
Qualified XXIV	189,904.378	14.62	2,776,402
Qualified XXV	15,872.442	14.66	232,690
Qualified XXVI	8,430.548	14.60	123,086
Qualified XXXII	1,146.404	12.93	14,823
Qualified XXXIII (0.40)	3,429.986	14.84	50,901
Qualified XXXIV (0.60)	3,080.775	14.72	45,349
	3,950,973.561		$ 58,316,822

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Qualified VI	47,392.891	$ 10.83	$ 513,265
Qualified X (1.15)	3,504.258	10.57	37,040
Qualified X (1.25)	16,860.542	9.96	167,931
Qualified XII (0.60)	5,979.294	11.06	66,131
Qualified XII (0.65)	1,440.671	11.04	15,905
Qualified XII (0.70)	10,311.978	11.02	113,638
Qualified XII (0.75)	502.272	11.00	5,525
Qualified XII (0.80)	9,063.785	10.99	99,611
Qualified XII (0.85)	4,079.945	10.97	44,757
Qualified XII (0.90)	3,065.479	10.95	33,567
Qualified XII (0.95)	2,307.686	10.93	25,223
Qualified XII (1.00)	13,111.996	10.92	143,183
Qualified XII (1.05)	473.395	10.90	5,160
Qualified XII (1.10)	4,113.419	10.88	44,754
Qualified XII (1.15)	517.939	10.87	5,630
Qualified XII (1.20)	61.475	10.85	667
Qualified XII (1.25)	1,405.540	10.83	15,222
Qualified XII (1.35)	746.945	10.80	8,067
Qualified XII (1.40)	840.353	10.78	9,059
Qualified XII (1.45)	735.966	10.76	7,919
Qualified XII (1.50)	774.418	10.75	8,325
Qualified XV	686.825	10.93	7,507
Qualified XVI	1,521.581	10.75	16,357
Qualified XXI	2,245.314	10.99	24,676
Qualified XXIV	2,791.515	10.96	30,595
Qualified XXV	3,494.000	11.00	38,434
Qualified XXXIV (0.60)	170.615	11.06	1,887
	138,200.097		$ 1,490,035

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan International
Currently payable annuity contracts:			$ 168,658
Contracts in accumulation period:
Qualified V	206.729	$ 21.25	4,393
Qualified VI	1,943,759.127	21.75	42,276,761
Qualified VIII	15,393.282	18.31	281,851
Qualified X (1.15)	40,527.922	21.99	891,209
Qualified X (1.25)	249,911.632	21.75	5,435,578
Qualified XII (0.05)	30,799.516	22.73	700,073
Qualified XII (0.15)	26,559.929	11.33	300,924
Qualified XII (0.25)	265,488.800	11.34	3,010,643
Qualified XII (0.30)	173,693.186	11.30	1,962,733
Qualified XII (0.45)	52,044.057	11.19	582,373
Qualified XII (0.55)	45,278.328	11.12	503,495
Qualified XII (0.60)	219,100.986	11.16	2,445,167
Qualified XII (0.65)	16,469.293	11.04	181,821
Qualified XII (0.70)	307,015.531	11.01	3,380,241
Qualified XII (0.75)	257,685.779	10.97	2,826,813
Qualified XII (0.80)	364,379.514	12.35	4,500,087
Qualified XII (0.85)	448,991.842	15.20	6,824,676
Qualified XII (0.90)	15,140.049	12.26	185,617
Qualified XII (0.95)	160,284.727	15.06	2,413,888
Qualified XII (1.00)	1,046,819.133	15.00	15,702,287
Qualified XII (1.05)	94,588.152	14.94	1,413,147
Qualified XII (1.10)	39,743.309	14.87	590,983
Qualified XII (1.15)	38,421.337	14.81	569,020
Qualified XII (1.20)	8,361.262	14.74	123,245
Qualified XII (1.25)	14,206.676	14.68	208,554
Qualified XII (1.30)	476.197	14.62	6,962
Qualified XII (1.35)	2,111.409	14.55	30,721
Qualified XII (1.40)	7,761.353	14.49	112,462
Qualified XII (1.45)	1,183.992	14.43	17,085
Qualified XII (1.50)	3,060.890	14.37	43,985
Qualified XV	24,859.919	22.28	553,879
Qualified XVI	44,164.323	21.33	942,025
Qualified XVII	747.356	21.75	16,255
Qualified XVIII	5,214.713	21.75	113,420
Qualified XXI	25,220.294	22.47	566,700
Qualified XXIV	41,210.934	15.09	621,873
Qualified XXV	11,250.720	22.22	249,991
Qualified XXVI	1,545.220	22.07	34,103
Qualified XXVII	1,495,567.932	22.92	34,278,417
Qualified XXVIII	132,364.551	22.85	3,024,530
Qualified XXXII	32,166.586	12.36	397,579
Qualified XXXIII (0.65)	1,296.369	11.29	14,636
Qualified XXXIV (0.60)	3,836.111	11.16	42,811
	7,708,908.967		$ 138,551,671

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value
Currently payable annuity contracts:			$ 48,594
Contracts in accumulation period:
ING MAP PLUS NP14	2,000.086	$ 11.71	23,421
Qualified VI	500,885.022	14.02	7,022,408
Qualified X (1.15)	9,837.980	14.06	138,322
Qualified X (1.25)	103,004.850	14.02	1,444,128
Qualified XII (0.05)	17,020.796	14.33	243,908
Qualified XII (0.45)	3,407.606	14.33	48,831
Qualified XII (0.55)	706.858	14.29	10,101
Qualified XII (0.60)	6,377.856	14.27	91,012
Qualified XII (0.65)	2,589.824	14.25	36,905
Qualified XII (0.70)	38,818.552	14.23	552,388
Qualified XII (0.75)	7,011.049	14.21	99,627
Qualified XII (0.80)	8,974.419	14.19	127,347
Qualified XII (0.85)	35,354.161	14.18	501,322
Qualified XII (0.90)	1,650.918	14.16	23,377
Qualified XII (0.95)	34,195.615	14.14	483,526
Qualified XII (1.00)	157,368.413	14.12	2,222,042
Qualified XII (1.05)	15,657.589	14.10	220,772
Qualified XII (1.10)	6,863.210	14.08	96,634
Qualified XII (1.15)	2,497.155	14.06	35,110
Qualified XII (1.20)	346.439	14.04	4,864
Qualified XII (1.25)	6,702.211	14.02	93,965
Qualified XII (1.35)	4,854.038	13.99	67,908
Qualified XII (1.40)	2,995.776	13.97	41,851
Qualified XII (1.45)	117.420	13.95	1,638
Qualified XII (1.50)	1,296.913	13.93	18,066
Qualified XV	702.900	14.14	9,939
Qualified XVI	12,237.616	13.93	170,470
Qualified XVII	3,910.556	14.02	54,826
Qualified XVIII	291.360	14.12	4,114
Qualified XXI	2,887.738	14.19	40,977
Qualified XXIV	13,829.076	14.17	195,958
Qualified XXV	12,871.569	14.21	182,905
Qualified XXVI	2,285.452	14.16	32,362
Qualified XXXII	2,097.623	12.20	25,591
Qualified XXXIV (0.60)	782.972	14.27	11,173
	1,022,431.618		$ 14,426,382

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 251,028
Contracts in accumulation period:
Qualified V	1,105.902	$ 23.55	26,044
Qualified VI	1,737,722.581	23.87	41,479,438
Qualified VIII	6,676.402	20.51	136,933
Qualified X (1.15)	8,988.517	10.45	93,930
Qualified X (1.25)	216,682.467	10.38	2,249,164
Qualified XII (0.05)	11,799.078	24.95	294,387
Qualified XII (0.15)	15,272.653	9.80	149,672
Qualified XII (0.25)	118,634.403	11.22	1,331,078
Qualified XII (0.30)	111,950.626	11.18	1,251,608
Qualified XII (0.40)	117,534.518	16.31	1,916,988
Qualified XII (0.45)	22,876.243	11.07	253,240
Qualified XII (0.55)	54,131.091	11.00	595,442
Qualified XII (0.60)	103,895.438	10.96	1,138,694
Qualified XII (0.65)	23,224.519	10.93	253,844
Qualified XII (0.70)	271,878.237	10.89	2,960,754
Qualified XII (0.75)	218,187.281	10.85	2,367,332
Qualified XII (0.80)	337,909.313	12.24	4,136,010
Qualified XII (0.85)	409,677.750	15.91	6,517,973
Qualified XII (0.90)	18,050.723	11.77	212,457
Qualified XII (0.95)	171,616.741	15.77	2,706,396
Qualified XII (1.00)	1,163,385.096	15.70	18,265,146
Qualified XII (1.05)	83,153.167	15.63	1,299,684
Qualified XII (1.10)	64,680.861	15.57	1,007,081
Qualified XII (1.15)	32,796.000	15.50	508,338
Qualified XII (1.20)	10,874.854	15.43	167,799
Qualified XII (1.25)	18,406.315	15.36	282,721
Qualified XII (1.30)	835.163	15.30	12,778
Qualified XII (1.35)	2,099.606	15.23	31,977
Qualified XII (1.40)	24,274.885	15.17	368,250
Qualified XII (1.45)	17.616	15.10	266
Qualified XII (1.50)	3,058.777	15.04	46,004
Qualified XV	18,922.731	24.46	462,850
Qualified XVI	32,748.526	23.41	766,643
Qualified XVII	4,325.011	23.87	103,238
Qualified XVIII	4,785.164	10.38	49,670
Qualified XXI	19,334.753	24.66	476,795
Qualified XXIV	48,729.620	15.80	769,928
Qualified XXV	20,235.029	24.38	493,330
Qualified XXVI	5,173.917	24.23	125,364
Qualified XXVII	1,485,047.476	29.32	43,541,592
Qualified XXVIII	145,586.042	29.23	4,255,480
Qualified XXXII	4,770.364	11.54	55,050
Qualified XXXIV (0.60)	15,720.438	10.96	172,296
	7,186,775.894		$ 143,584,692

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING OpCap Balanced Value
Currently payable annuity contracts:			$ 217,678
Contracts in accumulation period:
Qualified VI	709,971.778	$ 13.50	9,584,619
Qualified VIII	891.704	13.50	12,038
Qualified X (1.15)	7,863.512	11.73	92,239
Qualified X (1.25)	130,940.856	11.21	1,467,847
Qualified XII (0.55)	835.724	13.80	11,533
Qualified XII (0.60)	5,634.180	13.78	77,639
Qualified XII (0.65)	3,882.049	13.76	53,417
Qualified XII (0.70)	24,630.713	13.74	338,426
Qualified XII (0.75)	9,328.446	13.71	127,893
Qualified XII (0.80)	63,324.690	13.69	866,915
Qualified XII (0.85)	41,647.257	13.67	569,318
Qualified XII (0.90)	850.476	13.65	11,609
Qualified XII (0.95)	46,041.966	13.63	627,552
Qualified XII (1.00)	329,038.868	13.61	4,478,219
Qualified XII (1.05)	8,685.946	13.59	118,042
Qualified XII (1.10)	15,796.460	13.56	214,200
Qualified XII (1.15)	4,088.922	13.54	55,364
Qualified XII (1.20)	1,498.743	13.52	20,263
Qualified XII (1.25)	11,023.704	13.50	148,820
Qualified XII (1.30)	643.249	13.48	8,671
Qualified XII (1.35)	284.621	13.46	3,831
Qualified XII (1.40)	2,355.060	13.44	31,652
Qualified XII (1.45)	41.729	13.42	560
Qualified XII (1.50)	455.265	13.39	6,096
Qualified XV	680.044	13.63	9,269
Qualified XVI	15,377.969	13.39	205,911
Qualified XVII	5,203.778	13.50	70,251
Qualified XVIII	5,824.214	11.77	68,551
Qualified XXI	2,426.515	13.69	33,219
Qualified XXIV	8,655.962	13.67	118,327
Qualified XXV	54,209.701	13.71	743,215
Qualified XXVI	2,619.341	13.65	35,754
Qualified XXXII	2,714.960	11.23	30,489
Qualified XXXIV (0.60)	1,056.314	13.78	14,556
	1,518,524.716		$ 20,473,983

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global
Currently payable annuity contracts:			$ 19,957
Contracts in accumulation period:
Qualified VI	80,311.545	$ 12.30	987,832
Qualified X (1.15)	2,557.421	12.33	31,533
Qualified X (1.25)	37,841.707	12.30	465,453
Qualified XII (0.60)	1,416.773	12.52	17,738
Qualified XII (0.65)	841.520	12.50	10,519
Qualified XII (0.70)	2,317.869	12.48	28,927
Qualified XII (0.75)	718.043	12.47	8,954
Qualified XII (0.80)	677.751	12.45	8,438
Qualified XII (0.85)	8,403.379	12.43	104,454
Qualified XII (0.90)	30.757	12.42	382
Qualified XII (0.95)	6,815.403	12.40	84,511
Qualified XII (1.00)	14,174.556	12.38	175,481
Qualified XII (1.05)	1,822.069	12.37	22,539
Qualified XII (1.10)	3,156.356	12.35	38,981
Qualified XII (1.15)	742.903	12.33	9,160
Qualified XII (1.20)	529.302	12.32	6,521
Qualified XII (1.25)	3,837.805	12.30	47,205
Qualified XII (1.35)	73.838	12.27	906
Qualified XII (1.40)	252.980	12.25	3,099
Qualified XII (1.45)	197.056	12.23	2,410
Qualified XII (1.50)	498.936	12.22	6,097
Qualified XV	776.452	12.40	9,628
Qualified XVI	2,533.061	12.22	30,954
Qualified XVII	1,804.390	12.30	22,194
Qualified XXI	1,874.458	12.45	23,337
Qualified XXIV	6,454.224	12.43	80,226
Qualified XXV	1,332.638	12.47	16,618
Qualified XXVI	11.514	12.42	143
Qualified XXXIV (0.60)	10.543	12.52	132
	182,015.249		$ 2,264,329

  159

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return
Currently payable annuity contracts:			$ 155,772
Contracts in accumulation period:
ING MAP PLUS NP10	10,556.214	$ 10.30	108,729
ING MAP PLUS NP11	6,879.224	10.30	70,856
ING MAP PLUS NP14	18.677	10.28	192
ING MAP PLUS NP15	11,972.665	10.28	123,079
ING MAP PLUS NP16	1,268.482	10.28	13,040
ING MAP PLUS NP22	9,380.585	10.25	96,151
ING MAP PLUS NP26	89.248	10.23	913
ING MAP PLUS NP29	8,365.069	10.22	85,491
ING MAP PLUS NP30	193.634	10.21	1,977
ING MAP PLUS NP9	19,012.028	10.31	196,014
NYSUT 457	542,483.476	10.47	5,679,802
Qualified VI	1,556,975.771	11.35	17,671,675
Qualified VIII	551.675	11.34	6,256
Qualified X (1.15)	1,309.226	11.38	14,899
Qualified X (1.25)	166,329.956	11.35	1,887,845
Qualified XII (0.45)	18,867.472	11.59	218,674
Qualified XII (0.55)	13,155.104	11.56	152,073
Qualified XII (0.60)	32,492.987	11.55	375,294
Qualified XII (0.65)	51,418.820	11.53	592,859
Qualified XII (0.70)	82,791.052	11.51	952,925
Qualified XII (0.75)	65,092.000	11.50	748,558
Qualified XII (0.80)	98,497.125	11.48	1,130,747
Qualified XII (0.85)	84,251.002	11.47	966,359
Qualified XII (0.90)	28,670.743	11.45	328,280
Qualified XII (0.95)	222,087.063	11.44	2,540,676
Qualified XII (1.00)	396,237.040	11.42	4,525,027
Qualified XII (1.05)	76,586.679	11.41	873,854
Qualified XII (1.10)	79,788.147	11.39	908,787
Qualified XII (1.15)	25,944.728	11.38	295,251
Qualified XII (1.20)	2,786.004	11.36	31,649
Qualified XII (1.25)	35,512.952	11.35	403,072
Qualified XII (1.30)	7,999.205	11.33	90,631
Qualified XII (1.35)	8,418.110	11.32	95,293
Qualified XII (1.40)	21,364.602	11.30	241,420
Qualified XII (1.45)	637.378	11.29	7,196
Qualified XII (1.50)	10,279.060	11.27	115,845
Qualified XV	2,390.385	11.44	27,346
Qualified XVI	30,622.715	11.27	345,118
Qualified XVII	2,754.890	11.35	31,268
Qualified XVIII	485.639	11.42	5,546

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return (continued)
Qualified XXI	8,165.766	$ 11.48	$ 93,743
Qualified XXIV	32,633.158	11.46	373,976
Qualified XXV	13,375.739	11.50	153,821
Qualified XXVI	8,977.380	11.45	102,791
Qualified XXVIII	59,773.468	11.42	682,613
Qualified XXXII	2,093.217	10.32	21,602
Qualified XXXIII (0.40)	5,432.388	11.64	63,233
Qualified XXXIV (0.60)	7,225.282	11.55	83,452
	3,872,193.230		$ 43,691,670

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth - Initial Class
Currently payable annuity contracts:			$ 75,936
Contracts in accumulation period:
Qualified V	1,747.353	$ 13.79	24,096
Qualified VI	6,351,424.750	13.98	88,792,918
Qualified VIII	9,713.183	14.64	142,201
Qualified X (1.15)	77,555.092	14.14	1,096,629
Qualified X (1.25)	783,198.999	13.98	10,949,122
Qualified XII (0.05)	108,486.311	14.61	1,584,985
Qualified XII (0.15)	96,866.023	9.83	952,193
Qualified XII (0.25)	532,751.929	8.55	4,555,029
Qualified XII (0.30)	316,413.482	8.53	2,699,007
Qualified XII (0.40)	325,708.749	9.83	3,201,717
Qualified XII (0.45)	89,165.403	8.44	752,556
Qualified XII (0.55)	75,108.343	8.39	630,159
Qualified XII (0.60)	409,066.873	9.69	3,963,858
Qualified XII (0.65)	49,434.574	8.33	411,790
Qualified XII (0.70)	704,952.892	8.30	5,851,109
Qualified XII (0.75)	682,535.387	8.28	5,651,393
Qualified XII (0.80)	1,411,026.516	8.90	12,558,136
Qualified XII (0.85)	913,925.756	9.59	8,764,548
Qualified XII (0.90)	56,375.467	8.56	482,574
Qualified XII (0.95)	498,957.518	9.51	4,745,086
Qualified XII (1.00)	2,680,860.148	9.46	25,360,937
Qualified XII (1.05)	322,443.843	9.42	3,037,421
Qualified XII (1.10)	113,872.601	9.38	1,068,125
Qualified XII (1.15)	96,078.052	9.34	897,369
Qualified XII (1.20)	21,375.806	9.30	198,795
Qualified XII (1.25)	75,333.477	9.26	697,588
Qualified XII (1.30)	4,454.989	9.22	41,075
Qualified XII (1.35)	3,826.689	9.18	35,129
Qualified XII (1.40)	28,924.617	9.14	264,371
Qualified XII (1.45)	1,027.913	9.10	9,354
Qualified XII (1.50)	13,214.128	9.06	119,720
Qualified XV	18,930.726	14.32	271,088
Qualified XVI	121,537.126	13.71	1,666,274
Qualified XVII	8,385.408	13.98	117,228
Qualified XVIII	12,916.953	13.98	180,579
Qualified XXI	111,022.853	14.44	1,603,170
Qualified XXII	235.391	14.58	3,432
Qualified XXIV	217,272.164	9.52	2,068,431
Qualified XXV	91,393.487	14.28	1,305,099
Qualified XXVI	17,716.420	14.19	251,396
Qualified XXVII	1,787,806.040	14.24	25,458,358
Qualified XXVIII	347,655.282	14.20	4,936,705
Qualified XXXII	27,508.071	11.40	313,592
Qualified XXXIV (0.60)	58,049.433	9.69	562,499
	19,676,256.217		$ 228,352,777

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth -Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,589.050	$ 10.32	$ 16,399
	1,589.050		$ 16,399

ING Salomon Brothers Fundamental Value
Currently payable annuity contracts:			$ 55,048
Contracts in accumulation period:
Qualified VI	306,680.000	$ 17.70	5,428,236
Qualified X (1.15)	13,555.993	11.43	154,945
Qualified X (1.25)	47,082.464	11.12	523,557
Qualified XII (0.55)	1,372.099	18.10	24,835
Qualified XII (0.60)	2,690.482	18.07	48,617
Qualified XII (0.65)	1,791.519	18.04	32,319
Qualified XII (0.70)	7,819.378	18.01	140,827
Qualified XII (0.75)	2,785.595	17.98	50,085
Qualified XII (0.80)	45,977.381	17.95	825,294
Qualified XII (0.85)	9,257.278	17.93	165,983
Qualified XII (0.90)	411.173	17.90	7,360
Qualified XII (0.95)	19,332.513	17.87	345,472
Qualified XII (1.00)	92,648.262	17.84	1,652,845
Qualified XII (1.05)	5,108.984	17.81	90,991
Qualified XII (1.10)	4,387.296	17.79	78,050
Qualified XII (1.15)	4,549.437	17.76	80,798
Qualified XII (1.20)	607.276	17.73	10,767
Qualified XII (1.25)	4,881.752	17.70	86,407
Qualified XII (1.30)	411.602	17.67	7,273
Qualified XII (1.35)	113.825	17.65	2,009
Qualified XII (1.40)	1,012.259	17.62	17,836
Qualified XII (1.45)	12.621	17.59	222
Qualified XII (1.50)	450.570	17.56	7,912
Qualified XV	485.618	17.87	8,678
Qualified XVI	4,496.128	17.56	78,952
Qualified XVII	2,518.475	17.70	44,577
Qualified XVIII	786.312	11.47	9,019
Qualified XXI	1,151.699	17.95	20,673
Qualified XXIV	10,106.473	17.92	181,108
Qualified XXV	6,699.777	17.98	120,462
Qualified XXVI	3,101.062	17.90	55,509
Qualified XXXIV (0.60)	112.673	18.07	2,036
	602,397.976		$ 10,358,702

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Investors Value
Contracts in accumulation period:
Qualified VI	205,506.869	$ 13.83	$ 2,842,160
Qualified X (1.15)	10,591.855	11.05	117,040
Qualified X (1.25)	45,542.830	10.74	489,130
Qualified XII (0.55)	2,305.516	14.14	32,600
Qualified XII (0.60)	5,856.303	14.12	82,691
Qualified XII (0.65)	3,123.901	14.10	44,047
Qualified XII (0.70)	1,362.331	14.07	19,168
Qualified XII (0.75)	6,564.199	14.05	92,227
Qualified XII (0.80)	6,339.273	14.03	88,940
Qualified XII (0.85)	3,688.294	14.01	51,673
Qualified XII (0.90)	1,639.886	13.99	22,942
Qualified XII (0.95)	16,981.877	13.96	237,067
Qualified XII (1.00)	75,959.326	13.94	1,058,873
Qualified XII (1.05)	4,342.026	13.92	60,441
Qualified XII (1.10)	8,955.468	13.90	124,481
Qualified XII (1.15)	683.718	13.88	9,490
Qualified XII (1.20)	716.751	13.85	9,927
Qualified XII (1.25)	4,607.013	13.83	63,715
Qualified XII (1.30)	123.461	13.81	1,705
Qualified XII (1.35)	287.455	13.79	3,964
Qualified XII (1.40)	1,394.989	13.77	19,209
Qualified XII (1.45)	13.891	13.75	191
Qualified XII (1.50)	79.956	13.72	1,097
Qualified XV	1,620.702	13.96	22,625
Qualified XVI	3,172.376	13.72	43,525
Qualified XVIII	630.090	11.10	6,994
Qualified XXI	397.933	14.03	5,583
Qualified XXIV	6,090.214	14.00	85,263
Qualified XXV	2,086.335	14.05	29,313
Qualified XXVI	6,161.902	13.99	86,205
Qualified XXXIV (0.60)	551.487	14.12	7,787
	427,378.227		$ 5,760,073

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth - Service Class
Currently payable annuity contracts:			$ 8,851
Contracts in accumulation period:
ING MAP PLUS NP10	2,116.908	$ 10.35	21,910
ING MAP PLUS NP26	18.306	10.27	188
Qualified V	89.528	7.64	684
Qualified VI	677,904.296	7.68	5,206,305
Qualified VIII	676.693	7.68	5,197
Qualified X (1.15)	10,833.570	11.23	121,661
Qualified X (1.25)	69,085.154	10.98	758,555
Qualified XII (0.45)	1,681.599	7.88	13,251
Qualified XII (0.55)	2,690.064	7.85	21,117
Qualified XII (0.60)	11,130.229	7.84	87,261
Qualified XII (0.65)	25,815.198	7.83	202,133
Qualified XII (0.70)	31,561.892	7.82	246,814
Qualified XII (0.75)	53,499.231	7.80	417,294
Qualified XII (0.80)	16,533.248	7.79	128,794
Qualified XII (0.85)	13,063.625	7.78	101,635
Qualified XII (0.90)	3,675.675	7.77	28,560
Qualified XII (0.95)	40,373.935	7.75	312,898
Qualified XII (1.00)	149,479.974	7.74	1,156,975
Qualified XII (1.05)	9,273.997	7.73	71,688
Qualified XII (1.10)	7,459.715	7.72	57,589
Qualified XII (1.15)	3,261.479	7.71	25,146
Qualified XII (1.20)	1,319.895	7.69	10,150
Qualified XII (1.25)	8,184.766	7.68	62,859
Qualified XII (1.30)	39.243	7.67	301
Qualified XII (1.35)	774.543	7.66	5,933
Qualified XII (1.40)	3,195.033	7.65	24,442
Qualified XII (1.45)	1,173.001	7.63	8,950
Qualified XII (1.50)	412.598	7.62	3,144
Qualified XV	1,757.807	7.75	13,623
Qualified XVI	11,544.619	7.62	87,970
Qualified XVIII	715.084	11.27	8,059
Qualified XXI	5,289.345	7.79	41,204
Qualified XXIV	17,675.579	7.78	137,516
Qualified XXV	17,455.769	7.80	136,155
Qualified XXVI	4,389.833	7.77	34,109
Qualified XXXII	1,656.069	11.04	18,283
Qualified XXXIV (0.60)	860.842	7.84	6,749
	1,206,668.342		$ 9,593,953

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Initial Class
Currently payable annuity contracts:			$ 621,714
Contracts in accumulation period:
Qualified V	5,468.890	$ 20.54	112,331
Qualified VI	5,111,066.504	20.42	104,367,978
Qualified VIII	3,943.954	20.84	82,192
Qualified X (1.15)	45,231.948	23.10	1,044,858
Qualified X (1.25)	526,773.077	22.88	12,052,568
Qualified XII (0.05)	27,427.026	21.35	585,567
Qualified XII (0.15)	35,842.115	11.35	406,808
Qualified XII (0.25)	355,182.691	13.23	4,699,067
Qualified XII (0.30)	113,710.614	13.19	1,499,843
Qualified XII (0.40)	182,857.136	19.97	3,651,657
Qualified XII (0.45)	90,992.644	13.05	1,187,454
Qualified XII (0.55)	61,267.386	12.97	794,638
Qualified XII (0.60)	329,385.460	12.93	4,258,954
Qualified XII (0.65)	73,937.655	12.88	952,317
Qualified XII (0.70)	432,104.673	12.84	5,548,224
Qualified XII (0.75)	504,970.312	12.80	6,463,620
Qualified XII (0.80)	910,197.082	14.05	12,788,269
Qualified XII (0.85)	452,366.017	19.48	8,812,090
Qualified XII (0.90)	35,900.369	13.55	486,450
Qualified XII (0.95)	366,062.558	19.31	7,068,668
Qualified XII (1.00)	1,814,592.616	19.23	34,894,616
Qualified XII (1.05)	141,510.345	19.14	2,708,508
Qualified XII (1.10)	103,950.682	19.06	1,981,300
Qualified XII (1.15)	63,611.855	18.98	1,207,353
Qualified XII (1.20)	12,188.889	18.90	230,370
Qualified XII (1.25)	43,781.393	18.81	823,528
Qualified XII (1.30)	3,744.581	18.73	70,136
Qualified XII (1.35)	5,536.944	18.65	103,264
Qualified XII (1.40)	22,725.471	18.57	422,012
Qualified XII (1.45)	1,364.413	18.49	25,228
Qualified XII (1.50)	2,874.416	18.41	52,918
Qualified XV	13,139.293	20.92	274,874
Qualified XVI	113,758.462	20.03	2,278,582
Qualified XVII	18,169.001	20.42	371,011
Qualified XVIII	17,546.416	22.88	401,462
Qualified XXI	50,275.213	21.10	1,060,807
Qualified XXII	51.361	21.30	1,094

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Initial Class
(continued)
Qualified XXIV	113,343.071	$ 19.34	$ 2,192,055
Qualified XXV	51,058.964	20.86	1,065,090
Qualified XXVI	27,980.849	20.73	580,043
Qualified XXVII	1,771,555.859	23.81	42,180,745
Qualified XXVIII	836,544.121	23.73	19,851,192
Qualified XXXI	1,660.979	14.30	23,752
Qualified XXXII	22,446.365	11.28	253,195
Qualified XXXIII (0.65)	14,099.912	11.31	159,470
Qualified XXXIV (0.60)	53,153.983	12.93	687,281
	14,985,353.565		$ 291,385,153

ING T. Rowe Price Growth Equity - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,199.719	$ 10.70	$ 12,837
ING MAP PLUS NP23	1,126.642	10.66	12,010
ING MAP PLUS NP26	10.329	10.65	110
ING MAP PLUS NP27	38.064	10.64	405
ING MAP PLUS NP9	17,524.604	10.73	188,039
Qualified XII (1.00)	471.957	12.16	5,739
	20,371.315		$ 219,140

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity
Currently payable annuity contracts:			$ 556,022
Contracts in accumulation period:
Qualified V	1,580.312	$ 15.39	24,321
Qualified VI	4,099,188.783	15.69	64,316,272
Qualified VII	72,406.777	13.28	961,562
Qualified VIII	9,927.362	13.23	131,339
Qualified IX	2,814.803	13.24	37,268
Qualified X (1.15)	17,360.051	15.87	275,504
Qualified X (1.25)	435,084.640	15.69	6,826,478
Qualified XII (0.05)	24,235.610	16.40	397,464
Qualified XII (0.15)	69,111.920	10.57	730,513
Qualified XII (0.25)	316,547.768	10.53	3,333,248
Qualified XII (0.30)	140,200.476	10.50	1,472,105
Qualified XII (0.40)	82,379.504	10.49	864,161
Qualified XII (0.45)	45,064.292	10.39	468,218
Qualified XII (0.55)	39,465.053	10.33	407,674
Qualified XII (0.60)	178,525.265	10.41	1,858,448
Qualified XII (0.65)	73,274.074	10.26	751,792
Qualified XII (0.70)	207,964.090	10.22	2,125,393
Qualified XII (0.75)	230,728.263	10.19	2,351,121
Qualified XII (0.80)	393,586.121	11.24	4,423,908
Qualified XII (0.85)	603,217.106	10.23	6,170,911
Qualified XII (0.90)	19,509.283	10.88	212,261
Qualified XII (0.95)	251,553.748	10.14	2,550,755
Qualified XII (1.00)	924,555.050	10.10	9,338,006
Qualified XII (1.05)	84,091.443	10.05	845,119
Qualified XII (1.10)	61,545.155	10.01	616,067
Qualified XII (1.15)	68,288.666	9.97	680,838
Qualified XII (1.20)	10,417.843	9.92	103,345
Qualified XII (1.25)	27,296.761	9.88	269,692
Qualified XII (1.30)	505.691	9.84	4,976
Qualified XII (1.35)	1,012.360	9.79	9,911
Qualified XII (1.40)	7,714.051	9.75	75,212
Qualified XII (1.45)	1,074.562	9.71	10,434
Qualified XII (1.50)	4,027.198	9.67	38,943
Qualified XV	20,497.885	16.08	329,606
Qualified XVI	99,013.645	15.39	1,523,820

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity (continued)
Qualified XVII	83,120.714	$ 15.69	$ 1,304,164
Qualified XVIII	19,746.718	15.69	309,826
Qualified XIX	3,809.487	10.33	39,352
Qualified XX	4,784.937	13.61	65,123
Qualified XXI	37,904.318	16.21	614,429
Qualified XXIV	160,196.457	10.16	1,627,596
Qualified XXV	28,334.809	16.03	454,207
Qualified XXVI	13,043.126	15.93	207,777
Qualified XXVII	811,333.643	15.04	12,202,458
Qualified XXVIII	67,043.400	15.00	1,005,651
Qualified XXIX	1,221.748	13.61	16,628
Qualified XXX	49,597.327	13.47	668,076
Qualified XXXII	113,571.989	11.71	1,329,928
Qualified XXXIV (0.60)	50,894.428	10.41	529,811
	10,068,368.712		$ 135,467,733

ING Van Kampen Comstock
Currently payable annuity contracts:			1,076,022
Contracts in accumulation period:
ING MAP PLUS NP15	5,138.864	$ 11.27	57,915
ING MAP PLUS NP19	1,437.066	11.25	16,167
ING MAP PLUS NP26	35.772	11.21	401
NYSUT 457	777,785.992	14.42	11,215,674
Qualified VI	2,242,751.305	12.26	27,496,131
Qualified X (1.15)	33,720.081	12.30	414,757
Qualified X (1.25)	199,434.095	12.26	2,445,062
Qualified XII (0.55)	11,573.520	12.50	144,669
Qualified XII (0.60)	14,256.009	12.48	177,915
Qualified XII (0.65)	1,846.870	12.46	23,012
Qualified XII (0.70)	55,048.755	12.45	685,357
Qualified XII (0.75)	74,284.875	12.43	923,361
Qualified XII (0.80)	503,772.039	12.41	6,251,811
Qualified XII (0.85)	71,278.871	12.40	883,858
Qualified XII (0.90)	9,594.507	12.38	118,780
Qualified XII (0.95)	67,853.883	12.36	838,674
Qualified XII (1.00)	1,224,022.834	12.35	15,116,682
Qualified XII (1.05)	42,391.971	12.33	522,693
Qualified XII (1.10)	20,591.145	12.31	253,477
Qualified XII (1.15)	5,506.504	12.30	67,730
Qualified XII (1.20)	798.860	12.28	9,810
Qualified XII (1.25)	25,514.600	12.26	312,809

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock
(continued)
Qualified XII (1.30)	97.224	$ 12.25	$ 1,191
Qualified XII (1.35)	1,466.967	12.23	17,941
Qualified XII (1.40)	3,281.818	12.21	40,071
Qualified XII (1.45)	138.934	12.20	1,695
Qualified XII (1.50)	1,414.203	12.18	17,225
Qualified XV	5,083.010	12.36	62,826
Qualified XVI	23,542.447	12.18	286,747
Qualified XVII	9,860.196	12.26	120,886
Qualified XVIII	12,843.724	12.35	158,620
Qualified XXI	4,593.796	12.41	57,009
Qualified XXIV	128,475.948	12.39	1,591,817
Qualified XXV	13,509.734	12.43	167,926
Qualified XXVI	1,756.220	12.38	21,742
Qualified XXXII	3,401.492	12.06	41,022
Qualified XXXIII (0.40)	4,360.255	12.58	54,852
Qualified XXXIV (0.60)	2,896.234	12.48	36,145
	5,605,360.620		$ 71,730,482

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income
Contracts in accumulation period:
Qualified VI	31,479.363	$ 32.32	$ 1,017,413
Qualified VIII	1,629.301	32.32	52,659
Qualified X (1.15)	12,362.671	11.01	136,113
Qualified X (1.25)	34,199.425	10.44	357,042
Qualified XII (0.55)	378.481	33.04	12,505
Qualified XII (0.60)	920.218	32.99	30,358
Qualified XII (0.65)	70.128	32.94	2,310
Qualified XII (0.70)	3,253.907	32.89	107,021
Qualified XII (0.75)	747.899	32.84	24,561
Qualified XII (0.80)	3,995.181	32.79	131,002
Qualified XII (0.85)	325.145	32.73	10,642
Qualified XII (0.90)	11.138	32.68	364
Qualified XII (0.95)	3,251.517	32.63	106,097
Qualified XII (1.00)	4,784.131	32.58	155,867
Qualified XII (1.05)	995.297	32.53	32,377
Qualified XII (1.10)	257.297	32.48	8,357
Qualified XII (1.15)	137.404	32.43	4,456
Qualified XII (1.20)	87.214	32.38	2,824
Qualified XII (1.25)	1,742.760	32.32	56,326
Qualified XII (1.35)	10.956	32.22	353
Qualified XII (1.40)	1,340.566	32.17	43,126
Qualified XII (1.45)	4.234	32.12	136
Qualified XII (1.50)	116.277	32.07	3,729
Qualified XV	228.226	32.63	7,447
Qualified XVI	497.350	32.07	15,950
Qualified XVIII	1,012.839	11.06	11,202
Qualified XXI	285.056	32.79	9,347
Qualified XXIV	320.263	32.72	10,479
Qualified XXV	605.298	32.84	19,878
Qualified XXVI	46.297	32.68	1,513
Qualified XXXIV (0.60)	6.365	32.99	210
	105,102.204		$ 2,371,664

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 405,199
Contracts in accumulation period:
ING MAP PLUS NP11	31.598	$ 10.76	340
ING MAP PLUS NP15	1,233.799	10.74	13,251
ING MAP PLUS NP16	17,697.018	10.73	189,889
ING MAP PLUS NP17	1,747.810	10.73	18,754
ING MAP PLUS NP22	4,658.599	10.70	49,847
ING MAP PLUS NP29	7,268.510	10.67	77,555
ING MAP PLUS NP7	2,235.622	10.78	24,100
Qualified V	71.016	16.94	1,203
Qualified VI	1,643,993.604	17.20	28,276,690
Qualified X (1.15)	10,877.953	17.78	193,410
Qualified X (1.25)	202,176.321	17.61	3,560,325
Qualified XII (0.00)	11,478.546	11.56	132,692
Qualified XII (0.05)	30,762.903	17.98	553,117
Qualified XII (0.25)	93,553.080	11.85	1,108,604
Qualified XII (0.30)	13,536.833	11.81	159,870
Qualified XII (0.40)	225,212.814	16.31	3,673,221
Qualified XII (0.45)	7,731.538	11.70	90,459
Qualified XII (0.55)	10,492.168	11.62	121,919
Qualified XII (0.60)	32,686.702	11.58	378,512
Qualified XII (0.65)	116,259.792	11.54	1,341,638
Qualified XII (0.70)	123,946.568	11.51	1,426,625
Qualified XII (0.75)	291,049.434	11.47	3,338,337
Qualified XII (0.80)	133,840.664	12.05	1,612,780
Qualified XII (0.85)	190,198.303	15.91	3,026,055
Qualified XII (0.90)	878.426	11.82	10,383
Qualified XII (0.95)	75,783.196	15.77	1,195,101
Qualified XII (1.00)	263,767.155	15.71	4,143,782
Qualified XII (1.05)	381,482.609	15.64	5,966,388
Qualified XII (1.10)	74,480.154	15.57	1,159,656
Qualified XII (1.15)	98,751.613	15.50	1,530,650
Qualified XII (1.20)	12,416.451	15.44	191,710
Qualified XII (1.25)	28,210.150	15.37	433,590
Qualified XII (1.30)	9,611.895	15.30	147,062
Qualified XII (1.35)	5,024.016	15.24	76,566
Qualified XII (1.40)	17,914.502	15.17	271,763
Qualified XII (1.45)	660.490	15.11	9,980
Qualified XII (1.50)	11,096.676	15.04	166,894

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced
(continued)
Qualified XV	2,775.482	$ 17.62	$ 48,904
Qualified XVI	39,290.990	16.87	662,839
Qualified XVII	10,243.941	17.66	180,908
Qualified XVIII	14,230.420	18.08	257,286
Qualified XXI	6,888.857	17.77	122,415
Qualified XXII	508.974	17.94	9,131
Qualified XXIV	9,822.469	15.80	155,195
Qualified XXV	7,084.559	17.68	125,255
Qualified XXVII	95,248.821	17.39	1,656,377
Qualified XXVIII	125,814.887	17.33	2,180,372
Qualified XXXII	4,380.807	11.15	48,846
Qualified XXXIII (0.65)	186.794	11.51	2,150
Qualified XXXIV (0.60)	11,924.871	11.58	138,090
	4,481,220.400		$ 70,665,685

ING VP Strategic Allocation Growth
Currently payable annuity contracts:			$ 284,435
Contracts in accumulation period:
ING MAP PLUS NP11	880.110	$ 10.91	9,602
ING MAP PLUS NP15	549.954	10.89	5,989
ING MAP PLUS NP16	696.969	10.89	7,590
ING MAP PLUS NP17	8,778.125	10.88	95,506
ING MAP PLUS NP19	401.196	10.87	4,361
ING MAP PLUS NP22	539.871	10.86	5,863
ING MAP PLUS NP29	4,155.771	10.83	45,007
ING MAP PLUS NP7	1,152.150	10.93	12,593
Qualified V	24.657	17.52	432
Qualified VI	2,049,109.837	17.79	36,453,664
Qualified VIII	8.610	17.77	153
Qualified X (1.15)	19,820.249	18.47	366,080
Qualified X (1.25)	255,898.250	18.29	4,680,379
Qualified XII (0.00)	6,741.919	11.57	78,004
Qualified XII (0.05)	3,587.359	18.59	66,689
Qualified XII (0.25)	164,165.225	11.33	1,859,992
Qualified XII (0.30)	11,048.804	11.29	124,741
Qualified XII (0.40)	78,332.229	16.60	1,300,315
Qualified XII (0.45)	19,274.866	11.18	215,493
Qualified XII (0.55)	2,406.120	11.11	26,732
Qualified XII (0.60)	32,264.504	11.41	368,138
Qualified XII (0.65)	314,738.587	11.04	3,474,714
Qualified XII (0.70)	176,297.454	11.00	1,939,272

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth (continued)
Qualified XII (0.75)	262,631.752	$ 10.96	$ 2,878,444
Qualified XII (0.80)	160,170.052	11.62	1,861,176
Qualified XII (0.85)	235,562.322	16.19	3,813,754
Qualified XII (0.90)	1,087.170	11.38	12,372
Qualified XII (0.95)	92,191.900	16.05	1,479,680
Qualified XII (1.00)	540,415.582	15.98	8,635,841
Qualified XII (1.05)	137,114.582	15.91	2,181,493
Qualified XII (1.10)	60,402.525	15.84	956,776
Qualified XII (1.15)	77,379.518	15.77	1,220,275
Qualified XII (1.20)	14,378.663	15.70	225,745
Qualified XII (1.25)	20,915.985	15.64	327,126
Qualified XII (1.30)	17,514.644	15.57	272,703
Qualified XII (1.35)	2,284.387	15.50	35,408
Qualified XII (1.40)	22,433.376	15.43	346,147
Qualified XII (1.45)	1,151.269	15.37	17,695
Qualified XII (1.50)	4,965.294	15.30	75,969
Qualified XV	3,854.445	18.22	70,228
Qualified XVI	37,622.865	17.45	656,519
Qualified XVII	682.913	18.26	12,470
Qualified XVIII	3,919.116	18.78	73,601
Qualified XXI	9,322.633	18.38	171,350
Qualified XXII	1,446.200	18.55	26,827
Qualified XXIV	25,787.492	16.07	414,405
Qualified XXV	13,799.617	18.28	252,257
Qualified XXVI	320.473	18.17	5,823
Qualified XXVII	89,601.446	17.98	1,611,034
Qualified XXVIII	125,874.275	17.92	2,255,667
Qualified XXXII	6,059.421	11.41	69,138
Qualified XXXIII (0.65)	1,376.823	11.52	15,861
Qualified XXXIV (0.60)	22,075.986	11.41	251,887
	5,143,215.542		$ 81,653,415

ING VP Strategic Allocation Income
Currently payable annuity contracts:			$ 147,013
Contracts in accumulation period:
ING MAP PLUS NP11	234.659	$ 10.56	2,478
ING MAP PLUS NP15	1.802	10.54	19
ING MAP PLUS NP16	482.543	10.54	5,086
ING MAP PLUS NP17	605.224	10.53	6,373
ING MAP PLUS NP19	682.621	10.53	7,188
ING MAP PLUS NP22	871.931	10.51	9,164
ING MAP PLUS NP29	1,571.183	10.48	16,466

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Income (continued)
ING MAP PLUS NP7	1,270.794	$ 10.58	$ 13,445
Qualified V	7.344	16.75	123
Qualified VI	758,576.176	17.00	12,895,795
Qualified X (1.15)	25,649.710	17.24	442,201
Qualified X (1.25)	169,794.204	17.08	2,900,085
Qualified XII (0.00)	6,987.251	11.53	80,563
Qualified XII (0.05)	22,526.956	17.77	400,304
Qualified XII (0.25)	35,603.600	12.78	455,014
Qualified XII (0.30)	23,074.883	12.74	293,974
Qualified XII (0.40)	65,777.899	16.47	1,083,362
Qualified XII (0.45)	9,123.791	12.61	115,051
Qualified XII (0.55)	11,350.918	12.53	142,227
Qualified XII (0.60)	9,644.355	12.49	120,458
Qualified XII (0.65)	8,025.141	12.45	99,913
Qualified XII (0.70)	78,484.758	12.40	973,211
Qualified XII (0.75)	88,761.085	12.36	1,097,087
Qualified XII (0.80)	123,803.208	12.78	1,582,205
Qualified XII (0.85)	77,211.519	16.06	1,240,017
Qualified XII (0.90)	1,172.662	12.62	14,799
Qualified XII (0.95)	46,656.344	15.92	742,769
Qualified XII (1.00)	283,422.208	15.85	4,492,242
Qualified XII (1.05)	52,553.992	15.78	829,302
Qualified XII (1.10)	47,464.440	15.72	746,141
Qualified XII (1.15)	32,084.217	15.65	502,118
Qualified XII (1.20)	5,634.339	15.58	87,783
Qualified XII (1.25)	13,525.210	15.51	209,776
Qualified XII (1.30)	5,870.162	15.45	90,694
Qualified XII (1.35)	186.346	15.38	2,866
Qualified XII (1.40)	6,276.943	15.31	96,100
Qualified XII (1.45)	2,373.836	15.25	36,201
Qualified XII (1.50)	1,064.361	15.18	16,157
Qualified XV	488.060	17.42	8,502
Qualified XVI	17,194.065	16.68	286,797
Qualified XVII	13,823.998	17.46	241,367
Qualified XVIII	34,734.265	17.54	609,239
Qualified XXI	4,459.875	17.57	78,360
Qualified XXIV	4,794.169	15.95	76,467
Qualified XXV	8,237.986	17.48	144,000
Qualified XXVI	685.032	17.37	11,899
Qualified XXVII	103,950.320	17.19	1,786,906
Qualified XXVIII	62,417.922	17.13	1,069,219
Qualified XXXII	5,609.400	10.85	60,862
Qualified XXXIII (0.65)	1,007.484	11.49	11,576
Qualified XXXIV (0.60)	6,305.925	12.49	78,761
	2,282,117.116		$ 36,459,725

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Financial Services
Contracts in accumulation period:
ING MAP PLUS NP11	867.802	$ 10.87	$ 9,433
	867.802		$ 9,433

ING VP Growth and Income
Currently payable annuity contracts:			$ 160,981,298
Contracts in accumulation period:	-
Qualified I	49,405.214	$ 262.97	12,992,089
Qualified V	833.648	20.12	16,773
Qualified VI	47,359,132.269	20.36	964,231,933
Qualified VII	4,096,241.537	19.26	78,893,612
Qualified VIII	47,574.537	18.89	898,683
Qualified IX	7,968.462	19.50	155,385
Qualified X (1.15)	393,754.325	20.58	8,103,464
Qualified X (1.25)	7,775,013.408	20.36	158,299,273
Qualified XII (0.00)	508,123.771	9.76	4,959,288
Qualified XII (0.05)	312,468.186	21.28	6,649,323
Qualified XII (0.25)	3,746,929.829	8.75	32,785,636
Qualified XII (0.30)	652,353.036	8.73	5,695,042
Qualified XII (0.40)	209,927.202	14.30	3,001,959
Qualified XII (0.45)	445,801.851	8.64	3,851,728
Qualified XII (0.55)	555,941.492	8.58	4,769,978
Qualified XII (0.60)	2,284,440.853	9.62	21,976,321
Qualified XII (0.65)	319,937.398	8.53	2,729,066
Qualified XII (0.70)	1,973,731.412	8.50	16,776,717
Qualified XII (0.75)	3,949,109.682	8.47	33,448,959
Qualified XII (0.80)	5,924,538.769	9.26	54,861,229
Qualified XII (0.85)	4,937,394.476	13.94	68,827,279
Qualified XII (0.90)	198,181.341	8.95	1,773,723
Qualified XII (0.95)	1,979,763.097	13.82	27,360,326
Qualified XII (1.00)	8,778,508.648	13.76	120,792,279
Qualified XII (1.05)	637,201.168	13.70	8,729,656
Qualified XII (1.10)	389,152.713	13.64	5,308,043
Qualified XII (1.15)	307,388.955	13.58	4,174,342
Qualified XII (1.20)	56,739.985	13.53	767,692
Qualified XII (1.25)	126,305.568	13.47	1,701,336
Qualified XII (1.30)	7,111.558	13.41	95,366
Qualified XII (1.35)	4,384.120	13.35	58,528
Qualified XII (1.40)	33,485.930	13.29	445,028
Qualified XII (1.45)	400.226	13.24	5,299
Qualified XII (1.50)	10,519.955	13.18	138,653

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income (continued)

Qualified XV	395,517.937	$ 20.85	$ 8,246,549
Qualified XVI	825,239.409	19.97	16,480,031
Qualified XVII	2,484,959.980	20.74	51,538,070
Qualified XVIII	2,731,469.528	20.74	56,650,678
Qualified XIX	21,775.951	267.99	5,835,737
Qualified XX	64,850.202	203.16	13,174,967
Qualified XXI	277,870.423	21.03	5,843,615
Qualified XXII	894.253	21.23	18,985
Qualified XXIV	1,098,789.675	13.85	15,218,237
Qualified XXV	517,779.599	20.93	10,837,127
Qualified XXVI	75,251.563	20.79	1,564,480
Qualified XXVII	784,199.633	201.50	158,016,226
Qualified XXVIII	11,340.849	200.86	2,277,923
Qualified XXIX	1,701.896	199.36	339,290
Qualified XXX	37,888.755	197.33	7,476,588
Qualified XXXII	768,283.021	11.19	8,597,087
Qualified XXXIV (0.60)	410,828.794	9.62	3,952,173
	108,588,406.089		$ 2,182,323,069

ING GET US Core - Series 1
Contracts in accumulation period:
Qualified XXVII	211,645.004	$ 10.51	$ 2,224,389
	211,645.004		$ 2,224,389

ING GET US Core - Series 2
Contracts in accumulation period:
Qualified V	1,392.376	$ 10.23	$ 14,244
Qualified VI	277,985.952	10.25	2,849,356
Qualified XII (0.80)	359,809.797	10.31	3,709,639
Qualified XII (1.00)	885,700.097	10.28	9,104,997
Qualified XII (1.10)	3,210.039	10.26	32,935
Qualified XII (1.25)	100.293	10.24	1,027
Qualified XVII	19,855.360	10.26	203,716
Qualified XXVII	56,486.284	10.28	580,679
Qualified XXVIII	216,415.340	10.30	2,229,078
	1,820,955.538		$ 18,725,671

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET US Core - Series 3
Contracts in accumulation period:
Qualified VI	1,615,779.759	$ 9.98	$ 16,125,482
Qualified X (1.15)	55,212.952	9.96	549,921
Qualified X (1.25)	643,128.615	9.96	6,405,561
Qualified XII (0.80)	577,171.128	10.01	5,777,483
Qualified XII (0.95)	7,173.300	10.00	71,733
Qualified XII (1.00)	1,193,583.183	9.99	11,923,896
Qualified XII (1.10)	6,706.814	9.98	66,934
Qualified XII (1.15)	34,499.398	9.97	343,959
Qualified XII (1.25)	1,414.458	9.96	14,088
Qualified XVI	640.301	9.95	6,371
Qualified XVII	6,036.873	9.98	60,248
Qualified XVIII	113,328.987	9.97	1,129,890
Qualified XXIV	25,890.718	10.02	259,425
Qualified XXVII	919,656.800	10.00	9,196,568
Qualified XXVIII	30,163.337	10.01	301,935
Qualified XXXII	69,307.731	9.96	690,305
	5,299,694.354		$ 52,923,799

ING GET US Core - Series 5
Contracts in accumulation period:
Qualified X (1.25)	47,614.327	$ 10.47	$ 498,522
Qualified XXXII	18,836.199	10.47	197,215
	66,450.526		$ 695,737

ING GET US Core - Series 6
Contracts in accumulation period:
Qualified X (1.15)	68,117.460	$ 10.08	$ 686,624
Qualified X (1.25)	396,251.191	10.08	3,994,212
Qualified XVIII	48,936.111	10.08	493,276
Qualified XXXII	42,703.373	10.08	430,450
	556,008.135		$ 5,604,562

ING GET US Core - Series 7
Contracts in accumulation period:
NYSUT 457	164,448.100	$ 10.00	$ 1,644,481
Qualified X (1.15)	35,976.400	10.00	359,764
Qualified X (1.25)	135,873.200	10.00	1,358,732
Qualified XVIII	56,875.600	10.00	568,756
Qualified XXXII	8,496.700	10.00	84,967
	401,670.000		$ 4,016,700

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income
Contracts in accumulation period:
ING MAP PLUS NP10	6,732.581	$ 10.19	$ 68,605
ING MAP PLUS NP15	16,825.074	10.17	171,111
ING MAP PLUS NP16	3,098.721	10.16	31,483
ING MAP PLUS NP17	403.052	10.16	4,095
ING MAP PLUS NP19	1,551.626	10.15	15,749
ING MAP PLUS NP22	8,130.109	10.13	82,358
ING MAP PLUS NP29	2,893.367	10.10	29,223
ING MAP PLUS NP30	49.208	10.10	497
ING MAP PLUS NP7	47.549	10.20	485
	39,731.287		$ 403,606

ING Intermediate Bond
Contracts in accumulation period:
ING MAP PLUS NP10	1,383.771	$ 10.29	$ 14,239
ING MAP PLUS NP11	5,481.420	10.28	56,349
ING MAP PLUS NP14	5,864.557	10.27	60,229
ING MAP PLUS NP15	2,357.798	10.26	24,191
ING MAP PLUS NP16	7,985.770	10.26	81,934
ING MAP PLUS NP17	4,349.026	10.26	44,621
ING MAP PLUS NP19	1,305.951	10.25	13,386
ING MAP PLUS NP22	426.589	10.23	4,364
ING MAP PLUS NP23	1,075.953	10.23	11,007
ING MAP PLUS NP29	154.902	10.20	1,580
ING MAP PLUS NP9	21,681.341	10.29	223,101
	52,067.078		$ 535,001

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Global Science and Technology
Contracts in accumulation period:
Qualified V	2,315.643	$ 3.58	$ 8,290
Qualified VI	4,468,526.945	3.60	16,086,697
Qualified VIII	1,746.665	3.60	6,288
Qualified X (1.15)	32,395.305	3.62	117,271
Qualified X (1.25)	353,625.833	3.60	1,273,053
Qualified XII (0.00)	22,494.263	8.89	199,974
Qualified XII (0.05)	140,341.129	3.72	522,069
Qualified XII (0.25)	287,993.915	3.78	1,088,617
Qualified XII (0.30)	59,275.597	3.77	223,469
Qualified XII (0.55)	66,807.795	3.72	248,525
Qualified XII (0.60)	95,262.486	8.77	835,452
Qualified XII (0.65)	30,326.486	3.70	112,208
Qualified XII (0.70)	268,681.082	3.70	994,120
Qualified XII (0.75)	209,455.556	3.69	772,891
Qualified XII (0.80)	1,231,530.434	3.68	4,532,032
Qualified XII (0.85)	376,426.158	3.67	1,381,484
Qualified XII (0.90)	20,733.334	3.66	75,884
Qualified XII (0.95)	356,885.480	3.65	1,302,632
Qualified XII (1.00)	1,274,404.120	3.64	4,638,831
Qualified XII (1.05)	95,758.516	3.64	348,561
Qualified XII (1.10)	52,631.406	3.63	191,052
Qualified XII (1.15)	26,214.641	3.62	94,897
Qualified XII (1.20)	23,537.119	3.61	84,969
Qualified XII (1.25)	64,005.555	3.60	230,420
Qualified XII (1.30)	970.751	3.59	3,485
Qualified XII (1.35)	9,088.826	3.58	32,538
Qualified XII (1.40)	30,281.285	3.58	108,407
Qualified XII (1.45)	703.643	3.57	2,512
Qualified XII (1.50)	3,422.192	3.56	12,183
Qualified XV	18,324.657	3.65	66,885
Qualified XVI	59,773.034	3.56	212,792
Qualified XVII	6,078.629	3.65	22,187
Qualified XVIII	7,352.055	3.65	26,835
Qualified XXI	153,744.566	3.68	565,780
Qualified XXIV	196,034.604	3.67	719,447
Qualified XXV	75,161.623	3.70	278,098
Qualified XXVI	23,076.902	3.68	84,923
Qualified XXVII	864,757.865	3.56	3,078,538
Qualified XXXII	2,562.700	10.00	25,627
Qualified XXXIV (0.60)	14,525.314	8.77	127,387
	11,027,234.109		$ 40,737,310

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth
Currently payable annuity contracts:			$ 210,491
Contracts in accumulation period:
Qualified VI	2,540,097.482	$ 14.30	36,323,394
Qualified VIII	554.934	14.29	7,930
Qualified X (1.15)	31,784.386	14.41	458,013
Qualified X (1.25)	317,434.405	14.30	4,539,312
Qualified XII (0.00)	42,614.316	9.43	401,853
Qualified XII (0.05)	22,086.403	14.93	329,750
Qualified XII (0.25)	131,316.120	9.74	1,279,019
Qualified XII (0.30)	72,335.051	9.70	701,650
Qualified XII (0.40)	299,121.995	15.14	4,528,707
Qualified XII (0.45)	116,594.797	9.61	1,120,476
Qualified XII (0.55)	17,616.021	9.55	168,233
Qualified XII (0.60)	54,680.863	9.51	520,015
Qualified XII (0.65)	27,074.261	9.48	256,664
Qualified XII (0.70)	256,409.418	9.45	2,423,069
Qualified XII (0.75)	571,824.628	9.42	5,386,588
Qualified XII (0.80)	481,659.307	10.69	5,148,938
Qualified XII (0.85)	185,448.949	14.75	2,735,372
Qualified XII (0.90)	16,929.110	10.34	175,047
Qualified XII (0.95)	142,835.724	14.64	2,091,115
Qualified XII (1.00)	829,922.085	14.58	12,100,264
Qualified XII (1.05)	88,767.011	14.52	1,288,897
Qualified XII (1.10)	47,811.610	14.47	691,834
Qualified XII (1.15)	21,180.430	14.41	305,210
Qualified XII (1.20)	6,500.905	14.36	93,353
Qualified XII (1.25)	27,913.636	14.30	399,165
Qualified XII (1.30)	8,045.122	14.25	114,643
Qualified XII (1.35)	2,078.435	14.19	29,493
Qualified XII (1.40)	13,958.487	14.14	197,373
Qualified XII (1.45)	1,478.906	14.08	20,823
Qualified XII (1.50)	4,398.931	14.03	61,717
Qualified XV	7,481.557	14.64	109,530
Qualified XVI	58,204.419	14.03	816,608
Qualified XVII	10,745.594	14.30	153,662
Qualified XVIII	40,425.595	14.69	593,852
Qualified XXI	35,425.000	14.76	522,873
Qualified XXIV	62,104.022	14.67	911,066
Qualified XXV	59,365.306	14.70	872,670
Qualified XXVI	17,836.208	14.61	260,587
Qualified XXVII	241,500.186	5.37	1,296,856
Qualified XXXII	10,256.633	10.93	112,105
Qualified XXXIV (0.60)	13,129.548	9.51	124,862
	6,936,947.796		$ 89,883,079

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 4,320,519
Contracts in accumulation period:
ING MAP PLUS NP11	901.114	$ 10.78	9,714
ING MAP PLUS NP16	2,261.395	10.75	24,310
ING MAP PLUS NP17	6,689.023	10.75	71,907
ING MAP PLUS NP21	2,189.002	10.73	23,488
ING MAP PLUS NP23	616.604	10.72	6,610
ING MAP PLUS NP26	30.094	10.70	322
ING MAP PLUS NP27	16.168	10.70	173
ING MAP PLUS NP29	3,243.218	10.69	34,670
ING MAP PLUS NP7	7,900.555	10.80	85,326
ING MAP PLUS NP9	6,164.597	10.79	66,516
Qualified V	22.732	18.30	416
Qualified VI	12,053,612.460	18.54	223,473,975
Qualified VIII	5,250.998	18.53	97,301
Qualified X (1.15)	130,300.642	18.70	2,436,622
Qualified X (1.25)	1,224,653.991	18.54	22,705,085
Qualified XII (0.00)	127,121.662	10.71	1,361,473
Qualified XII (0.05)	391,453.509	19.38	7,586,369
Qualified XII (0.25)	714,615.670	11.87	8,482,488
Qualified XII (0.30)	100,124.176	11.83	1,184,469
Qualified XII (0.40)	466,832.452	19.66	9,177,926
Qualified XII (0.45)	423,973.891	11.72	4,968,974
Qualified XII (0.55)	223,076.718	11.64	2,596,613
Qualified XII (0.60)	325,584.483	11.60	3,776,780
Qualified XII (0.65)	88,982.180	11.56	1,028,634
Qualified XII (0.70)	765,777.257	11.52	8,821,754
Qualified XII (0.75)	1,294,852.393	11.49	14,877,854
Qualified XII (0.80)	3,127,840.720	12.77	39,942,526
Qualified XII (0.85)	1,005,097.861	19.17	19,267,726
Qualified XII (0.90)	67,929.163	12.31	836,208
Qualified XII (0.95)	623,072.857	19.01	11,844,615
Qualified XII (1.00)	4,222,763.180	18.93	79,936,907
Qualified XII (1.05)	278,888.913	18.85	5,257,056
Qualified XII (1.10)	166,098.401	18.77	3,117,667
Qualified XII (1.15)	259,832.246	18.70	4,858,863
Qualified XII (1.20)	34,593.501	18.62	644,131
Qualified XII (1.25)	116,478.263	18.54	2,159,507
Qualified XII (1.30)	13,198.483	18.46	243,644
Qualified XII (1.35)	18,808.863	18.39	345,895
Qualified XII (1.40)	65,981.813	18.31	1,208,127

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap (continued)
Qualified XII (1.45)	3,149.616	$ 18.24	$ 57,449
Qualified XII (1.50)	10,027.643	18.16	182,102
Qualified XV	37,365.982	18.99	709,580
Qualified XVI	188,039.032	18.19	3,420,430
Qualified XVII	79,075.803	18.68	1,477,136
Qualified XVIII	72,828.624	19.04	1,386,657
Qualified XXI	140,916.597	19.16	2,699,962
Qualified XXIV	131,731.250	19.04	2,508,163
Qualified XXV	133,995.645	19.06	2,553,957
Qualified XXVI	31,598.310	18.94	598,472
Qualified XXVII	2,392,048.506	18.74	44,826,989
Qualified XXVIII	721,286.403	18.68	13,473,630
Qualified XXXII	71,567.460	11.34	811,575
Qualified XXXIII (0.65)	5,765.980	10.67	61,523
Qualified XXXIV (0.60)	74,962.845	11.60	869,569
	32,461,190.944		$ 562,520,354

ING VP Index Plus MidCap
Currently payable annuity contracts:			$ 1,028,385
Contracts in accumulation period:
ING MAP PLUS NP14	10,297.788	$ 11.30	116,365
ING MAP PLUS NP16	653.587	11.29	7,379
ING MAP PLUS NP17	388.220	11.29	4,383
ING MAP PLUS NP21	1,025.022	11.27	11,552
ING MAP PLUS NP23	255.417	11.26	2,876
ING MAP PLUS NP26	16.904	11.24	190
ING MAP PLUS NP29	2,364.025	11.23	26,548
ING MAP PLUS NP30	32.263	11.22	362
ING MAP PLUS NP7	3,888.712	11.34	44,098
ING MAP PLUS NP9	1,377.317	11.33	15,605
Qualified V	8,032.921	18.59	149,332
Qualified VI	5,712,947.366	18.79	107,346,281
Qualified VIII	1,855.005	18.78	34,837
Qualified X (1.15)	67,226.586	18.92	1,271,927
Qualified X (1.25)	526,002.555	18.79	9,883,588
Qualified XII (0.05)	204,340.133	19.56	3,996,893
Qualified XII (0.15)	82,575.000	13.68	1,129,626
Qualified XII (0.25)	315,405.593	20.56	6,484,739
Qualified XII (0.30)	113,839.239	20.49	2,332,566
Qualified XII (0.40)	149,928.391	19.83	2,973,080
Qualified XII (0.45)	201,451.923	20.28	4,085,445
Qualified XII (0.55)	94,685.757	20.15	1,907,918

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap (continued)
Qualified XII (0.60)	417,848.954	$ 20.08	$ 8,390,407
Qualified XII (0.65)	101,888.611	20.02	2,039,810
Qualified XII (0.70)	315,249.824	19.95	6,289,234
Qualified XII (0.75)	442,115.385	19.89	8,793,675
Qualified XII (0.80)	2,047,007.950	19.37	39,650,544
Qualified XII (0.85)	577,038.290	19.30	11,136,839
Qualified XII (0.90)	24,389.605	19.24	469,256
Qualified XII (0.95)	402,880.448	19.18	7,727,247
Qualified XII (1.00)	2,898,090.162	19.11	55,382,503
Qualified XII (1.05)	197,865.879	19.05	3,769,345
Qualified XII (1.10)	149,319.231	18.98	2,834,079
Qualified XII (1.15)	89,722.675	18.92	1,697,553
Qualified XII (1.20)	20,823.383	18.86	392,729
Qualified XII (1.25)	104,291.059	18.79	1,959,629
Qualified XII (1.30)	12,305.873	18.73	230,489
Qualified XII (1.35)	8,427.852	18.67	157,348
Qualified XII (1.40)	50,145.513	18.61	933,208
Qualified XII (1.45)	7,191.478	18.54	133,330
Qualified XII (1.50)	10,138.312	18.48	187,356
Qualified XV	17,446.663	19.18	334,627
Qualified XVI	104,260.931	18.48	1,926,742
Qualified XVII	21,962.906	18.79	412,683
Qualified XVIII	27,288.132	18.79	512,744
Qualified XXI	56,916.960	19.34	1,100,774
Qualified XXIV	166,285.439	19.23	3,197,669
Qualified XXV	98,232.505	19.32	1,897,852
Qualified XXVI	32,925.313	19.20	632,166
Qualified XXVII	1,675,767.493	19.78	33,146,681
Qualified XXVIII	1,146,578.184	19.71	22,599,056
Qualified XXXII	15,226.707	11.72	178,457
Qualified XXXIII (0.65)	2,316.446	13.62	31,550
Qualified XXXIV (0.60)	23,444.124	20.08	470,758
	18,763,982.011		$ 361,470,315

ING VP Index Plus SmallCap
Currently payable annuity contracts:			$ 594,096
Contracts in accumulation period:
ING MAP PLUS NP10	3,463.783	$ 11.79	40,838
ING MAP PLUS NP16	2,375.935	11.76	27,941
ING MAP PLUS NP17	1,026.723	11.75	12,064
ING MAP PLUS NP29	30.625	11.69	358
ING MAP PLUS NP30	25.257	11.68	295

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap (continued)
ING MAP PLUS NP9	3,925.169	$ 11.80	$ 46,317
Qualified VI	3,206,207.143	14.70	47,131,245
Qualified VIII	809.190	14.69	11,887
Qualified X (1.15)	62,756.216	14.80	928,792
Qualified X (1.25)	310,165.714	14.70	4,559,436
Qualified XII (0.00)	23,271.662	14.68	341,628
Qualified XII (0.05)	196,547.582	15.30	3,007,178
Qualified XII (0.25)	195,697.797	16.34	3,197,702
Qualified XII (0.30)	76,283.732	16.29	1,242,662
Qualified XII (0.45)	91,919.963	16.13	1,482,669
Qualified XII (0.55)	36,942.947	16.02	591,826
Qualified XII (0.60)	228,857.483	15.97	3,654,854
Qualified XII (0.65)	31,742.426	15.91	505,022
Qualified XII (0.70)	172,604.351	15.86	2,737,505
Qualified XII (0.75)	210,974.130	15.81	3,335,501
Qualified XII (0.80)	1,240,295.313	15.15	18,790,474
Qualified XII (0.85)	338,780.331	15.10	5,115,583
Qualified XII (0.90)	14,247.973	15.05	214,432
Qualified XII (0.95)	241,959.133	15.00	3,629,387
Qualified XII (1.00)	1,031,397.458	14.95	15,419,392
Qualified XII (1.05)	63,033.960	14.90	939,206
Qualified XII (1.10)	50,781.886	14.85	754,111
Qualified XII (1.15)	70,347.500	14.80	1,041,143
Qualified XII (1.20)	10,934.373	14.75	161,282
Qualified XII (1.25)	67,253.606	14.70	988,628
Qualified XII (1.30)	627.167	14.65	9,188
Qualified XII (1.35)	4,882.945	14.60	71,291
Qualified XII (1.40)	21,397.938	14.55	311,340
Qualified XII (1.45)	2,460.759	14.50	35,681
Qualified XII (1.50)	2,041.730	14.45	29,503
Qualified XV	18,176.933	15.00	272,654
Qualified XVI	68,874.810	14.45	995,241
Qualified XVII	20,764.150	14.70	305,233
Qualified XVIII	43,727.211	14.70	642,790
Qualified XXI	20,569.511	15.12	311,011
Qualified XXIV	91,647.872	15.04	1,378,384
Qualified XXV	61,798.213	15.11	933,771
Qualified XXVI	16,039.507	15.01	240,753
Qualified XXVII	1,155,530.590	15.43	17,829,837
Qualified XXVIII	919,885.175	15.38	14,147,834
Qualified XXXII	14,044.508	12.29	172,607
Qualified XXXIII (0.65)	2,853.899	14.62	41,724
Qualified XXXIV (0.60)	15,909.017	15.97	254,067
	10,465,891.296		$ 158,486,363

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Equity
Currently payable annuity contracts:			$ 22,589
Contracts in accumulation period:
Qualified VI	632,047.296	$ 9.43	5,960,206
Qualified VIII	13.044	9.43	123
Qualified X (1.15)	6,359.052	9.50	60,411
Qualified X (1.25)	95,073.595	9.43	896,544
Qualified XII (0.05)	2,322.302	9.82	22,805
Qualified XII (0.15)	2,379.279	11.10	26,410
Qualified XII (0.25)	30,978.942	9.83	304,523
Qualified XII (0.30)	12,311.747	9.79	120,532
Qualified XII (0.40)	97,452.865	9.95	969,656
Qualified XII (0.45)	24,599.485	9.70	238,615
Qualified XII (0.55)	2,141.640	9.63	20,624
Qualified XII (0.60)	43,987.295	10.94	481,221
Qualified XII (0.65)	6,968.338	9.57	66,687
Qualified XII (0.70)	52,188.574	9.54	497,879
Qualified XII (0.75)	12,622.082	9.51	120,036
Qualified XII (0.80)	67,801.954	9.72	659,035
Qualified XII (0.85)	86,698.865	9.69	840,112
Qualified XII (0.90)	1,493.685	9.66	14,429
Qualified XII (0.95)	47,928.898	9.62	461,076
Qualified XII (1.00)	105,850.678	9.59	1,015,108
Qualified XII (1.05)	15,207.426	9.56	145,383
Qualified XII (1.10)	11,277.019	9.53	107,470
Qualified XII (1.15)	7,408.316	9.50	70,379
Qualified XII (1.20)	1,712.896	9.46	16,204
Qualified XII (1.25)	14,063.945	9.43	132,623
Qualified XII (1.35)	703.522	9.37	6,592
Qualified XII (1.40)	6,564.989	9.34	61,317
Qualified XII (1.45)	45.865	9.31	427
Qualified XII (1.50)	1,832.759	9.28	17,008
Qualified XV	2,344.387	9.62	22,553
Qualified XVI	13,835.561	9.28	128,394
Qualified XVIII	6,874.019	9.43	64,822
Qualified XXI	6,370.442	9.71	61,857
Qualified XXIV	22,318.963	9.65	215,378
Qualified XXV	12,019.485	9.70	116,589
Qualified XXVI	382.243	9.63	3,681
Qualified XXVII	54,101.937	6.71	363,024
Qualified XXXII	465.928	12.18	5,675
Qualified XXXIV (0.60)	202.285	10.94	2,213
	1,508,951.603		$ 14,340,210

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company
Currently payable annuity contracts:			$ 484,755
Contracts in accumulation period:
Qualified V	320.822	$ 21.90	7,026
Qualified VI	2,636,926.477	22.17	58,460,660
Qualified VIII	1,103.701	22.16	24,458
Qualified X (1.15)	39,059.418	22.35	872,978
Qualified X (1.25)	316,370.636	22.17	7,013,937
Qualified XII (0.00)	30,744.783	12.46	383,080
Qualified XII (0.05)	36,192.225	23.15	837,850
Qualified XII (0.25)	118,229.364	15.87	1,876,300
Qualified XII (0.30)	80,997.217	15.81	1,280,566
Qualified XII (0.40)	219,573.114	23.47	5,153,381
Qualified XII (0.45)	91,184.228	15.66	1,427,945
Qualified XII (0.55)	57,476.864	15.56	894,340
Qualified XII (0.60)	274,222.452	15.50	4,250,448
Qualified XII (0.65)	41,749.320	15.45	645,027
Qualified XII (0.70)	279,249.221	15.40	4,300,438
Qualified XII (0.75)	522,075.114	15.35	8,013,853
Qualified XII (0.80)	1,718,729.595	16.32	28,049,667
Qualified XII (0.85)	270,368.124	22.87	6,183,319
Qualified XII (0.90)	21,355.063	15.80	337,410
Qualified XII (0.95)	138,534.068	22.69	3,143,338
Qualified XII (1.00)	980,499.204	22.61	22,169,087
Qualified XII (1.05)	95,884.458	22.52	2,159,318
Qualified XII (1.10)	52,216.095	22.43	1,171,207
Qualified XII (1.15)	87,891.499	22.35	1,964,375
Qualified XII (1.20)	16,679.874	22.26	371,294
Qualified XII (1.25)	38,793.775	22.17	860,058
Qualified XII (1.30)	7,599.683	22.09	167,877
Qualified XII (1.35)	2,134.727	22.00	46,964
Qualified XII (1.40)	26,280.155	21.92	576,061
Qualified XII (1.45)	2,451.214	21.83	53,510
Qualified XII (1.50)	5,623.402	21.75	122,309
Qualified XV	9,937.990	22.69	225,493
Qualified XVI	58,199.356	21.75	1,265,836
Qualified XVII	8,472.215	22.17	187,829
Qualified XVIII	14,215.547	22.77	323,688
Qualified XXI	26,937.222	22.89	616,593
Qualified XXIV	79,181.047	22.74	1,800,577
Qualified XXV	43,219.789	22.79	984,979
Qualified XXVI	10,561.324	22.65	239,214
Qualified XXVII	519,293.557	11.02	5,722,615
Qualified XXVIII	56,367.292	11.74	661,752
Qualified XXXII	15,288.552	11.53	176,277
Qualified XXXIII (0.65)	367.688	12.41	4,563
Qualified XXXIV (0.60)	17,191.484	15.50	266,468
	9,069,748.955		$ 175,778,720

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity
Contracts in accumulation period:
Qualified V	216.151	$ 17.77	$ 3,841
Qualified VI	1,889,964.944	18.00	34,019,369
Qualified VIII	644.691	17.99	11,598
Qualified X (1.15)	41,012.900	18.14	743,974
Qualified X (1.25)	190,637.778	18.00	3,431,480
Qualified XII (0.00)	32,286.494	9.70	313,179
Qualified XII (0.05)	5,534.593	18.79	103,995
Qualified XII (0.25)	190,743.622	12.70	2,422,444
Qualified XII (0.30)	53,494.234	12.66	677,237
Qualified XII (0.45)	21,558.419	12.53	270,127
Qualified XII (0.55)	186,341.124	12.45	2,319,947
Qualified XII (0.60)	166,604.754	12.41	2,067,565
Qualified XII (0.65)	15,981.406	12.37	197,690
Qualified XII (0.70)	248,943.147	12.33	3,069,469
Qualified XII (0.75)	344,181.123	12.29	4,229,986
Qualified XII (0.80)	635,659.377	13.49	8,575,045
Qualified XII (0.85)	235,565.949	18.56	4,372,104
Qualified XII (0.90)	21,027.321	13.14	276,299
Qualified XII (0.95)	149,673.833	18.42	2,756,992
Qualified XII (1.00)	798,182.670	18.35	14,646,652
Qualified XII (1.05)	63,731.455	18.28	1,165,011
Qualified XII (1.10)	36,914.717	18.21	672,217
Qualified XII (1.15)	54,581.863	18.14	990,115
Qualified XII (1.20)	30,067.239	18.07	543,315
Qualified XII (1.25)	32,827.111	18.00	590,888
Qualified XII (1.30)	7,191.634	17.93	128,946
Qualified XII (1.35)	2,965.398	17.86	52,962
Qualified XII (1.40)	15,601.855	17.79	277,557
Qualified XII (1.45)	1,021.050	17.72	18,093
Qualified XII (1.50)	3,315.807	17.65	58,524
Qualified XV	3,011.835	18.42	55,478
Qualified XVI	33,789.632	17.65	596,387
Qualified XVII	9,238.445	18.00	166,292
Qualified XVIII	7,420.617	18.48	137,133
Qualified XXI	25,183.845	18.57	467,664
Qualified XXIV	41,035.807	18.46	757,521
Qualified XXV	31,547.946	18.50	583,637
Qualified XXVI	8,121.382	18.38	149,271
Qualified XXVII	817,816.837	13.72	11,220,447
Qualified XXVIII	509,358.742	13.67	6,962,934
Qualified XXXII	7,239.399	11.32	81,950
Qualified XXXIII (0.65)	23.913	9.66	231
Qualified XXXIV (0.60)	14,748.187	12.41	183,025
	6,985,009.246		$ 110,368,591

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Financial Services
Contracts in accumulation period:
Qualified VI	8,717.177	$ 11.12	$ 96,935
Qualified X (1.25)	34.266	11.44	392
Qualified XII (0.75)	0.179	11.16	2
Qualified XII (0.80)	1,477.778	11.16	16,492
Qualified XII (0.85)	933.364	11.15	10,407
Qualified XII (0.95)	9.686	11.15	108
Qualified XII (1.00)	5,499.461	11.14	61,264
Qualified XII (1.05)	156.822	11.14	1,747
Qualified XII (1.25)	523.112	11.12	5,817
Qualified XXIV	117.445	11.35	1,333
	17,469.290		$ 194,497

ING VP International Value
Currently payable annuity contracts:			$ 287,214
Contracts in accumulation period:
ING MAP PLUS NP17	1,297.920	$ 11.54	14,978
ING MAP PLUS NP26	6.527	11.49	75
ING MAP PLUS NP27	25.849	11.49	297
ING MAP PLUS NP7	515.703	11.59	5,977
Qualified V	6,256.525	11.80	73,827
Qualified VI	845,792.080	11.87	10,039,552
Qualified X (1.15)	24,052.897	11.91	286,470
Qualified X (1.25)	183,335.973	11.87	2,176,198
Qualified XII (0.30)	10,661.746	12.26	130,713
Qualified XII (0.40)	75,769.721	12.22	925,906
Qualified XII (0.45)	4,546.885	12.20	55,472
Qualified XII (0.55)	25,881.744	12.16	314,722
Qualified XII (0.60)	11,159.852	12.13	135,369
Qualified XII (0.65)	23,580.347	12.11	285,558
Qualified XII (0.70)	61,310.836	12.09	741,248
Qualified XII (0.75)	390,089.809	12.07	4,708,384
Qualified XII (0.80)	359,887.137	12.05	4,336,640
Qualified XII (0.85)	68,875.312	12.03	828,570
Qualified XII (0.90)	1,708.327	12.01	20,517
Qualified XII (0.95)	66,697.081	11.99	799,698
Qualified XII (1.00)	2,256,852.966	11.97	27,014,530
Qualified XII (1.05)	25,396.067	11.95	303,483
Qualified XII (1.10)	20,979.631	11.93	250,287
Qualified XII (1.15)	64,416.037	11.91	767,195
Qualified XII (1.20)	3,068.965	11.89	36,490
Qualified XII (1.25)	12,651.980	11.87	150,179

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Value (continued)

Qualified XII (1.30)	1,541.941	$ 11.85	$ 18,272
Qualified XII (1.35)	937.394	11.82	11,080
Qualified XII (1.40)	5,529.746	11.80	65,251
Qualified XII (1.45)	866.723	11.78	10,210
Qualified XII (1.50)	1,088.520	11.76	12,801
Qualified XV	7,220.934	11.99	86,579
Qualified XVI	12,453.316	11.76	146,451
Qualified XVII	2,461.921	11.87	29,223
Qualified XVIII	15,740.522	11.87	186,840
Qualified XXI	3,691.784	12.05	44,486
Qualified XXIV	39,381.198	12.02	473,362
Qualified XXV	10,472.030	12.12	126,921
Qualified XXVI	2,898.917	12.01	34,816
Qualified XXVIII	167,823.331	13.33	2,237,085
Qualified XXXII	972.309	12.17	11,833
Qualified XXXIII (0.65)	11,146.390	12.05	134,314
Qualified XXXIV (0.60)	4,962.490	12.13	60,195
	4,834,007.383		$ 58,379,268

ING VP MagnaCap
Contracts in accumulation period:
Qualified VI	100,037.710	$ 9.52	$ 952,359
Qualified XII (0.60)	125.000	9.68	1,210
Qualified XII (0.65)	226.577	9.67	2,191
Qualified XII (0.70)	253.106	9.66	2,445
Qualified XII (0.80)	3,823.883	9.63	36,824
Qualified XII (0.85)	21,790.541	9.62	209,625
Qualified XII (0.90)	243.496	9.61	2,340
Qualified XII (0.95)	6,188.425	9.59	59,347
Qualified XII (1.00)	26,072.338	9.58	249,773
Qualified XII (1.05)	2,470.846	9.57	23,646
Qualified XII (1.10)	831.727	9.55	7,943
Qualified XII (1.15)	1,382.809	9.54	13,192
Qualified XII (1.20)	87.618	9.53	835
Qualified XII (1.25)	2,700.421	9.52	25,708
Qualified XII (1.35)	304.110	9.49	2,886
Qualified XII (1.40)	143.777	9.48	1,363
Qualified XII (1.45)	4.863	9.46	46
Qualified XII (1.50)	791.006	9.45	7,475
Qualified XVI	239.683	9.45	2,265
Qualified XXI	1,186.812	9.63	11,429
Qualified XXIV	11,770.582	9.62	113,233
Qualified XXV	2,125.310	9.68	20,573
Qualified XXVI	106.451	9.61	1,023
Qualified XXXIV (0.60)	22.624	9.68	219
	182,929.715		$ 1,747,950

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities
Contracts in accumulation period:
Qualified VI	250,795.136	$ 10.28	$ 2,578,174
Qualified X (1.15)	10,821.317	10.32	111,676
Qualified X (1.25)	41,747.665	10.28	429,166
Qualified XII (0.55)	15,350.142	10.53	161,637
Qualified XII (0.60)	2,965.442	11.43	33,895
Qualified XII (0.65)	2,002.667	10.50	21,028
Qualified XII (0.70)	7,440.362	10.48	77,975
Qualified XII (0.75)	2,680.497	10.46	28,038
Qualified XII (0.80)	44,281.130	10.44	462,295
Qualified XII (0.85)	14,596.929	10.42	152,100
Qualified XII (0.90)	793.948	10.41	8,265
Qualified XII (0.95)	36,782.291	10.39	382,168
Qualified XII (1.00)	48,115.911	10.37	498,962
Qualified XII (1.05)	6,323.961	10.35	65,453
Qualified XII (1.10)	6,064.216	10.34	62,704
Qualified XII (1.15)	857.074	10.32	8,845
Qualified XII (1.20)	761.359	10.30	7,842
Qualified XII (1.25)	5,605.447	10.28	57,624
Qualified XII (1.30)	29.727	10.26	305
Qualified XII (1.35)	310.830	10.25	3,186
Qualified XII (1.40)	2,400.880	10.23	24,561
Qualified XII (1.45)	1,227.522	10.21	12,533
Qualified XII (1.50)	592.738	10.19	6,040
Qualified XV	82.194	10.39	854
Qualified XVI	6,239.254	10.19	63,578
Qualified XVIII	4,041.245	10.28	41,544
Qualified XXI	3,321.456	10.44	34,676
Qualified XXIV	11,118.138	10.42	115,851
Qualified XXV	4,921.619	10.50	51,677
Qualified XXVI	1,494.237	10.41	15,555
Qualified XXXIV (0.60)	2,408.399	11.43	27,528
	536,173.733		$ 5,545,735

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Real Estate
Contracts in accumulation period:
Qualified VI	659,404.899	$ 13.88	$ 9,152,540
Qualified X (1.15)	5,823.542	13.89	80,889
Qualified X (1.25)	41,062.968	13.88	569,954
Qualified XII (0.55)	545.018	13.95	7,603
Qualified XII (0.65)	65.208	13.94	909
Qualified XII (0.70)	2,923.960	13.94	40,760
Qualified XII (0.75)	1,342.140	13.93	18,696
Qualified XII (0.80)	610,444.006	13.93	8,503,485
Qualified XII (0.85)	21,014.224	13.92	292,518
Qualified XII (0.90)	108.333	13.92	1,508
Qualified XII (0.95)	18,544.285	13.91	257,951
Qualified XII (1.00)	341,616.391	13.91	4,751,884
Qualified XII (1.05)	9,097.338	13.90	126,453
Qualified XII (1.10)	3,096.978	13.90	43,048
Qualified XII (1.15)	10,565.443	13.89	146,754
Qualified XII (1.20)	290.857	13.89	4,040
Qualified XII (1.25)	3,731.484	13.88	51,793
Qualified XII (1.30)	467.507	13.88	6,489
Qualified XII (1.35)	29.560	13.87	410
Qualified XII (1.40)	1,375.703	13.87	19,081
Qualified XII (1.45)	0.216	13.87	3
Qualified XII (1.50)	855.484	13.86	11,857
Qualified XVI	2,647.403	13.86	36,693
Qualified XVIII	3,202.522	13.88	44,451
Qualified XXIV	84,960.456	13.58	1,153,763
Qualified XXVII	135,857.512	13.91	1,889,778
Qualified XXXII	838.400	13.88	11,637
	1,959,911.837		$ 27,224,947

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities
Contracts in accumulation period:
Qualified V	128.591	$ 7.38	$ 949
Qualified VI	261,279.650	7.42	1,938,695
Qualified VIII	126.415	7.42	938
Qualified X (1.25)	55,719.677	7.42	413,440
Qualified XII (0.40)	78,599.345	7.64	600,499
Qualified XII (0.45)	10,727.655	7.63	81,852
Qualified XII (0.55)	354,764.079	7.60	2,696,207
Qualified XII (0.60)	5,796.906	8.08	46,839
Qualified XII (0.65)	9,229.156	7.58	69,957
Qualified XII (0.70)	14,063.889	7.56	106,323
Qualified XII (0.75)	52,532.583	7.55	396,621
Qualified XII (0.80)	55,768.303	7.54	420,493
Qualified XII (0.85)	14,721.675	7.52	110,707
Qualified XII (0.90)	309.854	7.51	2,327
Qualified XII (0.95)	10,741.334	7.50	80,560
Qualified XII (1.00)	86,221.391	7.48	644,936
Qualified XII (1.05)	6,479.116	7.47	48,399
Qualified XII (1.10)	4,123.726	7.46	30,763
Qualified XII (1.15)	1,799.731	7.45	13,408
Qualified XII (1.20)	2,396.904	7.43	17,809
Qualified XII (1.25)	8,829.919	7.42	65,518
Qualified XII (1.35)	638.566	7.39	4,719
Qualified XII (1.40)	3,099.593	7.38	22,875
Qualified XII (1.45)	293.623	7.37	2,164
Qualified XII (1.50)	1,646.060	7.36	12,115
Qualified XV	471.333	7.50	3,535
Qualified XVI	8,595.517	7.36	63,263
Qualified XVIII	5,768.059	7.42	42,799
Qualified XXI	722.679	7.54	5,449
Qualified XXIV	16,951.064	7.52	127,472
Qualified XXV	11,772.691	7.58	89,237
Qualified XXVI	1,234.088	7.51	9,268
Qualified XXXIV (0.60)	969.554	8.08	7,834
	1,086,522.726		$ 8,177,970

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Real Estate
Contracts in accumulation period:
ING MAP PLUS NP10	2,983.542	$ 12.76	$ 38,070
ING MAP PLUS NP15	69.835	12.73	889
ING MAP PLUS NP16	3,267.479	12.73	41,595
ING MAP PLUS NP17	2,494.340	12.72	31,728
ING MAP PLUS NP19	1,174.665	12.71	14,930
ING MAP PLUS NP22	12,136.249	12.69	154,009
ING MAP PLUS NP30	77.944	12.65	986
	22,204.054		$ 282,207

Janus Advisor Series Balanced
Contracts in accumulation period:
Qualified XII (1.00)	8.071	$ 11.40	$ 92
	8.071		$ 92

Janus Aspen Balanced
Currently payable annuity contracts:			$ 258,468
Contracts in accumulation period:
Qualified V	761.214	$ 24.88	18,939
Qualified VI	5,950,152.890	25.26	150,300,862
Qualified VIII	4,110.618	25.24	103,752
Qualified X (1.15)	78,493.538	26.46	2,076,939
Qualified X (1.25)	712,694.964	26.21	18,679,735
Qualified XII (0.05)	59,741.326	26.40	1,577,171
Qualified XII (0.15)	105,721.652	11.50	1,215,799
Qualified XII (0.25)	311,111.355	15.94	4,959,115
Qualified XII (0.30)	148,874.055	15.88	2,364,120
Qualified XII (0.40)	531,902.011	23.87	12,696,501
Qualified XII (0.45)	553,170.502	15.73	8,701,372
Qualified XII (0.55)	474,298.655	15.62	7,408,545
Qualified XII (0.60)	33,226.332	15.57	517,334
Qualified XII (0.65)	58,434.343	15.52	906,901
Qualified XII (0.70)	483,683.581	15.47	7,482,585
Qualified XII (0.75)	807,820.882	15.42	12,456,598
Qualified XII (0.80)	843,134.136	16.61	14,004,458
Qualified XII (0.85)	493,644.588	23.28	11,492,046
Qualified XII (0.90)	37,701.421	16.18	610,009
Qualified XII (0.95)	360,479.333	23.08	8,319,863
Qualified XII (1.00)	1,730,560.400	22.98	39,768,278
Qualified XII (1.05)	259,170.367	22.88	5,929,818
Qualified XII (1.10)	161,442.494	22.78	3,677,660
Qualified XII (1.15)	99,264.771	22.68	2,251,325
Qualified XII (1.20)	40,486.670	22.58	914,189

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Balanced (continued)
Qualified XII (1.25)	107,355.047	$ 22.49	$ 2,414,415
Qualified XII (1.30)	8,067.352	22.39	180,628
Qualified XII (1.35)	17,913.863	22.29	399,300
Qualified XII (1.40)	56,849.549	22.20	1,262,060
Qualified XII (1.45)	5,603.710	22.10	123,842
Qualified XII (1.50)	7,456.111	22.01	164,109
Qualified XV	16,292.697	25.88	421,655
Qualified XVI	135,065.927	24.77	3,345,583
Qualified XVII	5,992.636	25.26	151,374
Qualified XVIII	25,860.969	26.21	677,816
Qualified XXI	53,775.930	26.09	1,403,014
Qualified XXIV	141,346.540	23.12	3,267,932
Qualified XXV	177,086.550	25.80	4,568,833
Qualified XXVI	24,726.609	25.63	633,743
Qualified XXVII	1,025,397.813	10.06	10,315,502
Qualified XXXII	39,137.603	10.93	427,774
Qualified XXXIII (0.65)	4,920.943	11.46	56,394
Qualified XXXIV (0.60)	541,868.337	15.57	8,436,890
	16,734,800.284		$ 356,943,246

Janus Aspen Capital Appreciation
Contracts in accumulation period:
Qualified X (1.25)	37,576.369	$ 11.51	$ 432,504
Qualified XVIII	2,807.124	11.51	32,310
Qualified XXVII	324,385.147	8.55	2,773,493
	364,768.640		$ 3,238,307

Janus Aspen Flexible Income
Contracts in accumulation period:
Qualified V	333.698	$ 20.09	$ 6,704
Qualified VI	1,416,300.000	20.42	28,920,846
Qualified VIII	200.833	20.41	4,099
Qualified X (1.15)	11,783.370	13.83	162,964
Qualified X (1.25)	176,770.888	13.74	2,428,832
Qualified XII (0.05)	15,602.810	21.35	333,120
Qualified XII (0.15)	15,138.386	12.27	185,748
Qualified XII (0.25)	90,318.853	14.64	1,322,268
Qualified XII (0.30)	130,922.260	14.60	1,911,465
Qualified XII (0.40)	173,296.632	18.11	3,138,402
Qualified XII (0.45)	92,521.868	14.45	1,336,941
Qualified XII (0.55)	65,115.877	14.36	935,064
Qualified XII (0.60)	105,125.227	14.31	1,504,342

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Flexible Income (continued)
Qualified XII (0.65)	48,954.979	$ 14.26	$ 698,098
Qualified XII (0.70)	239,641.561	14.22	3,407,703
Qualified XII (0.75)	263,604.305	14.17	3,735,273
Qualified XII (0.80)	273,284.050	14.42	3,940,756
Qualified XII (0.85)	196,824.689	17.66	3,475,924
Qualified XII (0.90)	10,368.877	14.33	148,586
Qualified XII (0.95)	146,978.584	17.51	2,573,595
Qualified XII (1.00)	591,157.970	17.44	10,309,795
Qualified XII (1.05)	63,822.235	17.36	1,107,954
Qualified XII (1.10)	94,388.953	17.29	1,631,985
Qualified XII (1.15)	22,338.699	17.21	384,449
Qualified XII (1.20)	19,865.636	17.14	340,497
Qualified XII (1.25)	36,460.141	17.06	622,010
Qualified XII (1.30)	1,801.765	16.99	30,612
Qualified XII (1.35)	8,609.515	16.92	145,673
Qualified XII (1.40)	23,430.404	16.84	394,568
Qualified XII (1.45)	3,732.260	16.77	62,590
Qualified XII (1.50)	4,474.132	16.70	74,718
Qualified XV	10,709.273	20.92	224,038
Qualified XVI	33,591.613	20.03	672,840
Qualified XVII	2,896.719	20.42	59,151
Qualified XVIII	5,387.845	13.74	74,029
Qualified XXI	15,752.417	21.10	332,376
Qualified XXIV	40,553.877	17.54	711,315
Qualified XXV	19,215.484	20.86	400,835
Qualified XXVI	10,197.251	20.73	211,389
Qualified XXXII	2,964.660	10.30	30,536
Qualified XXXIII (0.65)	1,008.994	12.23	12,340
Qualified XXXIV (0.60)	11,507.058	14.31	164,666
	4,496,954.648		$ 78,169,096

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth
Currently payable annuity contracts:			$ 359,229
Contracts in accumulation period:
Qualified I	48.354	$ 15.49	749
Qualified V	1,523.277	17.70	26,962
Qualified VI	4,180,956.936	17.95	75,048,177
Qualified VIII	2,805.070	17.95	50,351
Qualified X (1.15)	28,575.284	19.38	553,789
Qualified X (1.25)	437,330.625	19.20	8,396,748
Qualified XII (0.05)	21,325.320	18.76	400,063
Qualified XII (0.15)	79,740.498	9.63	767,901
Qualified XII (0.25)	215,724.815	10.80	2,329,828
Qualified XII (0.30)	144,418.942	10.77	1,555,392
Qualified XII (0.40)	379,229.957	16.29	6,177,656
Qualified XII (0.45)	143,345.497	10.66	1,528,063
Qualified XII (0.55)	62,609.821	10.59	663,038
Qualified XII (0.60)	381,881.517	10.55	4,028,850
Qualified XII (0.65)	69,913.403	10.52	735,489
Qualified XII (0.70)	605,402.195	10.48	6,344,615
Qualified XII (0.75)	295,205.933	10.45	3,084,902
Qualified XII (0.80)	720,882.199	11.46	8,261,310
Qualified XII (0.85)	493,053.023	15.88	7,829,682
Qualified XII (0.90)	49,287.161	11.06	545,116
Qualified XII (0.95)	225,860.698	15.75	3,557,306
Qualified XII (1.00)	989,902.806	15.68	15,521,676
Qualified XII (1.05)	147,917.873	15.61	2,308,998
Qualified XII (1.10)	124,258.585	15.55	1,932,221
Qualified XII (1.15)	55,355.685	15.48	856,906
Qualified XII (1.20)	11,320.247	15.41	174,445
Qualified XII (1.25)	54,886.766	15.34	841,963
Qualified XII (1.30)	5,193.521	15.28	79,357
Qualified XII (1.35)	6,770.085	15.21	102,973
Qualified XII (1.40)	30,587.525	15.15	463,401
Qualified XII (1.45)	1,147.480	15.08	17,304
Qualified XII (1.50)	9,887.616	15.02	148,512
Qualified XV	22,030.397	18.39	405,139
Qualified XVI	108,343.271	17.61	1,907,925
Qualified XVII	13,946.630	17.95	250,342
Qualified XVIII	21,896.719	19.20	420,417
Qualified XXI	68,970.135	18.55	1,279,396
Qualified XXII	264.316	18.72	4,948
Qualified XXIV	112,201.394	15.78	1,770,538
Qualified XXV	105,124.700	18.34	1,927,987

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth (continued)

Qualified XXVI	22,146.323	$ 18.22	$ 403,506
Qualified XXVII	1,579,855.078	19.79	31,265,332
Qualified XXVIII	228,629.690	19.67	4,497,146
Qualified XXXII	35,849.338	10.58	379,286
Qualified XXXIII (0.65)	219.792	9.60	2,110
Qualified XXXIV (0.60)	27,871.469	10.55	294,044
	12,323,697.966		$ 199,501,088

Janus Aspen Mid Cap Growth
Contracts in accumulation period:
Qualified I	41.156	$ 14.87	$ 612
Qualified V	877.390	20.92	18,355
Qualified VI	8,889,785.607	21.26	188,996,842
Qualified VIII	9,449.694	21.25	200,806
Qualified X (1.15)	23,824.843	20.73	493,889
Qualified X (1.25)	815,087.531	20.53	16,733,747
Qualified XII (0.05)	115,819.982	22.22	2,573,520
Qualified XII (0.15)	206,811.243	10.94	2,262,515
Qualified XII (0.25)	515,553.705	13.09	6,748,598
Qualified XII (0.30)	446,772.873	13.05	5,830,386
Qualified XII (0.45)	456,123.065	12.92	5,893,110
Qualified XII (0.55)	113,095.869	12.83	1,451,020
Qualified XII (0.60)	789,107.819	12.79	10,092,689
Qualified XII (0.65)	99,290.431	12.75	1,265,953
Qualified XII (0.70)	799,977.262	12.71	10,167,711
Qualified XII (0.75)	844,106.319	12.66	10,686,386
Qualified XII (0.80)	1,637,608.376	13.61	22,287,850
Qualified XII (0.85)	1,163,046.567	14.71	17,108,415
Qualified XII (0.90)	57,773.910	13.30	768,393
Qualified XII (0.95)	734,812.689	14.58	10,713,569
Qualified XII (1.00)	2,758,953.031	14.52	40,059,998
Qualified XII (1.05)	340,366.528	14.46	4,921,700
Qualified XII (1.10)	272,267.986	14.40	3,920,659
Qualified XII (1.15)	161,763.573	14.33	2,318,072
Qualified XII (1.20)	45,237.421	14.27	645,538
Qualified XII (1.25)	118,948.065	14.21	1,690,252
Qualified XII (1.30)	7,648.481	14.15	108,226
Qualified XII (1.35)	29,900.497	14.09	421,298
Qualified XII (1.40)	78,426.942	14.03	1,100,330
Qualified XII (1.45)	2,239.585	13.97	31,287
Qualified XII (1.50)	23,491.302	13.91	326,764
Qualified XV	65,531.221	21.78	1,427,270

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Mid Cap Growth (continued)
Qualified XVI	209,514.094	$ 20.86	$ 4,370,464
Qualified XVII	27,191.392	21.26	578,089
Qualified XVIII	27,679.396	20.53	568,258
Qualified XXI	182,201.365	21.97	4,002,964
Qualified XXII	43.843	22.17	972
Qualified XXIV	370,418.960	14.61	5,411,821
Qualified XXV	267,172.882	21.72	5,802,995
Qualified XXVI	76,241.937	21.58	1,645,301
Qualified XXVII	2,256,189.603	24.72	55,773,007
Qualified XXVIII	289,261.986	24.57	7,107,167
Qualified XXXII	30,648.450	12.26	375,750
Qualified XXXIV (0.60)	112,053.245	12.79	1,433,161
	25,472,358.116		$ 458,335,709

Janus Aspen Worldwide Growth
Currently payable annuity contracts:			$ 519,898
Contracts in accumulation period:
Qualified V	820.774	$ 20.41	16,752
Qualified VI	8,351,236.138	20.56	171,701,415
Qualified VIII	8,624.500	20.49	176,716
Qualified X (1.15)	47,800.171	23.32	1,114,700
Qualified X (1.25)	806,681.334	23.09	18,626,272
Qualified XII (0.05)	86,381.200	21.49	1,856,332
Qualified XII (0.15)	125,431.118	9.48	1,189,087
Qualified XII (0.25)	683,019.029	10.51	7,178,530
Qualified XII (0.30)	213,825.954	10.48	2,240,896
Qualified XII (0.40)	383,966.872	17.87	6,861,488
Qualified XII (0.45)	691,100.675	10.37	7,166,714
Qualified XII (0.55)	163,286.699	10.30	1,681,853
Qualified XII (0.60)	790,819.766	10.27	8,121,719
Qualified XII (0.65)	108,910.058	10.24	1,115,239
Qualified XII (0.70)	1,004,140.785	10.20	10,242,236
Qualified XII (0.75)	995,706.785	10.17	10,126,338
Qualified XII (0.80)	1,435,110.906	11.92	17,106,522
Qualified XII (0.85)	873,972.002	17.43	15,233,332
Qualified XII (0.90)	71,081.261	11.58	823,121
Qualified XII (0.95)	596,642.419	17.28	10,309,981
Qualified XII (1.00)	2,030,795.407	17.20	34,929,681
Qualified XII (1.05)	340,989.142	17.13	5,841,144
Qualified XII (1.10)	212,534.193	17.05	3,623,708
Qualified XII (1.15)	165,203.651	16.98	2,805,158
Qualified XII (1.20)	35,848.788	16.91	606,203

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Worldwide Growth (continued)
Qualified XII (1.25)	69,875.045	$ 16.83	$ 1,175,997
Qualified XII (1.30)	7,636.217	16.76	127,983
Qualified XII (1.35)	16,806.111	16.69	280,494
Qualified XII (1.40)	55,159.567	16.62	916,752
Qualified XII (1.45)	2,765.861	16.55	45,775
Qualified XII (1.50)	19,870.249	16.47	327,263
Qualified XV	48,324.121	21.06	1,017,706
Qualified XVI	197,373.376	20.17	3,981,021
Qualified XVII	36,361.479	20.56	747,592
Qualified XVIII	37,079.298	23.09	856,161
Qualified XXI	105,840.160	21.24	2,248,045
Qualified XXII	1,017.817	21.44	21,822
Qualified XXIV	250,240.554	17.31	4,331,664
Qualified XXV	139,748.238	21.00	2,934,713
Qualified XXVI	48,080.115	20.87	1,003,432
Qualified XXVII	2,326,339.432	23.23	54,040,865
Qualified XXVIII	385,185.275	23.09	8,893,928
Qualified XXXII	52,890.968	10.85	573,867
Qualified XXXIV (0.60)	82,855.306	10.27	850,924
	24,107,378.816		$ 425,591,039

Janus Twenty
Contracts in accumulation period:
Qualified XII (0.95)	84,713.559	$ 5.90	$ 499,810
Qualified XII (1.10)	39,284.327	5.87	230,599
	123,997.886		$ 730,409

Lord Abbett Affiliated
Contracts in accumulation period:
ING MAP PLUS NP10	289.369	$ 11.10	$ 3,212
ING MAP PLUS NP14	623.556	11.08	6,909
ING MAP PLUS NP15	2,642.006	11.07	29,247
ING MAP PLUS NP16	8,800.452	11.07	97,421
ING MAP PLUS NP17	2,583.363	11.06	28,572
ING MAP PLUS NP22	3,498.460	11.04	38,623
ING MAP PLUS NP23	174.343	11.03	1,923
ING MAP PLUS NP26	1,397.641	11.02	15,402
	20,009.190		$ 221,309

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Growth and Income
Currently payable annuity contracts:			$ 682,674
Contracts in accumulation period:
Qualified V	1,394.751	$ 11.24	15,677
Qualified VI	3,951,615.650	11.31	44,692,773
Qualified VIII	4,402.832	11.30	49,752
Qualified X (1.15)	101,882.540	11.34	1,155,348
Qualified X (1.25)	686,678.692	11.31	7,766,336
Qualified XII (0.45)	796.213	11.62	9,252
Qualified XII (0.55)	200,109.586	11.58	2,317,269
Qualified XII (0.60)	46,852.574	11.85	555,203
Qualified XII (0.65)	71,097.487	11.54	820,465
Qualified XII (0.70)	191,700.695	11.52	2,208,392
Qualified XII (0.75)	236,532.087	11.50	2,720,119
Qualified XII (0.80)	578,567.945	11.48	6,641,960
Qualified XII (0.85)	738,287.609	11.46	8,460,776
Qualified XII (0.90)	20,383.828	11.44	233,191
Qualified XII (0.95)	285,912.960	11.42	3,265,126
Qualified XII (1.00)	1,645,556.491	11.40	18,759,344
Qualified XII (1.05)	128,257.645	11.38	1,459,572
Qualified XII (1.10)	121,409.595	11.36	1,379,213
Qualified XII (1.15)	37,600.176	11.34	426,386
Qualified XII (1.20)	28,089.585	11.33	318,255
Qualified XII (1.25)	85,275.685	11.31	964,468
Qualified XII (1.30)	9,718.334	11.29	109,720
Qualified XII (1.35)	3,821.473	11.27	43,068
Qualified XII (1.40)	31,920.978	11.25	359,111
Qualified XII (1.45)	4,484.150	11.23	50,357
Qualified XII (1.50)	24,465.032	11.21	274,253
Qualified XV	12,474.168	11.42	142,455
Qualified XVI	77,390.009	11.21	867,542
Qualified XVII	18,851.105	11.31	213,206
Qualified XVIII	24,234.748	11.31	274,095
Qualified XXI	48,282.840	11.48	554,287
Qualified XXIV	56,108.465	11.46	643,003
Qualified XXV	75,691.304	11.50	870,450
Qualified XXVI	11,720.542	11.44	134,083
Qualified XXXII	4,273.988	11.61	49,621
Qualified XXXIV (0.60)	15,217.468	11.85	180,327
	9,581,059.230		$ 109,667,129

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid-Cap Value - Class VC
Currently payable annuity contracts:			$ 199,893
Contracts in accumulation period:
NYSUT 457	500,248.724	$ 15.68	7,843,900
Qualified V	11,159.007	12.49	139,376
Qualified VI	2,159,781.688	12.56	27,126,858
Qualified X (1.15)	68,329.445	12.60	860,951
Qualified X (1.25)	353,609.873	12.56	4,441,340
Qualified XI	1,667.846	13.00	21,682
Qualified XII (0.30)	27,640.139	12.98	358,769
Qualified XII (0.45)	39,456.313	12.91	509,381
Qualified XII (0.55)	122,933.256	12.87	1,582,151
Qualified XII (0.60)	28,499.084	14.20	404,687
Qualified XII (0.65)	5,983.386	12.82	76,707
Qualified XII (0.70)	69,459.609	12.80	889,083
Qualified XII (0.75)	48,903.364	12.78	624,985
Qualified XII (0.80)	289,338.166	12.76	3,691,955
Qualified XII (0.85)	158,816.012	12.74	2,023,316
Qualified XII (0.90)	8,605.823	12.71	109,380
Qualified XII (0.95)	136,721.355	12.69	1,734,994
Qualified XII (1.00)	2,256,745.620	12.67	28,592,967
Qualified XII (1.05)	58,607.036	12.65	741,379
Qualified XII (1.10)	34,989.786	12.63	441,921
Qualified XII (1.15)	23,810.000	12.60	300,006
Qualified XII (1.20)	25,032.591	12.58	314,910
Qualified XII (1.25)	33,044.188	12.56	415,035
Qualified XII (1.30)	8,043.142	12.54	100,861
Qualified XII (1.35)	5,106.949	12.52	63,939
Qualified XII (1.40)	14,769.040	12.50	184,613
Qualified XII (1.45)	2,539.455	12.47	31,667
Qualified XII (1.50)	3,920.000	12.45	48,804
Qualified XV	5,586.998	12.69	70,899
Qualified XVI	45,281.044	12.45	563,749
Qualified XVII	3,637.739	12.56	45,690
Qualified XVIII	5,626.433	12.56	70,668
Qualified XXI	43,373.432	12.76	553,445
Qualified XXIV	112,314.925	12.73	1,429,769
Qualified XXV	36,588.263	12.78	467,598
Qualified XXVI	5,810.229	12.71	73,848
Qualified XXVIII	636,706.691	13.60	8,659,211
Qualified XXXII	8,519.051	12.65	107,766
Qualified XXXIII (0.65)	12,913.092	14.36	185,432
Qualified XXXIV (0.60)	9,661.760	14.20	137,197
	7,423,780.554		$ 96,240,782

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	5,412.895	$ 12.02	$ 65,063
ING MAP PLUS NP17	6,142.988	11.98	73,593
ING MAP PLUS NP22	1,787.113	11.95	21,356
ING MAP PLUS NP23	1,170.293	11.95	13,985
ING MAP PLUS NP26	1,162.280	11.93	13,866
ING MAP PLUS NP29	6,302.351	11.91	75,061
ING MAP PLUS NP7	1,753.532	12.03	21,095
Qualified XII (1.00)	385.052	14.25	5,487
	24,116.504		$ 289,506

Lord Abbett Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP10	3,438.767	$ 11.84	$ 40,715
ING MAP PLUS NP11	21,590.541	11.84	255,632
ING MAP PLUS NP15	3,189.924	11.81	37,673
ING MAP PLUS NP17	8,244.831	11.80	97,289
ING MAP PLUS NP21	150.000	11.78	1,767
ING MAP PLUS NP22	5,663.582	11.78	66,717
ING MAP PLUS NP29	2,551.022	11.74	29,949
	44,828.667		$ 529,742

Massachusetts Investors Growth Stock
Contracts in accumulation period:
ING MAP PLUS NP10	16,861.815	$ 10.58	$ 178,398
ING MAP PLUS NP15	145.213	10.55	1,532
	17,007.028		$ 179,930

MFS® Total Return
Contracts in accumulation period:
Qualified XXVII	2,358,000.756	$ 14.54	$ 34,285,331
Qualified XXVIII	2,800,859.931	14.45	40,472,426
	5,158,860.687		$ 74,757,757

Moderate Allocation
Contracts in accumulation period:
ING Custom Choice 41	5,862.593	$ 10.72	$ 62,847
	5,862.593		$ 62,847

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Mutual Discovery
Contracts in accumulation period:
ING MAP PLUS NP10	11,384.742	$ 11.60	$ 132,063
ING MAP PLUS NP22	4,652.253	11.54	53,687
	16,036.995		$ 185,750

New Perspective Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP15	12,454.268	$ 11.13	$ 138,616
ING MAP PLUS NP17	4,726.439	11.12	52,558
ING MAP PLUS NP7	1,183.796	11.17	13,223
	18,364.503		$ 204,397

New Perspective Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	307,558.569	11.32	3,481,563
Qualified XII (0.55)	430.783	11.37	4,898
Qualified XII (0.70)	14,558.099	11.36	165,380
Qualified XII (0.75)	8,872.271	11.36	100,789
Qualified XII (0.80)	208,700.088	11.35	2,368,746
Qualified XII (0.85)	49,471.983	11.35	561,507
Qualified XII (0.90)	1,713.833	11.35	19,452
Qualified XII (0.95)	17,217.196	11.34	195,243
Qualified XII (1.00)	117,405.379	11.34	1,331,377
Qualified XII (1.05)	6,474.691	11.34	73,423
Qualified XII (1.10)	7,460.988	11.33	84,533
Qualified XII (1.15)	2,962.224	11.33	33,562
Qualified XII (1.20)	143.198	11.32	1,621
Qualified XII (1.25)	5,595.318	11.32	63,339
Qualified XII (1.35)	20.867	11.31	236
Qualified XII (1.40)	557.383	11.31	6,304
Qualified XII (1.50)	522.655	11.30	5,906
Qualified XVI	473.097	11.30	5,346
Qualified XVII	13.933	11.34	158
Qualified XXIV	11,504.203	11.66	134,139
	761,656.758		$ 8,637,522

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Capital Appreciation
Contracts in accumulation period:
ING MAP PLUS NP10	5,992.375	$ 10.36	$ 62,081
ING MAP PLUS NP11	1,489.952	10.35	15,421
ING MAP PLUS NP14	281.528	10.34	2,911
ING MAP PLUS NP15	127.590	10.33	1,318
ING MAP PLUS NP16	11,085.673	10.33	114,515
ING MAP PLUS NP22	1,964.660	10.30	20,236
ING MAP PLUS NP29	76.436	10.27	785
	21,018.214		$ 217,267

Oppenheimer Developing Markets
Contracts in accumulation period:
ING MAP PLUS NP10	2,171.822	$ 13.06	$ 28,364
ING MAP PLUS NP14	2,836.915	13.03	36,965
ING MAP PLUS NP16	3,594.700	13.02	46,803
ING MAP PLUS NP17	4,445.238	13.02	57,877
ING MAP PLUS NP19	4,179.077	13.00	54,328
ING MAP PLUS NP26	456.327	12.96	5,914
ING MAP PLUS NP30	63.601	12.94	823
Qualified V	129.731	28.59	3,709
Qualified VI	475,584.925	28.79	13,692,090
Qualified XII (0.55)	644.426	29.69	19,133
Qualified XII (0.60)	308.977	29.63	9,155
Qualified XII (0.65)	110.826	29.56	3,276
Qualified XII (0.70)	14,675.627	29.50	432,931
Qualified XII (0.75)	5,797.723	29.43	170,627
Qualified XII (0.80)	56,413.109	29.37	1,656,853
Qualified XII (0.85)	16,831.263	29.30	493,156
Qualified XII (0.90)	2,294.870	29.24	67,102
Qualified XII (0.95)	16,282.414	29.17	474,958
Qualified XII (1.00)	126,957.918	29.11	3,695,745
Qualified XII (1.05)	10,521.136	29.05	305,639
Qualified XII (1.10)	14,273.223	28.98	413,638
Qualified XII (1.15)	7,115.387	28.92	205,777
Qualified XII (1.20)	616.008	28.86	17,778
Qualified XII (1.25)	3,752.796	28.79	108,043
Qualified XII (1.30)	1,423.251	28.73	40,890
Qualified XII (1.35)	49.424	28.67	1,417
Qualified XII (1.40)	1,039.545	28.60	29,731
Qualified XII (1.45)	121.128	28.54	3,457
Qualified XII (1.50)	189.220	28.48	5,389
Qualified XVI	7,720.857	28.48	219,890
Qualified XVII	2,971.205	28.79	85,541
Qualified XXIV	15,217.589	29.28	445,571
Qualified XXVII	757,938.353	19.19	14,544,837
	1,556,728.611		$ 37,377,407

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Fund
Contracts in accumulation period:
Qualified XII (1.00)	285.930	$ 14.57	$ 4,166
	285.930		$ 4,166

Oppenheimer Main Street Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	1,181.655	$ 10.63	$ 12,561
ING MAP PLUS NP29	32.386	10.56	342
	1,214.041		$ 12,903
Oppenheimer Aggressive Growth
Contracts in accumulation period:
Currently payable annuity contracts:			$ 3,368
			$ 3,368

Oppenheimer Global Securities
Currently payable annuity contracts:			$ 956,285
Contracts in accumulation period:
ING MAP PLUS NP14	573.666	$ 11.43	6,557
ING MAP PLUS NP15	4,605.599	11.43	52,642
ING MAP PLUS NP17	2,772.679	11.42	31,664
ING MAP PLUS NP21	134.824	11.40	1,537
ING MAP PLUS NP22	1,476.119	11.39	16,813
ING MAP PLUS NP23	1,585.163	11.39	18,055
ING MAP PLUS NP26	23.219	11.37	264
ING MAP PLUS NP27	26.386	11.37	300
ING MAP PLUS NP29	1,468.310	11.36	16,680
ING MAP PLUS NP9	14,623.036	11.46	167,580
Qualified V	1,338.758	17.88	23,937
Qualified VI	6,774,870.116	18.07	122,421,903
Qualified VIII	1,417.718	18.06	25,604
Qualified X (1.15)	70,465.200	18.19	1,281,762
Qualified X (1.25)	602,331.599	18.07	10,884,132
Qualified XI	2,243.309	18.98	42,578
Qualified XII (0.05)	140,975.119	18.81	2,651,742
Qualified XII (0.15)	51,098.856	13.11	669,906
Qualified XII (0.25)	554,882.970	19.26	10,687,046
Qualified XII (0.30)	124,579.323	19.20	2,391,923
Qualified XII (0.45)	126,706.207	19.01	2,408,685
Qualified XII (0.55)	197,892.638	18.88	3,736,213
Qualified XII (0.60)	479,992.773	18.82	9,033,464
Qualified XII (0.65)	90,636.141	18.76	1,700,334
Qualified XII (0.70)	340,028.610	18.70	6,358,535

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities (continued)
Qualified XII (0.75)	665,171.996	$ 18.64	$ 12,398,806
Qualified XII (0.80)	2,607,975.242	18.62	48,560,499
Qualified XII (0.85)	657,638.201	18.56	12,205,765
Qualified XII (0.90)	29,946.811	18.50	554,016
Qualified XII (0.95)	450,892.353	18.44	8,314,455
Qualified XII (1.00)	2,817,189.058	18.37	51,751,763
Qualified XII (1.05)	248,724.577	18.31	4,554,147
Qualified XII (1.10)	149,366.630	18.25	2,725,941
Qualified XII (1.15)	83,303.243	18.19	1,515,286
Qualified XII (1.20)	32,120.463	18.13	582,344
Qualified XII (1.25)	124,005.811	18.07	2,240,785
Qualified XII (1.30)	13,046.086	18.01	234,960
Qualified XII (1.35)	9,196.936	17.95	165,085
Qualified XII (1.40)	55,453.382	17.89	992,061
Qualified XII (1.45)	4,069.770	17.83	72,564
Qualified XII (1.50)	11,634.778	17.77	206,750
Qualified XV	17,929.989	18.44	330,629
Qualified XVI	143,311.986	17.77	2,546,654
Qualified XVII	29,012.009	18.07	524,247
Qualified XVIII	11,825.567	18.07	213,688
Qualified XXI	68,358.472	18.59	1,270,784
Qualified XXIV	167,981.612	18.49	3,105,980
Qualified XXV	90,543.608	18.46	1,671,435
Qualified XXVI	23,658.179	18.34	433,891
Qualified XXVII	2,689,500.905	18.78	50,508,827
Qualified XXVIII	1,399,013.658	18.67	26,119,585
Qualified XXXII	19,729.345	12.37	244,052
Qualified XXXIII (0.65)	11,773.680	13.07	153,882
Qualified XXXIV (0.60)	30,974.495	18.82	582,940
	22,250,097.180		$ 410,367,962

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:			$ 43,201
			$ 43,201

Oppenheimer Main Street® Small Cap
Contracts in accumulation period:
Qualified X (1.25)	369.268	$ 12.30	$ 4,542
	369.268		$ 4,542

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Strategic Bond
Currently payable annuity contracts:			$ 86,300
Contracts in accumulation period:
Qualified V	1,556.606	$ 13.85	21,559
Qualified VI	1,071,573.286	14.00	15,002,026
Qualified VIII	1,324.429	14.00	18,542
Qualified X (1.15)	37,651.773	14.10	530,890
Qualified X (1.25)	164,955.286	14.00	2,309,374
Qualified XI	1,449.422	14.71	21,321
Qualified XII (0.05)	34,543.416	14.58	503,643
Qualified XII (0.15)	7,108.454	13.84	98,381
Qualified XII (0.25)	65,593.992	14.98	982,598
Qualified XII (0.30)	48,877.160	14.93	729,736
Qualified XII (0.40)	95,983.356	14.78	1,418,634
Qualified XII (0.45)	27,228.417	14.78	402,436
Qualified XII (0.55)	24,357.220	14.68	357,564
Qualified XII (0.60)	61,421.941	14.63	898,603
Qualified XII (0.65)	28,120.713	14.58	410,000
Qualified XII (0.70)	81,306.602	14.54	1,182,198
Qualified XII (0.75)	73,506.626	14.49	1,065,111
Qualified XII (0.80)	168,274.636	14.43	2,428,203
Qualified XII (0.85)	116,322.045	14.38	1,672,711
Qualified XII (0.90)	6,294.909	14.34	90,269
Qualified XII (0.95)	100,059.133	14.29	1,429,845
Qualified XII (1.00)	277,954.495	14.24	3,958,072
Qualified XII (1.05)	36,861.452	14.19	523,064
Qualified XII (1.10)	35,337.270	14.14	499,669
Qualified XII (1.15)	12,669.858	14.10	178,645
Qualified XII (1.20)	2,817.295	14.05	39,583
Qualified XII (1.25)	29,772.928	14.00	416,821
Qualified XII (1.30)	7,448.066	13.96	103,975
Qualified XII (1.35)	3,874.551	13.91	53,895
Qualified XII (1.40)	13,615.729	13.86	188,714
Qualified XII (1.45)	3,447.829	13.82	47,649
Qualified XII (1.50)	1,034.132	13.77	14,240
Qualified XV	13,570.959	14.29	193,929
Qualified XVI	24,376.398	13.77	335,663
Qualified XVII	4,063.000	14.00	56,882
Qualified XVIII	5,424.214	14.00	75,939
Qualified XXI	5,767.592	14.41	83,111
Qualified XXIV	29,979.623	14.33	429,608
Qualified XXV	35,152.377	14.30	502,679
Qualified XXVI	7,167.065	14.21	101,844
Qualified XXVII	354,444.194	14.21	5,036,652
Qualified XXVIII	173,322.734	14.12	2,447,317
Qualified XXXII	6,721.783	10.88	73,133
Qualified XXXIV (0.60)	3,902.803	14.63	57,098
	3,306,235.769		$ 47,078,126

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced
Contracts in accumulation period:
ING MAP PLUS NP10	19.694	$ 11.12	$ 219
ING MAP PLUS NP14	481.261	11.10	5,342
ING MAP PLUS NP15	218.199	11.10	2,422
ING MAP PLUS NP30	13.249	11.02	146
Qualified VI	436,918.655	10.56	4,613,861
Qualified XII (0.55)	559.321	10.89	6,091
Qualified XII (0.65)	106.273	10.84	1,152
Qualified XII (0.70)	21,085.305	10.82	228,143
Qualified XII (0.75)	45,236.019	10.80	488,549
Qualified XII (0.80)	74,393.036	10.77	801,213
Qualified XII (0.85)	23,476.186	10.75	252,369
Qualified XII (0.95)	21,430.280	10.70	229,304
Qualified XII (1.00)	336,606.461	10.68	3,594,957
Qualified XII (1.05)	37,976.641	10.66	404,831
Qualified XII (1.10)	955.973	10.63	10,162
Qualified XII (1.15)	3,782.564	10.61	40,133
Qualified XII (1.20)	901.983	10.59	9,552
Qualified XII (1.25)	8,390.152	10.56	88,600
Qualified XII (1.35)	8.365	10.52	88
Qualified XII (1.40)	3,533.842	10.49	37,070
Qualified XII (1.45)	136.867	10.47	1,433
Qualified XVI	3,350.622	10.45	35,014
Qualified XVII	2,773.011	10.56	29,283
Qualified XXIV	9,175.791	10.74	98,548
Qualified XXVII	518,199.626	10.70	5,544,736
	1,549,729.376		$ 16,523,218

PIMCO NFJ Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP15	4,377.667	$ 12.00	$ 52,532
	4,377.667		$ 52,532

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO VIT Real Return
Contracts in accumulation period:
Qualified VI	303,706.308	$ 10.78	$ 3,273,954
Qualified X (1.25)	2,211.889	10.43	23,070
Qualified XII (0.60)	276.916	10.83	2,999
Qualified XII (0.70)	32,095.564	10.82	347,274
Qualified XII (0.75)	3,232.994	10.82	34,981
Qualified XII (0.80)	58,300.000	10.82	630,806
Qualified XII (0.85)	16,990.657	10.81	183,669
Qualified XII (0.90)	93.432	10.81	1,010
Qualified XII (0.95)	21,653.241	10.80	233,855
Qualified XII (1.00)	390,652.593	10.80	4,219,048
Qualified XII (1.05)	9,234.167	10.80	99,729
Qualified XII (1.10)	12,813.624	10.79	138,259
Qualified XII (1.15)	4,166.358	10.79	44,955
Qualified XII (1.20)	400.834	10.79	4,325
Qualified XII (1.25)	6,279.870	10.78	67,697
Qualified XII (1.35)	1,575.046	10.78	16,979
Qualified XII (1.40)	1,184.215	10.77	12,754
Qualified XII (1.45)	145.961	10.77	1,572
Qualified XII (1.50)	246.840	10.76	2,656
Qualified XVI	13,498.420	10.76	145,243
Qualified XXIV	3,201.132	10.60	33,932
	881,960.061		$ 9,518,767

Pioneer High Yield
Contracts in accumulation period:
ING MAP PLUS NP10	5,074.690	$ 10.47	$ 53,132
ING MAP PLUS NP14	7,727.655	10.45	80,754
ING MAP PLUS NP16	4,419.923	10.44	46,144
ING MAP PLUS NP17	4,663.506	10.44	48,687
ING MAP PLUS NP19	2,446.980	10.43	25,522
ING MAP PLUS NP23	881.076	10.41	9,172
ING MAP PLUS NP30	88.921	10.38	923
ING MAP PLUS NP9	16,499.427	10.48	172,914
	41,802.178		$ 437,248

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Equity Income
Currently payable annuity contracts:			$ 148,935
Contracts in accumulation period:
ING MAP PLUS NP29	4.960	$ 11.29	56
NYSUT 457	159,520.872	13.99	2,231,697
Qualified VI	893,501.529	11.12	9,935,737
Qualified VIII	4,447.482	11.12	49,456
Qualified X (1.15)	13,513.083	11.16	150,806
Qualified X (1.25)	148,751.259	11.12	1,654,114
Qualified XI	1,876.629	11.51	21,600
Qualified XII (0.30)	14,407.658	11.49	165,544
Qualified XII (0.45)	3,127.909	11.43	35,752
Qualified XII (0.55)	57,715.715	11.39	657,382
Qualified XII (0.60)	7,714.780	11.57	89,260
Qualified XII (0.65)	43,020.352	11.35	488,281
Qualified XII (0.70)	25,155.869	11.33	285,016
Qualified XII (0.75)	100,429.355	11.31	1,135,856
Qualified XII (0.80)	416,204.252	11.29	4,698,946
Qualified XII (0.85)	90,771.961	11.27	1,023,000
Qualified XII (0.90)	8,282.845	11.25	93,182
Qualified XII (0.95)	73,619.056	11.23	826,742
Qualified XII (1.00)	220,727.362	11.22	2,476,561
Qualified XII (1.05)	23,516.607	11.20	263,386
Qualified XII (1.10)	12,888.730	11.18	144,096
Qualified XII (1.15)	37,928.853	11.16	423,286
Qualified XII (1.20)	3,624.147	11.14	40,373
Qualified XII (1.25)	19,642.536	11.12	218,425
Qualified XII (1.30)	3,199.099	11.10	35,510
Qualified XII (1.35)	1,606.498	11.08	17,800
Qualified XII (1.40)	3,625.678	11.06	40,100
Qualified XII (1.45)	1,211.957	11.04	13,380
Qualified XII (1.50)	384.211	11.02	4,234
Qualified XV	3,771.149	11.23	42,350
Qualified XVI	7,664.791	11.02	84,466
Qualified XVIII	655.036	11.12	7,284
Qualified XXI	7,270.417	11.29	82,083
Qualified XXIV	16,599.290	11.27	187,074
Qualified XXV	15,537.754	11.31	175,732
Qualified XXVI	7,310.045	11.25	82,238
Qualified XXXII	1,012.919	11.92	12,074
Qualified XXXIII (0.65)	18,301.027	11.69	213,939
Qualified XXXIV (0.60)	2,029.041	11.57	23,476
	2,470,572.713		$ 28,279,229

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Fund
Contracts in accumulation period:
Qualified XII (1.00)	110.979	$ 12.57	$ 1,395
	110.979		$ 1,395

Pioneer Fund VCT
Contracts in accumulation period:
ING MAP PLUS NP11	50.457	10.94	552
Qualified VI	94,149.209	10.12	952,790
Qualified X (1.15)	9,789.557	10.15	99,364
Qualified X (1.25)	33,191.996	10.12	335,903
Qualified XII (0.55)	2,215.830	10.36	22,956
Qualified XII (0.65)	1,915.392	10.33	19,786
Qualified XII (0.70)	6,417.556	10.31	66,165
Qualified XII (0.75)	3,398.348	10.29	34,969
Qualified XII (0.80)	18,372.736	10.27	188,688
Qualified XII (0.85)	21,023.002	10.26	215,696
Qualified XII (0.90)	1,035.254	10.24	10,601
Qualified XII (0.95)	17,485.127	10.22	178,698
Qualified XII (1.00)	19,840.392	10.20	202,372
Qualified XII (1.05)	3,824.730	10.19	38,974
Qualified XII (1.10)	1,407.178	10.17	14,311
Qualified XII (1.15)	3,418.620	10.15	34,699
Qualified XII (1.20)	772.458	10.13	7,825
Qualified XII (1.25)	9,394.466	10.12	95,072
Qualified XII (1.35)	461.805	10.08	4,655
Qualified XII (1.40)	145.229	10.06	1,461
Qualified XII (1.50)	1.695	10.03	17
Qualified XVI	3,272.882	10.03	32,827
Qualified XVII	885.969	10.12	8,966
Qualified XXI	959.299	10.27	9,852
Qualified XXIV	2,095.512	10.25	21,479
Qualified XXV	206.803	10.29	2,128
	255,731.502		$ 2,600,806

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT
Contracts in accumulation period:
Qualified VI	176,478.403	$ 10.65	$ 1,879,495
Qualified X (1.25)	53.084	10.70	568
Qualified XII (0.65)	62.862	10.69	672
Qualified XII (0.70)	11,736.763	10.69	125,466
Qualified XII (0.75)	900.749	10.68	9,620
Qualified XII (0.80)	5,955.993	10.68	63,610
Qualified XII (0.85)	21,059.925	10.68	224,920
Qualified XII (0.90)	271.415	10.67	2,896
Qualified XII (0.95)	8,526.336	10.67	90,976
Qualified XII (1.00)	171,706.004	10.66	1,830,386
Qualified XII (1.05)	7,083.208	10.66	75,507
Qualified XII (1.10)	1,599.624	10.66	17,052
Qualified XII (1.15)	2,409.296	10.65	25,659
Qualified XII (1.20)	5.728	10.65	61
Qualified XII (1.25)	3,419.155	10.65	36,414
Qualified XII (1.35)	12.969	10.64	138
Qualified XII (1.40)	1,189.474	10.64	12,656
Qualified XII (1.50)	41.204	10.63	438
Qualified XVI	4,159.361	10.63	44,214
Qualified XXIV	2,504.533	11.03	27,625
	419,176.086		$ 4,468,373

Pioneer Mid Cap Value VCT
Currently payable annuity contracts:			$ 267,174
Contracts in accumulation period:
ING MAP PLUS NP26	18.252	$ 11.67	213
NYSUT 457	239,676.583	16.27	3,899,538
Qualified VI	1,337,054.336	14.30	19,119,877
Qualified X (1.15)	20,091.219	14.35	288,309
Qualified X (1.25)	146,113.706	14.30	2,089,426
Qualified XI	1,473.581	14.80	21,809
Qualified XII (0.55)	20,278.430	14.65	297,079
Qualified XII (0.60)	18,482.914	14.69	271,514
Qualified XII (0.65)	12,373.356	14.60	180,651
Qualified XII (0.70)	63,350.891	14.58	923,656
Qualified XII (0.75)	99,900.412	14.55	1,453,551
Qualified XII (0.80)	479,697.453	14.53	6,970,004
Qualified XII (0.85)	74,326.207	14.50	1,077,730
Qualified XII (0.90)	6,230.732	14.48	90,221
Qualified XII (0.95)	63,944.499	14.45	923,998
Qualified XII (1.00)	570,706.861	14.43	8,235,300

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Mid Cap Value VCT (continued)
Qualified XII (1.05)	31,913.333	$ 14.40	$ 459,552
Qualified XII (1.10)	28,915.160	14.38	415,800
Qualified XII (1.15)	6,177.700	14.35	88,650
Qualified XII (1.20)	3,534.334	14.33	50,647
Qualified XII (1.25)	20,922.378	14.30	299,190
Qualified XII (1.30)	4,805.252	14.28	68,619
Qualified XII (1.35)	2,365.754	14.25	33,712
Qualified XII (1.40)	8,140.337	14.23	115,837
Qualified XII (1.45)	5,358.944	14.20	76,097
Qualified XII (1.50)	1,109.309	14.18	15,730
Qualified XV	3,564.083	14.45	51,501
Qualified XVI	37,673.061	14.18	534,204
Qualified XVII	2,025.665	14.30	28,967
Qualified XVIII	4,231.678	14.30	60,513
Qualified XXI	13,050.103	14.53	189,618
Qualified XXIV	28,503.244	14.49	413,012
Qualified XXV	29,820.687	14.55	433,891
Qualified XXVI	6,800.760	14.48	98,475
Qualified XXXII	5,878.918	12.38	72,781
Qualified XXXIII (0.65)	1,094.415	14.86	16,263
Qualified XXXIV (0.60)	2,093.941	14.69	30,760
	3,401,698.488		$ 49,663,869

Scudder Equity 500 Index
Contracts in accumulation period:
Qualified XII (1.00)	148.055	$ 12.34	$ 1,827
	148.055		$ 1,827

T. Rowe Price Mid-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP11	906.615	$ 11.64	$ 10,553
ING MAP PLUS NP14	7,492.083	11.62	87,058
ING MAP PLUS NP15	15,694.923	11.62	182,375
ING MAP PLUS NP16	7,873.816	11.61	91,415
ING MAP PLUS NP19	7,662.069	11.60	88,880
ING MAP PLUS NP22	13,673.057	11.58	158,334
ING MAP PLUS NP27	20.520	11.55	237
ING MAP PLUS NP30	24.090	11.54	278
	53,347.173		$ 619,130

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Foreign Fund
Contracts in accumulation period:
ING MAP PLUS NP10	11,381.850	$ 11.46	$ 130,436
ING MAP PLUS NP11	12,691.012	11.46	145,439
ING MAP PLUS NP14	5,712.675	11.44	65,353
ING MAP PLUS NP15	305.594	11.44	3,496
ING MAP PLUS NP16	1,997.726	11.43	22,834
ING MAP PLUS NP22	761.315	11.40	8,679
ING MAP PLUS NP29	6,356.113	11.37	72,269
ING MAP PLUS NP30	135.211	11.36	1,536
	39,341.496		$ 450,042

Templeton Growth
Contracts in accumulation period:
ING MAP PLUS NP16	2,439.964	11.31	27,596
ING MAP PLUS NP19	1,377.060	11.29	15,547
ING MAP PLUS NP22	423.936	11.28	4,782
ING MAP PLUS NP26	1,185.968	11.26	13,354
	5,426.928		$ 61,279

Templeton Global Bond
Contracts in accumulation period:
Qualified V	17,146.034	$ 11.60	$ 198,894
Qualified VI	294,872.179	11.61	3,423,466
Qualified XII (0.55)	457.949	17.55	8,037
Qualified XII (0.60)	981.906	17.52	17,203
Qualified XII (0.65)	135.906	17.49	2,377
Qualified XII (0.70)	7,507.274	17.46	131,077
Qualified XII (0.75)	679.576	17.43	11,845
Qualified XII (0.80)	12,176.379	17.40	211,869
Qualified XII (0.85)	7,769.587	11.64	90,438
Qualified XII (0.90)	142.330	17.34	2,468
Qualified XII (0.95)	14,153.138	11.63	164,601
Qualified XII (1.00)	186,462.253	11.63	2,168,556
Qualified XII (1.05)	7,382.545	11.63	85,859
Qualified XII (1.10)	1,237.005	11.62	14,374
Qualified XII (1.15)	1,133.046	11.62	13,166
Qualified XII (1.20)	71.576	11.61	831
Qualified XII (1.25)	9,002.326	11.61	104,517
Qualified XII (1.30)	1,853.402	11.61	21,518
Qualified XII (1.35)	30.258	11.60	351
Qualified XII (1.40)	1,202.414	11.60	13,948
Qualified XII (1.45)	316.566	11.59	3,669
Qualified XII (1.50)	208.887	11.59	2,421
Qualified XVI	5,198.102	11.59	60,246
Qualified XXIV	1,966.188	11.83	23,260
	572,086.826		$ 6,774,991

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
UBS U.S. Small Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP11	4,491.876	$ 10.71	$ 48,108
	4,491.876		$ 48,108

Vanguard® 500 Index
Contracts in accumulation period:
Qualified XXXI	1,177.172	$ 10.82	$ 12,737
	1,177.172		$ 12,737

Vanguard® Variable Insurance
Contracts in accumulation period:
ING MAP PLUS NP11	18,284.150	$ 11.23	$ 205,331
ING MAP PLUS NP22	199.107	11.19	2,228
	18,483.257		$ 207,559

Wanger Select
Contracts in accumulation period:
Qualified VI	71,288.694	$ 11.41	$ 813,404
Qualified X (1.25)	405.232	11.85	4,802
Qualified XII (0.70)	5,664.978	11.45	64,864
Qualified XII (0.75)	108.559	11.45	1,243
Qualified XII (0.80)	1,828.147	11.44	20,914
Qualified XII (0.85)	13,495.280	11.44	154,386
Qualified XII (0.90)	22.747	11.43	260
Qualified XII (0.95)	9,284.077	11.43	106,117
Qualified XII (1.00)	68,514.524	11.43	783,121
Qualified XII (1.05)	12,679.947	11.42	144,805
Qualified XII (1.10)	1,444.133	11.42	16,492
Qualified XII (1.15)	1,238.704	11.42	14,146
Qualified XII (1.20)	619.895	11.41	7,073
Qualified XII (1.25)	3,245.048	11.41	37,026
Qualified XII (1.40)	132.719	11.40	1,513
Qualified XII (1.50)	429.588	11.39	4,893
Qualified XVI	1,900.878	11.39	21,651
Qualified XVII	466.842	11.43	5,336
Qualified XXIV	2,119.508	11.79	24,989
	194,889.500		$ 2,227,035

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger U.S. Smaller Companies
Contracts in accumulation period:
Qualified VI	84,145.808	$ 11.57	$ 973,567
Qualified X (1.25)	47.690	12.12	578
Qualified XII (0.55)	342.304	11.63	3,981
Qualified XII (0.65)	23.150	11.62	269
Qualified XII (0.70)	8,865.663	11.62	103,019
Qualified XII (0.75)	1,281.137	11.61	14,874
Qualified XII (0.80)	2,741.171	11.61	31,825
Qualified XII (0.85)	12,355.603	11.60	143,325
Qualified XII (0.95)	10,661.465	11.60	123,673
Qualified XII (1.00)	54,255.910	11.59	628,826
Qualified XII (1.05)	2,512.597	11.59	29,121
Qualified XII (1.10)	462.953	11.58	5,361
Qualified XII (1.15)	23.575	11.58	273
Qualified XII (1.25)	2,504.667	11.57	28,979
Qualified XII (1.40)	9.862	11.56	114
Qualified XII (1.50)	442.338	11.55	5,109
Qualified XVI	743.896	11.55	8,592
Qualified XVII	355.393	11.59	4,119
Qualified XXIV	4,185.000	11.80	49,383
	185,960.182		$ 2,154,988

Washington Mutual InvestorsSM - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP10	22,428.465	$ 10.75	$ 241,106
ING MAP PLUS NP11	22,663.256	10.75	243,630
ING MAP PLUS NP14	2,259.739	10.73	24,247
ING MAP PLUS NP15	30,562.069	10.73	327,931
ING MAP PLUS NP17	9,935.727	10.72	106,511
ING MAP PLUS NP19	2,065.826	10.71	22,125
ING MAP PLUS NP21	797.009	10.70	8,528
ING MAP PLUS NP22	17,277.549	10.69	184,697
ING MAP PLUS NP23	893.172	10.69	9,548
ING MAP PLUS NP27	16.026	10.67	171
ING MAP PLUS NP29	3,828.706	10.66	40,814
ING MAP PLUS NP7	2,084.679	10.77	22,452
	114,812.223		$ 1,231,760

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual InvestorsSM - Class R-4
Contracts in accumulation period:
Qualified VI	1,204,530.777	$ 10.82	$ 13,033,023
Qualified XII (0.55)	12,557.313	10.87	136,498
Qualified XII (0.60)	8,442.081	10.86	91,681
Qualified XII (0.65)	108.748	10.86	1,181
Qualified XII (0.70)	23,930.478	10.86	259,885
Qualified XII (0.75)	39,974.470	10.85	433,723
Qualified XII (0.80)	1,066,825.806	10.85	11,575,060
Qualified XII (0.85)	88,142.712	10.84	955,467
Qualified XII (0.90)	4,467.804	10.84	48,431
Qualified XII (0.95)	39,518.358	10.84	428,379
Qualified XII (1.00)	649,314.959	10.83	7,032,081
Qualified XII (1.05)	27,631.025	10.83	299,244
Qualified XII (1.10)	42,278.301	10.83	457,874
Qualified XII (1.15)	8,984.474	10.82	97,212
Qualified XII (1.20)	4,346.303	10.82	47,027
Qualified XII (1.25)	25,185.860	10.82	272,511
Qualified XII (1.35)	690.564	10.81	7,465
Qualified XII (1.40)	1,765.926	10.80	19,072
Qualified XII (1.45)	836.944	10.80	9,039
Qualified XII (1.50)	379.629	10.80	4,100
Qualified XVI	17,631.297	10.80	190,418
Qualified XVII	8,339.520	10.83	90,317
Qualified XXIV	33,350.993	11.08	369,529
	3,309,234.344		$ 35,829,217

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified I

  Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

  Qualified V

  Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

  Qualified VI

  Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

  Qualified VII

  Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

  Qualified VIII

  Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

  Qualified IX

  Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

  Qualified X

  Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XI

  Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

  Qualified XII

  Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

  Qualified XV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

  Qualified XVI

  Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

  Qualified XVII

  Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XVIII

  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XIX

  Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XX

  Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XXI

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXII

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXIV

  Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

  Qualified XXV

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVI

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVII

  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXVIII

  Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XXIX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXXI

  Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

  Qualified XXXII

  Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

  Qualified XXXIII

  Group Contract issued in connection with Multiple Sponsored Retirement Options product at 0.40 and 0.65 basis points.

  Qualified XXXIV

  Group Contract issued in connection with ING Custom Choice plans at 60 basis points.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Financial Highlights
A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM Health Sciences
2004	2	$10.00	$ 21	(e)%	1.05%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM Mid Cap Core Equity
2004	18	$10.99 to $11.08	196	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM Small Cap Growth
2004	-	$10.72	-	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM V.I. Capital Appreciation
2004	2,282	$5.77 to $10.80	20,524	-	0.00% to 1.50%	4.97% to 14.62%
2003	2,409	$5.47 to $10.25	20,562	-	0.25% to 1.50%	27.54% to 29.11%
2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37	0.00% to 1.75%	-24.43% to -23.55%
2000	1,839	$7.50 to $12.29	21,974	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Core Equity
2004	4,620	$6.65 to $11.18	$ 38,313	0.91%	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	42,522	1.00	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05	0.00% to 1.75%	-23.99% to -23.10%
2000	5,023	$7.84 to $10.04	48,981	(a)	(a)	(a)
AIM V.I. Growth
2004	3,029	$4.46 to $11.06	17,595	-	0.00% to 1.50%	6.63% to 61.70%
2003	3,143	$4.16 to $10.35	17,055	-	0.25% to 1.50%	29.19% to 30.88%
2002	2,722	$3.20 to $4.38	11,403	-	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21	0.00% to 1.75%	-34.87% to -34.11%
2000	2,061	$7.16 to $9.62	19,441	(a)	(a)	(a)
AIM V.I. Premier Equity
2004	2,627	$6.44 to $10.79	19,636	0.44	0.00% to 1.50%	4.26% to 22.18%
2003	2,956	$6.15 to $10.33	21,041	0.31	0.25% to 1.50%	23.17% to 24.71%
2002	2,777	$4.97 to $5.99	15,977	0.34	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33	0.00% to 1.75%	-13.87% to -12.88%
2000	1,903	$8.32 to $9.94	18,487	(a)	(a)	(a)
Alliance Bernstein Growth and Income Fund
2004	2	$10.75	22	(e)	0.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Alliance Bernstein Growth and Income Portfolio
2004	4	$11.23	50	(e)	1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Balanced Fund®
2004	120	$10.50 to $10.61	$ 1,269	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
American Century® Income & Growth
2004	433	$10.03 to $30.91	4,389	1.83	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	2,491	1.48	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Ariel Appreciation
2004	18	$10.88 to $10.94	192	(e)	0.85% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Ariel
2004	13	$11.66 to $11.70	154	(e)	1.25% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Baron Asset
2004	11	$12.11 to $12.18	135	(e)	0.60% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Baron Growth
2004	32	$12.01 to $12.12	$ 392	-%	0.50% to 1.50%	0.00%
2003	-	$12.91	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Calvert Social Balanced
2004	3,412	$10.91 to $29.27	66,170	1.71	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	60,576	1.94	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40	0.00% to 1.75%	-8.34% to -7.27%
2000	3,005	$11.13 to $28.86	63,262	(a)	(a)	(a)
EuroPacific Growth Fund® - Class R-3
2004	48	$11.47 to $11.58	553	(e)	0.40% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
EuroPacific Growth Fund® - Class R-4
2004	1,426	$11.43 to $11.96	16,360	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Evergreen Special Values
2004	2,610	$11.56 to $18.76	47,554	0.96	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	17,138	-	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® Advisor Mid Cap
2004	37	$11.31 to $11.43	$ 423	(e)%	0.35% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Contrafund®
2004	32,399	$11.31 to $28.47	743,262	0.31	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	564,372	0.40	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44	0.00% to 1.75%	-13.56% to -12.55%
2000	19,961	$11.84 to $25.13	420,902	(a)	(a)	(a)
Fidelity® VIP Equity-Income
2004	21,024	$10.84 to $27.10	405,088	1.43	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	327,820	1.56	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91	0.00% to 1.75%	-6.38% to -5.29%
2000	10,367	$11.30 to $24.73	195,903	(a)	(a)	(a)
Fidelity® VIP Growth
2004	24,025	$9.50 to $24.16	377,338	0.26	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	380,196	0.24	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25	0.00% to 1.50%	-31.15% to -30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04	0.00% to 1.75%	-18.89% to -17.94%
2000	20,583	$14.65 to $32.00	448,872	(a)	(a)	(a)
Fidelity® VIP High Income
2004	568	$8.98 to $9.03	5,210	9.10	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	7,292	5.36	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33	0.75% to 1.50%	-12.83% to -12.67%
2000	332	$7.38 to $7.39	2,450	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Asset ManagerSM
2004	1,116	$18.11 to $18.23	$ 20,327	2.80%	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	21,727	3.47	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70	1.05% to 1.25%	-5.29% to -5.10%
2000	1,362	$17.41 to $17.43	23,730	(a)	(a)	(a)
Fidelity® VIP Index 500
2004	4,966	$23.38 to $23.53	116,763	1.24	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	101,046	1.34	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12	1.05% to 1.25%	-13.20% to -13.03%
2000	4,146	$25.21 to $25.25	104,650	(a)	(a)	(a)
Fidelity® VIP Overseas
2004	3,036	$8.33 to $15.65	41,057	1.10	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	30,341	0.50	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21	0.00% to 1.75%	-22.35% to -21.44%
2000	1,232	$8.47 to $15.94	18,192	(a)	(a)	(a)
Franklin Small-Mid Cap Growth
2004	6	$10.84 to $10.91	70	(e)	0.90% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Franklin Small Cap Value Securities
2004	3,359	$12.11 to $16.33	50,132	0.13	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	15,883	0.19	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
The Growth Fund of America® - Class R-3
2004	122	$10.74 to $10.86	$ 1,320	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Growth Fund of America® - Class R-4
2004	4,738	$10.80 to $11.14	51,341	(e)	0.45% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Income Fund of America® - Class R-3
2004	10	$10.97 to $11.08	110	(e)	0.30% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET Fund - Series H
2004	1,283	$10.02 to $11.03	13,499	4.66	0.25% to 1.75%	-0.19% to 1.12%
2003	1,765	$10.03 to $10.91	18,535	4.10	0.50% to 1.75%	1.37% to 2.73%
2002	2,251	$10.23 to $10.62	23,282	3.60	0.25% to 1.75%	2.95% to 3.93%
2001	2,578	$9.93 to $10.17	25,808	0.47	0.25% to 1.75%	-1.09% to 0.08%
2000	2,894	$9.87 to $10.16	29,176	(a)	(a)	(a)
ING GET Fund - Series I
2004	75	$9.96 to $10.23	770	3.87	1.75%	-0.60% to -0.58%
2003	106	$10.02 to $10.29	1,092	3.42	1.75%	1.38%
2002	117	$10.15	1,190	3.54	1.75%	3.52%
2001	128	$9.80	1,252	0.24	1.75%	-0.60%
2000	138	$9.86	1,364	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series J
2004	35	$9.95 to $10.11	$ 351	4.61%	1.75%	-0.70% to -0.69%
2003	38	$10.02 to $10.18	386	3.59	1.75%	0.79%
2002	39	$10.10	394	3.47	1.75%	4.23%
2001	39	$9.69	381	0.16	1.75%	-0.46%
2000	47	$9.73	457	(a)	(a)	(a)
ING GET Fund - Series K
2004	131	$9.90 to $10.32	1,349	3.63	1.25% to 1.75%	-1.17% to -0.58%
2003	167	$10.01 to $10.38	1,736	3.07	1.25% to 1.75%	0.59% to 1.07%
2002	200	$10.17 to $10.27	2,048	2.74	1.25% to 1.75%	3.90% to 4.41%
2001	231	$9.79 to $9.84	2,275	-	1.30% to 1.75%	-2.52% to -2.09%
2000	285	$10.04 to $10.05	2,863	(a)	(a)	(a)
ING GET Fund - Series L
2004	68	$10.27	696	4.24	1.25%	-0.68%
2003	101	$10.34	1,049	3.76	1.25%	2.17%
2002	117	$10.12	1,187	0.05	1.25%	1.41%
2001	131	$9.98	1,305	4.60	1.30%	-0.36%
2000	2	$10.02	16	(a)	(a)	(a)
ING GET Fund - Series Q
2004	364	$10.57	3,849	3.64	1.25%	0.67%
2003	418	$10.50	4,385	-	1.25%	3.86%
2002	498	$10.11	5,031	2.28	1.25%	(c)
2001	364	$10.00	3,642	(b)	1.05%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2004	2,247	$10.18 to $10.89	23,958	2.65	0.50% to 1.75%	0.86% to 2.16%
2003	3,106	$10.09 to $10.69	32,661	0.10	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	(c)	0.25% to 1.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Balanced
2004	30,971	$11.05 to $34.36	$ 692,148	1.99%	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	659,370	1.96	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73	0.00% to 1.75%	-5.66% to -4.54%
2000	38,718	$11.85 to $31.93	875,436	(a)	(a)	(a)
ING VP Emerging Markets
2004	1,038	$10.10 to $10.13	10,509	0.84	1.00%	20.45% to 20.53%
2003	973	$8.38 to $8.41	8,172	-	1.00%	45.74% to 45.75%
2002	871	$5.75 to $5.77	5,020	-	1.00%	-10.24% to -10.23%
2001	859	$6.41 to $6.43	5,519	20.84	1.00% to 1.25%	-11.54% to -11.37%
2000	878	$7.24 to $7.25	6,367	(a)	(a)	(a)
ING VP Intermediate Bond
2004	20,579	$10.21 to $74.70	407,745	1.50	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	408,185	1.72	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40	0.00% to 1.75%	7.12% to 8.37%
2000	17,978	$11.26 to $59.29	301,919	(a)	(a)	(a)
ING VP Money Market
2004	14,934	$9.98 to $50.07	216,952	1.09	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	257,477	1.79	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45	0.00% to 1.75%	2.38% to 3.62%
2000	21,736	$11.32 to $47.51	322,714	(a)	(a)	(a)
ING VP Natural Resources
2004	1,267	$12.03 to $19.55	20,790	0.82	0.00% to 1.50%	11.01% to 30.41%
2003	940	$10.76 to $17.40	13,971	-	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	-	0.00% to 1.75%	-17.19% to -16.23%
2000	1,140	$10.24 to $16.64	16,696	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Julius Baer Foreign
2004	122	$11.66 to $12.27	$ 1,428	(e)%	0.70% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return
2004	2,236	$10.84 to $13.30	29,119	2.74	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	8,289	(d)	0.55% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income
2004	2,052	$11.13 to $14.87	30,123	1.48	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	2,143	(d)	0.55% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Aeltus Enhanced Index
2004	179	$8.41 to $11.01	1,536	0.68	0.60% to 1.50%	8.35% to 9.36%
2003	101	$7.76 to $10.13	800	0.65	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Select
2004	230	$8.84 to $9.95	2,070	-	0.40% to 1.50%	3.15% to 4.31%
2003	253	$8.57 to $10.38	2,194	-	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	(c)	0.75% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Small Cap Value
2004	1,961	$11.64 to $13.29	$ 25,577	0.04%	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	6,307	0.17	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Baron Small Cap Growth
2004	3,951	$12.10 to $16.51	58,317	-	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	15,257	-	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Goldman Sachs® Capital Growth
2004	138	$9.96 to $11.06	1,490	0.09	0.60% to 1.50%	7.17% to 8.11%
2003	83	$9.27 to $10.37	827	-	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International
2004	7,709	$10.97 to $22.92	138,552	1.10	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	126,504	0.98	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69	0.00% to 1.75%	-28.02% to -27.18%
2000	10,064	$12.27 to $25.91	219,543	(a)	(a)	(a)
ING JPMorgan Mid Cap Value
2004	1,022	$11.71 to $14.33	14,426	0.22	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	3,999	0.44	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS Capital Opportunities
2004	7,187	$9.80 to $29.32	$ 143,585	0.44%	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	151,497	0.19	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63	0.00% to 1.75%	-25.88% to -25.02%
2000	9,596	$14.36 to $40.20	291,499	(a)	(a)	(a)
ING OpCap Balanced Value
2004	1,519	$11.21 to $13.80	20,474	1.09	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	9,183	1.63	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio
2004	182	$12.22 to $12.52	2,264	-	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	1,294	-	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return
2004	3,872	$10.21 to $11.64	43,692	-	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	31,227	3.56	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Aggressive Growth - Initial Class
2004	19,676	$8.28 to $14.64	228,353	-	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	239,784	-	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20	0.00% to 1.75%	-26.33% to -25.47%
2000	24,658	$11.63 to $20.98	425,188	*	*	*

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Aggressive Growth - Service Class
2004	2	$10.32	$ 16	(e)%	0.70%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Salomon Brothers Fundamental Value
2004	602	$11.12 to $18.10	10,359	-	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	9,414	1.39	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Investors Value
2004	427	$10.74 to $14.14	5,760	0.92	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	4,019	0.69	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth - Service Class
2004	1,207	$7.62 to $11.27	9,594	-	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	9,420	-	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Growth Equity - Initial Class
2004	14,985	$11.28 to $23.81	291,385	0.16	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	246,603	0.15	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67	0.00% to 1.75%	-11.56% to -10.53%
2000	11,636	$13.30 to $24.99	244,865	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity - Service Class
2004	20	$10.64 to $12.16	$ 219	(e)%	0.40% to 1.30%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Large Cap Equity
2004	10,068	$9.67 to $16.40	135,468	0.78	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	128,075	0.58	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46	0.00% to 1.75%	-22.07% to -21.20%
2000	13,514	$12.05 to $19.72	234,529	(a)	(a)	(a)
ING Van Kampen Comstock
2004	5,605	$11.21 to $14.42	71,730	-	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	32,018	0.89	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income
2004	105	$10.44 to $33.04	2,372	0.37	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	911	0.14	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Balanced
2004	4,481	$10.67 to $18.08	70,666	1.25	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	58,446	1.48	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54	0.00% to 1.75%	-8.39% to -7.32%
2000	4,127	$10.67 to $16.92	62,530	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Growth
2004	5,143	$10.83 to $18.78	$ 81,653	1.05%	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	69,833	0.88	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60	0.00% to 1.75%	-12.87% to -11.85%
2000	4,801	$10.63 to $18.33	77,057	(a)	(a)	(a)
ING VP Strategic Allocation Income
2004	2,282	$10.48 to $17.77	36,460	1.81	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	33,837	2.30	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35	0.00% to 1.75%	-3.84% to -2.71%
2000	2,622	$11.12 to $15.89	39,124	(a)	(a)	(a)
ING Financial Services
2004	1	$10.87	9	(e)	0.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income
2004	108,588	$8.47 to $267.99	2,182,323	2.32	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60	0.00% to 1.75%	-19.62% to -18.68%
2000	178,363	$10.44 to $332.72	4,739,548	(a)	(a)	(a)
ING GET US Core - Series 1
2004	212	$10.51	2,224	0.70	1.25%	2.24%
2003	231	$10.28	2,378	(d)	1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET US Core - Series 2
2004	1,821	$10.23 to $10.31	$ 18,726	0.11%	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	20,639	(d)	1.05% to 1.65%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET US Core - Series 3
2004	5,300	$9.95 to $10.02	52,924	0.00	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	207	(d)	0.80% to 1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET US Core - Series 5
2004	66	$10.47	696	(e)	1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET US Core - Series 6
2004	556	$10.08	5,605	(e)	1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET US Core - Series 7
2004	402	$10.00	4,017	(e)	1.00% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GNMA Income
2004	40	$10.10 to $10.20	$ 404	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Intermediate Bond
2004	52	$10.20 to $10.29	535	(e)	0.40% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology
2004	11,027	$3.56 to $10.00	40,737	-	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	47,295	-	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	-	0.00% to 1.75%	-24.13% to -23.22%
2000	4,262	$5.71 to $5.87	24,855	(a)	(a)	(a)
ING VP Growth
2004	6,937	$5.37 to $15.14	89,883	0.12	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	95,972	-	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29	0.00% to 1.75%	-28.16% to -27.32%
2000	8,901	$7.72 to $21.24	171,159	(a)	(a)	(a)
ING VP Index Plus LargeCap
2004	32,461	$10.67 to $19.66	562,520	0.99	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	503,421	1.04	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07	0.00% to 1.75%	-14.92% to -13.92%
2000	25,137	$12.52 to $21.13	488,938	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap
2004	18,764	$11.22 to $20.56	$ 361,470	0.40%	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	233,761	0.39	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86	0.00% to 1.75%	-2.80% to-1.67%
2000	3,705	$14.65 to $15.46	55,395	(a)	(a)	(a)
ING VP Index Plus SmallCap
2004	10,466	$11.68 to $16.34	158,486	0.15	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	93,931	0.17	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91	0.00% to 1.75%	0.87% to 2.05%
2000	1,211	$9.94 to $11.14	12,843	(a)	(a)	(a)
ING VP International Equity
2004	1,509	$6.71 to $12.18	14,340	1.20	0.00% to 1.50%	15.42% to 32.77%
2003	1,451	$5.79 to $10.52	11,933	1.01	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11	0.00% to 1.75%	-25.02% to -24.14%
2000	1,117	$8.09 to $11.62	12,949	(a)	(a)	(a)
ING VP Small Company
2004	9,070	$11.02 to $23.47	175,779	0.28	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	167,432	0.25	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51	0.00% to 1.75%	2.44% to 3.64%
2000	6,314	$9.15 to $19.00	104,712	(a)	(a)	(a)
ING VP Value Opportunity
2004	6,985	$9.66 to $18.79	110,369	0.80	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	133,176	0.77	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66	0.00% to 1.75%	-10.97% to -9.93%
2000	3,530	$13.79 to $20.91	63,066	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Financial Services
2004	17	$11.12 to $11.44	$ 194	(e)%	0.75% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Value
2004	4,834	$11.49 to $13.33	58,379	1.23	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	32,591	1.19	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MagnaCap
2004	183	$9.45 to $9.68	1,748	1.63	0.60% to 1.50%	7.39% to 8.41%
2003	177	$8.80 to $8.93	1,571	1.04	0.60% to 1.50%	29.18% to 30.17%
2002	80	$6.82 to $6.86	544	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP MidCap Opportunities
2004	536	$10.19 to $11.43	5,546	-	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	4,191	-	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
2001	3	$9.45 to $9.46	30	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Real Estate
2004	1,960	$13.58 to $13.95	27,225	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP SmallCap Opportunities
2004	1,087	$7.36 to $8.08	$ 8,178	-%	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	8,045	-	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING Real Estate
2004	22	$12.65 to $12.76	282	(e)	0.45% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Janus Advisor Series Balanced
2004	-	$11.40	-	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Janus Aspen Balanced
2004	16,735	$10.06 to $26.46	356,943	2.17	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	385,094	2.22	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71	0.00% to 1.75%	-6.13% to -5.04%
2000	13,548	$9.49 to $25.11	296,054	(a)	(a)	(a)
Janus Aspen Capital Appreciation
2004	365	$8.55 to $11.51	3,238	0.03	1.00% to 1.25%	16.50% to 16.80%
2003	423	$7.32 to $9.88	3,177	0.27	1.00% to 1.25%	18.75% to 19.02%
2002	326	$6.15 to $8.32	2,019	0.33	1.00% to 1.25%	-16.77%
2001	72	$7.39	530	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Flexible Income
2004	4,497	$10.30 to $21.35	$ 78,169	5.55%	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	89,994	4.83	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11	0.00% to 1.75%	6.13% to 7.36%
2000	2,595	$10.97 to $16.61	36,898	(a)	(a)	(a)
Janus Aspen Growth
2004	12,324	$9.60 to $19.79	199,501	0.13	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	239,988	0.09	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25	0.00% to 1.75%	-25.86% to -25.00%
2000	17,916	$14.14 to $27.07	412,686	(a)	(a)	(a)
Janus Aspen Mid Cap Growth
2004	25,472	$10.94 to $24.72	458,336	-	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	459,241	-	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	-	0.00% to 1.75%	-40.36% to -39.66%
2000	33,795	$18.33 to $36.17	950,193	(a)	(a)	(a)
Janus Aspen Worldwide Growth
2004	24,107	$9.48 to $23.32	425,591	0.95	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	536,188	1.06	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45	0.00% to 1.75%	-23.60% to -22.71%
2000	42,211	$13.96 to $32.52	1,083,720	(a)	(a)	(a)
Janus Twenty
2004	124	$5.87 to $5.90	730	-	0.95% to 1.10%	22.55% to 22.66%
2003	117	$4.79 to $4.81	563	0.63	0.95% to 1.10%	23.97% to 24.09%
2002	99	$3.86 to $3.88	383	0.63	0.95% to 1.10%	-24.85% to -24.74%
2001	97	$5.14 to $5.15	497	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Lord Abbett Affiliated
2004	20	$11.02 to $11.10	$ 221	(e)%	0.65% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Growth and Income
2004	9,581	$11.21 to $11.85	109,667	1.07	0.45% to 1.95%	10.99% to 14.71%
2003	4,951	$10.10 to $10.44	50,532	0.93	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Mid-Cap Value - Class VC
2004	7,424	$12.45 to $15.68	96,241	0.40	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	28,509	0.67	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Mid Cap Value Fund - Class A
2004	24	$11.91 to $14.25	290	(e)	0.50% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Small-Cap Value
2004	45	$11.74 to $11.84	530	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Massachusetts Investors Growth Stock
2004	17	$10.55 to $10.58	$ 180	(e)%	0.70% to 0.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
MFS® Total Return
2004	5,159	$14.45 to $14.54	74,758	1.56	1.00% to 1.10%	10.14% to 10.24%
2003	4,414	$13.12 to $13.19	58,033	1.66	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77	1.05% to 1.25%	-1.00% to -0.81%
2000	395	$12.28 to $12.30	4,860	(a)	(a)	(a)
Moderate Allocation Portfolio
2004	6	$10.72	63	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Mutual Discovery
2004	16	$11.54 to $11.60	186	(e)	0.45% to 1.05%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
New Perspective Fund® - Class R-3
2004	18	$11.12 to $11.17	204	(e)	0.30% to 0.80%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
New Perspective Fund® - Class R-4
2004	762	$11.30 to $11.66	$ 8,638	(e)%	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Capital Appreciation
2004	21	$10.27 to $10.36	217	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Developing Markets
2004	1,557	$12.94 to $29.69	37,377	2.10	0.55% to 1.65%	31.71%
2003	429	$14.57	6,248	4.56	1.00%	63.52%
2002	145	$8.91	1,294	2.50	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Global
2004	-	$14.57	4	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Main Street Fund® - Class A
2004	1	$10.56 to $10.63	13	(e)	0.90% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Aggressive Growth
2004	-	$0.00	$ 3	-%	1.25%	0.00%
2003	-	-	4	-	1.25%	-
2002	-	-	3	(c)	1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Global Securities
2004	22,250	$11.36 to $19.26	410,368	1.10	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	251,043	0.55	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25	0.00% to 1.75%	-13.36% to -12.34%
2000	3,052	$16.17 to $16.76	50,259	(a)	(a)	(a)
Oppenheimer Main Street® Fund/VA
2004	-	$0.00	43	-	1.25% to 1.50%	0.00%
2003	-	-	32	-	1.25% to 1.50%	-
2002	-	-	28	(c)	1.25% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Main Street® Small Cap
2004	-	$12.30	5	(e)	1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Strategic Bond
2004	3,306	$10.88 to $14.98	47,078	4.44	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	32,607	5.57	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28	0.00% to 1.75%	3.28% to 4.48%
2000	586	$10.12 to $10.79	6,010	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pax World Balanced
2004	1,550	$10.45 to $11.12	$ 16,523	0.96%	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	3,605	1.04	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
PIMCO NFJ Small-Cap Value
2004	4	$12.00	53	(e)	0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
PIMCO VIT Real Return
2004	882	$10.43 to $10.83	9,519	(e)	0.60% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer High Yield
2004	42	$10.38 to $10.48	437	(e)	0.60% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Equity Income VCT
2004	2,471	$11.02 to $13.99	28,279	2.17	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	10,691	2.39	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Fund
2004	-	$12.57	$ 1	(e)%	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Fund VCT
2004	256	$10.03 to $10.94	2,601	1.16	0.55% to 1.50%	9.62% to 10.60%
2003	165	$9.15 to $9.37	1,522	1.13	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield VCT
2004	419	$10.63 to $11.03	4,468	(e)	0.65% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Mid Cap Value VCT
2004	3,402	$11.67 to $16.27	49,664	0.27	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	11,735	0.16	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Scudder Equity 500 Index
2004	-	$12.34	2	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
T. Rowe Price Mid-Cap Value
2004	53	$11.54 to $11.64	$ 619	(e)%	0.50% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Foreign
2004	39	$11.36 to $11.46	450	(e)	0.65% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Growth
2004	5	$11.26 to $11.31	61	(e)	0.95% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Global Bond
2004	572	$11.59 to $17.55	6,775	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
UBS U.S. Small Cap Growth
2004	4	$10.71	48	(e)	0.70%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Vanguard® 500 Index
2004	1	$10.82	$ 13	(e)%	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Vanguard® Variable Insurance
2004	18	$11.19 to $11.23	208	(e)	1.10% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger Select
2004	195	$11.39 to $11.85	2,227	(e)	0.70% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger U.S. Smaller Companies
2004	186	$11.55 to $12.12	2,155	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Washington Mutual InvestorsSM - Class R-3
2004	115	$10.66 to $10.77	1,232	(e)	0.30% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Washington Mutual InvestorsSM - Class R-4
	2004	3,309	$10.80 to $11.08	$ 35,859	(e)%	0.55% to 1.50%	(e)
	2003	(e)	(e)	(e)	(e)	(e)	(e)
	2002	(e)	(e)	(e)	(e)	(e)	(e)
	2001	(e)	(e)	(e)	(e)	(e)	(e)
	2000	(e)	(e)	(e)	(e)	(e)	(e)

(a)	Not provided for 2000
(b)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
(c)	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
(d)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented
(e)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2004, 2003 and 2002	C-3

Consolidated Balance Sheets as of
December 31, 2004 and 2003	C-4

Consolidated Statements of Changes in Shareholder's Equity for the years ended
December 31, 2004, 2003 and 2002	C-5

Consolidated Statements of Cash Flows for the years ended
December 31, 2004, 2003 (Restated) and 2002 (Restated)	C-6

Notes to Consolidated Financial Statements	C-7

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the related consolidated statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002. As discussed in Note 14 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to its payables for securities purchased, short-term borrowings, and investment contracts for the years ended December 31, 2003 and 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 31, 2005

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations(In millions)

	Year ended December 31,
	2004	2003	2002
Revenues:
Net investment income	$ 983.1	$ 919.1	$ 959.5
Fee income	455.7	395.8	423.9
Premiums	38.5	50.1	53.9
Net realized capital gains (losses)	25.2	64.5	(101.0)
Total revenue	1,502.5	1,429.5	1,336.3
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.4	723.4	707.3
Operating expenses	394.0	383.9	361.4
Amortization of deferred policy acquisition costs
and value of business acquired	127.4	106.5	181.5
Total benefits and expenses	1,260.8	1,213.8	1,250.2
Income before income taxes and cumulative effect of
change in accounting principle	241.7	215.7	86.1
Income tax expense	42.4	61.1	18.6
Income before cumulative effect of change
in accounting principle	199.3	154.6	67.5
Cumulative effect of change in accounting principle,
net of tax	-	-	(2,412.1)
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)

The accompanying notes are an integral part of these consolidated financial statements.

C-3

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,684.7 at 2004 and $15,455.0 at 2003)	$ 17,151.3	$ 16,049.7
Equity securities, available-for-sale, at fair value
(cost of $153.9 at 2004 and $146.5 at 2003)	162.6	161.9
Mortgage loans on real estate	1,090.2	754.5
Policy loans	262.7	270.3
Other investments	57.0	53.6
Securities pledged (amortized cost of $1,258.8 at 2004 and $1,624.4 at 2003)	1,274.3	1,644.8
Total investments	19,998.1	18,934.8
Cash and cash equivalents	187.3	57.8
Short-term investments under securities loan agreement	219.5	123.9
Accrued investment income	181.7	169.6
Notes receivable from affiliate	175.0	-
Reinsurance recoverable	2,902.7	2,953.2
Deferred policy acquisition costs	414.5	307.9
Value of business acquired	1,365.2	1,415.4
Due from affiliates	25.9	41.5
Other assets	59.6	206.2
Assets held in separate accounts	33,310.5	33,014.7
Total assets	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-4

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 20,886.4	$ 19,276.6
Due to affiliates	49.4	92.4
Payables for securities purchased	25.1	5.4
Payables under securities loan agreement	219.5	123.9
Borrowed money	1,057.4	1,519.3
Current income taxes	82.6	85.6
Deferred income taxes	209.3	184.7
Other liabilities	275.6	276.5
Liabilities related to separate accounts	33,310.5	33,014.7
Total liabilities	56,115.8	54,579.1

Shareholder's equity:
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50.0 per share value)	2.8	2.8
Additional paid-in capital	4,576.5	4,646.5
Accumulated other comprehensive income	67.1	116.0
Retained earnings (deficit)	(1,922.2)	(2,119.4)
Total shareholder's equity	2,724.2	2,645.9
Total liabilities and shareholder's equity	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-5

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder's Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income	(Deficit)	Equity

Balance at December 31, 2001	$ 2.8	$ 4,292.4	$ 55.8	$ 103.3	$ 4,454.3
Comprehensive loss:
Net loss	-	-	-	(2,344.6)	(2,344.6)
Other comprehensive income,
net of tax:
Net unrealized gain on
securities ($94.9 pretax)	-	-	61.7	-	61.7
Comprehensive loss					(2,282.9)
Distribution of IA Holdco	-	(27.4)	-	(32.7)	(60.1)
Capital contributions	-	164.3	-	-	164.3
SERP - transfer	-	(15.1)	-	-	(15.1)
Other changes	-	2.3	-	-	2.3
Balance at December 31, 2002	2.8	4,416.5	117.5	(2,274.0)	2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($2.4) pretax)	-	-	(1.5)	-	(1.5)
Comprehensive income					153.1
Capital contributions	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($49.5) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Comprehensive income	-	-	-	-	150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	$ 2.8	$ 4,576.5	$ 67.1	$ (1,922.2)	$ 2,724.2
The accompanying notes are an integral part of these consolidated financial statements.

C-6

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Capitalization of deferred policy acquisition costs	(168.0)	(159.7)	(127.6)
Amortization of deferred policy acquisition costs and
value of business acquired	134.3	106.5	158.5
Net accretion/decretion of discount/premium	155.9	198.9	115.5
Future policy benefits, claims reserves,
and interest credited	620.4	705.9	953.7
Impairment of goodwill	-	-	2,412.1
Provision for deferred income taxes	41.0	22.1	23.6
Net realized capital (gains) losses	(25.1)	(64.5)	101.0
Depreciation	12.4	23.3	20.9
Change in:
Accrued investment income	(2.3)	1.3	(10.0)
Reinsurance recoverable	50.5	33.3	172.7
Accounts receivable and assets accruals	18.2	(25.2)	(5.8)
Due to/from affiliates	(32.8)	47.4	8.1
Other payables and accruals	17.9	14.4	(82.8)
Net cash provided by operating activities	1,021.7	1,058.3	1,395.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	26,791.8	29,977.9	26,315.3
Equity securities, available-for-sale	85.7	130.2	57.2
Mortgage loans on real estate	71.0	16.3	2.0
Acquisition of:
Fixed maturities, available-for-sale	(26,809.0)	(31,951.6)	(28,272.8)
Equity securities, available-for-sale	(81.6)	(34.8)	(81.8)
Mortgage loans on real estate	(406.7)	(194.2)	(343.7)
Increase in policy loans	7.6	26.0	32.7
Purchases/sales of property and equipment, net	(11.7)	(5.2)	(5.8)
Change in other investments	(15.3)	(8.1)	(22.4)
Loans to affiliates	(175.0)	-	-
Net cash used in investing activities	(543.2)	(2,043.5)	(2,319.3)
The accompanying notes are an integral part of these consolidated financial statements.

C-7

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Financing Activities:
Deposits for investment contracts	$ 2,089.9	$ 2,296.6	$ 1,349.1
Maturities and withdrawals from investment contracts	(1,910.4)	(1,745.5)	(741.4)
Short-term borrowings, net	(458.5)	196.5	299.7
Dividends paid to Parent	(70.0)	-	-
Capital contributions	-	230.0	-
Net cash provided by (used in) financing activities	(349.0)	977.6	907.4
Net increase (decrease) in cash and cash equivalents	129.5	(7.6)	(16.6)
Cash and cash equivalents, beginning of year	57.8	65.4	82.0
Cash and cash equivalents, end of year	$ 187.3	$ 57.8	$ 65.4
Supplemental cash flow information:
Income taxes paid, net	$ 3.2	$ 29.8	$ 6.7
Interest paid	$ 22.8	$ 32.6	$ 20.6

The accompanying notes are an integral part of these consolidated financial statements.

C-8

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company ("ILIAC"), a stock life insurance company domiciled in the state of Connecticut, and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"). On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion and HOLDCO merged into Lion. As a result, ILIAC is now a direct, wholly-owned subsidiary of Lion, which in turn is an indirect, wholly-owned subsidiary of ING. ING is a global financial services company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, education (collectively "not-for-profit" organizations), and corporate markets. The Company's products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Recently Adopted Accounting Standards

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements, be consolidated with the respective lines in the Consolidated Statements of Operations. In addition, the SOP requires that additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the Consolidated Balance Sheets separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs ("DAC").

The Company evaluated all requirements of SOP 03-1 which resulted in the consolidation of the Separate Account supporting the guarantee option into the General Account. Requirements to establish additional liabilities for minimum guarantee benefits are applicable to the Company; however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the newly established requirements. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company. The adoption of SOP 03-1 had no significant effect on the Company's financial position, results of operations, or cash flows.

In the fourth quarter of 2004, the Company implemented Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA").

The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. The adoption of the TPA did not have an impact on the Company's financial position, results of operations, or cash flows.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 which did not have an impact on the Company's financial position, results of operations, or cash flows.

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1 ("EITF-03-1"), "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group ("DIG"), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company's financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

disclosures about VIEs that the variable interest holder is required to consolidate and those VIEs it is not required to consolidate but in which it has a significant variable interest.

The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8,489.3 as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $8,396.1 represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

Guarantees

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

Goodwill Impairment

During 2002, the Company adopted FAS No. 142, "Goodwill and Other Intangible Assets." The adoption of this standard resulted in the recognition of an impairment loss of $2,412.1, net of taxes of $1,298.8, related to prior acquisitions, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the December 31, 2002 Consolidated Statement of Operations.

New Accounting Pronouncements

In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments be recognized in the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method, entities are allowed to restate prior periods by recognizing the compensation cost in the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation."

The Company intends to early adopt the provisions of FAS 123R on January 1, 2005 using the modified-prospective method. The adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior years financial information to conform to the current year presentation, including a reclassification in the amount of $9.2, net of tax, from retained earnings to accumulated other comprehensive income as of December 31, 2001 (see footnote 14).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the General Account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in future policy benefits and claims reserves on the Consolidated Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Consolidated Statements of Operations. Unrealized

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Repurchase Agreements

The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Consolidated Balance Sheets.

Derivatives

The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133 and the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses. Derivatives are included in other investments on the Consolidated Balance Sheets.

The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives are included in fixed maturities.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

VOBA represents the outstanding value of in force business capitalized and is subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

The amortization methodology used for DAC and VOBA varies by product type. FAS No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially determined reserve liabilities which are calculated to meet its future obligations. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and related future operations.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent benefits are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.5% to 11.9% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to investments and unamortized realized gains/losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractholders, plan participants, and the Company.

Reserves for immediate annuities with life contingent benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 9.5% for all years presented.

Because the sale of the domestic individual life insurance business on October 1, 1998 was substantially in the form of an indemnity reinsurance agreement, the Company includes an amount in reinsurance recoverable on the Consolidated Balance Sheet, which approximates the Company's total individual life reserves. See Note 11 to the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Sales Inducements

Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately and included in Other Assets on the Consolidated Balance Sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Consolidated Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For most annuity contracts, fee income for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits on the Consolidated Statements of Operations. Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company or its affiliates, or other selected mutual funds not managed by the Company or its affiliates.

Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Consolidated Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $7.3 and $55.7, respectively, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $2.9 billion and $3.0 billion at December 31, 2004 and 2003, respectively, is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business in 1998 (See Note 11).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

Fixed maturities and equity securities available-for-sale as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 197.3	$ 0.9	$ 0.9	$ 197.3
States, municipalities and political
subdivisions	32.1	0.2	0.9	31.4
U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7
Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7
Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgage-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5
Total fixed maturities, including
fixed maturities pledged	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged to creditors	1,258.8	18.0	2.5	1,274.3
Fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6
Total investments available-for-sale	$ 16,838.6	$ 591.0	$ 115.7	$ 17,313.9

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Fixed maturities and equity securities available-for-sale as of December 31, 2003, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 350.0	$ 1.7	$ 0.3	$ 351.4
States, municipalities and political
subdivisions	2.1	0.1	-	2.2
U.S. corporate securities:
Public utilities	970.7	48.9	11.4	1,008.2
Other corporate securities	5,568.1	327.9	29.1	5,866.9
Total U.S. corporate securities	6,538.8	376.8	40.5	6,875.1
Foreign securities:
Government	605.2	33.7	2.8	636.1
Other	1,364.7	74.5	11.0	1,428.2
Total foreign securities	1,969.9	108.2	13.8	2,064.3
Residential mortgage-backed securities	5,903.7	91.8	35.1	5,960.4
Commercial mortgage-backed securities	1,278.5	105.0	3.3	1,380.2
Other asset-backed securities	1,036.4	34.0	9.5	1,060.9
Total fixed maturities, including
fixed maturities pledged to creditors	17,079.4	717.6	102.5	17,694.5
Less: fixed maturities pledged to creditors	1,624.4	23.8	3.4	1,644.8
Fixed maturities	15,455.0	693.8	99.1	16,049.7
Equity securities	146.5	15.5	0.1	161.9
Total investments available-for-sale	$ 15,601.5	$ 709.3	$ 99.2	$ 16,211.6

At December 31, 2004 and 2003, net unrealized appreciation of $490.8 and $630.5, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $357.5 and $491.5, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in future policy benefits and claim reserves.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2004, are shown below by duration:

	Unrealized	Fair
	Loss	Value
Duration category:
Less than six months below amortized cost	$ 37.7	$ 3,319.0
More than six months and less than twelve months below cost	34.9	1,795.0
More than twelve months below amortized cost	45.6	960.5
Total investments available-for-sale	$ 118.2	$ 6,074.5

Of the unrealized losses, less than 6 months in duration of $37.7, there were $9.5 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $28.2, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,746.2.

Of the unrealized losses, more than 6 months and less than 12 months in duration, of $34.9, there were $16.4 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $18.5, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $829.2.

An analysis of the unrealized losses, more than 12 months in duration, of $45.6 follows. There were $15.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $29.7, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $505.6.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The amortized cost and fair value of total fixed maturities for the year ended December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 395.8	$ 400.0
After one year through five years	3,650.0	3,727.4
After five years through ten years	3,128.8	3,256.4
After ten years	2,425.5	2,613.3
Mortgage-backed securities	6,988.8	7,065.0
Other asset-backed securities	1,354.6	1,363.5
Less: fixed maturities pledged to creditors	1,258.8	1,274.3
Fixed maturities	$ 16,684.7	$ 17,151.3

At December 31, 2004 and 2003, fixed maturities with carrying values of $10.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004 or 2003.

The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2004 and 2003, approximately 4.1% and 2.8%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $1,274.3 and $1,644.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $1,057.4 and $1,519.3 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Consolidated Balance Sheets.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Impairments

The following table identifies the Company's other-than-temporary impairments by type as of December 31:

	2004		2003		2002
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Corporate	$ -	-	$ 6.2	4	$ 0.1	2
Residential mortgage-backed	13.5	53	88.2	83	40.0	33
Limited partnership	-	-	2.0	1
Equities	-	-	-	2	0.1	2
Total	$ 13.5	53	$ 96.4	90	$ 40.2	37

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2004 and 2003 is $125.0 and $123.1, respectively.

Net Investment Income

Sources of net investment income were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 980.5	$ 946.2	$ 964.1
Preferred stock	-	9.9	3.9
Mortgage loans on real estate	56.0	42.7	23.3
Policy loans	8.1	9.0	8.7
Cash equivalents	2.4	1.7	1.7
Other	(2.1)	(1.0)	23.4
Gross investment income	1,044.9	1,008.5	1,025.1
Less: investment expenses	61.8	89.4	65.6
Net investment income	$ 983.1	$ 919.1	$ 959.5

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to impairment of investments. Net realized capital gains (losses) on investments were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 24.7	$ 63.9	$ (97.5)
Equity securities	0.5	0.6	(3.5)
Pretax net realized capital gains (losses)	$ 25.2	$ 64.5	$ (101.0)
After-tax net realized capital gains (losses)	$ 16.4	$ 41.9	$ 65.7

Net realized capital gains allocated to experience-rated contracts of $42.0, $43.9, and $63.6 for the years ended December 31, 2004, 2003 and 2002, respectively, were deducted from net realized capital gains and an offsetting amount was reflected in future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractholders were $233.4, $213.7, and $199.3 at December 31, 2004, 2003 and 2002, respectively.

Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses, excluding those related to experience-related contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Proceeds on sales	$ 10,236.3	$ 12,812.5	$ 13,265.2
Gross gains	146.9	291.9	276.7
Gross losses	70.9	228.0	374.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in shareholder's equity related to changes in accumulated other comprehensive income (net unrealized capital gains and losses on securities, including securities pledged excluding those related to experience-rated contractholders) were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 16.1	$ (54.3)	$ 104.8
Equity securities	(5.7)	17.9	(1.6)
Sales inducements	(0.1)	-	-
Other	(59.8)	34.0	(8.3)
Subtotal	(49.5)	(2.4)	94.9
Less: (Increase) decrease in deferred income taxes	(17.3)	(0.9)	33.2
Net increase (decrease) in accumulated other
comprehensive (loss) income	$ (32.2)	$ (1.5)	$ 61.7

2.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values of these securities are based upon quoted market price.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: The carrying amounts for these liabilities approximate their fair value.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

	2004		2003
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturity securities, including
securities pledged	$ 18,425.6	$ 18,425.6	$ 17,694.5	$ 17,694.5
Equity securities	162.6	162.6	161.9	161.9
Mortgage loans on real estate	1,090.2	1,119.8	754.5	798.5
Policy loans	262.7	262.7	270.3	270.3
Cash and cash equivalents	187.3	187.3	57.8	57.8
Assets held in Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	2,106.0	2,028.2	2,282.9	2,259.4
Without a fixed maturity	13,884.9	13,845.6	12,936.9	12,892.0
Liabilities related to Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

Interest Rate Floors

Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2004 or 2003.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2004 were $527.8, $5.9, and $5.9, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6, $8.2, and $8.2, respectively.

Interest Rate Swaps

Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $1,766.0, $2.1, and $2.1, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0, $(14.4), and $(14.4), respectively.

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $126.5, $(28.4), and $(28.4), respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1, $(12.8), and $(12.8), respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

3.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the year-ended December 31, 2004, 2003 and 2002 within VOBA was as follows:

Balance at December 31, 2001	$ 1,601.8
Adjustment for unrealized gain (loss)	(21.9)
Additions	25.0
Interest accrued at 7%	86.8
Amortization	(253.3)

Balance at December 31, 2002	1,438.4
Adjustment for unrealized gain (loss)	6.2
Additions	59.1
Interest accrued at 7%	92.2
Amortization	(180.5)

Balance at December 31, 2003	1,415.4
Adjustment for unrealized gain (loss)	7.9
Additions	50.1
Interest accrued at 6%	92.3
Amortization	(200.5)

Balance at December 31, 2004	$ 1,365.2

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.2, $105.8, $97.4, $92.4, and $90.6 for the years 2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

During 2004, VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. Also, surrenders increased, which resulted in higher amortization for certain business.

During 2003 the Company reset long-term assumptions for the Separate Account returns from 9.0% to 8.5% (gross before fund management fees and mortality, expense, and other policy charges), reflecting a blended return of equity and other sub-accounts. The 2003 unlocking adjustment was primarily driven by improved market performance compared to expected during 2003. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 before tax, or $2.4, net of $1.3 of federal income tax expense.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term return assumptions for the Separate Account returns to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 before tax, or $29.7, net of $15.9 of federal income tax benefit.

4.	Dividend Restrictions and Shareholder's Equity

The Company's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) 10% of statutory surplus at prior year end or (2) ILIAC's prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution. ILIAC did not receive capital contributions from its parent in 2004 and received $230.0 and $164.3 in capital contributions during 2003 and 2002, respectively.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $217.2, $67.5, and $148.8 for the years ended December 31, 2004, 2003, and 2002, respectively. Statutory capital and surplus was $1,344.5 and $1,230.7 as of December 31, 2004 and 2003, respectively.

As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

5.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates an additional liability ("SOP reserves") for certain guaranteed minimum death benefits ("GMDBs") in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2004, the Separate Account liability subject to SOP 03-1 for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4,396.0 and $0.7, respectively.

The aggregate fair value of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $4,396.0.

6.	Income Taxes

ILIAC files a consolidated federal income tax return with its subsidiary, IICA. ILIAC has a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income taxes (benefits) from continuing operations consist of the following:

	Year ended December 31,
	2004	2003	2002
Current tax expense (benefit):
Federal	$ (3.8)	$ 37.9	$ 40.4
State	-	1.1	1.8
Total current tax expense (benefit)	(3.8)	39.0	42.2
Deferred tax expense (benefit):
Federal	46.2	22.1	(23.6)
Total deferred tax expense (benefit)	46.2	22.1	(23.6)
Total income tax expense (benefit)	$ 42.4	$ 61.1	$ 18.6

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

	Year ended December 31,
	2004	2003	2002
Income before income taxes and cumulative
effect of change in accounting principle	$ 241.7	$ 215.7	$ 86.1
Tax rate	35%	35%	35%
Income tax at federal statutory rate	84.6	75.5	30.1
Tax effect of:
State income tax, net of federal benefit	-	0.7	1.2
Dividends received deduction	(9.6)	(14.0)	(5.3)
IRS audit settlement	(33.0)
Transfer of mutual fund shares	-	-	(6.7)
Other, net	0.4	(1.1)	(0.7)
Income tax expense	$ 42.4	$ 61.1	$ 18.6

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, are presented below:

	2004	2003
Deferred tax assets:
Insurance reserves	$ 286.4	$ 263.7
Unrealized gains allocable to experience-rated contracts	125.1	172.0
Investments	-	69.7
Postemployment benefits	60.5	30.2
Compensation	35.5	56.0
Other, net	23.4	19.7
Total gross assets	530.9	611.3
Deferred tax liabilities:
Value of business acquired	477.8	495.4
Net unrealized capital gains	161.3	236.4
Deferred policy acquisition costs	91.3	59.2
Other, net	9.8	5.0
Total gross liabilities	740.2	796.0
Net deferred tax liability	$ 209.3	$ 184.7

Net unrealized capital gains and losses are presented as a component of Other Comprehensive Income in shareholder's equity, net of deferred taxes.

Under prior law, the Company was allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account and only becomes taxable under certain conditions, which management believes to be remote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $17.2 million.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for probable proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments. The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through the December 13, 2000 short period. The tax benefit associated with the settlement of the most recent audit is included in the 2004 financial statements. The Service has commenced its examination for the tax years ended December 31, 2000 and 2001. Additionally, various state tax audits are in process.

7.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $19.0 for 2004, $15.1 for 2003, and $6.4 for 2002, respectively.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $8.0, $7.1 and $7.1 in 2004, 2003, and 2002, respectively.

Other Benefit Plans

The Company also sponsors a tax-qualified profit sharing plan for Career Agents that is intended to satisfy the requirements of Code Section 401(K).

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees; defined benefit pension plans for insurance salesmen who have entered into a career agent agreement and certain other individuals; and health care and life insurance benefits to retired employees and their eligible dependents. The supplemental retirement plan and defined benefit pension plan are non-qualified defined benefit pension plans, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The defined benefit plan for salesmen was terminated effective January 1, 2002, and all benefit accruals ceased. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefit charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002, were not significant.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

    Investment advisory agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $58.8, $53.8, and $46.5, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

    Services agreement between the Company and its affiliates effective January 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the agreement where incurred in the amount of $8.6, $19.2, and $13.4, respectively.

    Expense sharing agreement with ING North America Insurance Corporation, Inc., dated as of January 1, 2001, as amended effective January 1, 2002, for administrative, management, financial, and information technology services. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $132.9, $136.4, and $126.0, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $209.2, $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management LLP ("Aeltus")), and $391.8 (includes fees paid to Aeltus through February 28, 2002, when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) in 2004, 2003, and 2002, respectively.

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

of $0.2, $0.1, and $0.1, for the years ended December 31, 2004, 2003, and 2002, respectively, and earned interest income of $1.3, $0.9, and $2.1 for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, respectively, ILIAC had a $25.0 and $41.4 receivable from ING AIH under this agreement.

Notes from Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued surplus notes in the aggregate principal amount of $400.0 (the "Notes") scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company ("ReliaStar Life"), and Security Life of Denver International Limited ("SLDI"), in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Company's $175.0 Notes Receivable from ING USA bears interest at a rate of 6.257% per year. Any payment of principal and/or interest is subject to the prior approval of the Insurance Commissioner of the state of Iowa. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005.

Tax Sharing Agreements

ILIAC has a federal tax sharing agreement with IICA, whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions and Dividends

In 2004, ILIAC did not receive any capital contributions. In 2003, ILIAC received $230.0 in cash capital contributions from Lion. In 2002, ILIAC received capital contributions in the form of investments in affiliated mutual funds of $164.3 from HOLDCO.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

9.	Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125.0 from the Bank. Interest on any borrowing accrues at an annual rate equal to (1) the cost of funds for the Bank for the period applicable for the advance plus .225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to (1) the cost of funds for BONY for the period applicable for the advance plus .35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.

Also see Reciprocal Loan Agreement in Note 9.

10.	Reinsurance

At December 31, 2004, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $61.1 and $63.8 as of December 31, 2004 and 2003, respectively, was sold to Lincoln.

On December 16, 1988, the Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.3 and $20.4 were maintained for this contract as of December 31, 2004 and 2003, respectively.

The effect of reinsurance on premiums and recoveries for the years ended December 31, 2004, 2003 and 2002, were as follows:

	Year ended December 31,
	2004	2003	2002
Direct premiums	$ 39.0	$ 51.1	$ 55.9
Reinsurance assumed	-	0.1	-
Reinsurance ceded	(0.5)	(1.1)	(2.0)
Net premiums	$ 38.5	$ 50.1	$ 53.9

11.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases that expire through 2009.

For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $18.1, $20.8 and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $16.7, $15.4, $14.0, $1.3, and $0.5, respectively, and $0.1 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments of $778.2 with an estimated fair value of $778.2.

Litigation

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

12.	Other Comprehensive Income

The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

	As of December 31,
	2004	2003
Net unrealized capital gains (losses):
Fixed maturities	$ 124.6	$ 108.5
Equity securities	8.7	14.4
Sales inducements	(0.1)	-
Other	(8.2)	51.6
Subtotal	125.0	174.5
Less: Deferred income taxes	41.2	58.5
Net unrealized capital gains	83.8	116.0
Minimum pension liability	(16.7)	-
Net accumulated other comprehensive income	$ 67.1	$ 116.0

Net unrealized capital gains allocated to experience-rated contracts of $357.5 and $491.5 at December 31, 2004 and 2003, respectively, are reflected on the Consolidated Balance Sheets in future policy benefits and claims reserves and are not included in shareholder's equity.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, excluding those related to experience-rated contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Unrealized holding (losses) gains arising
during the year (1)	$ 18.6	$ (48.1)	$ 127.4
Less: reclassification adjustment for gains
(losses) and other items included in
net income(2)	50.8	(46.6)	65.7
Net unrealized (losses) gains on securities	$ (32.2)	$ (1.5)	$ 61.7

(1) Pretax net unrealized holding gains (losses) were $28.6, $(74.0), and $196.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $78.1, $(71.6), and $101.1, for the years ended December 31, 2004, 2003, and 2002, respectively.

13.	Reclassifications and Changes to Prior Year Presentation

During 2004, certain changes were made to the 2003 and 2002 Statements of Operations to reflect the correct balances, as follows:

    Certain changes were made to the classification of reinsurance ceded related to certain products, which were included as a reduction to premiums.

    Certain changes were made to the classification of certain annuity and other products, which were included in premium income.

    Certain changes were made to the classification of certain benefits to contractowners, which were included as a reduction to premiums.

In addition, certain reclassifications have been made to conform to the current year presentation.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These changes had no impact on net income or shareholder's equity of the Company. We deemed these changes to the Statement of Operations as immaterial, and, as such, have not labeled the Statement of Operations as restated. The following summarizes the corrections to each financial statement line item:

	Previously		Revised
Year ended 12/31/2003	Reported 2003	Adjustment	2003

Fee income	$ 384.3	$ 11.5	$ 395.8
Premiums	95.8	(45.7)	50.1
Total revenue	1,463.7	(34.2)	1,429.5
Interest credited and other benefits to contractowners	757.6	(34.2)	723.4
Total expense	1,248.0	(34.2)	1,213.8

	Previously		Revised
Year ended 12/31/2002	Reported 2002	Adjustment	2002

Fee income	$ 418.2	$ 5.7	$ 423.9
Premiums	98.7	(44.8)	53.9
Total revenue	1,375.4	(39.1)	1,336.3
Interest credited and other benefits to contractowners	746.4	(39.1)	707.3
Total expense	1,289.3	(39.1)	1,250.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Also, during 2004, certain changes were made to the 2003 and 2002 Statements of Cash Flows to reflect the correct balances, primarily related to payables for securities purchased, short-term borrowings, and investment contracts. As a result of these adjustments, we have labeled the Statements of Cash Flows for 2003 and 2002 as restated. The following summarizes the adjustments:

	Previously
	Reported	Adjustment	Restated
Year ended 12/31/2003
Net cash provided by (used for) operating activities	$ 1,254.8	$ (196.5)	$ 1,058.3
Net cash provided by (used for) financing activities	781.1	196.5	977.6

Year ended 12/31/2002
Net cash provided by (used for) operating activities	$ 1,527.7	$ (132.4)	$ 1,395.3
Net cash used for investing activities	(2,152.0)	(167.3)	(2,319.3)
Net cash provided by (used for) financing activities	607.7	299.7	907.4

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 consolidated financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected in 2003.

As Restated
2004	(In millions)	First	Second	Third	Fourth
Total revenue		$ 384.5	$ 362.1	$ 376.7	$ 379.2
Income (loss) before income taxes		64.4	54.7	61.3	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)	19.3
Net income		$ 44.0	$ 37.7	$ 75.6	$ 42.0

As Reported
2004	(In millions)	First	Second	Third
Total revenue		$ 387.3	$ 364.4	$ 379.0
Income (loss) before income taxes		64.4	54.7	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)
Net income		$ 44.0	$ 37.7	$ 75.6

As Restated
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 351.6	$ 374.5	$ 353.9	$ 349.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

As Reported
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 359.2	$ 381.3	$ 354.7	$ 368.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

* Restated

Form No. SAI.75992-05	ILIAC Ed. April 2005